Vanguard® Total International Stock Index Fund
Schedule of Investments (unaudited)
As of January 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.2%)
Argentina (0.0%)
*	Ternium Argentina SA	390	1
Australia (5.5%)
	Commonwealth Bank of Australia	22,526,477	1,758,465
	BHP Group Ltd. (XASX)	39,311,851	1,376,786
	CSL Ltd.	6,347,294	1,340,235
	BHP Group Ltd.	27,076,249	949,662
	National Australia Bank Ltd.	41,900,734	945,454
	Westpac Banking Corp.	45,961,779	773,348
	ANZ Group Holdings Ltd.	39,462,918	702,298
	Macquarie Group Ltd.	4,581,024	611,150
	Wesfarmers Ltd.	14,919,928	526,028
	Woodside Energy Group Ltd. (XASX)	20,053,407	519,261
	Rio Tinto Ltd.	4,901,783	439,873
	Woolworths Group Ltd.	16,019,213	409,411
	Transurban Group	40,530,268	397,365
	Goodman Group	24,211,926	345,349
	Fortescue Metals Group Ltd.	20,992,774	331,593
	Amcor plc	19,862,801	237,264
	Coles Group Ltd.	16,767,787	210,899
	Aristocrat Leisure Ltd.	8,712,004	210,336
	Santos Ltd.	39,849,829	203,429
	South32 Ltd.	60,617,725	194,518
	QBE Insurance Group Ltd.	19,576,644	191,008
	Newcrest Mining Ltd. (XASX)	11,101,616	176,395
	Brambles Ltd.	18,318,852	155,775
	Telstra Group Ltd.	53,856,556	155,655
	Scentre Group	68,778,220	149,236
	Suncorp Group Ltd.	16,682,850	148,300
	Sonic Healthcare Ltd.	6,333,224	141,849
	Mineral Resources Ltd.	2,199,678	139,262
	Northern Star Resources Ltd.	15,043,698	134,047
	James Hardie Industries plc	5,843,670	131,123
	Cochlear Ltd.	847,741	128,074
	Woodside Energy Group Ltd.	4,892,708	126,694
	ASX Ltd.	2,554,733	125,016
	Origin Energy Ltd.	22,673,823	120,388
	Computershare Ltd.	7,104,191	119,648
*	Pilbara Minerals Ltd.	34,791,166	118,357
	APA Group	15,597,000	116,727
	Insurance Australia Group Ltd.	32,617,743	113,274
	Ramsay Health Care Ltd.	2,307,608	109,043

		Shares	Market Value ($000)
	Treasury Wine Estates Ltd.	9,556,674	98,441
*	Lottery Corp. Ltd.	29,302,970	97,730
	Atlas Arteria Ltd.	19,201,685	93,386
*	Xero Ltd.	1,671,245	92,113
	WiseTech Global Ltd.	2,087,606	90,518
	Stockland	31,610,499	88,328
	OZ Minerals Ltd.	4,317,074	85,508
	IGO Ltd.	8,221,990	85,470
	Endeavour Group Ltd.	18,076,256	84,878
	Mirvac Group	52,252,977	84,420
	BlueScope Steel Ltd.	6,144,121	83,784
	Dexus	14,289,828	82,853
	GPT Group	25,433,895	82,445
	SEEK Ltd.	4,622,120	80,050
*	Lynas Rare Earths Ltd.	11,886,461	79,570
	Medibank Pvt Ltd.	36,407,808	75,848
	Vicinity Ltd.	49,961,932	73,096
	carsales.com Ltd.	4,424,239	71,630
*	Allkem Ltd.	7,700,981	71,496
	Washington H Soul Pattinson & Co. Ltd.	3,497,806	71,240
	Ampol Ltd.	3,140,338	68,101
	Incitec Pivot Ltd.	25,709,571	62,865
	Orica Ltd.	5,930,973	62,237
	Charter Hall Group	6,257,917	61,619
	Whitehaven Coal Ltd.	10,251,185	60,955
	Aurizon Holdings Ltd.	23,255,010	60,783
	REA Group Ltd.	664,693	59,604
	ALS Ltd.	6,383,205	59,223
	Cleanaway Waste Management Ltd.	28,962,987	56,120
	Lendlease Corp. Ltd.	9,110,515	55,632
	Worley Ltd.	4,918,072	53,989
	IDP Education Ltd.	2,404,025	53,498
	Bendigo & Adelaide Bank Ltd.	7,458,731	53,169
	Evolution Mining Ltd.	22,818,458	51,853
	JB Hi-Fi Ltd.	1,450,221	49,862
*	Qantas Airways Ltd.	10,996,866	49,638
	Steadfast Group Ltd.	13,086,665	48,619
	AGL Energy Ltd.	8,911,059	48,327
	Qube Holdings Ltd.	21,993,688	47,825
	Challenger Ltd.	8,855,895	45,402
	Domino's Pizza Enterprises Ltd.	802,896	43,283
	Altium Ltd.	1,550,701	42,934
	Iluka Resources Ltd.	5,553,242	42,730
*	NEXTDC Ltd.	6,005,649	42,442
	Bank of Queensland Ltd.	8,495,258	42,008
*	AMP Ltd.	41,309,731	39,187
	Technology One Ltd.	3,657,242	37,814
	Metcash Ltd.	12,699,719	37,635
	Alumina Ltd.	33,295,930	37,040
	nib holdings Ltd.	6,276,991	34,992
	Ansell Ltd.	1,685,327	33,682
	Reece Ltd.	2,828,450	32,510
	Champion Iron Ltd.	6,081,342	30,945
[1]	Breville Group Ltd.	1,890,442	30,479
	Seven Group Holdings Ltd.	1,872,776	30,142
	Region RE Ltd.	14,951,582	28,691
	Charter Hall Long Wale REIT	8,773,276	28,392
	Nine Entertainment Co. Holdings Ltd.	19,206,005	27,788

		Shares	Market Value ($000)
	Perseus Mining Ltd.	17,966,827	27,297
	Sandfire Resources Ltd.	5,993,904	26,712
	Perpetual Ltd.	1,470,098	26,634
	Reliance Worldwide Corp. Ltd.	10,419,792	26,096
	Pro Medicus Ltd.	544,315	25,996
*,1	Liontown Resources Ltd.	22,629,885	25,475
	National Storage REIT	15,273,133	25,136
	Beach Energy Ltd.	23,244,289	24,978
	Harvey Norman Holdings Ltd.	7,666,868	24,340
*	Webjet Ltd.	4,944,708	24,099
	Downer EDI Ltd.	8,946,933	23,943
	CSR Ltd.	6,357,948	23,795
	Orora Ltd.	11,230,062	23,762
*,1	Paladin Energy Ltd.	38,837,565	23,684
[2]	Viva Energy Group Ltd.	11,202,512	23,160
	Sims Ltd.	2,121,175	23,032
[1]	ARB Corp. Ltd.	1,000,404	22,731
	HomeCo Daily Needs REIT	23,133,486	22,205
	Tabcorp Holdings Ltd.	29,167,815	21,695
	Nufarm Ltd.	5,040,431	21,209
*,1,3	Flight Centre Travel Group Ltd.	1,883,555	21,187
	Premier Investments Ltd.	1,069,358	21,146
[1]	Eagers Automotive Ltd.	2,585,106	21,025
	Insignia Financial Ltd.	8,395,000	20,841
*	Chalice Mining Ltd.	4,427,942	20,413
	Bapcor Ltd.	4,485,230	20,284
*,1	Core Lithium Ltd.	23,970,356	19,989
	Super Retail Group Ltd.	2,161,922	19,509
	Deterra Royalties Ltd.	5,614,706	19,480
	Corporate Travel Management Ltd.	1,470,671	19,273
	AUB Group Ltd.	1,138,032	19,063
	Waypoint REIT Ltd.	9,511,247	18,780
	Charter Hall Retail REIT	6,602,811	18,751
	BWP Trust	6,522,381	18,144
*	De Grey Mining Ltd.	16,982,797	17,997
	Lifestyle Communities Ltd.	1,256,349	17,515
	IRESS Ltd.	2,436,965	17,198
	Centuria Industrial REIT	7,102,757	16,888
*,1	Sayona Mining Ltd.	88,931,486	16,634
	Gold Road Resources Ltd.	14,162,111	16,567
	TPG Telecom Ltd.	4,821,555	16,489
	Ingenia Communities Group	4,895,420	16,122
	Healius Ltd.	7,065,174	16,118
	GrainCorp Ltd. Class A	2,972,999	15,963
*	Star Entertainment Group Ltd.	11,309,570	15,606
	InvoCare Ltd.	1,880,268	15,366
*	PEXA Group Ltd.	1,578,815	14,577
	EVT Ltd.	1,447,977	14,470
[1]	Regis Resources Ltd.	9,297,478	14,134
[2]	Coronado Global Resources Inc.	9,730,168	14,098
	Nickel Industries Ltd.	18,021,832	14,091
	Elders Ltd.	2,017,118	13,887
*,1	PolyNovo Ltd.	7,732,737	13,827
*	Syrah Resources Ltd.	8,695,412	13,673
	HUB24 Ltd.	730,999	13,633
	Abacus Property Group	6,847,380	13,569
	Lovisa Holdings Ltd.	719,485	13,515
	Brickworks Ltd.	799,020	13,458

		Shares	Market Value ($000)
	IPH Ltd.	2,188,576	13,238
*	Capricorn Metals Ltd.	4,014,918	12,944
	New Hope Corp. Ltd.	3,061,081	12,686
	NRW Holdings Ltd.	5,802,803	12,527
	Blackmores Ltd.	197,980	12,297
	Costa Group Holdings Ltd.	5,821,255	12,111
[1]	Centuria Capital Group	8,972,355	11,926
[1]	Credit Corp. Group Ltd.	767,639	11,854
	Monadelphous Group Ltd.	1,180,395	11,634
	Platinum Asset Management Ltd.	7,610,806	11,624
	Arena REIT	4,376,824	11,611
	Magellan Financial Group Ltd.	1,813,478	11,528
[1]	Newcrest Mining Ltd. (XTSE)	721,560	11,453
	GUD Holdings Ltd.	1,900,581	11,291
*	Telix Pharmaceuticals Ltd.	2,193,109	11,106
	Imdex Ltd.	6,233,715	11,069
	Data#3 Ltd.	2,123,349	11,033
	Boral Ltd.	4,500,457	10,996
*	Karoon Energy Ltd.	6,637,064	10,979
	Charter Hall Social Infrastructure REIT	4,441,968	10,961
	Bega Cheese Ltd.	3,963,432	10,909
*	Nanosonics Ltd.	3,131,149	10,806
*	West African Resources Ltd.	13,581,906	10,763
*	Bellevue Gold Ltd.	12,634,024	10,720
*	Silver Lake Resources Ltd.	11,380,818	10,523
*,1	Lake Resources NL	17,910,462	10,503
	Netwealth Group Ltd.	1,084,301	10,341
*	Omni Bridgeway Ltd.	3,560,401	10,222
	Cromwell Property Group	19,293,760	9,913
	Helia Group Ltd.	4,988,029	9,889
	Johns Lyng Group Ltd.	2,310,177	9,629
[1]	G8 Education Ltd.	10,479,699	9,321
	Pinnacle Investment Management Group Ltd.	1,246,843	9,289
	United Malt Group Ltd.	3,587,885	9,277
	Rural Funds Group	5,219,636	9,257
[1]	Clinuvel Pharmaceuticals Ltd.	514,899	9,230
	Hansen Technologies Ltd.	2,416,075	9,129
*,3	AVZ Minerals Ltd.	33,065,566	9,102
	Link Administration Holdings Ltd.	6,597,918	8,993
	Growthpoint Properties Australia Ltd.	3,767,093	8,701
	GQG Partners Inc.	8,002,471	8,587
*,1	ioneer Ltd.	27,363,534	8,421
*,1,2	Life360 Inc.	2,114,937	8,406
*	Perenti Ltd.	9,248,041	8,217
*,1	Megaport Ltd.	1,971,073	8,198
	McMillan Shakespeare Ltd.	809,078	8,100
	Collins Foods Ltd.	1,418,170	8,092
[1]	Ramelius Resources Ltd.	11,389,399	8,080
	Adbri Ltd.	6,041,651	7,944
*,1	Imugene Ltd.	80,857,660	7,824
	Myer Holdings Ltd.	10,857,641	7,518
	Jumbo Interactive Ltd.	671,630	7,439
*	SiteMinder Ltd.	2,785,505	7,434
	Domain Holdings Australia Ltd.	3,233,693	7,398
*	Calix Ltd.	1,859,605	7,353
	APM Human Services International Ltd.	3,965,570	7,294
*	Judo Capital Holdings Ltd.	7,592,642	7,182
*,1	Vulcan Energy Resources Ltd.	1,397,673	7,118

		Shares	Market Value ($000)
	Kelsian Group Ltd.	1,716,319	7,118
*	Mincor Resources NL	6,266,327	6,777
	Hotel Property Investments Ltd.	2,708,613	6,730
	Accent Group Ltd.	4,307,562	6,699
	Centuria Office REIT	5,795,807	6,580
	oOh!media Ltd.	6,360,581	6,476
[1]	HMC Capital Ltd.	1,923,596	6,297
	Dexus Industria REIT	2,758,990	6,030
	Codan Ltd.	1,592,258	6,012
*,1	Temple & Webster Group Ltd.	1,432,669	5,845
*	Australian Agricultural Co. Ltd.	4,745,465	5,804
*	St. Barbara Ltd.	10,652,084	5,752
*	Mesoblast Ltd.	8,357,338	5,639
*	Eclipx Group Ltd.	3,894,397	5,625
	Ventia Services Group Pty Ltd.	3,278,823	5,592
	GWA Group Ltd.	3,544,622	5,451
*	Leo Lithium Ltd.	12,448,299	5,430
*,1	Resolute Mining Ltd.	27,670,837	5,385
	Nick Scali Ltd.	621,504	5,286
	Sigma Healthcare Ltd.	11,680,409	5,249
*,1	Aussie Broadband Ltd.	2,412,599	5,146
	Inghams Group Ltd.	2,502,194	5,144
*	Macquarie Telecom Group Ltd.	128,912	5,100
	Oceania Healthcare Ltd.	8,769,017	5,063
	Integral Diagnostics Ltd.	2,231,308	5,055
*,1	BrainChip Holdings Ltd.	11,030,277	4,988
	Austal Ltd.	4,213,882	4,945
[1]	29Metals Ltd.	3,405,343	4,753
[1]	Dicker Data Ltd.	624,790	4,716
*	OFX Group Ltd.	3,379,029	4,712
*,1	Tyro Payments Ltd.	4,395,020	4,683
*	Audinate Group Ltd.	863,313	4,649
	SmartGroup Corp. Ltd.	1,139,983	4,568
	GDI Property Group Partnership	7,927,851	4,526
	MyState Ltd.	1,581,792	4,460
	Australian Ethical Investment Ltd.	1,417,836	4,435
*,1	Westgold Resources Ltd.	5,127,540	4,420
	Select Harvests Ltd.	1,550,323	4,388
*	Cooper Energy Ltd.	33,271,979	4,234
	Estia Health Ltd.	2,902,261	4,149
*,1	Novonix Ltd.	3,126,738	4,092
*,1	Opthea Ltd.	5,944,926	3,993
*	Mount Gibson Iron Ltd.	9,325,729	3,964
*,1	Neometals Ltd.	6,422,866	3,879
	Infomedia Ltd.	4,901,189	3,836
[1]	Australian Clinical Labs Ltd.	1,724,780	3,786
[1]	Emeco Holdings Ltd.	6,891,988	3,694
*,1	Zip Co. Ltd.	7,821,618	3,690
*,1	Jervois Global Ltd.	21,168,160	3,687
[1]	Praemium Ltd.	6,446,620	3,516
*	Seven West Media Ltd.	10,930,475	3,497
	Solvar Ltd.	2,248,313	3,324
*,1	Paradigm Biopharmaceuticals Ltd.	3,364,415	3,315
	Service Stream Ltd.	7,266,058	3,195
	Baby Bunting Group Ltd.	1,582,241	3,026
	Australian Finance Group Ltd.	2,423,852	2,905
*,1	Kogan.com Ltd.	891,112	2,851
*,1	PointsBet Holdings Ltd.	2,816,206	2,838

		Shares	Market Value ($000)
*	Alkane Resources Ltd.	5,963,798	2,836
	Appen Ltd.	1,463,107	2,675
	Southern Cross Media Group Ltd.	3,265,480	2,671
*	Superloop Ltd.	5,046,611	2,573
	Macmahon Holdings Ltd.	22,877,873	2,507
*	Fineos Corp. Ltd.	1,808,935	2,464
*,1	Carnarvon Energy Ltd.	22,711,398	2,413
	Ardent Leisure Group Ltd.	4,896,145	2,410
*,1	Incannex Healthcare Ltd.	18,079,992	2,389
[1]	Mayne Pharma Group Ltd.	1,091,334	2,337
	Cedar Woods Properties Ltd.	716,052	2,329
	Jupiter Mines Ltd.	13,500,043	2,193
	SG Fleet Group Ltd.	1,501,305	2,156
*,1	Starpharma Holdings Ltd. Class A	5,100,825	2,039
*,1	EML Payments Ltd.	4,254,377	2,024
[1]	Regis Healthcare Ltd.	1,637,087	2,023
[1]	Bravura Solutions Ltd.	3,147,480	1,928
[1]	Humm Group Ltd.	4,487,001	1,892
*,1	Bubs Australia Ltd.	8,350,570	1,867
	Navigator Global Investments Ltd.	2,107,055	1,851
	Pact Group Holdings Ltd.	2,374,939	1,770
*,1	Australian Strategic Materials Ltd.	1,333,510	1,704
*,1	Aurelia Metals Ltd.	15,952,422	1,649
*,1	Nuix Ltd.	2,469,495	1,567
*,1	Betmakers Technology Group Ltd.	9,483,079	1,528
*,1	Andromeda Metals Ltd.	38,614,346	1,401
	PWR Holdings Ltd.	147,073	1,284
*,1	AMA Group Ltd.	8,114,639	1,177
*	Arafura Rare Earths Ltd.	2,635,275	1,033
*,1	Dubber Corp. Ltd.	3,548,759	1,003
*,1	New Century Resources Ltd.	1,210,751	803
*	Tietto Minerals Ltd.	1,510,376	803
*	Argosy Minerals Ltd.	1,715,037	782
*,1	City Chic Collective Ltd.	1,568,344	722
*,1	Redbubble Ltd.	2,154,888	685
*,1	Electro Optic Systems Holdings Ltd.	1,436,063	634
*,3	Firefinch Ltd.	14,620,770	619
	Sims Ltd. ADR	57	1
*	Incannex Healthcare Ltd. Warrants Exp. 4/28/23	383,745	—
*,3	PPK Mining Equipment Hire Pty Ltd.	452,746	—
*,1	PointsBet Holdings Ltd. Warrants Exp. 7/8/24	145,831	—
			20,550,404
Austria (0.2%)
	Erste Group Bank AG	4,316,101	163,771
	OMV AG	1,874,441	93,891
	Verbund AG	871,303	74,186
[2]	BAWAG Group AG	1,133,444	70,211
	ANDRITZ AG	914,225	54,672
	voestalpine AG	1,507,592	50,092
	Wienerberger AG	1,454,169	43,728
*	Raiffeisen Bank International AG	1,692,128	30,445
	Mayr Melnhof Karton AG	109,517	18,352
	CA Immobilien Anlagen AG	548,568	17,109
[1]	Oesterreichische Post AG	440,114	15,674
	Vienna Insurance Group AG Wiener Versicherung Gruppe	489,571	13,323
	UNIQA Insurance Group AG	1,578,571	13,275
[1]	Lenzing AG	174,861	12,384
	Schoeller-Bleckmann Oilfield Equipment AG	167,546	12,290

		Shares	Market Value ($000)
	AT&S Austria Technologie & Systemtechnik AG	333,447	11,441
*	Telekom Austria AG Class A	1,631,303	10,965
	EVN AG	472,169	9,963
*	DO & CO AG	89,048	9,430
	Strabag SE	174,470	7,373
	Palfinger AG	206,375	6,250
*	IMMOFINANZ AG	416,733	5,614
*	Flughafen Wien AG	128,408	4,761
	Porr AG	209,845	3,021
	Agrana Beteiligungs AG	157,805	2,834
	S IMMO AG	70,988	1,020
*,3	S IMMO AG Rights	682,367	—
			756,075
Belgium (0.7%)
	Anheuser-Busch InBev SA/NV	11,403,449	688,332
*	Argenx SE	727,066	276,930
	KBC Group NV	3,626,718	268,621
	UCB SA	1,595,231	130,976
	Ageas SA/NV	2,427,822	118,531
	Groupe Bruxelles Lambert NV	1,307,036	111,811
	Solvay SA	920,117	107,223
	Umicore SA	2,715,833	102,671
	Elia Group SA/NV	496,456	69,711
	Warehouses De Pauw CVA	2,043,179	64,793
	D'ieteren Group	302,115	57,739
	Ackermans & van Haaren NV	291,564	50,456
	Sofina SA	202,216	48,041
	Aedifica SA	531,146	46,609
	Cofinimmo SA	428,644	38,989
	Lotus Bakeries NV	5,300	34,471
	Melexis NV	265,486	28,281
	Euronav NV	1,629,708	25,663
	Barco NV	901,191	22,812
	KBC Ancora	457,532	22,464
	Bekaert SA	459,646	19,390
	Proximus SADP	1,843,169	18,887
[1]	Etablissements Franz Colruyt NV	658,410	17,411
	Shurgard Self Storage SA	328,480	15,850
	Montea NV	166,858	13,391
[1]	VGP NV	133,534	13,343
	Xior Student Housing NV	361,820	12,156
*	Tessenderlo Group SA	338,284	11,963
	Gimv NV	248,807	11,710
	Fagron	770,425	11,391
*	Deme Group NV	84,811	10,974
	Telenet Group Holding NV	598,346	10,314
	Retail Estates NV	143,323	9,894
*	Ontex Group NV	1,031,495	8,017
	bpost SA	1,331,176	7,217
*	Kinepolis Group NV	155,488	6,582
*	AGFA-Gevaert NV	1,885,400	5,910
	Econocom Group SA/NV	1,547,776	4,808
*	Orange Belgium SA	215,079	3,885
	Van de Velde NV	88,309	2,990
	Wereldhave Belgium Comm VA	23,650	1,338
*,1	Mithra Pharmaceuticals SA	278,721	948
			2,533,493

		Shares	Market Value ($000)
Brazil (1.8%)
	Vale SA	51,281,867	954,760
	UBS Group AG (Registered)	39,277,457	838,393
	Petroleo Brasileiro SA Preference Shares	72,189,400	370,738
	Itau Unibanco Holding SA Preference Shares	64,676,589	322,727
	Petroleo Brasileiro SA	49,642,663	288,098
	B3 SA - Brasil Bolsa Balcao	80,162,031	204,657
	Banco Bradesco SA Preference Shares	68,771,570	189,937
	Ambev SA	57,364,078	154,363
	WEG SA	19,583,134	147,521
	Centrais Eletricas Brasileiras SA	17,043,811	136,483
	Localiza Rent a Car SA	10,321,490	120,390
	Itausa SA Preference Shares	69,098,916	116,111
	Banco do Brasil SA	11,337,098	90,897
	Suzano SA	9,300,904	84,942
	Gerdau SA Preference Shares	12,933,314	83,414
*	Petro Rio SA	8,975,480	74,438
	JBS SA	17,903,953	70,822
	Raia Drogasil SA	14,165,990	69,291
	Equatorial Energia SA	12,374,465	68,304
	BB Seguridade Participacoes SA	8,939,760	66,534
	Banco BTG Pactual SA	15,337,540	65,323
*,2	Rede D'Or Sao Luiz SA	10,379,905	65,228
	Rumo SA	16,587,533	60,059
	Lojas Renner SA	12,878,784	54,876
*,2	Hapvida Participacoes e Investimentos SA	52,888,353	53,656
	Cosan SA	15,877,361	52,233
*	Banco Bradesco SA	19,826,142	49,289
	Hypera SA	5,338,328	48,795
	Vibra Energia SA	14,817,192	48,045
	Telefonica Brasil SA	5,073,026	41,793
	Cia de Saneamento Basico do Estado de Sao Paulo	3,730,261	40,901
	Sendas Distribuidora SA	10,218,758	39,556
	Klabin SA	10,099,923	38,479
*	Eneva SA	16,099,552	38,058
	Cia Energetica de Minas Gerais Preference Shares	16,423,675	37,077
	Natura & Co. Holding SA	12,776,450	36,621
	TOTVS SA	5,928,855	35,120
*	Magazine Luiza SA	40,239,236	35,116
	CCR SA	14,895,827	34,508
	Energisa SA	3,822,498	31,815
	Ultrapar Participacoes SA	11,058,935	28,735
	Banco Santander Brasil SA	4,885,407	27,861
	Centrais Eletricas Brasileiras SA Preference Shares	3,113,928	26,052
	Metalurgica Gerdau SA Preference Shares	8,974,818	25,618
*	Embraer SA	7,653,339	24,650
	Cia Paranaense de Energia Preference Shares	15,816,510	24,209
	Cia Siderurgica Nacional SA	6,587,833	24,009
	Bradespar SA Preference Shares	3,706,013	23,289
	Atacadao SA	7,044,765	22,829
	TIM SA	9,458,212	21,967
	Aliansce Sonae Shopping Centers SA	6,067,846	21,528
	Transmissora Alianca de Energia Eletrica SA	2,938,975	21,456
*	3R Petroleum Oleo E Gas SA	2,248,849	19,860
	Engie Brasil Energia SA	2,338,833	18,130
	Kinea Indice de Precos FII	998,130	17,781
*	Multiplan Empreendimentos Imobiliarios SA	3,756,538	17,605
*	BRF SA	10,665,258	16,724

		Shares	Market Value ($000)
	CPFL Energia SA	2,513,000	16,475
	Santos Brasil Participacoes SA	9,384,847	16,288
	Petroreconcavo SA	2,567,350	15,972
	Cielo SA	15,218,757	15,020
	Arezzo Industria e Comercio SA	868,527	14,988
	Auren Energia SA	4,794,484	14,554
	EDP - Energias do Brasil SA	3,517,929	14,117
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	8,161,495	13,714
*,2	GPS Participacoes e Empreendimentos SA	5,605,500	13,693
	SLC Agricola SA	1,308,525	13,224
	Tres Tentos Agroindustrial SA	6,587,100	13,132
	Porto Seguro SA	2,506,158	12,787
	Grupo De Moda Soma SA	5,969,657	12,348
	CSHG Logistica FI Imobiliario	374,893	11,983
	Fleury SA	3,854,103	11,753
*	Cogna Educacao	24,977,885	11,711
*	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	4,020,908	11,580
*	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,534,142	11,417
	M Dias Branco SA	1,662,992	11,210
*	Itau Unibanco Holding SA ADR	2,239,340	11,152
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,679,854	11,004
	Cia de Saneamento do Parana	3,233,895	10,976
	Unipar Carbocloro SA Preference Shares Class B	650,473	10,935
	Sao Martinho SA	2,193,217	10,806
	Caixa Seguridade Participacoes SA	6,119,000	10,475
	Raizen SA Preference Shares	15,844,954	10,269
	Braskem SA Preference Shares Class A	2,134,883	9,812
*	Via SA	20,393,251	9,642
	Minerva SA	3,478,943	9,588
	Neoenergia SA	3,051,600	9,053
	Cia Energetica de Minas Gerais ADR	3,998,236	8,956
*	Itau Unibanco Holding SA	2,092,805	8,884
	Kinea Rendimentos Imobiliarios FII	444,838	8,689
*	Azul SA Preference Shares	3,688,355	8,610
*	Cia de Saneamento Basico do Estado de Sao Paulo ADR	766,404	8,438
	Odontoprev SA	3,733,708	8,370
	FII Iridium	460,658	8,323
*	Alpargatas SA Preference Shares	3,065,150	8,218
	YDUQS Participacoes SA	3,920,420	7,978
	Alupar Investimento SA	1,407,251	7,867
[1]	Sendas Distribuidora SA ADR	401,699	7,749
	AES Brasil Energia SA	3,856,510	7,673
	Kinea Renda Imobiliaria FII	271,297	7,469
*	Omega Energia SA	4,222,150	7,344
*,2	Locaweb Servicos de Internet SA	5,753,605	7,265
*	Grupo Mateus SA	5,382,280	7,252
	CSN Mineracao SA	6,889,000	7,247
*	Cia de Saneamento de Minas Gerais-COPASA	2,503,903	7,221
	Cia Paranaense de Energia ADR	938,464	7,029
*	Embraer SA ADR	527,676	6,802
*	Dexco SA	4,558,648	6,771
	Cia Brasileira de Distribuicao	1,637,185	6,683
	Vivara Participacoes SA	1,291,900	6,235
	Marfrig Global Foods SA	4,083,284	6,194
	Pet Center Comercio e Participacoes SA	4,340,622	6,191
	Telefonica Brasil SA ADR	750,229	6,099
	SIMPAR SA	3,914,200	5,991

		Shares	Market Value ($000)
	Grendene SA	4,567,376	5,884
	Cia Ferro Ligas da Bahia - FERBASA Preference Shares	522,300	5,836
	Cia Energetica de Minas Gerais	1,756,607	5,758
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	943,160	5,737
	Banco Pan SA Preference Shares	4,906,900	5,606
	MRV Engenharia e Participacoes SA	4,001,840	5,534
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,759,374	5,447
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	923,616	5,422
	XP Log FII	298,712	5,361
[1]	Cia Siderurgica Nacional SA ADR	1,430,087	5,263
*	Tupy SA	936,060	4,981
*	Smartfit Escola de Ginastica e Danca SA	1,565,400	4,894
*	Log-in Logistica Intermodal SA	670,100	4,817
	Petroleo Brasileiro SA ADR	464,599	4,795
*	Marcopolo SA Preference Shares	7,732,128	4,600
	JHSF Participacoes SA	4,411,900	4,476
[1]	Centrais Eletricas Brasileiras SA ADR	552,561	4,448
	Wilson Sons Holdings Brasil SA	2,142,800	4,348
	Cia Brasileira de Aluminio	1,711,789	4,283
*	IRB Brasil Resseguros SA	804,751	4,142
	Iochpe Maxion SA	1,833,871	4,140
	Gerdau SA ADR	632,997	4,114
	Ez Tec Empreendimentos e Participacoes SA	1,372,902	3,962
	Randon SA Implementos e Participacoes Preference Shares	2,467,111	3,937
	Boa Vista Servicos SA	2,562,500	3,887
	Light SA	5,085,221	3,817
*	Anima Holding SA	4,278,055	3,725
[1]	Centrais Eletricas Brasileiras SA ADR (XNYS)	422,051	3,554
	Blau Farmaceutica SA	608,300	3,486
	Direcional Engenharia SA	1,075,536	3,384
*	Zamp SA	3,015,885	3,238
	BR Properties SA	2,700,387	3,229
	Taurus Armas SA Preference Shares	960,200	3,185
	Ambipar Participacoes e Empreendimentos SA	668,729	3,155
*	Infracommerce CXAAS SA	4,681,687	3,126
	CM Hospitalar SA	829,720	3,106
	Enauta Participacoes SA	1,032,969	3,062
	Qualicorp Consultoria e Corretora de Seguros SA	2,423,045	3,012
*	Oncoclinicas do Brasil Servicos Medicos SA	1,878,000	2,941
	Mahle-Metal Leve SA	421,464	2,833
	TIM SA ADR	243,230	2,817
	EcoRodovias Infraestrutura e Logistica SA	3,100,371	2,773
	Hospital Mater Dei SA	1,506,400	2,733
*	CVC Brasil Operadora e Agencia de Viagens SA	3,062,381	2,715
	Grupo SBF SA	1,241,641	2,710
	Movida Participacoes SA	1,815,992	2,701
	Vulcabras Azaleia SA	1,137,400	2,646
	Camil Alimentos SA	1,594,226	2,603
	Instituto Hermes Pardini SA	622,256	2,544
*	Hidrovias do Brasil SA	5,518,500	2,359
	Armac Locacao Logistica E Servicos SA	861,600	2,227
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,459,255	2,202
	Iguatemi SA	570,538	2,202
	LOG Commercial Properties e Participacoes SA	590,356	2,117
*,1	Gol Linhas Aereas Inteligentes SA ADR	658,826	2,003
[1]	Cia Brasileira de Distribuicao ADR	476,044	1,928
*	Diagnosticos da America SA	849,313	1,835
*,2	Meliuz SA	8,314,453	1,818

		Shares	Market Value ($000)
	Fras-Le SA	839,099	1,701
	Braskem SA Class A ADR	179,968	1,661
*	Empreendimentos Pague Menos SA	1,877,750	1,550
*	Lojas Quero Quero SA	2,073,000	1,511
	Multilaser Industrial SA	2,218,400	1,464
	Even Construtora e Incorporadora SA	1,427,644	1,344
	Cia Paranaense de Energia	987,240	1,338
*	Wiz Solucoes e Corretagem de Seguros SA	930,516	1,294
*	Guararapes Confeccoes SA	1,217,824	1,223
	FII Hectare Ce	45,625	887
	Ambev SA ADR	210,424	560
*	Localiza Rent a Car SA	45,331	529
	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	1,669,986	523
	Usinas Siderurgicas de Minas Gerais SA Usiminas	190,600	329
*	Iguatemi SA Preference Shares	126,666	211
*	Sequoia Logistica e Transportes SA	243,085	180
	Mills Estruturas e Servicos de Engenharia SA	58,274	121
*	Empreendimentos Pague Menos SA Rights Exp. 2/28/23	94,983	10
*	BRF SA ADR	3,360	5
			6,542,796
Canada (7.3%)
[1]	Royal Bank of Canada	18,505,266	1,893,711
	Toronto-Dominion Bank	23,997,741	1,660,390
[1]	Enbridge Inc.	26,717,815	1,093,974
	Canadian Pacific Railway Ltd.	12,255,854	967,352
	Canadian National Railway Co.	7,965,559	948,168
[1]	Bank of Montreal	9,057,570	911,509
	Canadian Natural Resources Ltd.	14,339,116	880,144
	Bank of Nova Scotia	15,722,893	851,167
*	Shopify Inc. Class A (XTSE)	14,770,515	727,896
	Brookfield Corp. Class A	18,381,689	683,848
	Suncor Energy Inc.	18,022,693	625,522
[1]	TC Energy Corp.	13,328,575	574,294
	Nutrien Ltd.	6,867,608	568,485
	Canadian Imperial Bank of Commerce	11,644,999	531,598
	Manulife Financial Corp.	25,171,870	498,121
	Alimentation Couche-Tard Inc.	10,311,467	470,877
	Waste Connections Inc.	3,385,069	449,189
	Constellation Software Inc.	251,896	445,041
	Sun Life Financial Inc.	7,739,792	388,924
[1]	Franco-Nevada Corp.	2,512,364	368,523
	Agnico Eagle Mines Ltd.	6,008,845	339,337
	Intact Financial Corp.	2,322,799	336,981
	National Bank of Canada	4,425,632	332,450
[1]	Cenovus Energy Inc.	15,820,575	316,043
	Wheaton Precious Metals Corp.	5,958,157	272,439
	Restaurant Brands International Inc.	3,990,369	267,004
	Barrick Gold Corp. (XTSE)	13,379,832	261,654
[1]	Fortis Inc.	6,294,931	258,648
[1]	Pembina Pipeline Corp.	7,259,352	257,573
[1]	Thomson Reuters Corp.	2,144,440	255,099
	Teck Resources Ltd. Class B	5,886,997	254,673
*	CGI Inc.	2,783,219	238,547
	Magna International Inc.	3,511,018	227,937
	Dollarama Inc.	3,586,257	214,467
[1]	WSP Global Inc.	1,629,577	207,814
[1]	Power Corp. of Canada	7,098,834	192,550

		Shares	Market Value ($000)
	BCE Inc.	3,997,354	188,970
	Fairfax Financial Holdings Ltd.	283,386	187,611
	Loblaw Cos. Ltd.	2,042,626	182,993
	Barrick Gold Corp. (XLON)	9,008,462	176,872
	Tourmaline Oil Corp.	3,778,420	176,092
	First Quantum Minerals Ltd.	7,334,557	170,169
	Metro Inc. Class A	3,112,572	168,945
	Shaw Communications Inc. Class B	5,655,186	168,310
	Cameco Corp.	5,545,311	155,163
*	Brookfield Asset Management Ltd. Class A	4,429,783	144,624
[1]	Emera Inc.	3,507,649	139,668
[1]	Imperial Oil Ltd.	2,495,599	136,395
	TELUS Corp.	6,145,901	132,429
	TFI International Inc.	1,086,591	121,019
[1]	Open Text Corp.	3,535,396	118,586
	George Weston Ltd.	903,381	116,216
[2]	Hydro One Ltd.	4,167,883	113,959
[1]	Great-West Lifeco Inc.	3,587,729	95,157
[1]	ARC Resources Ltd.	7,895,644	91,742
	CCL Industries Inc. Class B	1,929,836	90,259
	West Fraser Timber Co. Ltd.	1,037,576	90,216
[1]	Ritchie Bros Auctioneers Inc.	1,460,056	88,291
[1]	Saputo Inc.	3,185,258	87,810
*	CAE Inc.	3,885,419	87,751
	iA Financial Corp. Inc.	1,403,390	86,626
[1]	Northland Power Inc.	3,196,472	85,861
[1]	Canadian Tire Corp. Ltd. Class A	720,769	85,698
	Toromont Industries Ltd.	1,069,466	85,434
[1]	Canadian Apartment Properties REIT	2,246,669	83,076
*	Descartes Systems Group Inc.	1,116,008	81,443
[1]	Kinross Gold Corp.	17,133,368	79,708
	Stantec Inc.	1,472,076	76,738
	Yamana Gold Inc.	12,659,189	76,399
	Element Fleet Management Corp.	5,192,959	73,374
	Gildan Activewear Inc.	2,337,142	73,282
	TMX Group Ltd.	729,874	71,937
	FirstService Corp.	501,279	71,638
*,1	Ivanhoe Mines Ltd. Class A	7,453,934	70,027
[1]	RioCan REIT	4,029,117	69,890
	AltaGas Ltd.	3,678,245	68,780
	Lundin Mining Corp.	9,004,070	68,146
[1]	Keyera Corp.	2,896,163	66,062
*	MEG Energy Corp.	3,981,490	65,802
[1]	Algonquin Power & Utilities Corp.	8,915,555	64,996
	Finning International Inc.	2,042,672	57,632
[1]	Alamos Gold Inc. Class A	5,185,452	57,211
	B2Gold Corp.	13,993,807	55,426
[1]	Enerplus Corp.	3,063,829	54,366
[1]	Brookfield Infrastructure Corp. Class A (XTSE)	1,212,136	53,540
*	Bombardier Inc. Class B	1,108,105	53,525
[1]	Brookfield Renewable Corp.	1,674,408	52,741
[1]	Capital Power Corp.	1,533,589	51,533
	Crescent Point Energy Corp.	6,700,183	50,054
[1]	Pan American Silver Corp.	2,739,251	49,924
[1]	GFL Environmental Inc. (XTSE)	1,617,056	49,901
	SNC-Lavalin Group Inc.	2,321,002	49,802
	Onex Corp.	954,615	49,340
	Granite REIT	793,911	48,588

		Shares	Market Value ($000)
	Parkland Corp.	2,048,563	48,129
[1]	PrairieSky Royalty Ltd.	2,800,237	48,111
	SSR Mining Inc.	2,747,176	46,414
[1]	Canadian Utilities Ltd. Class A	1,601,040	44,498
	Colliers International Group Inc.	413,850	44,394
	Boyd Group Services Inc.	280,916	42,960
*	Kinaxis Inc.	364,027	42,311
*	Aritzia Inc.	1,157,132	41,735
[1]	Summit Industrial Income REIT	2,332,101	40,103
*	ATS Corp.	979,758	39,675
*,1	Air Canada	2,325,264	39,461
	BRP Inc.	465,524	38,846
[1]	Choice Properties REIT	3,421,105	38,491
	First Capital REIT	2,817,508	38,010
[1]	Allied Properties REIT	1,684,034	37,565
[1]	SmartCentres REIT	1,739,539	36,868
	Methanex Corp.	748,412	35,425
	Gibson Energy Inc.	1,930,179	34,569
[1]	Dream Industrial REIT	3,269,993	34,407
	Premium Brands Holdings Corp. Class A	491,068	34,338
[1]	H&R REIT	3,505,482	34,276
*,1	Baytex Energy Corp.	7,248,952	33,560
[1]	IGM Financial Inc.	1,068,540	33,352
	Vermilion Energy Inc.	2,118,121	32,475
[1]	Whitecap Resources Inc.	3,876,564	32,311
*	Bausch Health Cos. Inc.	4,208,213	32,292
	Primo Water Corp.	2,015,646	31,510
	Atco Ltd.	987,297	31,417
	Osisko Gold Royalties Ltd. (XTSE)	2,340,593	31,330
*,1	Lightspeed Commerce Inc. (XTSE)	1,729,399	31,285
*,1	Lithium Americas Corp.	1,237,538	31,121
[1]	TransAlta Corp.	3,113,593	30,234
	Boralex Inc. Class A	1,073,508	30,038
*,2	Nuvei Corp.	843,614	29,781
*,1	BlackBerry Ltd.	6,897,206	29,444
	Stella-Jones Inc.	794,320	28,906
	Linamar Corp.	565,280	28,868
	Tricon Residential Inc.	3,235,956	28,090
	CI Financial Corp.	2,252,532	26,867
	Definity Financial Corp.	970,742	26,155
	Canadian Western Bank	1,211,091	25,595
	Innergex Renewable Energy Inc.	2,044,308	24,306
	Parex Resources Inc.	1,422,096	24,208
	First Majestic Silver Corp.	3,000,826	23,704
*	Eldorado Gold Corp.	2,424,424	23,214
[1]	Chartwell Retirement Residences	3,090,511	22,786
[1]	Paramount Resources Ltd. Class A	984,212	22,753
[1]	Stelco Holdings Inc.	563,656	21,931
*,1	Ballard Power Systems Inc.	3,312,652	21,685
[1]	Boardwalk REIT	502,611	21,237
[1]	NorthWest Healthcare Properties REIT	2,802,252	21,208
*	OceanaGold Corp.	9,270,604	20,066
	Russel Metals Inc.	819,857	19,970
*	Novagold Resources Inc.	3,120,120	19,698
	Barrick Gold Corp.	998,659	19,524
[1]	Maple Leaf Foods Inc.	1,005,774	19,117
	Centerra Gold Inc.	2,915,430	18,712
*	Celestica Inc.	1,365,703	18,188

		Shares	Market Value ($000)
[1]	Superior Plus Corp.	2,195,953	17,758
*	IAMGOLD Corp.	6,293,063	17,689
	Enghouse Systems Ltd.	580,916	17,259
	Hudbay Minerals Inc.	2,912,021	16,918
[1]	North West Co. Inc.	607,642	16,550
	Quebecor Inc. Class B	683,703	16,217
[1]	Home Capital Group Inc. Class B	505,073	16,103
*,1	Canada Goose Holdings Inc.	648,611	15,687
[1]	Primaris REIT	1,354,474	15,545
*	Torex Gold Resources Inc.	1,130,711	15,543
*,1	Equinox Gold Corp.	3,388,611	15,510
[1]	Laurentian Bank of Canada	574,678	15,449
*	Canfor Corp.	804,375	15,241
	Winpak Ltd.	417,165	13,030
[1]	TransAlta Renewables Inc.	1,414,853	13,016
[1]	Transcontinental Inc. Class A	1,142,316	12,766
[1]	Mullen Group Ltd.	1,168,754	12,368
*,1	Canopy Growth Corp.	3,922,290	11,880
*	Shopify Inc. Class A	237,130	11,683
	GFL Environmental Inc.	375,289	11,581
[1]	Cargojet Inc.	113,183	10,495
[1]	Westshore Terminals Investment Corp.	518,252	9,547
[1]	Artis REIT	1,232,434	8,799
[1]	Cascades Inc.	1,233,901	8,541
[1]	Dye & Durham Ltd.	524,434	8,387
[1]	First National Financial Corp.	267,869	7,906
[1]	NFI Group Inc.	870,229	7,070
	Cogeco Communications Inc.	131,057	6,772
*,1	Cronos Group Inc.	2,628,738	6,638
	ECN Capital Corp.	2,606,106	5,719
[1]	Dream Office REIT	458,802	5,648
	Aecon Group Inc.	632,533	5,329
	Cameco Corp. (XTSE)	157,192	4,403
	Lundin Gold Inc.	337,400	3,905
	Brookfield Infrastructure Corp. Class A	59,969	2,652
	Osisko Gold Royalties Ltd.	103,850	1,390
*	Lightspeed Commerce Inc.	59,886	1,084
*,3	Poseidon Concepts Corp.	320,721	—
			27,449,298
Chile (0.2%)
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,805,421	175,848
	Banco de Chile	585,218,552	63,945
	Empresas Copec SA	6,516,995	49,156
	Enel Americas SA	252,285,875	33,412
	Cencosud SA	17,651,796	31,717
	Empresas CMPC SA	15,991,190	27,498
	Falabella SA	10,613,961	24,676
	Banco Santander Chile	533,714,830	22,444
	Banco de Credito e Inversiones SA	725,940	21,886
	Cia Sud Americana de Vapores SA	234,796,202	20,409
	Sociedad Quimica y Minera de Chile SA Class A	216,255	17,528
	Enel Chile SA	325,301,120	15,324
	Cia Cervecerias Unidas SA	1,790,690	13,778
	Quinenco SA	3,510,454	12,217
	Embotelladora Andina SA Preference Shares Class B	4,831,065	11,994
	Banco Santander Chile ADR	684,172	11,569
	Parque Arauco SA	8,644,780	11,134
	Colbun SA	94,477,908	11,010

		Shares	Market Value ($000)
	Itau CorpBanca Chile SA	4,382,803,590	9,976
	Cencosud Shopping SA	6,264,838	9,441
	Aguas Andinas SA Class A	37,447,252	8,979
	CAP SA	965,418	8,917
	Empresa Nacional de Telecomunicaciones SA	1,590,475	6,101
	SMU SA	34,276,422	5,320
	Plaza SA	3,363,807	4,559
	Vina Concha y Toro SA	3,372,526	4,309
*	Engie Energia Chile SA	5,814,215	3,703
	Inversiones Aguas Metropolitanas SA	5,971,080	3,522
	Ripley Corp. SA	14,849,019	3,093
	SONDA SA	5,827,150	2,891
	Inversiones La Construccion SA	300,994	1,361
	Enel Chile SA ADR	153,493	347
	Sociedad Quimica y Minera de Chile SA ADR	3,191	311
			648,375
China (8.8%)
	Tencent Holdings Ltd.	79,214,540	3,860,039
*	Alibaba Group Holding Ltd.	198,520,196	2,729,388
*,2	Meituan Class B	62,184,507	1,390,189
	JD.com Inc. Class A	31,216,407	926,921
[1]	China Construction Bank Corp. Class H	1,223,691,479	792,084
	Ping An Insurance Group Co. of China Ltd. Class H	80,312,522	623,844
	Industrial & Commercial Bank of China Ltd. Class H	1,049,619,246	561,461
*	Baidu Inc. Class A	29,602,273	497,615
*	Pinduoduo Inc. ADR	4,898,747	479,979
	NetEase Inc.	24,206,009	429,466
*,2	Wuxi Biologics Cayman Inc.	46,845,874	391,182
	Bank of China Ltd. Class H	990,420,141	377,018
	BYD Co. Ltd. Class H	11,008,648	348,617
[1]	China Merchants Bank Co. Ltd. Class H	52,332,196	339,433
*,2	Xiaomi Corp. Class B	193,529,793	320,146
	Kweichow Moutai Co. Ltd. Class A	1,113,291	305,231
	Li Ning Co. Ltd.	29,976,224	296,335
	Yum China Holdings Inc. (XHKG)	4,285,496	259,650
*	Trip.com Group Ltd. ADR	7,017,584	257,966
	ANTA Sports Products Ltd.	14,973,130	227,122
*,2	Kuaishou Technology	25,525,149	224,591
	China Mengniu Dairy Co. Ltd.	40,662,424	196,150
*	NIO Inc. ADR	15,844,272	191,240
	China Petroleum & Chemical Corp. Class H	351,437,718	189,766
	China Life Insurance Co. Ltd. Class H	98,296,338	180,941
	China Resources Land Ltd.	36,363,235	174,273
*,1	Li Auto Inc. ADR	6,825,766	169,962
	ZTO Express Cayman Inc.	5,936,558	169,017
*	BeiGene Ltd.	8,095,068	159,113
	China Resources Beer Holdings Co. Ltd.	20,780,343	156,440
*	KE Holdings Inc. ADR	8,448,025	154,937
	ENN Energy Holdings Ltd.	10,033,851	151,177
	Contemporary Amperex Technology Co. Ltd. Class A	2,143,032	148,653
	PetroChina Co. Ltd. Class H	275,552,085	147,407
	China Shenhua Energy Co. Ltd. Class H	47,171,560	146,827
	Agricultural Bank of China Ltd. Class H	384,298,504	138,322
	China Overseas Land & Investment Ltd.	50,606,328	136,651
	H World Group Ltd. ADR (XNGS)	2,876,560	136,579
	Zijin Mining Group Co. Ltd. Class H	79,408,595	131,346
[2]	Nongfu Spring Co. Ltd. Class H	23,051,323	130,489
	CSPC Pharmaceutical Group Ltd.	110,384,056	125,860

		Shares	Market Value ($000)
	Shenzhou International Group Holdings Ltd.	9,986,004	125,760
	Sunny Optical Technology Group Co. Ltd.	8,615,277	116,282
	Geely Automobile Holdings Ltd.	71,327,744	115,715
	Haier Smart Home Co. Ltd. Class H	30,896,925	113,952
	Wuliangye Yibin Co. Ltd. Class A	3,442,513	107,120
	China Pacific Insurance Group Co. Ltd. Class H	36,770,883	101,100
*,2	Innovent Biologics Inc.	18,281,978	99,572
	China Merchants Bank Co. Ltd. Class A (XSSC)	15,940,029	97,706
[2]	Postal Savings Bank of China Co. Ltd. Class H	125,406,794	85,340
	PICC Property & Casualty Co. Ltd. Class H	89,028,973	83,701
	Yankuang Energy Group Co. Ltd. Class H	26,024,157	83,695
[2]	Longfor Group Holdings Ltd.	25,168,157	83,158
*	Vipshop Holdings Ltd. ADR	5,259,662	81,367
*,2	JD Health International Inc.	9,682,745	80,409
	Tsingtao Brewery Co. Ltd.	8,242,719	79,582
	Yum China Holdings Inc.	1,249,287	76,969
	CITIC Ltd.	65,046,062	76,115
*	New Oriental Education & Technology Group Inc.	17,860,496	75,815
	Sino Biopharmaceutical Ltd.	129,044,818	75,090
*	Bilibili Inc.	2,989,828	74,616
*	Kingdee International Software Group Co. Ltd.	33,918,286	74,027
	Country Garden Services Holdings Co. Ltd.	27,194,942	73,521
	Xinyi Solar Holdings Ltd.	56,129,252	73,022
*	XPeng Inc. Class A	13,859,474	72,943
	CITIC Securities Co. Ltd. Class H	31,404,325	71,847
[2]	China Tower Corp. Ltd. Class H	617,931,646	70,210
	Bank of Communications Co. Ltd. Class H	112,729,044	69,678
*	Tencent Music Entertainment Group ADR	8,138,645	68,283
*	Full Truck Alliance Co. Ltd. ADR	8,422,095	67,798
	BYD Co. Ltd. Class A (XSEC)	1,556,674	66,493
	Anhui Conch Cement Co. Ltd. Class H	16,680,766	63,327
	China Yangtze Power Co. Ltd. Class A	20,129,600	61,999
	Ping An Insurance Group Co. of China Ltd. Class A	8,115,347	61,520
	China Longyuan Power Group Corp. Ltd. Class H	44,154,772	60,953
	China Gas Holdings Ltd.	38,582,553	60,066
[2]	WuXi AppTec Co. Ltd. Class H	4,570,071	59,384
	China CITIC Bank Corp. Ltd. Class H	116,913,797	56,405
	Great Wall Motor Co. Ltd. Class H	39,854,055	56,272
*	Alibaba Health Information Technology Ltd.	62,445,919	55,771
	China National Building Material Co. Ltd. Class H	60,595,010	55,599
	China Tourism Group Duty Free Corp. Ltd. Class A	1,730,192	54,784
	China Vanke Co. Ltd. Class H	27,006,361	54,593
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	1,075,787	53,187
	China Resources Power Holdings Co. Ltd.	24,886,882	51,838
*	Zai Lab Ltd. ADR	1,222,924	51,534
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	30,608,550	50,883
[2]	China Feihe Ltd.	53,022,189	50,872
	China Resources Gas Group Ltd.	11,801,874	49,630
	Zhongsheng Group Holdings Ltd.	8,699,397	49,223
*,2	JD Logistics Inc.	22,014,676	48,800
	Industrial Bank Co. Ltd. Class A	18,575,279	48,612
[1]	Country Garden Holdings Co. Ltd.	129,067,898	48,430
	LONGi Green Energy Technology Co. Ltd. Class A	6,714,108	48,130
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,086,552	47,041
[2]	China International Capital Corp. Ltd. Class H	20,843,622	46,578
	Luzhou Laojiao Co. Ltd. Class A	1,306,861	46,060
	Hengan International Group Co. Ltd.	9,179,007	45,155
[2]	China Resources Mixc Lifestyle Services Ltd.	7,661,690	44,144

		Shares	Market Value ($000)
	Agricultural Bank of China Ltd. Class A (XSSC)	101,416,900	43,710
*	Genscript Biotech Corp.	12,732,403	43,144
*	Kanzhun Ltd. ADR	1,776,102	43,142
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	3,635,798	42,836
	COSCO SHIPPING Holdings Co. Ltd. Class H	41,225,725	42,763
*	TAL Education Group ADR	5,819,476	42,540
	Kingsoft Corp. Ltd.	11,423,300	42,061
	Guangdong Investment Ltd.	38,693,201	42,037
	China Conch Venture Holdings Ltd.	19,748,034	41,907
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	8,431,247	41,495
	Weichai Power Co. Ltd. Class H	27,471,364	41,484
	Tingyi Cayman Islands Holding Corp.	24,757,630	41,187
	360 DigiTech Inc. Class A ADR	1,704,857	41,138
	Sinopharm Group Co. Ltd. Class H	16,548,927	40,561
	Wanhua Chemical Group Co. Ltd. Class A	2,813,583	40,366
*,1,2	Akeso Inc. Class B	6,493,260	39,500
	Kingboard Holdings Ltd.	9,640,740	39,381
	East Money Information Co. Ltd. Class A	11,722,286	39,280
	Ping An Bank Co. Ltd. Class A	17,345,013	38,662
	Kunlun Energy Co. Ltd.	48,706,728	38,413
	SF Holding Co. Ltd. Class A	4,392,181	38,336
*,2	Haidilao International Holding Ltd.	14,051,310	38,314
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	59,704,998	38,210
	Zhuzhou CRRC Times Electric Co. Ltd.	7,043,818	37,525
	People's Insurance Co. Group of China Ltd. Class H	108,899,106	36,713
	Ganfeng Lithium Group Co. Ltd. Class A	3,111,451	36,591
	China Minsheng Banking Corp. Ltd. Class H	95,702,717	35,781
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	5,685,978	35,619
	BYD Electronic International Co. Ltd.	10,239,874	35,493
	Muyuan Foods Co. Ltd. Class A	4,776,309	35,370
	New China Life Insurance Co. Ltd. Class H	13,172,032	35,327
*,1,2	Hygeia Healthcare Holdings Co. Ltd.	4,443,048	35,263
[1,2]	Smoore International Holdings Ltd.	23,349,246	35,198
*	GDS Holdings Ltd. Class A	12,057,086	35,160
[2]	CGN Power Co. Ltd. Class H	150,157,720	35,086
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,340,367	34,966
*	Tongcheng Travel Holdings Ltd.	15,313,019	34,696
	Haitong Securities Co. Ltd. Class H	49,343,319	34,038
	China Hongqiao Group Ltd.	29,024,783	33,759
*	Daqo New Energy Corp. ADR	736,532	33,520
	Yangzijiang Shipbuilding Holdings Ltd.	33,545,222	33,071
*,2	ZhongAn Online P&C Insurance Co. Ltd. Class H	9,907,946	33,023
	China Oilfield Services Ltd. Class H	26,121,043	31,660
	Guangzhou Automobile Group Co. Ltd. Class H	43,921,508	31,599
	Aier Eye Hospital Group Co. Ltd. Class A	6,307,492	30,807
	CMOC Group Ltd. Class H	53,088,170	30,728
	China State Construction Engineering Corp. Ltd. Class A	37,382,138	30,721
[2]	Huatai Securities Co. Ltd. Class H	23,708,105	30,698
	Luxshare Precision Industry Co. Ltd. Class A	6,322,402	30,618
	Aluminum Corp. of China Ltd. Class H	57,152,012	30,542
	CITIC Securities Co. Ltd. Class A (XSSC)	9,593,773	30,536
[1,2]	Pop Mart International Group Ltd.	9,293,198	30,134
	WuXi AppTec Co. Ltd. Class A (XSSC)	2,151,196	29,881
[2]	Yadea Group Holdings Ltd.	13,090,488	29,844
	Jiangxi Copper Co. Ltd. Class H	17,268,420	29,737
	Anhui Gujing Distillery Co. Ltd. Class B	1,725,480	29,505
*	JinkoSolar Holding Co. Ltd. ADR	517,370	29,169
	Shanghai Pudong Development Bank Co. Ltd. Class A	26,447,072	28,898

		Shares	Market Value ($000)
*,1,2	Koolearn Technology Holding Ltd.	3,554,341	28,869
	Bank of Ningbo Co. Ltd. Class A	5,834,942	28,429
	ZTE Corp. Class H	11,707,728	28,274
	China Power International Development Ltd.	65,548,568	28,180
	China State Construction International Holdings Ltd.	23,518,645	28,169
*	Canadian Solar Inc.	667,778	28,093
	China Medical System Holdings Ltd.	16,194,045	27,954
*	Huaneng Power International Inc. Class H	57,056,098	27,857
	Lufax Holding Ltd. ADR	9,122,155	27,823
	China Merchants Port Holdings Co. Ltd.	19,839,261	27,811
	Hangzhou Tigermed Consulting Co. Ltd. Class A	1,607,180	27,784
*,2	China Literature Ltd.	5,287,277	27,721
	China Railway Group Ltd. Class H	50,342,618	27,464
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	5,682,978	27,459
	Minth Group Ltd.	9,284,408	27,250
*	iQIYI Inc. ADR	4,057,670	27,186
	Fosun International Ltd.	28,887,506	26,820
	China Taiping Insurance Holdings Co. Ltd.	19,358,293	26,812
*	Chinasoft International Ltd.	30,392,258	26,720
*	Chindata Group Holdings Ltd. ADR	3,211,219	26,621
	China Galaxy Securities Co. Ltd. Class H	49,094,033	26,464
	Zijin Mining Group Co. Ltd. Class A (XSSC)	14,904,367	26,173
[2]	Hansoh Pharmaceutical Group Co. Ltd.	12,713,836	26,022
	Bosideng International Holdings Ltd.	46,444,417	25,882
	Autohome Inc. ADR	742,006	25,866
	GF Securities Co. Ltd. Class H	15,787,986	25,854
*	Air China Ltd. Class H	28,852,218	25,747
	TravelSky Technology Ltd. Class H	12,349,068	25,668
	Sungrow Power Supply Co. Ltd. Class A	1,320,908	25,574
	Tongwei Co. Ltd. Class A	4,020,784	25,220
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,762,382	25,029
	Shaanxi Coal Industry Co. Ltd. Class A	8,627,810	25,020
	Shenzhen Inovance Technology Co. Ltd. Class A	2,336,514	24,723
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	534,456	24,658
	Bank of China Ltd. Class A (XSSC)	51,318,000	24,478
	Poly Developments & Holdings Group Co. Ltd. Class A	10,487,225	24,437
	Shanghai Baosight Software Co. Ltd. Class B	7,786,402	24,405
	Yuexiu Property Co. Ltd.	16,489,815	23,988
	CRRC Corp. Ltd. Class H	52,726,034	23,899
*,1	HUTCHMED China Ltd.	6,469,483	23,888
*	RLX Technology Inc. ADR	9,577,211	23,751
	Haitian International Holdings Ltd.	7,648,058	23,472
[2]	Ganfeng Lithium Group Co. Ltd. Class H	2,569,091	23,464
	NARI Technology Co. Ltd. Class A	5,964,054	23,371
	Beijing Enterprises Holdings Ltd.	6,733,913	22,867
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	7,689,985	22,604
	Dongfeng Motor Group Co. Ltd. Class H	37,664,225	22,456
	China Overseas Property Holdings Ltd.	16,997,294	22,233
[2]	Topsports International Holdings Ltd.	23,577,479	22,216
*	Yihai International Holding Ltd.	6,240,377	22,206
	Eve Energy Co. Ltd. Class A	1,687,458	22,167
[2]	3SBio Inc.	19,974,141	21,756
	JOYY Inc. ADR	602,204	21,487
*	Weibo Corp. ADR	936,112	21,297
	China Everbright Environment Group Ltd.	47,785,687	21,250
[2]	Jiumaojiu International Holdings Ltd.	8,291,535	21,244
*,2	Hua Hong Semiconductor Ltd.	5,451,895	21,081
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,809,376	20,822

		Shares	Market Value ($000)
	China Coal Energy Co. Ltd. Class H	25,938,441	20,815
	Chongqing Zhifei Biological Products Co. Ltd. Class A	1,423,116	20,698
	JA Solar Technology Co. Ltd. Class A	2,091,808	20,498
*,1,2	Weimob Inc.	25,451,666	20,497
	Trina Solar Co. Ltd. Class A	1,927,685	20,473
	Inner Mongolia Yitai Coal Co. Ltd. Class B	13,585,366	20,418
	C&D International Investment Group Ltd.	6,401,867	20,355
	Pharmaron Beijing Co. Ltd. Class A (XSEC)	1,837,173	20,243
	Haier Smart Home Co. Ltd. Class A (XSSC)	5,269,794	20,139
	Hello Group Inc. ADR	1,959,330	20,083
	Xtep International Holdings Ltd.	15,036,341	20,049
*,1	Microport Scientific Corp.	6,378,339	20,014
	China Vanke Co. Ltd. Class A (XSEC)	7,327,438	19,871
	Sany Heavy Industry Co. Ltd. Class A	7,593,265	19,753
*	Shanghai International Airport Co. Ltd. Class A	2,191,136	19,685
	China Jinmao Holdings Group Ltd.	85,431,558	19,623
	COSCO SHIPPING Holdings Co. Ltd. Class A	12,323,536	19,466
	COSCO SHIPPING Ports Ltd.	25,693,910	19,438
	SAIC Motor Corp. Ltd. Class A	8,612,276	19,212
*	Tianqi Lithium Corp. Class A	1,319,590	18,903
	Nine Dragons Paper Holdings Ltd.	20,899,711	18,736
	China Three Gorges Renewables Group Co. Ltd. Class A	21,847,600	18,637
	China United Network Communications Ltd. Class A	23,733,000	18,402
	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	2,885,500	18,199
	China Shenhua Energy Co. Ltd. Class A (XSSC)	4,299,866	18,114
*	Beijing Capital International Airport Co. Ltd. Class H	23,700,191	18,025
	Dongyue Group Ltd.	14,943,811	17,890
	Shenzhen International Holdings Ltd.	18,333,334	17,887
[2]	Jinxin Fertility Group Ltd.	19,144,515	17,836
*	Qinghai Salt Lake Industry Co. Ltd. Class A	4,741,266	17,643
	MINISO Group Holding Ltd. ADR	1,155,872	17,592
	BOE Technology Group Co. Ltd. Class A (XSEC)	29,755,000	17,575
	CRRC Corp. Ltd. Class A	21,876,700	17,355
*,2	Keymed Biosciences Inc.	2,004,291	17,221
	Shenwan Hongyuan Group Co. Ltd. Class A	27,961,432	17,219
	China Education Group Holdings Ltd.	10,746,248	17,064
	China Railway Group Ltd. Class A (XSSC)	20,176,600	17,061
	Kingboard Laminates Holdings Ltd.	13,874,729	16,918
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	4,408,672	16,904
	China Everbright Bank Co. Ltd. Class A (XSSC)	37,137,809	16,899
	China Resources Cement Holdings Ltd.	29,215,498	16,896
	Greentown China Holdings Ltd.	11,387,750	16,790
	Beijing Kingsoft Office Software Inc. Class A	401,282	16,752
	AviChina Industry & Technology Co. Ltd. Class H	32,017,655	16,653
[2]	China Resources Pharmaceutical Group Ltd.	22,068,703	16,623
	China Cinda Asset Management Co. Ltd. Class H	116,539,397	16,546
*,2	InnoCare Pharma Ltd.	9,531,135	16,532
	China Energy Engineering Corp. Ltd. Class A	47,426,138	16,528
	Zhejiang Expressway Co. Ltd. Class H	19,125,161	16,515
	PetroChina Co. Ltd. Class A	21,398,570	16,452
	CSC Financial Co. Ltd. Class A	4,096,941	16,441
	Far East Horizon Ltd.	18,126,309	16,373
	NAURA Technology Group Co. Ltd. Class A	467,860	16,332
	Jiangsu Expressway Co. Ltd. Class H	16,567,059	16,317
*,2	New Horizon Health Ltd.	4,190,117	16,309
	AECC Aviation Power Co. Ltd. Class A	2,387,206	16,084
	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,832,863	15,977
*	Zhaojin Mining Industry Co. Ltd. Class H	13,864,192	15,955

		Shares	Market Value ($000)
	Yunnan Energy New Material Co. Ltd.	682,030	15,838
[2]	Guotai Junan Securities Co. Ltd. Class H	12,784,758	15,669
*,2	Remegen Co. Ltd. Class H	1,912,820	15,467
	China Traditional Chinese Medicine Holdings Co. Ltd.	32,243,682	15,448
	Foxconn Industrial Internet Co. Ltd. Class A	10,875,405	15,346
	Sinotruk Hong Kong Ltd.	8,856,475	15,312
	Baoshan Iron & Steel Co. Ltd. Class A	16,499,344	15,124
	Bank of Communications Co. Ltd. Class A (XSSC)	20,876,291	15,003
	China Merchants Securities Co. Ltd. Class A (XSSC)	6,984,522	14,812
	Uni-President China Holdings Ltd.	15,123,074	14,549
	China Meidong Auto Holdings Ltd.	5,844,558	14,501
*	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	15,316,543	14,430
	Hollysys Automation Technologies Ltd.	770,043	14,354
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	6,509,100	14,337
*	China Southern Airlines Co. Ltd. Class H	21,350,505	14,182
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	757,222	14,142
[2]	CSC Financial Co. Ltd. Class H	13,626,945	14,130
	Bank of Nanjing Co. Ltd. Class A	9,103,748	14,013
	Fufeng Group Ltd.	19,963,124	14,009
	China CSSC Holdings Ltd. Class A	3,975,164	13,994
	Chongqing Changan Automobile Co. Ltd. Class B	27,676,962	13,968
	China Lesso Group Holdings Ltd.	12,260,416	13,936
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,192,000	13,774
*	Seazen Group Ltd.	35,216,348	13,721
	Guangdong Haid Group Co. Ltd. Class A	1,478,858	13,661
	Beijing Enterprises Water Group Ltd.	53,298,578	13,620
*,1	China Eastern Airlines Corp. Ltd. Class H	33,699,864	13,524
	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,376,105	13,466
*	Alibaba Pictures Group Ltd.	177,221,139	13,378
	China National Nuclear Power Co. Ltd. Class A	14,909,331	13,361
*,1,2	Ping An Healthcare & Technology Co. Ltd.	5,037,335	13,339
*,1,2	Alphamab Oncology	7,946,959	13,287
	Imeik Technology Development Co. Ltd. Class A	150,200	13,282
[1]	Flat Glass Group Co. Ltd. Class H	4,237,777	13,268
	Focus Media Information Technology Co. Ltd. Class A	12,698,972	13,105
[1]	Tianneng Power International Ltd.	8,829,375	13,085
	Daqin Railway Co. Ltd. Class A	13,056,300	12,963
	Anhui Gujing Distillery Co. Ltd. Class A	313,737	12,948
[2]	A-Living Smart City Services Co. Ltd.	10,230,789	12,947
	Poly Property Services Co. Ltd. Class H	1,802,972	12,789
	China Construction Bank Corp. Class A (XSSC)	15,280,401	12,701
	Hopson Development Holdings Ltd.	10,619,066	12,586
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	1,721,252	12,584
	China Everbright Bank Co. Ltd. Class H	39,089,762	12,478
	China Petroleum & Chemical Corp. Class A	18,578,216	12,459
	Iflytek Co. Ltd. Class A	2,067,850	12,456
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	21,854,724	12,157
	Postal Savings Bank of China Co. Ltd. Class A	16,962,773	12,114
	Citic Pacific Special Steel Group Co. Ltd. Class A	4,475,847	12,111
	Yunnan Baiyao Group Co. Ltd. Class A	1,416,735	12,069
*	Dada Nexus Ltd. ADR	925,643	12,043
	China Communications Services Corp. Ltd. Class H	31,559,501	12,010
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,172,425	11,992
[2]	Dali Foods Group Co. Ltd.	26,888,972	11,991
	Hundsun Technologies Inc. Class A	1,702,151	11,935
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	23,071,000	11,932
*	China Southern Airlines Co. Ltd. Class A	10,764,200	11,703
	Chongqing Rural Commercial Bank Co. Ltd. Class H	32,389,778	11,701

		Shares	Market Value ($000)
	Bank of Beijing Co. Ltd. Class A	18,573,814	11,698
*,2	Luye Pharma Group Ltd.	22,599,039	11,609
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	2,639,100	11,522
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,732,300	11,500
	Orient Securities Co. Ltd. Class A (XSSC)	7,140,915	11,491
*	Lifetech Scientific Corp.	28,736,619	11,460
	Chongqing Changan Automobile Co. Ltd. Class A (XSEC)	5,406,657	11,383
	Grand Pharmaceutical Group Ltd.	18,260,903	11,380
	GF Securities Co. Ltd. Class A (XSEC)	4,382,575	11,343
	Bank of Shanghai Co. Ltd. Class A	12,760,260	11,328
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	14,092,118	11,293
	FinVolution Group ADR	2,054,151	11,277
	Sany Heavy Equipment International Holdings Co. Ltd.	11,157,124	11,271
	SSY Group Ltd.	18,100,411	11,260
	Yonyou Network Technology Co. Ltd. Class A	3,053,285	11,121
*,1,2	Shanghai Junshi Biosciences Co. Ltd. Class H	2,291,194	11,093
[1]	Skyworth Group Ltd.	17,314,344	11,092
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	5,206,000	11,029
	Huaxia Bank Co. Ltd. Class A	14,236,134	10,996
	China Water Affairs Group Ltd.	12,609,909	10,960
	BOE Varitronix Ltd.	4,592,854	10,940
[1]	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	10,681,863	10,914
	China Suntien Green Energy Corp. Ltd. Class H	23,130,313	10,857
	Great Wall Motor Co. Ltd. Class A	2,339,464	10,785
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,843,980	10,755
	Huadong Medicine Co. Ltd. Class A	1,527,863	10,752
	Changchun High & New Technology Industry Group Inc. Class A	359,073	10,722
	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	35,245,985	10,682
	Lao Feng Xiang Co. Ltd. Class B	3,471,953	10,596
	Xinte Energy Co. Ltd. Class H	5,041,005	10,571
	China Yongda Automobiles Services Holdings Ltd.	12,220,260	10,568
	Fu Shou Yuan International Group Ltd.	12,308,420	10,385
*	Tianqi Lithium Corp. Class H	1,109,000	10,280
	Bank of Hangzhou Co. Ltd. Class A	5,270,504	10,179
*,1,2	Haichang Ocean Park Holdings Ltd.	43,065,070	10,172
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	1,238,362	10,168
	Sun Art Retail Group Ltd.	25,168,328	10,165
	Suzhou Maxwell Technologies Co. Ltd. Class A	154,291	10,164
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	1,039,352	10,090
*	Golden Solar New Energy Technology Holdings Ltd.	9,622,192	10,088
	TBEA Co. Ltd. Class A	3,182,807	10,071
	China Datang Corp. Renewable Power Co. Ltd. Class H	30,400,753	10,031
	Ningbo Deye Technology Co. Ltd. Class A	192,250	9,960
	Will Semiconductor Co. Ltd. Shanghai Class A	709,991	9,959
	Power Construction Corp. of China Ltd. Class A	9,456,309	9,851
	ZTE Corp. Class A (XSEC)	2,473,064	9,783
*,1	XD Inc.	2,813,236	9,587
	Sinopec Engineering Group Co. Ltd. Class H	18,919,826	9,537
	Wingtech Technology Co. Ltd. Class A	1,087,146	9,465
	GigaDevice Semiconductor Inc. Class A	553,674	9,445
	China CITIC Bank Corp. Ltd. Class A (XSSC)	12,601,084	9,436
	Huatai Securities Co. Ltd. Class A (XSSC)	4,885,200	9,412
*	Gushengtang Holdings Ltd.	1,378,296	9,408
	Ninestar Corp. Class A	1,234,664	9,398
	Vinda International Holdings Ltd.	3,403,440	9,393
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	3,215,267	9,391
*	GD Power Development Co. Ltd. Class A	15,746,870	9,273
*	Vnet Group Inc. ADR	1,575,278	9,263

		Shares	Market Value ($000)
	Everbright Securities Co. Ltd. Class A (XSSC)	3,919,300	9,255
	GoerTek Inc. Class A	3,005,986	9,242
	Dongfang Electric Corp. Ltd. Class A (XSSC)	2,904,300	9,228
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,070,369	9,187
[2]	BAIC Motor Corp. Ltd. Class H	29,924,954	9,186
	Haitong Securities Co. Ltd. Class A (XSSC)	6,605,500	9,157
*	COFCO Joycome Foods Ltd.	28,170,541	9,146
[1,2]	CanSino Biologics Inc. Class H	1,102,302	9,069
*	Hainan Meilan International Airport Co. Ltd.	2,999,641	9,053
*,2	Peijia Medical Ltd.	5,644,096	9,023
*	Ginlong Technologies Co. Ltd. Class A	330,510	9,008
	Shenzhen Transsion Holdings Co. Ltd. Class A	706,791	8,970
	Guanghui Energy Co. Ltd. Class A	5,873,900	8,927
	CIMC Enric Holdings Ltd.	7,926,208	8,896
	Greentown Service Group Co. Ltd.	12,127,843	8,854
*	Yangzijiang Financial Holding Ltd.	31,221,558	8,846
[2]	AsiaInfo Technologies Ltd.	4,774,427	8,821
*,1	Helens International Holdings Co. Ltd.	4,618,723	8,821
*	Noah Holdings Ltd. ADR	464,676	8,796
	Jiangsu Eastern Shenghong Co. Ltd. Class A	3,783,265	8,783
	Lens Technology Co. Ltd. Class A	4,437,193	8,763
	Shougang Fushan Resources Group Ltd.	24,172,233	8,756
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,741,346	8,734
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	48,725,906	8,709
	Huizhou Desay Sv Automotive Co. Ltd. Class A	439,319	8,576
	Ningbo Tuopu Group Co. Ltd. Class A	806,887	8,549
	China Everbright Ltd.	11,004,287	8,547
[1,2]	Simcere Pharmaceutical Group Ltd.	6,164,248	8,545
	China Nonferrous Mining Corp. Ltd.	15,479,316	8,460
	SG Micro Corp. Class A	319,516	8,456
*	Advanced Micro-Fabrication Equipment Inc. China Class A	538,796	8,417
	Beijing Tongrentang Co. Ltd. Class A	1,201,934	8,407
	Walvax Biotechnology Co. Ltd. Class A	1,413,265	8,388
	Ming Yang Smart Energy Group Ltd. Class A	2,004,183	8,294
	Montage Technology Co. Ltd. Class A	1,006,331	8,285
*,1	China Ruyi Holdings Ltd.	30,939,121	8,273
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	1,426,900	8,269
	Sinotrans Ltd. Class H	23,874,079	8,235
	Lee & Man Paper Manufacturing Ltd.	18,783,016	8,230
	Hithink RoyalFlush Information Network Co. Ltd. Class A	467,931	8,217
	China Risun Group Ltd.	17,006,094	8,210
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,653,550	8,184
	Huadian Power International Corp. Ltd. Class H	20,436,209	8,181
*	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSSC)	3,851,600	8,180
[1,2]	Angelalign Technology Inc.	595,478	8,177
	Digital China Holdings Ltd.	15,965,283	8,143
	Towngas Smart Energy Co. Ltd.	15,551,733	8,083
[2]	Legend Holdings Corp. Class H	6,896,453	8,077
	Joinn Laboratories China Co. Ltd. Class A	851,916	8,052
	Maxscend Microelectronics Co. Ltd. Class A	403,805	8,043
*	China Conch Environment Protection Holdings Ltd.	18,369,111	8,041
	PAX Global Technology Ltd.	8,505,609	8,039
[1]	CIFI Holdings Group Co. Ltd.	54,054,378	8,021
	Industrial Securities Co. Ltd. Class A	7,826,910	8,020
	China Zhenhua Group Science & Technology Co. Ltd. Class A	476,300	8,018
	Satellite Chemical Co. Ltd. Class A	3,035,848	7,980
	YTO Express Group Co. Ltd. Class A	2,549,659	7,938
	Zhejiang NHU Co. Ltd. Class A	2,727,620	7,879

		Shares	Market Value ($000)
*	New Hope Liuhe Co. Ltd. Class A	4,050,887	7,874
	Chongqing Brewery Co. Ltd. Class A	440,789	7,873
	Tsingtao Brewery Co. Ltd. Class A (XSSC)	522,758	7,849
	Shanghai Industrial Holdings Ltd.	5,801,014	7,818
	Metallurgical Corp. of China Ltd. Class A (XSSC)	15,578,494	7,791
	China Jushi Co. Ltd. Class A	3,558,388	7,790
	TCL Technology Group Corp. Class A	12,485,500	7,787
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,528,199	7,728
*,2	Ascentage Pharma Group International	2,016,028	7,718
	Xinyi Energy Holdings Ltd.	20,795,252	7,651
	Weichai Power Co. Ltd. Class A (XSEC)	4,592,800	7,647
	Huayu Automotive Systems Co. Ltd. Class A	2,808,305	7,599
	Hengli Petrochemical Co. Ltd. Class A	2,900,320	7,541
	Sichuan Chuantou Energy Co. Ltd. Class A	4,061,576	7,537
	Gotion High-tech Co. Ltd. Class A	1,557,700	7,524
	Shanghai International Port Group Co. Ltd. Class A	9,487,100	7,506
	Shoucheng Holdings Ltd.	31,138,332	7,486
	XCMG Construction Machinery Co. Ltd. Class A	8,652,464	7,471
	Mango Excellent Media Co. Ltd. Class A	1,643,799	7,449
	Shenzhen Expressway Corp. Ltd. Class H	8,114,965	7,420
	Sichuan Road & Bridge Group Co. Ltd. Class A	4,265,550	7,417
	NetDragon Websoft Holdings Ltd.	3,190,129	7,410
*	Tuya Inc. ADR	2,655,280	7,408
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	5,482,009	7,407
*	Shanghai Electric Group Co. Ltd. Class H	31,324,589	7,406
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,499,116	7,343
	Jiangsu Zhongtian Technology Co. Ltd. Class A	3,017,400	7,336
[2]	China Railway Signal & Communication Corp. Ltd. Class H	21,521,444	7,334
	China International Marine Containers Group Co. Ltd. Class H	9,540,416	7,327
	New China Life Insurance Co. Ltd. Class A (XSSC)	1,583,191	7,312
*,1	Yeahka Ltd.	2,196,972	7,303
*,2	Venus MedTech Hangzhou Inc. Class H	3,715,377	7,251
*,2	Linklogis Inc. Class B	11,867,293	7,241
	BOE Technology Group Co. Ltd. Class B (XSHE)	15,717,251	7,229
	China Coal Energy Co. Ltd. Class A (XSSC)	5,591,454	7,224
	Metallurgical Corp. of China Ltd. Class H	31,935,697	7,223
	People's Insurance Co. Group of China Ltd. Class A	9,375,299	7,162
[1,2]	Blue Moon Group Holdings Ltd.	10,929,772	7,157
*,2	Microport Cardioflow Medtech Corp.	17,243,905	7,119
	Yuexiu REIT	21,774,916	7,113
	China Overseas Grand Oceans Group Ltd.	15,208,402	7,097
	China Reinsurance Group Corp. Class H	92,140,426	7,073
*,1	Gaotu Techedu Inc. ADR	1,770,757	7,030
	Yanlord Land Group Ltd.	8,277,592	7,010
	Hangzhou First Applied Material Co. Ltd. Class A	627,144	7,003
	Tiangong International Co. Ltd.	16,387,510	7,002
	Shenzhen Investment Ltd.	35,529,328	6,973
	China Resources Microelectronics Ltd. Class A	852,624	6,956
[1]	Ming Yuan Cloud Group Holdings Ltd.	7,394,192	6,949
	Yealink Network Technology Corp. Ltd. Class A	761,315	6,905
	CSG Holding Co. Ltd. Class B	17,537,213	6,880
	China National Chemical Engineering Co. Ltd. Class A	5,303,743	6,834
	Concord New Energy Group Ltd.	70,280,075	6,825
[1,2]	Xiabuxiabu Catering Management China Holdings Co. Ltd.	6,328,938	6,781
	Flat Glass Group Co. Ltd. Class A	1,214,265	6,779
	China Merchants Energy Shipping Co. Ltd. Class A	7,139,100	6,773
	Hoshine Silicon Industry Co. Ltd. Class A	486,180	6,723
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	3,216,933	6,720

		Shares	Market Value ($000)
	LB Group Co. Ltd. Class A	2,159,900	6,685
	Ecovacs Robotics Co. Ltd. Class A	515,840	6,681
[2]	China Merchants Securities Co. Ltd. Class H	6,081,025	6,647
	Dongfang Electric Corp. Ltd. Class H	3,719,900	6,644
*,1,2	Zhou Hei Ya International Holdings Co. Ltd.	12,094,752	6,643
	Sihuan Pharmaceutical Holdings Group Ltd.	51,842,035	6,638
	Angang Steel Co. Ltd. Class H	21,301,121	6,592
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,549,400	6,585
*	Topchoice Medical Corp. Class A	271,779	6,557
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	906,386	6,529
*,1	Canaan Inc. ADR	2,078,203	6,526
	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,235,028	6,491
	Beijing New Building Materials plc Class A	1,528,735	6,482
	China Oriental Group Co. Ltd.	31,493,391	6,481
	ENN Natural Gas Co. Ltd. Class A	2,420,163	6,477
	360 Security Technology Inc. Class A	6,209,791	6,455
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,493,746	6,437
*	Huaneng Power International Inc. Class A (XSSC)	5,794,976	6,436
	China National Software & Service Co. Ltd. Class A	575,191	6,431
	CMOC Group Ltd. Class A (XSSC)	7,592,900	6,405
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	3,653,806	6,385
	COSCO SHIPPING Development Co. Ltd. Class H	46,108,512	6,371
	Beijing United Information Technology Co. Ltd. Class A	442,267	6,356
	Zhongyu Energy Holdings Ltd.	8,806,677	6,344
	Aluminum Corp. of China Ltd. Class A	8,046,900	6,335
	AVIC Industry-Finance Holdings Co. Ltd. Class A	8,139,195	6,325
	China BlueChemical Ltd. Class H	22,765,366	6,258
*,1	EHang Holdings Ltd. ADR	442,153	6,252
	StarPower Semiconductor Ltd. Class A	132,554	6,227
	Inner Mongolia ERDOS Resources Co. Ltd. Class B	3,035,628	6,202
	Guosen Securities Co. Ltd. Class A	4,454,452	6,202
*,1,2	Meitu Inc.	24,761,704	6,145
	Tong Ren Tang Technologies Co. Ltd. Class H	8,148,777	6,134
	Shenzhen Dynanonic Co. Ltd. Class A	153,229	6,123
	Anjoy Foods Group Co. Ltd. Class A	258,228	6,105
[2]	Genertec Universal Medical Group Co. Ltd.	9,954,425	6,100
*	Shanghai Electric Group Co. Ltd. Class A (XSSC)	10,045,235	6,093
	Zhejiang Juhua Co. Ltd. Class A	2,470,946	6,072
	Western Superconducting Technologies Co. Ltd. Class A	415,685	6,069
	JCET Group Co. Ltd. Class A	1,525,781	6,053
*	HUYA Inc. ADR	1,090,297	5,997
*,1	Kingsoft Cloud Holdings Ltd. ADR	1,246,209	5,982
*	Sohu.com Ltd. ADR	370,548	5,973
*	Datang International Power Generation Co. Ltd. Class H	34,694,302	5,944
	China Resources Medical Holdings Co. Ltd.	7,565,918	5,922
	Gemdale Properties & Investment Corp. Ltd.	67,718,302	5,871
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,313,566	5,828
	Yunnan Aluminium Co. Ltd. Class A	2,906,900	5,825
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	292,321	5,816
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	7,522,705	5,812
*	Seazen Holdings Co. Ltd. Class A	1,832,535	5,795
	Zhejiang Supcon Technology Co. Ltd. Class A	424,092	5,794
	Ningbo Orient Wires & Cables Co. Ltd. Class A	604,900	5,770
[2]	AK Medical Holdings Ltd.	5,063,497	5,757
	Poly Property Group Co. Ltd.	24,230,730	5,751
	JiuGui Liquor Co. Ltd. Class A	275,000	5,746
[1,2]	Orient Securities Co. Ltd. Class H	9,722,498	5,741
	Bloomage Biotechnology Corp. Ltd. Class A	309,325	5,723

		Shares	Market Value ($000)
*,1,3	China Evergrande Group	44,728,357	5,704
	Beijing Jingneng Clean Energy Co. Ltd. Class H	21,281,492	5,689
*,1	Agile Group Holdings Ltd.	17,640,040	5,675
	Ningbo Shanshan Co. Ltd. Class A	1,950,424	5,671
	Sinomine Resource Group Co. Ltd. Class A	424,457	5,663
	Wuxi Shangji Automation Co. Ltd. Class A	333,160	5,661
*	Yatsen Holding Ltd. ADR	3,473,478	5,627
	Hualan Biological Engineering Inc. Class A	1,694,155	5,610
	Sinoma Science & Technology Co. Ltd. Class A	1,513,872	5,583
	Thunder Software Technology Co. Ltd. Class A	341,928	5,582
*	LexinFintech Holdings Ltd. ADR	1,680,141	5,578
	Humanwell Healthcare Group Co. Ltd. Class A	1,415,300	5,577
	Henan Shenhuo Coal & Power Co. Ltd. Class A	2,137,600	5,575
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	1,997,267	5,532
	Shanghai RAAS Blood Products Co. Ltd. Class A	5,981,479	5,507
	Yifeng Pharmacy Chain Co. Ltd. Class A	653,018	5,496
	Shui On Land Ltd.	40,506,878	5,486
*	Yunnan Yuntianhua Co. Ltd. Class A	1,585,273	5,466
*	Skshu Paint Co. Ltd. Class A	296,121	5,445
	Pylon Technologies Co. Ltd. Class A	119,457	5,445
	Xiamen Faratronic Co. Ltd. Class A	204,220	5,438
	Shanxi Meijin Energy Co. Ltd. Class A	3,805,900	5,437
	Huaxin Cement Co. Ltd. Class H	4,737,208	5,432
	Huaneng Lancang River Hydropower Inc. Class A	5,486,400	5,432
	By-health Co. Ltd. Class A	1,585,200	5,422
	Livzon Pharmaceutical Group Inc. Class H	1,589,005	5,412
	AVIC Electromechanical Systems Co. Ltd. Class A	3,299,400	5,393
	Huadian Power International Corp. Ltd. Class A (XSSC)	6,238,600	5,390
	CGN New Energy Holdings Co. Ltd.	14,133,506	5,385
	Gemdale Corp. Class A	3,662,784	5,365
	Shandong Nanshan Aluminum Co. Ltd. Class A	9,985,735	5,357
	Xiamen C & D Inc. Class A	2,711,800	5,339
	Jinke Smart Services Group Co. Ltd. Class H	2,994,900	5,320
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,483,537	5,285
	GoodWe Technologies Co. Ltd. Class A	87,110	5,272
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	962,300	5,252
*,1	Guangzhou R&F Properties Co. Ltd. Class H	19,093,775	5,236
	Zhejiang Chint Electrics Co. Ltd. Class A	1,094,902	5,232
	Wuhan Guide Infrared Co. Ltd. Class A	2,984,490	5,218
	Hisense Home Appliances Group Co. Ltd.	3,672,841	5,213
	Sunwoda Electronic Co. Ltd. Class A	1,486,204	5,204
	GEM Co. Ltd. Class A	4,388,120	5,204
*	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,822,800	5,200
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,565,448	5,180
	Rongsheng Petrochemical Co. Ltd. Class A	2,632,364	5,175
	Sino-Ocean Group Holding Ltd.	34,244,553	5,154
	Lonking Holdings Ltd.	25,185,798	5,146
[2]	China New Higher Education Group Ltd.	10,036,112	5,134
	Tongkun Group Co. Ltd. Class A	2,192,760	5,112
	Asymchem Laboratories Tianjin Co. Ltd. Class A	213,696	5,078
	Sinopec Kantons Holdings Ltd.	14,278,714	5,070
	Kuang-Chi Technologies Co. Ltd. Class A	1,843,500	5,031
	YongXing Special Materials Technology Co. Ltd. Class A	297,300	5,019
	Sichuan Swellfun Co. Ltd. Class A	411,620	4,988
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,236,731	4,984
*	Lingyi iTech Guangdong Co. Class A	6,246,400	4,977
	Shenzhen SC New Energy Technology Corp. Class A	271,506	4,974
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,655,836	4,934

		Shares	Market Value ($000)
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	393,957	4,920
*	SOHO China Ltd.	25,340,856	4,910
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	2,106,600	4,910
	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	912,427	4,902
	Wens Foodstuffs Group Co. Ltd. Class A	1,641,091	4,902
	Zhejiang Dahua Technology Co. Ltd. Class A	2,600,293	4,889
	Youngor Group Co. Ltd. Class A	5,088,600	4,881
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,197,843	4,878
*	China Rare Earth Resources & Technology Co. Ltd. Class A	793,100	4,862
	SooChow Securities Co. Ltd. Class A	4,608,877	4,860
	Haohua Chemical Science & Technology Co. Ltd.	725,297	4,858
*,2	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	5,284,064	4,855
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	564,100	4,817
	Shenzhen Capchem Technology Co. Ltd. Class A	660,283	4,804
	Chengxin Lithium Group Co. Ltd. Class A	754,270	4,797
	Bank of Jiangsu Co. Ltd. Class A	4,341,984	4,781
	Jason Furniture Hangzhou Co. Ltd. Class A	753,349	4,770
	Canvest Environmental Protection Group Co. Ltd.	9,084,428	4,759
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,438,800	4,759
	Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	502,941	4,747
	Yintai Gold Co. Ltd. Class A	2,559,318	4,742
	Yuexiu Transport Infrastructure Ltd.	8,000,245	4,734
	Angel Yeast Co. Ltd. Class A	762,500	4,706
*	Shandong Chenming Paper Holdings Ltd. Class B	14,771,945	4,700
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	870,599	4,693
	Beijing Shiji Information Technology Co. Ltd. Class A	1,844,752	4,680
[1]	China Modern Dairy Holdings Ltd.	32,777,317	4,652
	Bethel Automotive Safety Systems Co. Ltd. Class A	361,600	4,648
	AECC Aero-Engine Control Co. Ltd. Class A	1,203,600	4,646
	Hengtong Optic-electric Co. Ltd. Class A	2,011,760	4,631
	Caitong Securities Co. Ltd. Class A	3,984,290	4,617
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSEC)	5,341,779	4,611
[2]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,414,103	4,593
	Tongling Nonferrous Metals Group Co. Ltd. Class A	8,841,706	4,592
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	391,033	4,584
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	228,060	4,582
	Inner Mongolia ERDOS Resources Co. Ltd. Class A	1,836,143	4,570
	China Greatwall Technology Group Co. Ltd. Class A	2,520,900	4,554
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	1,014,516	4,554
	Weihai Guangwei Composites Co. Ltd. Class A	423,740	4,535
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,899,200	4,534
	Shanghai Yuyuan Tourist Mart Group Co. Ltd.	3,861,168	4,529
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	937,000	4,525
*	KWG Group Holdings Ltd.	17,015,541	4,520
	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,394,230	4,517
	Hisense Home Appliances Group Co. Ltd. Class A (XSEC)	1,777,257	4,515
	Ningxia Baofeng Energy Group Co. Ltd. Class A	2,269,000	4,509
	Shenzhen Kedali Industry Co. Ltd. Class A	200,605	4,495
[2]	Shandong Gold Mining Co. Ltd. Class H	2,325,600	4,485
[1]	CIFI Ever Sunshine Services Group Ltd.	8,164,472	4,484
	Jiangsu Yangnong Chemical Co. Ltd. Class A	273,700	4,482
*,2	Yidu Tech Inc.	5,274,995	4,463
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,312,840	4,450
	Guoyuan Securities Co. Ltd. Class A	4,218,740	4,446
	Zangge Mining Co. Ltd. Class A	1,069,679	4,436
[1,2]	Sunac Services Holdings Ltd.	8,873,777	4,416
	Shenzhen SED Industry Co. Ltd. Class A	1,102,700	4,415

		Shares	Market Value ($000)
	Changjiang Securities Co. Ltd. Class A	5,169,432	4,411
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	655,665	4,390
	Shengyi Technology Co. Ltd. Class A	1,830,600	4,388
[1]	Kangji Medical Holdings Ltd.	3,668,782	4,351
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	902,073	4,341
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,364,740	4,336
	Songcheng Performance Development Co. Ltd. Class A	2,006,770	4,332
*	I-Mab ADR	719,600	4,332
*	Guangdong Electric Power Development Co. Ltd. Class B	15,855,512	4,330
	Beijing Easpring Material Technology Co. Ltd. Class A	430,000	4,314
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	381,200	4,306
*	Amlogic Shanghai Co. Ltd. Class A	373,373	4,303
	Fujian Sunner Development Co. Ltd. Class A	1,180,100	4,299
[2]	Hope Education Group Co. Ltd.	41,939,194	4,291
*	CMGE Technology Group Ltd.	16,924,990	4,290
*	Harbin Electric Co. Ltd. Class H	8,315,020	4,268
*,1,2	Kintor Pharmaceutical Ltd.	3,190,873	4,253
	Ovctek China Inc. Class A	771,904	4,249
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	507,652	4,244
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	780,282	4,242
*	Juneyao Airlines Co. Ltd. Class A	1,871,852	4,237
	AIMA Technology Group Co. Ltd. Class A	493,063	4,233
	Shenzhen Energy Group Co. Ltd. Class A	4,598,857	4,221
	Beijing Yanjing Brewery Co. Ltd. Class A	2,523,610	4,210
*	FIH Mobile Ltd.	39,675,562	4,209
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	486,850	4,201
	Keda Industrial Group Co. Ltd. Class A	1,760,841	4,200
	Sieyuan Electric Co. Ltd. Class A	648,200	4,190
*,2	China Renaissance Holdings Ltd.	3,145,000	4,185
	Xiamen Tungsten Co. Ltd. Class A	1,266,791	4,172
[2]	China East Education Holdings Ltd.	5,453,627	4,171
	China Baoan Group Co. Ltd. Class A	2,230,264	4,151
	Huafon Chemical Co. Ltd. Class A	3,639,205	4,102
*	Risen Energy Co. Ltd. Class A	808,759	4,085
	Inspur Electronic Information Industry Co. Ltd. Class A	1,157,552	4,073
	Ingenic Semiconductor Co. Ltd. Class A	351,646	4,072
	Ningbo Zhoushan Port Co. Ltd. Class A	7,467,746	4,065
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	923,000	4,046
	Sailun Group Co. Ltd. Class A	2,722,164	4,045
	BBMG Corp. Class H	30,982,454	4,038
	Hangzhou Robam Appliances Co. Ltd. Class A	900,362	4,013
*	Zhejiang Century Huatong Group Co. Ltd. Class A	6,807,400	4,013
	Hunan Valin Steel Co. Ltd. Class A	5,384,440	3,968
	Hangzhou Lion Electronics Co. Ltd. Class A	572,480	3,965
*	Jiangxi Special Electric Motor Co. Ltd. Class A	1,370,900	3,964
	China Railway Signal & Communication Corp. Ltd. Class A	5,519,118	3,960
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	476,124	3,956
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	2,490,333	3,926
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,400	3,923
	Western Securities Co. Ltd. Class A	3,943,344	3,886
*,2	Maoyan Entertainment	3,087,177	3,881
	Hengyi Petrochemical Co. Ltd. Class A	3,349,140	3,877
	Anhui Expressway Co. Ltd. Class A	3,305,633	3,874
	Shenzhen Senior Technology Material Co. Ltd. Class A	1,117,821	3,871
	Tianshui Huatian Technology Co. Ltd. Class A	2,917,045	3,866
	Offshore Oil Engineering Co. Ltd. Class A	3,910,000	3,862
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,592,800	3,858
*	China South City Holdings Ltd.	52,997,084	3,856

		Shares	Market Value ($000)
*	Sichuan New Energy Power Co. Ltd.	1,309,607	3,851
	Health & Happiness H&H International Holdings Ltd.	2,060,807	3,844
	Huaibei Mining Holdings Co. Ltd. Class A	1,926,098	3,839
	Shandong Sun Paper Industry JSC Ltd. Class A	2,310,000	3,827
	Oppein Home Group Inc. Class A	205,000	3,824
	Sunresin New Materials Co. Ltd. Class A	294,928	3,824
	Beijing Shougang Co. Ltd. Class A	6,538,495	3,823
*,1,2	Shimao Services Holdings Ltd.	10,283,563	3,817
*	TCL Electronics Holdings Ltd.	8,353,213	3,809
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	14,924,161	3,795
	Guangdong HEC Technology Holding Co. Ltd. Class A	2,649,467	3,792
	First Capital Securities Co. Ltd. Class A	4,252,600	3,788
[2]	Midea Real Estate Holding Ltd.	2,486,735	3,776
*,2	Ocumension Therapeutics	2,671,327	3,769
	Sichuan Hebang Biotechnology Co. Ltd. Class A	7,881,700	3,759
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	843,030	3,750
	China Foods Ltd.	10,040,706	3,742
*	Shanghai Electric Power Co. Ltd. Class A	2,501,608	3,742
*,3	China Zhongwang Holdings Ltd.	17,459,813	3,741
	Unisplendour Corp. Ltd. Class A	1,093,352	3,735
	Dajin Heavy Industry Co. Ltd. Class A	531,900	3,732
	Shanghai Lingang Holdings Corp. Ltd. Class A	2,041,445	3,727
	CECEP Solar Energy Co. Ltd. Class A	3,272,400	3,723
*	Youngy Co. Ltd. Class A	219,700	3,722
	Shenghe Resources Holding Co. Ltd. Class A	1,519,800	3,708
	AVICOPTER plc Class A	517,991	3,704
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,218,600	3,695
	Weifu High-Technology Group Co. Ltd. Class B	2,019,242	3,684
	COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	9,877,172	3,678
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	116,798	3,673
*	Wanda Film Holding Co. Ltd. Class A	1,748,798	3,667
*,1,3	Shimao Group Holdings Ltd.	19,108,207	3,655
	Consun Pharmaceutical Group Ltd.	6,925,994	3,654
	Hubei Energy Group Co. Ltd. Class A	5,766,467	3,635
	West China Cement Ltd.	29,628,756	3,632
	3peak Inc. Class A	84,331	3,632
	Bank of Chongqing Co. Ltd. Class H	6,573,546	3,631
*	Cosmopolitan International Holdings Ltd.	21,771,556	3,630
	Sichuan Yahua Industrial Group Co. Ltd. Class A	945,700	3,627
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,413,039	3,621
	NavInfo Co. Ltd. Class A	2,031,819	3,620
	China Kepei Education Group Ltd.	7,687,574	3,616
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	468,944	3,616
	Hongfa Technology Co. Ltd. Class A	649,819	3,614
	CETC Cyberspace Security Technology Co. Ltd. Class A	707,989	3,613
	Do-Fluoride New Materials Co. Ltd. Class A	659,500	3,608
	Longshine Technology Group Co. Ltd. Class A	970,856	3,603
	Dongxing Securities Co. Ltd. Class A	2,900,222	3,596
[1]	Tian Lun Gas Holdings Ltd.	5,785,520	3,593
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	423,300	3,587
	CECEP Wind-Power Corp. Class A	6,070,147	3,587
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	5,370,897	3,585
	JNBY Design Ltd.	2,762,664	3,583
[1]	Comba Telecom Systems Holdings Ltd.	18,606,993	3,569
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	663,343	3,562
	Dong-E-E-Jiao Co. Ltd. Class A	545,380	3,560
	Hesteel Co. Ltd. Class A	9,894,043	3,538
	Bank of Changsha Co. Ltd. Class A	3,456,600	3,517

		Shares	Market Value ($000)
	iRay Technology Co. Ltd. Class A	50,720	3,515
	Wuchan Zhongda Group Co. Ltd. Class A	4,822,385	3,506
	Ningbo Xusheng Group Co. Ltd. Class A	581,672	3,504
	China Shineway Pharmaceutical Group Ltd.	3,751,854	3,503
	Levima Advanced Materials Corp. Class A	600,553	3,498
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	917,517	3,490
	C&D Property Management Group Co. Ltd.	6,079,088	3,482
[1]	China Tobacco International HK Co. Ltd.	2,253,123	3,480
	Eastroc Beverage Group Co. Ltd. Class A	131,600	3,478
*,2,3	Evergrande Property Services Group Ltd.	54,518,500	3,476
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,063,100	3,450
	Shanghai M&G Stationery Inc. Class A	433,200	3,449
	China Green Electricity Investment of Tianjin Co. Ltd. Class A	1,727,490	3,440
*	Q Technology Group Co. Ltd.	5,068,379	3,435
	Luxi Chemical Group Co. Ltd. Class A	1,721,200	3,429
	CNPC Capital Co. Ltd. Class A	3,882,657	3,429
	Livzon Pharmaceutical Group Inc. Class A (XSEC)	681,343	3,425
	Southwest Securities Co. Ltd. Class A	5,775,609	3,422
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	794,700	3,421
	Anhui Expressway Co. Ltd. Class H	3,749,025	3,419
*	DouYu International Holdings Ltd. ADR	1,878,388	3,419
*	Sinofert Holdings Ltd.	24,770,198	3,418
	Liaoning Port Co. Ltd. Class A	14,139,765	3,417
	Yangling Metron New Material Inc. Class A	423,700	3,414
	Zhejiang Supor Co. Ltd. Class A	445,175	3,412
*,2	Mobvista Inc.	5,913,000	3,408
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	163,900	3,407
	BTG Hotels Group Co. Ltd. Class A	981,188	3,395
	Kehua Data Co. Ltd. Class A	451,480	3,388
	SPIC Industry-Finance Holdings Co. Ltd. Class A	4,905,894	3,359
	Wuxi Autowell Technology Co. Ltd. Class A	104,952	3,350
	Guangdong Hongda Holdings Group Co. Ltd. Class A	716,200	3,323
	Zhejiang China Commodities City Group Co. Ltd. Class A	4,370,600	3,308
	Jafron Biomedical Co. Ltd. Class A	659,726	3,304
	Hangzhou Oxygen Plant Group Co. Ltd.	576,100	3,286
[1,2]	Medlive Technology Co. Ltd.	2,370,500	3,275
	Maanshan Iron & Steel Co. Ltd. Class H	13,376,000	3,266
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,865,496	3,255
	Western Mining Co. Ltd. Class A	1,893,667	3,253
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	4,461,892	3,252
	GRG Banking Equipment Co. Ltd. Class A	2,152,643	3,249
	Eastern Air Logistics Co. Ltd. Class A	1,400,391	3,246
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	4,751,604	3,239
*	Zhihu Inc. ADR	1,986,891	3,239
	Yunnan Tin Co. Ltd. Class A	1,429,273	3,231
	Porton Pharma Solutions Ltd. Class A	459,571	3,231
*	Niu Technologies ADR	598,668	3,227
	Jiangsu Yoke Technology Co. Ltd. Class A	415,900	3,223
*	China Zheshang Bank Co. Ltd. Class A	7,332,100	3,217
	Gaona Aero Material Co. Ltd. Class A	482,200	3,216
[2]	Red Star Macalline Group Corp. Ltd. Class H	6,661,764	3,201
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	3,371,793	3,190
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A (XSEC)	1,831,258	3,187
[1]	China SCE Group Holdings Ltd.	23,343,345	3,186
	Sinotrans Ltd. Class A (XSSC)	5,362,321	3,183
	Heilongjiang Agriculture Co. Ltd. Class A	1,516,900	3,180
	Sinofibers Technology Co. Ltd. Class A	372,623	3,173
	Jointown Pharmaceutical Group Co. Ltd. Class A	1,571,414	3,158

		Shares	Market Value ($000)
	Winning Health Technology Group Co. Ltd. Class A	1,963,130	3,156
*	TongFu Microelectronics Co. Ltd. Class A	1,156,902	3,155
	Zhuzhou Kibing Group Co. Ltd. Class A	1,769,000	3,154
*,2	CStone Pharmaceuticals	4,959,376	3,152
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,659,250	3,138
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	978,500	3,137
	Yunnan Copper Co. Ltd. Class A	1,599,700	3,134
	Shanghai Zhonggu Logistics Co. Ltd. Class A	1,339,100	3,134
	Sealand Securities Co. Ltd. Class A	5,956,200	3,129
	KBC Corp. Ltd. Class A	84,861	3,129
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	487,200	3,127
*	Zhuguang Holdings Group Co. Ltd.	30,936,422	3,121
	Hangjin Technology Co. Ltd. Class A	636,200	3,121
*,2	Ascletis Pharma Inc.	5,828,704	3,118
	Xiamen Xiangyu Co. Ltd. Class A	1,911,701	3,118
	Beijing Enlight Media Co. Ltd. Class A	2,552,180	3,107
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	2,802,270	3,100
	Nantong Jianghai Capacitor Co. Ltd. Class A	834,345	3,095
	IKD Co. Ltd. Class A	876,568	3,094
	Xuji Electric Co. Ltd. Class A	920,400	3,077
*	Fangda Carbon New Material Co. Ltd. Class A	3,147,945	3,075
	Shanxi Securities Co. Ltd. Class A	3,488,979	3,065
	Riyue Heavy Industry Co. Ltd. Class A	856,833	3,054
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	3,261,275	3,051
	Sinocare Inc. Class A	564,449	3,050
	Tianma Microelectronics Co. Ltd. Class A	2,177,821	3,048
	G-bits Network Technology Xiamen Co. Ltd. Class A	58,049	3,046
	Glarun Technology Co. Ltd. Class A	1,186,100	3,039
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,309,087	3,037
	State Grid Information & Communication Co. Ltd.	1,205,122	3,029
*,3	China Dili Group	35,982,893	3,029
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	771,541	3,015
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	196,070	3,011
*	Datang International Power Generation Co. Ltd. Class A	7,313,411	3,003
	Qingdao Haier Biomedical Co. Ltd. Class A	278,959	3,001
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	641,480	2,992
*	Tibet Mineral Development Co. Class A	454,900	2,986
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	202,300	2,980
	Taiji Computer Corp. Ltd. Class A	542,591	2,977
	Zhejiang Hailiang Co. Ltd. Class A	1,606,400	2,972
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	842,700	2,972
	Guangzhou Automobile Group Co. Ltd. Class A (XSSC)	1,700,940	2,969
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	191,235	2,963
	Yankuang Energy Group Co. Ltd. Class A (XSSC)	580,800	2,960
*	Youdao Inc. ADR	415,433	2,950
	Zhefu Holding Group Co. Ltd. Class A	4,826,150	2,948
	Pou Sheng International Holdings Ltd.	24,451,343	2,929
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,558,000	2,929
	Daan Gene Co. Ltd. Class A	1,241,370	2,928
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	1,035,104	2,920
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	589,811	2,915
	China National Gold Group Gold Jewellery Co. Ltd. Class A	1,484,700	2,914
	China Meheco Co. Ltd. Class A	1,291,309	2,913
*	Sichuan Development Lomon Co. Ltd. Class A	1,709,150	2,913
	Tangshan Jidong Cement Co. Ltd. Class A	2,259,700	2,910
	Guolian Securities Co. Ltd. Class A	1,625,200	2,910
	China Great Wall Securities Co. Ltd. Class A	2,147,000	2,905
	Wuhan DR Laser Technology Corp. Ltd. Class A	137,760	2,903

		Shares	Market Value ($000)
*,1	GOME Retail Holdings Ltd.	161,652,581	2,895
	Avary Holding Shenzhen Co. Ltd. Class A	675,240	2,892
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,176,313	2,880
	Sonoscape Medical Corp. Class A	380,861	2,865
	Sangfor Technologies Inc. Class A	127,679	2,863
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	235,000	2,853
	Guangxi Guiguan Electric Power Co. Ltd. Class A	3,435,884	2,842
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,687,517	2,840
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	717,079	2,837
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,124,090	2,828
	Sinoma International Engineering Co. Class A	2,078,800	2,822
	Red Avenue New Materials Group Co. Ltd. Class A	566,400	2,816
*	Inner Mongolia Dazhong Mining Co. Ltd. Class A	1,427,980	2,816
	Dazhong Transportation Group Co. Ltd. Class B	10,955,524	2,808
	China South Publishing & Media Group Co. Ltd. Class A	1,918,561	2,800
	Zhejiang Yongtai Technology Co. Ltd. Class A	772,264	2,800
	Bank of Guiyang Co. Ltd. Class A	3,375,900	2,789
	Bank of Chongqing Co. Ltd. Class A	2,671,659	2,788
	Jizhong Energy Resources Co. Ltd. Class A	2,849,376	2,785
	CNOOC Energy Technology & Services Ltd. Class A	5,872,800	2,784
	Shenzhen Sunlord Electronics Co. Ltd. Class A	651,400	2,774
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	514,519	2,763
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	1,077,072	2,761
	Hubei Dinglong Co. Ltd. Class A	811,900	2,756
	Zhejiang Cfmoto Power Co. Ltd. Class A	150,600	2,756
	Sichuan Hexie Shuangma Co. Ltd. Class A	706,900	2,749
	Jiangxi Copper Co. Ltd. Class A	948,901	2,746
	China Lilang Ltd.	5,345,094	2,742
	Bank of Chengdu Co. Ltd. Class A	1,269,227	2,735
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	1,122,800	2,734
	Qingdao Gaoce Technology Co. Ltd. Class A	222,978	2,731
	Xianhe Co. Ltd. Class A	575,100	2,727
	Zhongji Innolight Co. Ltd. Class A	629,279	2,720
	Zhuhai Huafa Properties Co. Ltd. Class A	1,966,400	2,717
	China Automotive Engineering Research Institute Co. Ltd. Class A	939,790	2,717
	Nanjing Iron & Steel Co. Ltd. Class A	5,280,746	2,716
	Laobaixing Pharmacy Chain JSC Class A	463,596	2,716
*	Ningbo Joyson Electronic Corp. Class A	1,143,900	2,714
*	China Eastern Airlines Corp. Ltd. Class A (XSSC)	3,407,300	2,714
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	777,800	2,712
	Gree Real Estate Co. Ltd. Class A	1,853,769	2,710
	FAW Jiefang Group Co. Ltd. Class A	2,217,237	2,708
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd. Class A	568,168	2,707
*	Zhejiang Narada Power Source Co. Ltd. Class A	767,500	2,704
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,061,000	2,702
	Xinjiang Tianshan Cement Co. Ltd. Class A	2,008,880	2,702
	Hefei Meiya Optoelectronic Technology Inc. Class A	662,896	2,696
	China Galaxy Securities Co. Ltd. Class A	1,850,800	2,693
	Huangshan Tourism Development Co. Ltd. Class B	3,230,688	2,679
	Shanghai Huayi Group Co. Ltd. Class B	4,479,735	2,676
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	65,464	2,676
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,108,380	2,675
*	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,479,820	2,668
*	Guangshen Railway Co. Ltd. Class H	15,243,193	2,665
	Huaxin Cement Co. Ltd. Class A (XSSC)	1,098,881	2,664
	TangShan Port Group Co. Ltd. Class A	6,291,100	2,657
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	2,308,100	2,624
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	147,000	2,617

		Shares	Market Value ($000)
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	1,277,507	2,609
	Kunlun Tech Co. Ltd. Class A	1,068,645	2,607
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,906,300	2,577
	Zhejiang Dingli Machinery Co. Ltd. Class A	317,685	2,573
	Qianhe Condiment & Food Co. Ltd. Class A	772,122	2,570
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	938,654	2,562
	Raytron Technology Co. Ltd. Class A	390,556	2,559
	First Tractor Co. Ltd. Class H	4,684,714	2,557
	Han's Laser Technology Industry Group Co. Ltd. Class A	615,300	2,557
	Shanghai Haixin Group Co. Class B	7,509,733	2,556
	Qingdao Sentury Tire Co. Ltd. Class A	582,200	2,555
*	Sinopec Oilfield Service Corp. Class H	32,772,792	2,554
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	5,880,190	2,546
	BBMG Corp. Class A (XSSC)	6,782,691	2,543
	Huali Industrial Group Co. Ltd. Class A	270,358	2,531
*	China Railway Materials Co. Ltd. Class A	5,721,100	2,529
	Jiangsu Cnano Technology Co. Ltd. Class A	196,801	2,529
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,715,377	2,516
	North Industries Group Red Arrow Co. Ltd. Class A	739,900	2,516
	Tofflon Science & Technology Group Co. Ltd. Class A	617,400	2,514
	Shanghai Medicilon Inc. Class A	80,897	2,514
	Financial Street Holdings Co. Ltd. Class A	3,228,505	2,507
	INESA Intelligent Tech Inc. Class B	4,838,246	2,504
	Xinxiang Richful Lube Additive Co. Ltd. Class A	130,100	2,501
	Shanghai Wanye Enterprises Co. Ltd. Class A	898,000	2,500
	Shandong Linglong Tyre Co. Ltd. Class A	763,616	2,498
	Guangzhou Haige Communications Group Inc. Co. Class A	1,915,959	2,492
	Xingda International Holdings Ltd.	11,969,286	2,488
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,306,800	2,488
	Shandong Pharmaceutical Glass Co. Ltd. Class A	580,080	2,488
	Yunda Holding Co. Ltd. Class A	1,130,885	2,481
	Shandong Jinjing Science & Technology Co. Ltd. Class A	1,358,800	2,481
	Yantai Tayho Advanced Materials Co. Ltd. Class A	624,500	2,480
	Beijing Shunxin Agriculture Co. Ltd. Class A	615,429	2,479
	Sichuan Expressway Co. Ltd. Class A (XSSC)	4,307,292	2,478
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	349,100	2,475
	Shenzhen Airport Co. Ltd. Class A	2,236,800	2,472
	Northeast Securities Co. Ltd. Class A	2,402,200	2,472
	Huagong Tech Co. Ltd. Class A	887,200	2,472
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSSC)	1,639,349	2,470
*	Shandong Hi-Speed New Energy Group Ltd.	327,643,090	2,467
	Digital China Group Co. Ltd. Class A	677,400	2,467
	Hangcha Group Co. Ltd. Class A	856,444	2,465
	Henan Mingtai Al Industrial Co. Ltd. Class A	834,578	2,463
*	Hi Sun Technology China Ltd.	21,901,456	2,460
	Jingjin Equipment Inc. Class A	549,340	2,460
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	639,723	2,458
	Shanghai Construction Group Co. Ltd. Class A	6,290,900	2,451
	Shanghai Pret Composites Co. Ltd. Class A	897,960	2,450
	Anhui Jinhe Industrial Co. Ltd. Class A	494,773	2,448
*	Guocheng Mining Co. Ltd. Class A	935,164	2,445
	Huaxi Securities Co. Ltd. Class A	2,013,739	2,442
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	5,811,900	2,440
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	963,350	2,438
*	Chongqing Iron & Steel Co. Ltd. Class A	9,896,474	2,436
	KWG Living Group Holdings Ltd.	10,359,701	2,433
	PharmaBlock Sciences Nanjing Inc. Class A	195,977	2,432

		Shares	Market Value ($000)
	Shinghwa Advanced Material Group Co. Ltd. Class A	158,504	2,431
	CPMC Holdings Ltd.	4,230,018	2,425
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	1,827,216	2,417
	Wanxiang Qianchao Co. Ltd. Class A	3,093,830	2,412
	Lianhe Chemical Technology Co. Ltd. Class A	926,552	2,411
	Giant Network Group Co. Ltd. Class A	1,676,100	2,408
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,105,200	2,406
*	Jilin Electric Power Co. Ltd. Class A	2,676,400	2,401
*	Kaishan Group Co. Ltd. Class A	1,002,149	2,400
	China Kings Resources Group Co. Ltd. Class A	385,079	2,387
	Sineng Electric Co. Ltd. Class A	223,800	2,386
	People.cn Co. Ltd. Class A	955,800	2,382
*,1	LVGEM China Real Estate Investment Co. Ltd.	14,372,602	2,381
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	314,613	2,376
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	251,693	2,375
*	Li Auto Inc. Class A	193,445	2,367
*	Focused Photonics Hangzhou Inc. Class A	469,100	2,364
	Quectel Wireless Solutions Co. Ltd. Class A	142,799	2,364
	Biem.L.Fdlkk Garment Co. Ltd. Class A	583,540	2,359
	Dian Diagnostics Group Co. Ltd. Class A	594,000	2,358
*	Guangshen Railway Co. Ltd. Class A (XSSC)	7,219,700	2,355
*	Keshun Waterproof Technologies Co. Ltd. Class A	1,167,720	2,354
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	565,478	2,352
	Jiangsu Linyang Energy Co. Ltd. Class A	1,763,000	2,349
	Valiant Co. Ltd. Class A	899,400	2,344
	Pacific Shuanglin Bio-pharmacy Co. Ltd.	671,959	2,344
	Wolong Electric Group Co. Ltd. Class A	1,162,300	2,343
*	Guosheng Financial Holding Inc. Class A	1,666,300	2,340
	Fujian Funeng Co. Ltd. Class A	1,266,642	2,340
*	GCL System Integration Technology Co. Ltd. Class A	4,855,300	2,334
	East Group Co. Ltd. Class A	2,114,600	2,332
	Shanghai Liangxin Electrical Co. Ltd. Class A	1,084,192	2,331
	GCL Energy Technology Co. Ltd.	1,409,800	2,327
	Wencan Group Co. Ltd. Class A	245,885	2,326
	Central China Securities Co. Ltd. Class A (XSSC)	4,044,600	2,325
*	Roshow Technology Co. Ltd. Class A	1,757,200	2,325
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,232,983	2,320
	Shandong Denghai Seeds Co. Ltd. Class A	754,700	2,319
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	721,761	2,316
*,1,2	Redco Properties Group Ltd.	11,748,787	2,306
	Hunan Gold Corp. Ltd. Class A	987,320	2,305
	DHC Software Co. Ltd. Class A	2,504,600	2,302
	Perfect World Co. Ltd. Class A	1,102,250	2,299
	Yixintang Pharmaceutical Group Co. Ltd. Class A	509,579	2,299
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	2,315,615	2,297
	Yankershop Food Co. Ltd. Class A	131,069	2,291
	Shanghai Rural Commercial Bank Co. Ltd. Class A	2,610,401	2,287
	Weifu High-Technology Group Co. Ltd. Class A	826,241	2,286
	CNHTC Jinan Truck Co. Ltd. Class A	945,619	2,284
	Zhejiang HangKe Technology Inc. Co. Class A	304,704	2,284
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	226,094	2,276
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	1,162,204	2,275
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,946,828	2,275
	C&S Paper Co. Ltd. Class A	1,196,908	2,274
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,834,720	2,274

		Shares	Market Value ($000)
	Shanghai Bailian Group Co. Ltd. Class B	3,119,264	2,273
	Harbin Boshi Automation Co. Ltd. Class A	973,925	2,271
	China Merchants Property Operation & Service Co. Ltd. Class A	926,700	2,263
	China National Accord Medicines Corp. Ltd. Class B	998,169	2,257
	Newland Digital Technology Co. Ltd. Class A	1,070,097	2,256
	Guangdong Golden Dragon Development Inc. Class A	1,111,800	2,256
	COFCO Biotechnology Co. Ltd. Class A	1,751,138	2,256
*	China Common Rich Renewable Energy Investments Ltd.	84,704,000	2,256
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	809,419	2,250
	Anhui Yingjia Distillery Co. Ltd. Class A	230,000	2,238
*	Grandjoy Holdings Group Co. Ltd. Class A	4,017,346	2,235
*	Fulin Precision Co. Ltd.	953,570	2,231
*	Shenzhen MTC Co. Ltd. Class A	3,810,500	2,229
*	Ausnutria Dairy Corp. Ltd.	4,111,000	2,221
	Shenzhen Gas Corp. Ltd. Class A	2,087,100	2,220
	Shenzhen Sunway Communication Co. Ltd. Class A	854,235	2,219
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	3,322,900	2,219
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	808,372	2,201
*	Bohai Leasing Co. Ltd. Class A	6,310,900	2,200
	Zhongtai Securities Co. Ltd. Class A	2,145,300	2,200
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	4,631,300	2,199
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	822,240	2,197
	Beijing Capital Development Co. Ltd. Class A	2,560,813	2,195
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	962,205	2,187
	Shaanxi International Trust Co. Ltd. Class A	4,351,800	2,183
	Shenzhen Megmeet Electrical Co. Ltd. Class A	519,225	2,180
	Beijing Sinnet Technology Co. Ltd. Class A	1,636,900	2,177
*	Siasun Robot & Automation Co. Ltd. Class A	1,410,640	2,176
	Guangzhou Restaurant Group Co. Ltd. Class A	583,360	2,172
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	75,270	2,172
[2]	Hangzhou Tigermed Consulting Co. Ltd. Class H	165,417	2,170
	Hainan Haide Capital Management Co. Ltd. Class A	842,869	2,170
	Shanxi Coking Co. Ltd. Class A	2,524,771	2,162
	Jiangsu Guomao Reducer Co. Ltd. Class A	649,389	2,160
	Eternal Asia Supply Chain Management Ltd. Class A	2,267,197	2,158
	Haisco Pharmaceutical Group Co. Ltd. Class A	600,763	2,156
	Xi'an Triangle Defense Co. Ltd. Class A	372,120	2,154
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,345,100	2,153
	Lier Chemical Co. Ltd. Class A	767,622	2,151
	China Dongxiang Group Co. Ltd.	42,509,861	2,150
	Chengtun Mining Group Co. Ltd. Class A	2,289,000	2,144
	Shanghai Huafon Aluminium Corp. Class A	901,900	2,144
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,507,580	2,140
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	2,173,761	2,137
	Xiamen ITG Group Corp. Ltd. Class A	1,848,300	2,134
	Tian Di Science & Technology Co. Ltd. Class A	2,695,445	2,133
*	Yifan Pharmaceutical Co. Ltd. Class A	1,109,900	2,133
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,811,696	2,129
	Addsino Co. Ltd. Class A	1,350,000	2,121
	Wuxi NCE Power Co. Ltd. Class A	161,134	2,119
	Shanghai Huace Navigation Technology Ltd. Class A	465,220	2,115
	Anhui Guangxin Agrochemical Co. Ltd. Class A	450,520	2,115
	CanSino Biologics Inc. Class A	108,088	2,110
*	Kingnet Network Co. Ltd. Class A	1,802,300	2,109
	Chengdu Xingrong Environment Co. Ltd. Class A	2,830,200	2,102
	Juewei Food Co. Ltd. Class A	265,364	2,100
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	224,104	2,095
	CTS International Logistics Corp. Ltd. Class A	1,327,532	2,095

		Shares	Market Value ($000)
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,212,750	2,094
*	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	2,091,500	2,092
*,1	Times China Holdings Ltd.	10,679,559	2,083
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	1,110,800	2,077
*	China High Speed Transmission Equipment Group Co. Ltd.	4,393,236	2,067
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	7,357,725	2,065
	Nanjing Yunhai Special Metals Co. Ltd. Class A	625,866	2,064
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	852,900	2,063
*,1,3	Fire Rock Holdings Ltd.	28,888,300	2,063
*	Bank of Zhengzhou Co. Ltd. Class A	5,740,623	2,060
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	761,215	2,056
	LianChuang Electronic Technology Co. Ltd. Class A	1,011,309	2,056
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,607,800	2,051
	Fangda Special Steel Technology Co. Ltd. Class A	2,242,839	2,048
	Qingdao TGOOD Electric Co. Ltd. Class A	809,618	2,047
*	Shenzhen Everwin Precision Technology Co. Ltd. Class A	1,075,104	2,042
	Suplet Power Co. Ltd. Class A	344,400	2,036
	Infore Environment Technology Group Co. Ltd. Class A	2,812,088	2,035
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	248,430	2,033
[1,2]	China Everbright Greentech Ltd.	8,276,713	2,031
	Pacific Textiles Holdings Ltd.	5,618,123	2,023
	Joyoung Co. Ltd. Class A	733,277	2,023
	Jiangxi Jovo Energy Co. Ltd. Class A	598,400	2,021
	Xiamen Kingdomway Group Co. Class A	667,531	2,018
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	360,648	2,018
*,1,2	Viva Biotech Holdings	8,471,158	2,015
	Chinalin Securities Co. Ltd. Class A	913,000	2,013
*	CHN Energy Changyuan Electric Power Co. Ltd. Class A	2,733,500	2,013
*	STO Express Co. Ltd. Class A	1,295,147	2,009
	Shanghai Baosight Software Co. Ltd. Class A	270,630	2,008
	China Tianying Inc. Class A	2,447,700	2,006
	Sanquan Food Co. Ltd. Class A	782,125	2,000
	B-Soft Co. Ltd. Class A	1,473,595	1,999
*	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	523,372	1,995
	Beijing BDStar Navigation Co. Ltd. Class A	449,100	1,994
	Caida Securities Co. Ltd. Class A	1,539,600	1,993
	Wuhu Token Science Co. Ltd. Class A	2,045,128	1,992
	China Tungsten & Hightech Materials Co. Ltd. Class A	815,400	1,986
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	952,080	1,985
*,1,3	National Agricultural Holdings Ltd.	13,075,708	1,984
	Guizhou Chanhen Chemical Corp. Class A	441,000	1,972
	Shenzhen Desay Battery Technology Co. Class A	278,655	1,970
*	OFILM Group Co. Ltd. Class A	2,631,614	1,969
	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	269,044	1,965
	KPC Pharmaceuticals Inc. Class A	784,700	1,962
	Bafang Electric Suzhou Co. Ltd. Class A	110,800	1,960
	Yantai Eddie Precision Machinery Co. Ltd. Class A	814,184	1,959
	Intco Medical Technology Co. Ltd. Class A	528,300	1,959
	Shenzhen Topband Co. Ltd. Class A	1,084,300	1,959
	ORG Technology Co. Ltd. Class A	2,629,700	1,957
*	Tibet Summit Resources Co. Ltd. Class A	543,640	1,955
	Chengdu CORPRO Technology Co. Ltd. Class A	465,900	1,954
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	853,013	1,951
	Xiangcai Co. Ltd. Class A	1,369,700	1,950
	CNSIG Inner Mongolia Chemical Industry Co. Ltd.	822,500	1,950
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	675,175	1,948
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	1,047,900	1,948
	Beijing Jingyuntong Technology Co. Ltd. Class A	1,842,380	1,947

		Shares	Market Value ($000)
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd.	1,455,700	1,945
	Eastern Communications Co. Ltd. Class B	4,633,259	1,944
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	81,427	1,944
	Konfoong Materials International Co. Ltd. Class A	182,400	1,940
	YGSOFT Inc. Class A	1,584,546	1,936
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	475,500	1,935
	Jiangsu Guotai International Group Co. Ltd.	1,469,884	1,932
	Nuode New Materials Co. Ltd. Class A	1,508,846	1,931
	Beijing Originwater Technology Co. Ltd. Class A	2,654,784	1,930
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	498,000	1,930
	CGN Power Co. Ltd. Class A	4,800,400	1,929
	Shandong Hi-speed Co. Ltd. Class A	2,185,500	1,924
	Shanying International Holding Co. Ltd. Class A	5,151,400	1,924
	China International Marine Containers Group Co. Ltd. Class A (XSEC)	1,782,450	1,922
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	1,997,200	1,916
*	China Express Airlines Co. Ltd. Class A	1,037,390	1,916
	Shenzhen Tagen Group Co. Ltd. Class A	2,235,945	1,915
	Foran Energy Group Co. Ltd.	947,405	1,913
*,1,2,3	China Yuhua Education Corp. Ltd.	13,512,786	1,913
	Jiangsu ToLand Alloy Co. Ltd. Class A	267,500	1,911
	Wuxi Taiji Industry Co. Ltd. Class A	2,381,953	1,906
	China International Capital Corp. Ltd. Class A	321,000	1,905
*,1,2	Archosaur Games Inc.	3,518,676	1,903
	CNGR Advanced Material Co. Ltd. Class A	164,700	1,901
*	Shanghai Junshi Biosciences Co. Ltd. Class A	221,954	1,890
	Jiangsu Lopal Tech Co. Ltd. Class A	501,667	1,888
	Hangxiao Steel Structure Co. Ltd. Class A	2,212,840	1,887
	Hunan Zhongke Electric Co. Ltd. Class A	630,497	1,886
*	Sinopec Oilfield Service Corp. Class A (XSSC)	5,901,700	1,883
	Jade Bird Fire Co. Ltd. Class A	385,140	1,881
	Fibocom Wireless Inc. Class A	605,340	1,879
*	Air China Ltd. Class A (XSSC)	1,223,400	1,875
	Jiangsu Azure Corp.	828,400	1,870
	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	4,270,861	1,869
	Oriental Energy Co. Ltd. Class A	1,355,200	1,862
*	Offcn Education Technology Co. Ltd. Class A	2,041,662	1,861
	Central China Securities Co. Ltd. Class H	11,732,945	1,858
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	464,700	1,858
	Wuhan Jingce Electronic Group Co. Ltd. Class A	221,061	1,848
	Anhui Kouzi Distillery Co. Ltd. Class A	223,300	1,848
	Electric Connector Technology Co. Ltd. Class A	317,622	1,839
	Leyard Optoelectronic Co. Ltd. Class A	2,029,000	1,838
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,820,900	1,836
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	58,874	1,834
	Shenzhen Yinghe Technology Co. Ltd. Class A	610,474	1,830
	Bright Dairy & Food Co. Ltd. Class A	1,157,448	1,830
*	Hubei Yihua Chemical Industry Co. Ltd. Class A	766,600	1,828
	ZWSOFT Co. Ltd. Guangzhou Class A	56,888	1,828
	Tianshan Aluminum Group Co. Ltd. Class A	1,356,300	1,816
*	Tongdao Liepin Group	1,319,451	1,809
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,295,200	1,807
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	3,917,400	1,798
	Wangsu Science & Technology Co. Ltd. Class A	2,090,700	1,797
	Sunflower Pharmaceutical Group Co. Ltd. Class A	476,995	1,794
	Grandblue Environment Co. Ltd. Class A	664,636	1,792
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	899,160	1,792
	CQ Pharmaceutical Holding Co. Ltd. Class A	2,277,401	1,792
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	922,000	1,786

		Shares	Market Value ($000)
	Goke Microelectronics Co. Ltd. Class A	133,600	1,786
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	382,500	1,776
	MLS Co. Ltd. Class A	1,374,116	1,772
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	2,237,340	1,764
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	704,700	1,762
*	Jiangsu Hoperun Software Co. Ltd. Class A	579,700	1,751
	Accelink Technologies Co. Ltd. Class A	679,100	1,751
	Sino Wealth Electronic Ltd. Class A	279,255	1,751
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,434,600	1,748
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	1,771,900	1,743
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	984,600	1,742
	Xinfengming Group Co. Ltd. Class A	940,069	1,740
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	1,347,200	1,737
	Beibuwan Port Co. Ltd. Class A	1,547,140	1,731
	Arcsoft Corp. Ltd. Class A	434,951	1,731
	Beijing GeoEnviron Engineering & Technology Inc. Class A	1,097,455	1,730
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	1,651,900	1,729
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	329,300	1,727
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	871,965	1,726
	Shenzhen Huaqiang Industry Co. Ltd. Class A	937,130	1,726
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	1,569,000	1,723
	Suning Universal Co. Ltd. Class A	3,542,392	1,722
	Zhejiang Meida Industrial Co. Ltd. Class A	984,480	1,721
	Sino Biological Inc. Class A	108,269	1,717
*	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,121,150	1,715
	Vats Liquor Chain Store Management JSC Ltd. Class A	349,500	1,715
	Zhejiang Tiantie Industry Co. Ltd. Class A	914,970	1,713
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	173,746	1,712
*	Wellhope Foods Co. Ltd. Class A	921,083	1,712
	QuakeSafe Technologies Co. Ltd.	223,142	1,710
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	221,700	1,708
	Hainan Strait Shipping Co. Ltd. Class A	2,024,051	1,707
	CETC Potevio Science & Technology Co. Ltd. Class A	593,000	1,704
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	311,770	1,702
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	80,300	1,697
	COFCO Capital Holdings Co. Ltd. Class A	1,519,284	1,696
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	951,400	1,695
	Sino-Platinum Metals Co. Ltd. Class A	689,858	1,692
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	781,300	1,687
	Lancy Co. Ltd. Class A	396,400	1,675
	Wasu Media Holding Co. Ltd. Class A	1,460,700	1,671
	Chengdu Kanghua Biological Products Co. Ltd. Class A	124,909	1,668
	Suofeiya Home Collection Co. Ltd. Class A	535,400	1,666
*	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	793,700	1,662
	CETC Digital Technology Co. Ltd. Class A	485,550	1,655
	Ningbo Huaxiang Electronic Co. Ltd. Class A	727,600	1,654
	North Huajin Chemical Industries Co. Ltd. Class A	1,535,800	1,653
	Zheshang Securities Co. Ltd. Class A	1,044,547	1,651
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	203,110	1,650
*	Lakala Payment Co. Ltd. Class A	660,500	1,648
	Shennan Circuits Co. Ltd. Class A	145,287	1,647
	Chongqing Rural Commercial Bank Co. Ltd. Class A	3,086,200	1,642
	Marssenger Kitchenware Co. Ltd. Class A	342,300	1,640
	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	2,213,800	1,639
*,1	Yuzhou Group Holdings Co. Ltd.	27,586,579	1,637
	Fujian Star-net Communication Co. Ltd. Class A	529,433	1,635
	China World Trade Center Co. Ltd. Class A	649,700	1,635
	Luyang Energy-Saving Materials Co. Ltd.	458,998	1,633

		Shares	Market Value ($000)
	Shanghai Belling Co. Ltd. Class A	574,800	1,632
	Rockchip Electronics Co. Ltd.	145,199	1,632
	Bear Electric Appliance Co. Ltd. Class A	158,890	1,630
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	1,330,336	1,625
	Bank of Qingdao Co. Ltd. Class A	3,192,893	1,623
*	Leo Group Co. Ltd. Class A	5,903,800	1,621
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	373,617	1,620
*	Jinlei Technology Co. Ltd.	237,100	1,620
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	356,260	1,618
	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	375,050	1,616
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,416,900	1,615
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	2,032,955	1,613
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	968,668	1,610
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	455,425	1,609
	Shenzhen Changhong Technology Co. Ltd. Class A	473,753	1,609
	Chengdu Wintrue Holding Co. Ltd. Class A	892,400	1,608
	Hunan Aihua Group Co. Ltd. Class A	392,897	1,607
	Nanjing Hanrui Cobalt Co. Ltd. Class A	246,600	1,606
	Xiamen Bank Co. Ltd. Class A	1,871,806	1,602
*	Beijing Jetsen Technology Co. Ltd. Class A	2,250,400	1,598
	Shanghai 2345 Network Holding Group Co. Ltd. Class A	3,404,121	1,594
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	1,325,601	1,594
	NanJi E-Commerce Co. Ltd. Class A	2,289,093	1,592
	Huapont Life Sciences Co. Ltd. Class A	1,996,100	1,591
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	397,261	1,591
	Skyworth Digital Co. Ltd. Class A	701,757	1,590
	CGN Nuclear Technology Development Co. Ltd. Class A	1,314,728	1,587
	Central China Management Co. Ltd.	14,970,625	1,586
	Winall Hi-Tech Seed Co. Ltd. Class A	611,400	1,581
	Victory Giant Technology Huizhou Co. Ltd. Class A	747,962	1,580
*	China Aluminum International Engineering Corp. Ltd. Class A	2,092,700	1,577
	Chow Tai Seng Jewellery Co. Ltd. Class A	687,201	1,576
	BrightGene Bio-Medical Technology Co. Ltd. Class A	453,047	1,566
	Shenzhen Jinjia Group Co. Ltd. Class A	1,360,968	1,565
	Sai Micro Electronics Inc. Class A	644,774	1,565
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	2,506,315	1,563
	Hainan Poly Pharm Co. Ltd. Class A	396,876	1,562
	Zhejiang Medicine Co. Ltd. Class A	841,500	1,560
	Suzhou TFC Optical Communication Co. Ltd. Class A	369,723	1,560
	Guangzhou Wondfo Biotech Co. Ltd. Class A	329,576	1,558
	Sansteel Minguang Co. Ltd. Fujian Class A	2,107,900	1,554
	Autohome Inc. Class A	179,728	1,552
*	Chengzhi Co. Ltd. Class A	1,133,107	1,550
	Amoy Diagnostics Co. Ltd. Class A	362,970	1,550
	Xilinmen Furniture Co. Ltd. Class A	322,900	1,547
	Shenzhen Leaguer Co. Ltd. Class A	1,195,900	1,542
	Beijing North Star Co. Ltd. Class A	5,026,781	1,535
	Three's Co. Media Group Co. Ltd. Class A	96,988	1,534
	Angang Steel Co. Ltd. Class A	3,642,750	1,529
	Red Star Macalline Group Corp. Ltd. Class A	1,755,964	1,525
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	2,718,627	1,525
	Jiuzhitang Co. Ltd. Class A	1,115,301	1,524
*	Shandong Longda Meishi Co. Ltd. Class A	1,142,099	1,524
*	Zhejiang Wanliyang Co. Ltd. Class A	1,102,725	1,523
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	845,509	1,523
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	390,400	1,520
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	1,446,000	1,519
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	136,234	1,513

		Shares	Market Value ($000)
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	373,400	1,509
	Yusys Technologies Co. Ltd. Class A	644,320	1,507
*	Tech-Bank Food Co. Ltd. Class A	1,650,160	1,505
	Shanghai Industrial Urban Development Group Ltd.	19,538,739	1,496
	Ligao Foods Co. Ltd. Class A	112,820	1,496
	Zhejiang Communications Technology Co. Ltd.	1,732,101	1,494
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	3,029,791	1,489
	Chengdu Leejun Industrial Co. Ltd. Class A	1,188,300	1,489
	Sichuan Expressway Co. Ltd. Class H	6,093,253	1,477
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	1,423,595	1,474
*	PNC Process Systems Co. Ltd. Class A	257,400	1,473
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,902,400	1,470
	Beijing Tongtech Co. Ltd. Class A	426,422	1,470
	Lushang Health Industry Development Co. Ltd. Class A	884,000	1,469
	Zhejiang Windey Co. Ltd. Class A	587,600	1,467
	Shandong Xiantan Co. Ltd. Class A	1,040,300	1,460
	Anhui Construction Engineering Group Co. Ltd. Class A	1,928,587	1,458
	CMST Development Co. Ltd. Class A	1,922,706	1,457
	Chongqing Department Store Co. Ltd. Class A	406,400	1,456
*	Jinneng Holding Shanxi Electric Power Co. Ltd.	2,901,501	1,454
*	Ourpalm Co. Ltd. Class A	2,873,975	1,451
	China Wafer Level CSP Co. Ltd. Class A	483,383	1,450
	Moon Environment Technology Co. Ltd. Class A	794,000	1,448
	Guangxi Liugong Machinery Co. Ltd. Class A	1,570,163	1,447
	China Fangda Group Co. Ltd. Class B	5,227,439	1,445
	Shandong Publishing & Media Co. Ltd. Class A	1,516,087	1,441
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	431,400	1,441
	Jinneng Science&Technology Co. Ltd. Class A	986,880	1,436
*	Hytera Communications Corp. Ltd. Class A	1,706,400	1,434
	Winner Medical Co. Ltd. Class A	133,664	1,426
	All Winner Technology Co. Ltd. Class A	426,930	1,423
	Qingdao East Steel Tower Stock Co. Ltd. Class A	1,036,900	1,422
	Road King Infrastructure Ltd.	2,856,041	1,420
	Beijing Strong Biotechnologies Inc. Class A	569,700	1,420
*	An Hui Wenergy Co. Ltd. Class A	2,156,921	1,420
	Top Resource Conservation & Environment Corp. Class A	762,200	1,419
	China CAMC Engineering Co. Ltd. Class A	1,140,800	1,414
	Hangzhou Dptech Technologies Co. Ltd. Class A	659,931	1,412
*	Beijing Compass Technology Development Co. Ltd. Class A	162,000	1,412
	Chengdu XGimi Technology Co. Ltd. Class A	46,902	1,410
	Ningbo Peacebird Fashion Co. Ltd. Class A	512,029	1,409
	Shanghai AJ Group Co. Ltd. Class A	1,631,100	1,406
	Topsec Technologies Group Inc. Class A	854,400	1,405
	Jiangsu Expressway Co. Ltd. Class A (XSSC)	1,120,075	1,405
	Guangdong Tapai Group Co. Ltd. Class A	1,237,687	1,402
*	Talkweb Information System Co. Ltd. Class A	1,338,583	1,395
	Tongyu Heavy Industry Co. Ltd. Class A	3,654,500	1,393
	Bank of Suzhou Co. Ltd. Class A	1,199,880	1,390
	First Tractor Co. Ltd. Class A (XSSC)	744,400	1,388
	Grinm Advanced Materials Co. Ltd. Class A	676,800	1,388
*	Jinke Properties Group Co. Ltd. Class A	4,716,739	1,386
	Jinghua Pharmaceutical Group Co. Ltd. Class A	772,963	1,385
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,566,086	1,384
	Foryou Corp.	238,590	1,382
	Shanghai Pudong Construction Co. Ltd. Class A	1,302,839	1,381
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	217,400	1,373
	Inmyshow Digital Technology Group Co. Ltd.	1,226,351	1,371
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	2,597,802	1,366

		Shares	Market Value ($000)
*	YaGuang Technology Group Co. Ltd.	1,311,300	1,366
	Jiangsu Huahong Technology Stock Co. Ltd. Class A	461,659	1,366
	Beijing SuperMap Software Co. Ltd. Class A	455,102	1,363
*	Advanced Technology & Materials Co. Ltd. Class A	1,038,800	1,358
	City Development Environment Co. Ltd. Class A	880,900	1,354
	Keboda Technology Co. Ltd. Class A	138,400	1,351
*	Hongda Xingye Co. Ltd. Class A	2,996,100	1,351
	Qinhuangdao Port Co. Ltd. Class A	3,247,900	1,348
	Camel Group Co. Ltd. Class A	1,012,512	1,343
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,257,430	1,341
*	Montnets Cloud Technology Group Co. Ltd. Class A	738,900	1,337
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,642,603	1,335
	BOC International China Co. Ltd. Class A	798,300	1,335
	Shanxi Blue Flame Holding Co. Ltd. Class A	995,643	1,331
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	467,994	1,331
[2]	Everbright Securities Co. Ltd. Class H	1,773,632	1,329
	Beijing Dahao Technology Corp. Ltd. Class A	482,400	1,328
	China Harmony Auto Holding Ltd.	9,016,314	1,327
	Chengdu ALD Aviation Manufacturing Corp. Class A	272,300	1,326
	ADAMA Ltd. Class A	933,088	1,321
	PCI Technology Group Co. Ltd. Class A	1,547,000	1,318
	Telling Telecommunication Holding Co. Ltd. Class A	864,300	1,314
*	Wonders Information Co. Ltd. Class A	927,100	1,313
	Jinyuan EP Co. Ltd. Class A	667,600	1,312
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,717,949	1,312
	Jinhui Liquor Co. Ltd. Class A	349,682	1,308
	Archermind Technology Nanjing Co. Ltd. Class A	156,995	1,307
	Luenmei Quantum Co. Ltd. Class A	1,340,770	1,306
	Shandong Humon Smelting Co. Ltd. Class A	759,800	1,305
	Beijing Haixin Energy Technology Co. Ltd. Class A	2,051,961	1,303
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	1,085,800	1,301
	Wushang Group Co. Ltd. Class A	797,600	1,298
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	229,674	1,296
*	Zhongtian Financial Group Co. Ltd. Class A	6,203,600	1,296
	Henan Yuguang Gold & Lead Co. Ltd. Class A	1,507,400	1,293
	China Merchants Port Group Co. Ltd. Class A	581,974	1,290
	Chongqing Water Group Co. Ltd. Class A	1,660,200	1,289
	Monalisa Group Co. Ltd. Class A	429,085	1,287
	Guangdong Dowstone Technology Co. Ltd. Class A	524,300	1,285
	PhiChem Corp. Class A	472,160	1,285
*	Orient Group Inc. Class A	3,504,600	1,284
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	426,760	1,279
	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	410,700	1,277
	NSFOCUS Technologies Group Co. Ltd. Class A	687,484	1,276
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	444,960	1,273
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	1,008,100	1,272
	Eoptolink Technology Inc. Ltd. Class A	339,813	1,270
	ZheJiang Dali Technology Co. Ltd. Class A	581,440	1,270
	Hexing Electrical Co. Ltd. Class A	456,320	1,268
*	INKON Life Technology Co. Ltd. Class A	743,300	1,264
*	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	3,591,330	1,263
	Zhejiang Wanma Co. Ltd. Class A	920,518	1,260
	Xinhuanet Co. Ltd. Class A	450,435	1,257
	Beijing SL Pharmaceutical Co. Ltd. Class A	980,900	1,255
*,1	OneConnect Financial Technology Co. Ltd. ADR	161,843	1,254
	Betta Pharmaceuticals Co. Ltd. Class A	140,100	1,249
	Beijing Ultrapower Software Co. Ltd. Class A	1,702,000	1,244

		Shares	Market Value ($000)
	Easyhome New Retail Group Co. Ltd. Class A	2,016,000	1,241
	Edifier Technology Co. Ltd. Class A	850,900	1,240
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,479,900	1,239
	Guangdong South New Media Co. Ltd. Class A	222,495	1,236
*	Shenzhen Infogem Technologies Co. Ltd. Class A	770,500	1,232
	Shenzhen Agricultural Products Group Co. Ltd. Class A	1,482,400	1,232
*	Cheng De Lolo Co. Ltd. Class A	929,868	1,231
*	Ningxia Zhongyin Cashmere Co. Ltd. Class A	4,365,100	1,231
	KingClean Electric Co. Ltd. Class A	265,519	1,225
	Shenzhen Click Technology Co. Ltd. Class A	418,300	1,225
	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	182,266	1,224
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,457,100	1,218
*	Hand Enterprise Solutions Co. Ltd. Class A	845,500	1,217
*	Aotecar New Energy Technology Co. Ltd. Class A	2,748,200	1,217
	Edan Instruments Inc. Class A	671,600	1,216
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	1,439,200	1,215
	Beijing eGOVA Co. Ltd. Class A	420,300	1,214
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	1,734,400	1,213
	Suzhou Good-Ark Electronics Co. Ltd. Class A	527,000	1,209
*	Shenzhen World Union Group Inc. Class A	2,523,380	1,207
	China National Accord Medicines Corp. Ltd. Class A	231,918	1,205
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	264,700	1,203
	Sichuan Jiuzhou Electric Co. Ltd. Class A	1,116,000	1,197
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	347,960	1,196
*	China TransInfo Technology Co. Ltd. Class A	795,500	1,193
*	Deppon Logistics Co. Ltd. Class A	375,100	1,193
	Opple Lighting Co. Ltd. Class A	479,456	1,193
	FAWER Automotive Parts Co. Ltd. Class A	1,637,010	1,186
	Shandong Head Group Co. Ltd. Class A	312,967	1,179
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	1,428,270	1,178
	Chengdu RML Technology Co. Ltd. Class A	95,150	1,174
	Zhejiang Runtu Co. Ltd. Class A	1,053,712	1,168
	5I5J Holding Group Co. Ltd. Class A	2,864,381	1,164
	DeHua TB New Decoration Materials Co. Ltd. Class A	550,554	1,164
	Suzhou Anjie Technology Co. Ltd. Class A	559,721	1,161
	Shenzhen Sunline Tech Co. Ltd. Class A	694,400	1,160
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	354,733	1,159
*	HyUnion Holding Co. Ltd. Class A	943,800	1,158
*	Differ Group Auto Ltd.	40,227,914	1,156
	Maccura Biotechnology Co. Ltd. Class A	421,315	1,154
*	Luoyang Glass Co. Ltd. Class A	361,900	1,153
	Visual China Group Co. Ltd. Class A	505,597	1,148
*	Tangrenshen Group Co. Ltd. Class A	988,900	1,147
	Xinyu Iron & Steel Co. Ltd. Class A	1,822,100	1,144
	Guangdong Hybribio Biotech Co. Ltd. Class A	432,757	1,143
*	HC SemiTek Corp. Class A	1,098,500	1,142
	Jiangsu Amer New Material Co. Ltd. Class A	566,800	1,141
	Chacha Food Co. Ltd. Class A	168,478	1,140
*	Yango Group Co. Ltd. Class A	3,984,593	1,138
*	RiseSun Real Estate Development Co. Ltd. Class A	3,487,556	1,138
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,623,492	1,137
	Shanghai AtHub Co. Ltd. Class A	274,170	1,137
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	1,038,400	1,137
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	325,400	1,134
	Jiangsu Shagang Co. Ltd. Class A	1,774,700	1,132
	Zhejiang Hailide New Material Co. Ltd. Class A	1,119,300	1,131
	Shandong WIT Dyne Health Co. Ltd. Class A	182,000	1,129

		Shares	Market Value ($000)
*	Henan Yuneng Holdings Co. Ltd. Class A	1,485,524	1,128
	Anker Innovations Technology Co. Ltd. Class A	115,400	1,128
	Dongguan Development Holdings Co. Ltd. Class A	805,100	1,124
	Sumavision Technologies Co. Ltd. Class A	1,459,200	1,124
	Jiangling Motors Corp. Ltd. Class A	501,178	1,120
	Qingling Motors Co. Ltd. Class H	7,692,534	1,118
*	Zhenro Properties Group Ltd.	21,843,164	1,115
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	297,711	1,115
	Yibin Tianyuan Group Co. Ltd. Class A	981,340	1,113
	Bluestar Adisseo Co. Class A	845,412	1,108
*	Genimous Technology Co. Ltd. Class A	1,322,640	1,105
	JL Mag Rare-Earth Co. Ltd. Class A	220,040	1,105
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	2,566,774	1,100
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	835,500	1,099
	Jiangxi Wannianqing Cement Co. Ltd. Class A	824,190	1,097
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	794,000	1,092
	Toly Bread Co. Ltd. Class A	439,677	1,091
	DBG Technology Co. Ltd. Class A	748,242	1,090
	Beijing Water Business Doctor Co. Ltd. Class A	813,300	1,089
	Aerospace Hi-Tech Holdings Group Ltd. Class A	772,084	1,085
*	Visionox Technology Inc. Class A	1,176,672	1,082
*	Jiajiayue Group Co. Ltd. Class A	610,605	1,082
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,460,190	1,075
	Renhe Pharmacy Co. Ltd. Class A	1,128,600	1,074
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	238,531	1,073
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	511,800	1,072
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	675,400	1,070
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	483,991	1,070
	Guangzhou Zhiguang Electric Co. Ltd. Class A	786,900	1,070
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	1,248,079	1,067
	Goldenmax International Group Ltd. Class A	858,300	1,063
	Shenzhen FRD Science & Technology Co. Ltd.	418,601	1,061
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	895,300	1,058
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,105,300	1,057
	Shenzhen Expressway Corp. Ltd. Class A (XSSC)	783,148	1,056
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	960,700	1,056
	Hangzhou Onechance Tech Corp. Class A	254,009	1,056
[2]	Pharmaron Beijing Co. Ltd. Class H	143,880	1,055
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	433,300	1,051
[2]	Joinn Laboratories China Co. Ltd. Class H	199,871	1,050
	Shandong Dawn Polymer Co. Ltd. Class A	400,200	1,047
	China Oilfield Services Ltd. Class A	430,400	1,044
*	Shandong Chenming Paper Holdings Ltd. Class H	3,104,406	1,043
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	2,224,000	1,042
*	GCL New Energy Holdings Ltd.	6,957,980	1,038
	Changchun Faway Automobile Components Co. Ltd. Class A	764,150	1,035
	Truking Technology Ltd. Class A	424,100	1,032
	Dongjiang Environmental Co. Ltd. Class A (XSEC)	1,174,181	1,023
	Ningbo Zhenyu Technology Co. Ltd. Class A	76,573	1,020
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	193,203	1,016
	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	2,336,400	1,012
*	Shengda Resources Co. Ltd. Class A	493,300	1,008
*	Shenzhen Center Power Tech Co. Ltd. Class A	357,461	1,006
	Shenzhen Microgate Technology Co. Ltd. Class A	688,200	1,003
*	Alpha Group Class A	1,335,100	1,000
*	YanTai Shuangta Food Co. Ltd. Class A	1,114,400	997
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSSC)	656,252	996
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	748,552	996

		Shares	Market Value ($000)
	Hangzhou Shunwang Technology Co. Ltd. Class A	613,800	992
*	Sunward Intelligent Equipment Co. Ltd. Class A	1,073,708	990
	Transfar Zhilian Co. Ltd. Class A	1,103,868	989
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,490,000	988
*	Innuovo Technology Co. Ltd. Class A	889,700	984
*	Anhui Tatfook Technology Co. Ltd. Class A	764,216	982
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	47,668	978
	Jenkem Technology Co. Ltd. Class A	37,841	977
*,1	Ronshine China Holdings Ltd.	7,014,985	975
	Xinjiang Communications Construction Group Co. Ltd. Class A	497,700	975
	Eastern Communications Co. Ltd. Class A (XSSC)	664,200	973
*	Oceanwide Holdings Co. Ltd. Class A	4,993,346	969
	Nanjing Gaoke Co. Ltd. Class A	947,700	965
*	Sichuan Haite High-tech Co. Ltd. Class A	723,100	959
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	957,100	957
	Greenland Hong Kong Holdings Ltd.	9,990,362	956
*	Holitech Technology Co. Ltd. Class A	2,159,500	955
*,3	China Aoyuan Group Ltd.	16,923,787	955
	Chengdu Hongqi Chain Co. Ltd. Class A	1,167,833	950
	Gansu Qilianshan Cement Group Co. Ltd. Class A	622,200	950
	JSTI Group Class A	1,085,980	945
*	Jiangsu Guoxin Corp. Ltd. Class A	1,035,300	944
	Yotrio Group Co. Ltd. Class A	1,733,900	943
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	607,489	943
	Sinosoft Co. Ltd. Class A	206,700	943
	Konka Group Co. Ltd. Class A	1,345,700	941
*	Jointo Energy Investment Co. Ltd. Hebei Class A	1,150,600	941
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	276,297	941
*	Shanghai Runda Medical Technology Co. Ltd. Class A	557,000	933
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	370,440	933
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	126,853	928
	Guangdong Advertising Group Co. Ltd. Class A	1,290,000	927
*	Bestway Marine & Energy Technology Co. Ltd. Class A	1,374,100	927
	BGI Genomics Co. Ltd. Class A	113,290	915
	Xiamen Intretech Inc. Class A	319,260	914
	Xinzhi Group Co. Ltd. Class A	409,300	912
	Chongqing Zaisheng Technology Corp. Ltd. Class A	1,050,010	911
*	Tongding Interconnection Information Co. Ltd. Class A	1,265,500	909
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	601,800	904
	Shenzhen Kinwong Electronic Co. Ltd. Class A	278,960	903
	Sichuan Teway Food Group Co. Ltd. Class A	229,802	902
*	Luoniushan Co. Ltd. Class A	869,300	897
	Black Peony Group Co. Ltd. Class A	854,300	892
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	1,537,944	890
*	Huafon Microfibre Shanghai Technology Co. Ltd.	1,458,963	889
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	1,032,576	884
*	Fujian Snowman Co. Ltd. Class A	661,700	881
	Beyondsoft Corp. Class A	500,700	878
	Qingdao Rural Commercial Bank Corp. Class A	2,000,025	875
*	Shenzhen Das Intellitech Co. Ltd. Class A	1,483,800	868
	Autel Intelligent Technology Corp. Ltd. Class A	148,007	866
	Digital China Information Service Co. Ltd. Class A	496,802	860
	Longhua Technology Group Luoyang Co. Ltd. Class A	684,800	859
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	332,643	858
*	Client Service International Inc. Class A	412,050	858
	Huafu Fashion Co. Ltd.	1,846,024	857
*	China High Speed Railway Technology Co. Ltd. Class A	2,362,313	854
	Guangdong Aofei Data Technology Co. Ltd. Class A	567,642	853

		Shares	Market Value ($000)
	CSG Holding Co. Ltd. Class A	791,732	852
	Yijiahe Technology Co. Ltd. Class A	143,360	850
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	1,599,400	837
	Wuhan Keqian Biology Co. Ltd. Class A	231,984	835
	Anhui Genuine New Materials Co. Ltd. Class A	518,343	834
	Shantui Construction Machinery Co. Ltd. Class A	1,241,100	834
	Sino GeoPhysical Co. Ltd. Class A	286,763	827
	Jin Tong Ling Technology Group Co. Ltd. Class A	1,488,900	826
	Double Medical Technology Inc. Class A	153,925	817
	Qingdao Port International Co. Ltd. Class A	951,020	809
	Western Region Gold Co. Ltd. Class A	420,000	805
*	Beijing VRV Software Corp. Ltd. Class A	1,199,400	800
*	Blue Sail Medical Co. Ltd. Class A	663,503	797
	Gansu Shangfeng Cement Co. Ltd. Class A	432,120	787
	Wuxi Boton Technology Co. Ltd. Class A	369,100	781
	Shenzhen Gongjin Electronics Co. Ltd. Class A	582,100	755
	Unilumin Group Co. Ltd. Class A	842,477	754
*	Zhejiang Jingu Co. Ltd. Class A	755,112	752
	Huabao Flavours & Fragrances Co. Ltd. Class A	204,344	744
	Venustech Group Inc. Class A	164,300	727
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	2,335,600	720
*	Youzu Interactive Co. Ltd. Class A	441,400	714
	Beijing Ctrowell Technology Corp. Ltd. Class A	551,700	708
	Qingdao Hanhe Cable Co. Ltd. Class A	1,110,930	706
	Rainbow Digital Commercial Co. Ltd. Class A	759,992	701
	China Harzone Industry Corp. Ltd. Class A	614,775	690
*,3	Kaisa Group Holdings Ltd.	31,448,882	682
	Era Co. Ltd. Class A	974,000	682
	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	151,000	666
*	Shenzhen Deren Electronic Co. Ltd. Class A	454,700	647
	Zhejiang Semir Garment Co. Ltd. Class A	778,119	639
	Shenzhen Sunmoon Microelectronics Co. Ltd. Class A	79,632	627
*	Guangdong Highsun Group Co. Ltd. Class A	1,759,500	613
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	860,160	612
*,3	Boshiwa International Holding Ltd.	2,777,000	595
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	987,100	564
	Shenzhen Aisidi Co. Ltd. Class A	389,000	543
*,1,3	China Fishery Group Ltd.	9,033,000	523
*	Shandong Chenming Paper Holdings Ltd. Class A (XSEC)	659,200	506
	M-Grass Ecology & Environment Group Co. Ltd. Class A	1,030,900	505
	Beken Corp. Class A	107,100	495
	Lao Feng Xiang Co. Ltd. Class A	68,728	491
[2]	Qingdao Port International Co. Ltd. Class H	951,832	473
	China West Construction Group Co. Ltd. Class A	382,477	458
	Sansure Biotech Inc. Class A	128,512	437
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	94,700	340
	Shang Gong Group Co. Ltd. Class B	870,318	323
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	179,187	313
	Shanghai Haohai Biological Technology Co. Ltd. Class A	20,132	309
	Guangdong Provincial Expressway Development Co. Ltd. Class A	256,500	296
	Contec Medical Systems Co. Ltd. Class A	72,500	284
*,3	Sunac China Holdings Ltd.	42,140,909	269
*	Guangdong Electric Power Development Co. Ltd. Class A	307,800	265
	Three Squirrels Inc. Class A	75,800	234
*,3	Colour Life Services Group Co. Ltd.	2,729,102	216
	Bengang Steel Plates Co. Ltd. Class A	396,500	183
	Dongjiang Environmental Co. Ltd. Class H	491,600	159
	Lee's Pharmaceutical Holdings Ltd.	321,496	79

		Shares	Market Value ($000)
*,3	China Forestry Holdings Co. Ltd.	3,050,000	—
*,1,3	Midas Holdings Ltd.	16,595,800	—
*,3	Fantasia Holdings Group Co. Ltd.	3,086,715	—
*,2,3	Tianhe Chemicals Group Ltd.	20,635,827	—
*,3	Real Gold Mining Ltd.	1,345,000	—
*,3	China Huishan Dairy Holdings Co. Ltd.	45,054,011	—
*,3	Qunxing Paper Holdings Co. Ltd.	1,573,000	—
*,3	China Animal Healthcare Ltd.	4,917,000	—
*,3	Trony Solar Holdings Co. Ltd.	1,562,000	—
*,3	China Fiber Optic Network System Group Ltd.	14,959,600	—
*,3	Hua Han Health Industry Holdings Ltd.	13,393,764	—
*,3	China Huiyuan Juice Group Ltd.	8,667,863	—
	H World Group Ltd.	50	—
*,3	CT Environmental Group Ltd.	28,987,223	—
*,3	China Lumena New Materials Corp.	337,200	—
			32,805,960
Colombia (0.0%)
	Bancolombia SA ADR	1,224,395	37,038
	Ecopetrol SA	62,574,284	35,770
	Bancolombia SA Preference Shares	3,417,793	25,979
	Interconexion Electrica SA ESP	5,838,679	23,810
	Bancolombia SA	1,840,141	16,549
	Grupo de Inversiones Suramericana SA	1,437,087	12,589
	Banco Davivienda SA Preference Shares	1,273,534	6,955
	Grupo Aval Acciones y Valores SA Preference Shares	50,888,201	6,245
	Cementos Argos SA	6,289,689	4,328
	Grupo de Inversiones Suramericana SA Preference Shares	763,739	2,009
*	BAC Holding International Corp.	10,584,792	466
	Grupo Aval Acciones y Valores SA ADR	158,187	383
			172,121
Cyprus (0.0%)
*,3	Cyprus Popular Bank PCL	12,597,118	—
Czech Republic (0.0%)
	CEZ A/S	2,091,576	84,964
	Komercni Banka A/S	989,332	33,391
[2]	Moneta Money Bank A/S	4,510,193	16,651
	Philip Morris CR A/S	7,751	5,952
[1]	Colt CZ Group SE	88,545	2,365
			143,323
Denmark (1.7%)
	Novo Nordisk A/S Class B	20,634,133	2,855,555
	DSV A/S	2,425,741	401,291
	Vestas Wind Systems A/S	13,266,481	388,198
*	Genmab A/S	864,236	338,691
[2]	Orsted A/S	2,487,144	221,485
	Coloplast A/S Class B	1,757,259	212,162
	Danske Bank A/S	8,684,101	180,921
	Carlsberg A/S Class B	1,224,882	173,886
[1]	Novozymes A/S Class B	2,623,404	136,513
	AP Moller - Maersk A/S Class B	59,671	129,802
	Tryg A/S	4,741,780	108,815
	Chr Hansen Holding A/S	1,356,340	100,145
	Pandora A/S	1,172,018	97,595
	AP Moller - Maersk A/S Class A	43,401	92,485
	Ringkjoebing Landbobank A/S	367,959	53,546
*	ISS A/S	2,426,736	53,058

		Shares	Market Value ($000)
*	Jyske Bank A/S (Registered)	673,105	48,547
	Royal Unibrew A/S	651,306	45,736
	GN Store Nord A/S	1,676,016	41,324
*	Demant A/S	1,291,581	36,560
	SimCorp A/S	519,790	36,401
*	NKT A/S	568,270	35,461
	Sydbank A/S	750,491	34,221
	FLSmidth & Co. A/S	748,118	32,144
*,1	Ambu A/S Class B	2,275,005	31,425
	Topdanmark A/S	560,650	30,263
*	Bavarian Nordic A/S	930,010	29,782
*	ALK-Abello A/S Class B	1,734,346	25,908
	ROCKWOOL A/S Class B	81,913	23,486
*	Zealand Pharma A/S	680,774	21,261
	Alm Brand A/S	10,938,490	20,300
*	Chemometec A/S	208,006	18,223
*,2	Netcompany Group A/S	434,050	17,274
	D/S Norden A/S	309,965	16,709
	Spar Nord Bank A/S	1,047,749	16,689
	Dfds A/S	386,391	14,565
[2]	Scandinavian Tobacco Group A/S Class A	753,817	13,102
	Schouw & Co. A/S	160,456	12,433
	H Lundbeck A/S	3,049,163	11,330
	TORM plc Class A	384,709	9,743
*	Nilfisk Holding A/S	421,961	8,399
*	NTG Nordic Transport Group A/S	200,342	8,192
*	H Lundbeck A/S Class A	766,645	2,646
			6,186,272
Egypt (0.0%)
	Commercial International Bank Egypt SAE	29,663,256	48,791
	Egypt Kuwait Holding Co. SAE	7,880,411	9,161
*	Egyptian Financial Group-Hermes Holding Co.	13,401,234	8,442
	Eastern Co. SAE	12,936,997	7,681
*	Fawry for Banking & Payment Technology Services SAE	34,534,378	7,191
	Talaat Moustafa Group	12,680,669	4,271
*	ElSewedy Electric Co.	9,153,110	3,883
	Telecom Egypt Co.	4,098,185	3,719
	Egypt Kuwait Holding Co. SAE (XCAI)	1,501,968	1,844
*	Medinet Nasr Housing	12,895,830	1,505
			96,488
Finland (0.8%)
	Nordea Bank Abp	46,143,915	540,563
	Nokia OYJ	74,448,161	352,997
	Sampo OYJ Class A	6,464,238	339,369
	Neste OYJ	5,490,234	262,446
	UPM-Kymmene OYJ	7,028,541	254,758
	Kone OYJ Class B	4,312,782	235,202
	Stora Enso OYJ	7,573,154	108,261
	Elisa OYJ	1,891,181	107,747
	Metso Outotec OYJ	8,000,016	91,943
	Fortum OYJ	5,683,475	85,435
	Kesko OYJ Class B	3,546,145	82,602
	Orion OYJ Class B	1,374,653	73,646
	Valmet OYJ	2,206,464	69,289
	Wartsila OYJ Abp	6,405,182	60,920
	Huhtamaki OYJ	1,226,604	45,879
	Kojamo OYJ	2,585,085	39,693

		Shares	Market Value ($000)
	TietoEVRY OYJ	1,141,806	34,773
	Cargotec OYJ Class B	640,877	32,629
	Konecranes OYJ Class A	957,736	31,166
	Outokumpu OYJ	4,448,019	25,472
	Nokian Renkaat OYJ	1,790,420	21,447
	Metsa Board OYJ Class B	2,263,241	20,203
	Kemira OYJ	1,169,339	18,972
*,1	QT Group OYJ	255,280	14,971
	Uponor OYJ	700,896	12,483
	Revenio Group OYJ	298,284	12,194
	Sanoma OYJ	937,307	9,970
	Tokmanni Group Corp.	642,152	8,280
[2]	Terveystalo OYJ	1,021,149	7,959
*	Citycon OYJ	973,386	7,335
	YIT OYJ	2,017,659	5,904
*	F-Secure OYJ	1,535,966	4,903
*,1	Finnair OYJ	7,857,479	4,428
	Raisio OYJ	1,461,610	3,873
	Oriola OYJ Class B	1,705,912	3,201
*,3	Ahlstrom-Munksjo OYJ	147,156	2,854
			3,033,767
France (6.6%)
	LVMH Moet Hennessy Louis Vuitton SE	3,286,188	2,868,761
	TotalEnergies SE	30,731,724	1,899,860
	Sanofi	14,367,967	1,406,976
	Schneider Electric SE	7,008,808	1,136,938
*	L'Oreal SA	2,704,121	1,116,563
	BNP Paribas SA	14,107,200	968,909
	Airbus SE	7,357,839	922,422
*	Air Liquide SA	5,776,320	919,741
	Hermes International	408,317	764,169
	AXA SA	24,388,978	760,912
	Vinci SA	6,551,693	740,273
	EssilorLuxottica SA	3,927,865	720,682
	Safran SA	4,597,799	661,143
	Kering SA	961,396	599,870
	Pernod Ricard SA	2,700,298	559,043
	Danone SA	8,045,707	441,221
	Capgemini SE	2,112,340	400,892
	STMicroelectronics NV	8,350,408	393,207
	Cie de Saint-Gobain	6,056,074	347,807
	Dassault Systemes SE	8,808,221	327,586
	Legrand SA	3,529,937	314,744
	Societe Generale SA	10,174,057	302,847
	Cie Generale des Etablissements Michelin SCA	9,243,071	292,264
	Orange SA	25,273,488	267,463
*	Engie SA	18,612,589	264,296
	Veolia Environnement SA	8,231,272	244,324
	L'Oreal SA	546,536	225,671
	Teleperformance	766,920	213,194
	Publicis Groupe SA	2,992,888	211,117
	Credit Agricole SA	15,970,987	192,311
	Edenred	3,284,928	178,928
	Thales SA	1,326,295	175,415
	Air Liquide SA	985,590	156,932
	Carrefour SA	7,796,223	148,292
*,2	Worldline SA	3,224,271	146,272
	Alstom SA	3,999,429	118,924

		Shares	Market Value ($000)
	Eurofins Scientific SE	1,619,464	116,164
	Sartorius Stedim Biotech	317,574	110,779
	Bureau Veritas SA	3,775,764	107,955
	Eiffage SA	973,083	103,936
*	Renault SA	2,534,458	103,050
*	Sodexo SA	1,030,526	102,159
	Vivendi SE	9,194,985	98,752
	Bouygues SA	2,783,217	91,690
	Arkema SA	852,954	86,309
	Gecina SA	684,295	81,055
	Getlink SE	4,645,072	78,566
*	Accor SA	2,416,640	78,439
	Bollore SE	13,022,073	72,863
*	Rexel SA	3,179,228	70,332
	Valeo	3,195,871	69,845
*	Electricite de France SA	5,200,084	68,303
*	Aeroports de Paris	426,289	66,133
	Klepierre SA	2,484,029	63,045
	Remy Cointreau SA	330,085	62,151
	Alten SA	378,933	58,225
	BioMerieux	568,476	57,954
	Dassault Aviation SA	309,486	52,849
	Elis SA (XLON)	2,828,361	50,260
*	SOITEC	328,581	49,835
[2]	Amundi SA	752,833	49,288
	SCOR SE	1,988,608	49,083
[2]	La Francaise des Jeux SAEM	1,134,735	48,553
	Ipsen SA	452,102	47,487
	Engie SA	3,299,299	46,850
	Covivio	666,084	45,723
	SPIE SA	1,669,505	45,578
	Gaztransport Et Technigaz SA	407,929	45,099
	Technip Energies NV	2,287,144	44,342
	Nexans SA	391,739	41,541
	SES SA Class A ADR	4,954,521	38,448
	Wendel SE	353,575	37,439
*	SEB SA	335,348	35,069
	Rubis SCA	1,222,239	34,205
*	Faurecia SE	1,714,542	34,074
[2]	Verallia SA	914,745	33,774
	IPSOS	508,982	32,986
*	Eurazeo SE	446,444	31,317
	Sopra Steria Group SACA	186,532	31,025
*	Vallourec SA	2,018,571	29,465
*	Ubisoft Entertainment SA	1,242,867	25,735
*,1	Air France-KLM	14,980,156	25,324
	Societe BIC SA	324,425	23,555
[2]	Neoen SA	590,530	22,174
*	JCDecaux SE	957,435	21,666
	Imerys SA	515,873	21,396
	ICADE	433,710	20,601
	Coface SA	1,411,837	19,742
[1]	Eutelsat Communications SA	2,433,834	18,612
[2]	ALD SA	1,467,833	18,453
	Virbac SA	57,065	17,318
	Nexity SA	560,223	16,924
*,1	Atos SE	1,267,131	16,715
	Rothschild & Co.	357,000	15,079

		Shares	Market Value ($000)
	Trigano SA	106,549	14,852
	Interparfums SA	217,147	14,215
	Eurazeo SE	198,059	13,893
	Metropole Television SA	855,007	13,618
	Cie Plastic Omnium SA	730,823	12,790
	Eramet SA	125,368	12,530
	Mercialys SA	1,117,001	12,405
	Sodexo SA	119,579	11,854
*	Carmila SA	750,209	11,324
	Television Francaise 1	1,347,253	10,775
*	Euroapi SA	617,645	9,930
*	ID Logistics Group	30,597	9,510
	Mersen SA	210,657	9,352
[1]	Korian SA	867,725	9,086
	Fnac Darty SA	244,750	9,083
*,1	Valneva SE	1,309,950	8,939
*	Voltalia SA (Registered)	471,078	8,916
	Derichebourg SA	1,277,827	8,770
	Quadient SA	465,590	8,211
	Antin Infrastructure Partners SA	351,868	7,938
*	SES-imagotag SA	63,031	7,904
	Beneteau SA	477,171	7,821
	Cie de L'Odet SE	4,981	7,735
*	CGG SA	9,179,963	7,731
*	Faurecia SE (MTAA)	380,259	7,491
*,1,2	X-Fab Silicon Foundries SE	839,215	7,341
[2]	Maisons du Monde SA	576,781	7,093
	Peugeot Invest	65,440	6,758
	SEB SA	63,393	6,629
[1]	Altarea SCA	47,040	6,411
*,1	Casino Guichard Perrachon SA	511,276	6,283
	Manitou BF SA	179,955	5,288
*,1,2	Elior Group SA	1,508,576	5,221
*,1,3	Orpea SA	642,657	4,974
	Vicat SA	175,215	4,893
*,1	OVH Groupe SAS	280,214	4,692
	Lagardere SA	208,191	4,634
*,2	SMCP SA	581,971	4,619
	Vetoquinol SA	47,681	4,427
*	Lisi SA	192,785	4,289
	Etablissements Maurel et Prom SA	1,053,909	4,235
	Equasens	49,013	3,954
*	GL Events	154,007	3,600
	Vilmorin & Cie SA	69,806	3,512
	Boiron SA	67,104	3,062
	Jacquet Metals SACA	159,285	3,052
	Elis SA (XPAR)	161,994	2,845
	Bonduelle SCA	204,510	2,748
	AKWEL	122,926	2,104
*	Believe SA	159,966	1,938
*,1	Solutions 30 SE	724,951	1,808
*,1	Tarkett SA	130,442	1,725
[3]	Somfy SA	10,164	1,582
	Guerbet	54,326	1,085
*,1,2	Aramis Group SAS	226,870	1,051
	LISI	7,755	173
	Electricite de France SA	2,920	38
			24,773,995

		Shares	Market Value ($000)
Germany (5.0%)
	SAP SE	14,631,665	1,734,438
	Siemens AG (Registered)	9,960,770	1,555,925
	Allianz SE (Registered)	5,370,992	1,284,279
	Deutsche Telekom AG (Registered)	44,650,892	994,768
	Mercedes-Benz Group AG	11,094,578	825,570
	Bayer AG (Registered)	12,975,463	807,657
	BASF SE	12,079,540	692,586
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,849,684	668,120
	Infineon Technologies AG	17,191,568	619,076
	Deutsche Post AG (Registered)	12,770,771	549,867
	Deutsche Boerse AG	2,424,417	433,831
	Bayerische Motoren Werke AG	4,165,792	424,347
	RWE AG	8,312,080	370,045
	Volkswagen AG Preference Shares	2,628,567	364,558
	Deutsche Bank AG (Registered)	26,729,913	356,730
	adidas AG	2,214,158	356,515
	Merck KGaA	1,706,382	356,170
	E.ON SE	29,222,679	318,612
	Vonovia SE	9,344,612	263,966
[2]	Siemens Healthineers AG	3,655,129	196,020
*	Daimler Truck Holding AG	5,543,472	186,281
	Symrise AG Class A	1,721,815	183,045
	MTU Aero Engines AG	705,742	176,374
	Hannover Rueck SE	793,007	161,035
	Beiersdorf AG	1,314,623	159,829
	Henkel AG & Co. KGaA Preference Shares	2,213,710	157,838
*	Commerzbank AG	13,730,641	156,961
	Fresenius SE & Co. KGaA	5,383,798	156,027
	Brenntag SE	2,042,312	152,455
*,2	Delivery Hero SE	2,462,867	148,897
	Sartorius AG Preference Shares	326,943	146,605
*	QIAGEN NV	2,915,577	142,231
*,2	Zalando SE	2,917,428	136,054
	Rheinmetall AG	571,978	133,647
	HeidelbergCement AG	1,913,022	131,267
[1]	Siemens Energy AG	5,661,224	118,369
[2]	Covestro AG	2,339,047	107,700
	Fresenius Medical Care AG & Co. KGaA	2,682,231	100,730
	Continental AG	1,426,434	100,157
	GEA Group AG	2,153,468	97,164
	Henkel AG & Co. KGaA	1,349,643	90,181
	Puma SE	1,318,447	90,035
*	Deutsche Lufthansa AG (Registered)	7,900,037	83,699
	LEG Immobilien SE	979,590	76,579
	Bayerische Motoren Werke AG Preference Shares	796,004	75,412
	Volkswagen AG	400,163	70,045
	Carl Zeiss Meditec AG	483,310	69,750
	K+S AG (Registered)	2,529,294	60,542
[2]	Scout24 SE	1,000,611	58,254
	Knorr-Bremse AG	874,418	57,474
	LANXESS AG	1,143,870	57,090
	Evonik Industries AG	2,521,680	56,053
*	CTS Eventim AG & Co. KGaA	775,400	54,430
*	HelloFresh SE	2,134,408	51,890
*	thyssenkrupp AG	6,509,442	51,137
[1]	HUGO BOSS AG	745,319	50,615

		Shares	Market Value ($000)
[1]	Aurubis AG	460,606	48,712
	Bechtle AG	1,079,950	45,510
*,1	Vantage Towers AG	1,225,502	42,900
	FUCHS PETROLUB SE Preference Shares	1,056,110	42,133
	AIXTRON SE	1,401,917	41,771
	KION Group AG	1,035,602	41,700
	Rational AG	62,911	41,382
*	Evotec SE	2,086,139	41,020
	Freenet AG	1,574,623	38,278
	Nemetschek SE	714,333	38,191
	Telefonica Deutschland Holding AG	11,827,425	34,836
	Talanx AG	701,058	34,682
	United Internet AG (Registered)	1,424,286	33,067
[1]	Gerresheimer AG	416,550	30,806
[2]	Befesa SA	529,747	30,387
	Wacker Chemie AG	199,148	30,099
[1]	Encavis AG	1,449,917	28,093
[1]	Sixt SE	216,655	26,937
*	Fraport AG Frankfurt Airport Services Worldwide	471,470	26,832
*,2	TeamViewer AG	1,849,059	26,047
[1]	Aroundtown SA	9,127,643	25,413
	Hella GmbH & Co. KGaA	300,682	25,310
*	Nordex SE	1,654,971	25,150
[1]	RTL Group SA	513,283	24,905
	Duerr AG	649,190	24,769
*	Aareal Bank AG (XETRA)	693,839	24,429
	ProSiebenSat.1 Media SE	2,227,984	22,915
	Siltronic AG	271,729	22,653
	Stabilus SE	323,431	22,309
	Krones AG	190,947	22,296
	Salzgitter AG	501,937	20,485
	Hensoldt AG	695,411	20,162
	Jenoptik AG	647,253	20,115
[1]	PNE AG	1,019,717	18,319
[1]	Software AG	644,436	17,961
	Stroeer SE & Co. KGaA	325,839	17,866
	HOCHTIEF AG	276,530	17,532
	TAG Immobilien AG	2,009,442	17,208
*	METRO AG	1,715,917	16,908
*	Vitesco Technologies Group AG	238,725	16,547
	VERBIO Vereinigte BioEnergie AG	261,848	16,507
	Suedzucker AG	1,013,412	16,441
[2]	DWS Group GmbH & Co. KGaA	449,627	16,173
	Deutsche Wohnen SE	651,381	15,385
	CANCOM SE	444,546	15,325
	CompuGroup Medical SE & Co. KGaA	320,712	15,031
[2]	Deutsche Pfandbriefbank AG	1,637,881	14,940
	Pfeiffer Vacuum Technology AG	77,526	14,156
*,1	Nagarro SE	103,061	14,119
	Grand City Properties SA	1,270,734	13,544
	Bilfinger SE	375,275	12,921
[1]	Kontron AG	626,432	12,730
	Fielmann AG	325,127	12,254
	Traton SE	669,144	11,564
[1]	GRENKE AG	390,453	11,341
	Sixt SE Preference Shares	147,610	11,249
[1]	Synlab AG	1,000,444	10,990
	Eckert & Ziegler Strahlen- und Medizintechnik AG	182,219	10,603

		Shares	Market Value ($000)
	Kloeckner & Co. SE	988,685	10,448
*	SUSE SA	528,229	10,254
	Sartorius AG	27,813	10,240
	GFT Technologies SE	244,948	10,227
*,1,2	Auto1 Group SE	1,224,557	9,921
*	SMA Solar Technology AG	116,740	9,903
	Hornbach Holding AG & Co. KGaA	109,188	9,673
	Atoss Software AG	53,929	9,542
*,1	flatexDEGIRO AG	1,101,896	9,376
	Norma Group SE	430,823	9,274
*,1	MorphoSys AG	458,079	9,203
	Dermapharm Holding SE	220,926	9,170
	FUCHS PETROLUB SE	275,174	9,107
	KWS Saat SE & Co. KGaA	133,374	9,041
	Deutz AG	1,630,203	8,911
	Adesso SE	51,652	8,171
	STRATEC SE	89,199	8,125
	BayWa AG	177,504	8,095
	1&1 AG	571,133	7,972
	Takkt AG	469,378	7,258
	Indus Holding AG	272,664	7,209
	PATRIZIA SE	577,705	7,154
*,1	Hypoport SE	52,486	7,150
	Deutsche Beteiligungs AG	216,973	6,991
	DIC Asset AG	720,277	6,923
*,1,2	Shop Apotheke Europe NV	95,686	6,899
	Wacker Neuson SE	339,377	6,717
	New Work SE	36,259	6,650
	Energiekontor AG	77,433	6,644
	Draegerwerk AG & Co. KGaA Preference Shares	147,518	6,604
	Hamburger Hafen und Logistik AG	441,743	6,239
*,1	SGL Carbon SE	715,216	6,198
	Vossloh AG	140,224	6,179
[1]	CECONOMY AG	2,378,410	5,833
[1]	Varta AG	188,764	5,747
	Washtec AG	152,827	5,742
[1]	Basler AG	138,825	5,139
[2]	Instone Real Estate Group SE	452,549	4,618
	Wuestenrot & Wuerttembergische AG	249,964	4,564
	Secunet Security Networks AG	17,091	4,054
[1]	Deutsche EuroShop AG	155,976	3,685
	ElringKlinger AG	416,451	3,625
	Bertrandt AG	65,878	3,221
	CropEnergies AG	234,221	3,050
*,1	Aareal Bank AG	75,072	2,677
*,1	About You Holding SE	383,877	2,523
*	ADVA Optical Networking SE	94,420	2,310
	Draegerwerk AG & Co. KGaA	46,714	1,885
*,1,2	ADLER Group SA	1,084,397	1,647
*	Global Fashion Group SA	1,014,354	1,295
			18,803,923
Greece (0.1%)
*	Eurobank Ergasias Services & Holdings SA	33,117,211	44,936
*	Alpha Services & Holdings SA	27,851,802	37,948
	OPAP SA	2,393,557	35,941
	Mytilineos SA	1,320,527	34,162
*	National Bank of Greece SA	7,061,669	33,576
	Hellenic Telecommunications Organization SA	2,126,164	33,517

		Shares	Market Value ($000)
	JUMBO SA	1,460,647	26,230
*	Public Power Corp. SA	2,833,349	22,573
	Motor Oil Hellas Corinth Refineries SA	715,316	17,481
*	Piraeus Financial Holdings SA	7,484,367	15,501
	Terna Energy SA	681,144	14,849
	Hellenic Telecommunications Organization SA ADR	1,384,302	11,282
*	GEK Terna Holding Real Estate Construction SA	720,526	9,785
	Helleniq Energy Holdings SA	690,268	5,827
*	LAMDA Development SA	812,491	5,557
	Athens Water Supply & Sewage Co. SA	663,790	5,060
	Sarantis SA	449,469	3,762
	Viohalco SA	702,794	3,585
	Autohellas Tourist & Trading SA	308,930	3,466
	Holding Co. ADMIE IPTO SA	1,552,263	3,360
*	Ellaktor SA	1,440,303	3,285
	Fourlis Holdings SA	786,629	3,113
	Hellenic Exchanges - Athens Stock Exchange SA	690,883	2,867
*	Aegean Airlines SA	332,071	2,356
	Quest Holdings SA	377,458	2,165
*,3	FF Group	554,339	—
			382,184
Hong Kong (1.9%)
	AIA Group Ltd.	157,629,294	1,782,417
	Hong Kong Exchanges & Clearing Ltd.	16,743,183	753,068
	Sun Hung Kai Properties Ltd.	18,751,109	265,921
	CK Hutchison Holdings Ltd.	35,244,760	224,296
	Techtronic Industries Co. Ltd.	17,307,441	223,124
	Link REIT	27,864,977	223,041
	Galaxy Entertainment Group Ltd.	28,447,625	198,032
	BOC Hong Kong Holdings Ltd.	47,347,400	165,474
	CK Asset Holdings Ltd.	25,777,667	164,810
	CLP Holdings Ltd.	21,673,811	161,035
	Hang Seng Bank Ltd.	9,560,251	159,209
	Hong Kong & China Gas Co. Ltd.	143,389,177	143,966
	Jardine Matheson Holdings Ltd.	2,604,240	138,430
*	Sands China Ltd.	31,729,471	118,988
	Wharf Real Estate Investment Co. Ltd.	20,438,906	117,006
	Power Assets Holdings Ltd.	18,065,421	102,217
	MTR Corp. Ltd.	18,971,914	101,528
	Lenovo Group Ltd.	98,694,297	79,160
	Hongkong Land Holdings Ltd.	14,698,304	71,857
[2]	Budweiser Brewing Co. APAC Ltd.	22,360,656	70,555
	Swire Pacific Ltd. Class A	7,273,532	66,654
[2]	WH Group Ltd.	103,349,579	63,649
	Henderson Land Development Co. Ltd.	17,186,942	63,489
	Sino Land Co. Ltd.	47,808,963	62,127
	Xinyi Glass Holdings Ltd.	27,160,865	57,829
	New World Development Co. Ltd.	18,647,422	55,735
[2]	ESR Group Ltd.	26,809,051	53,674
*,2	Samsonite International SA	17,177,161	51,171
	Chow Tai Fook Jewellery Group Ltd.	23,134,914	49,524
	Hang Lung Properties Ltd.	24,060,667	45,367
	PRADA SpA	6,788,678	43,411
	CK Infrastructure Holdings Ltd.	7,800,676	43,399
	Swire Properties Ltd.	13,923,750	39,133
	Want Want China Holdings Ltd.	57,064,511	37,166
	SITC International Holdings Co. Ltd.	15,647,448	34,183
	ASMPT Ltd.	4,106,582	33,919

		Shares	Market Value ($000)
	Wharf Holdings Ltd.	12,631,707	32,907
	Orient Overseas International Ltd.	1,739,669	28,918
	PCCW Ltd.	55,483,742	27,263
	Hysan Development Co. Ltd.	8,049,995	27,084
*,1	AAC Technologies Holdings Inc.	9,025,292	24,051
	Man Wah Holdings Ltd.	20,177,593	23,328
[2]	BOC Aviation Ltd.	2,768,436	23,055
[1]	Vitasoy International Holdings Ltd.	10,688,026	22,706
*,1	Wynn Macau Ltd.	19,359,319	22,157
	Pacific Basin Shipping Ltd.	62,373,523	22,011
	Kerry Properties Ltd.	8,016,913	20,326
	Hang Lung Group Ltd.	10,977,649	20,258
[2]	JS Global Lifestyle Co. Ltd.	16,182,751	19,569
*	NagaCorp Ltd.	19,561,368	17,882
*	SJM Holdings Ltd.	31,077,253	17,624
	NWS Holdings Ltd.	18,632,126	17,559
	L'Occitane International SA	6,045,727	16,821
	Bank of East Asia Ltd.	12,857,159	16,516
	Fortune REIT	18,612,671	16,108
	Luk Fook Holdings International Ltd.	4,413,475	15,306
	Yue Yuen Industrial Holdings Ltd.	9,249,408	15,173
	VTech Holdings Ltd.	2,055,322	13,587
*	Melco International Development Ltd.	10,234,822	13,320
*,1	Cathay Pacific Airways Ltd.	13,210,987	13,166
	DFI Retail Group Holdings Ltd.	3,960,634	12,674
*,1	MGM China Holdings Ltd.	9,772,606	12,347
*	Shangri-La Asia Ltd.	13,676,647	11,941
	Champion REIT	25,978,197	11,517
*,1	Vobile Group Ltd.	19,320,636	11,084
*	MMG Ltd.	32,502,098	10,537
	First Pacific Co. Ltd.	28,799,977	10,044
	United Energy Group Ltd.	99,617,817	9,797
*	Theme International Holdings Ltd.	61,400,416	8,005
*,1	Cowell e Holdings Inc.	3,985,833	7,833
	Nexteer Automotive Group Ltd.	10,707,741	7,789
	HKBN Ltd.	10,307,077	7,254
	Cafe de Coral Holdings Ltd.	4,089,439	7,159
	Kerry Logistics Network Ltd.	3,555,896	6,944
*	China Travel International Investment Hong Kong Ltd.	31,499,626	6,726
	Jinchuan Group International Resources Co. Ltd.	64,295,080	6,338
*,2	Hua Medicine	10,947,706	6,314
[1]	Huabao International Holdings Ltd.	12,292,468	6,288
	CITIC Telecom International Holdings Ltd.	16,692,157	5,946
	Stella International Holdings Ltd.	5,896,803	5,946
*,2	Sirnaomics Ltd.	917,448	5,941
	K Wah International Holdings Ltd.	15,947,282	5,936
	Sunlight REIT	13,312,138	5,895
	Johnson Electric Holdings Ltd.	4,278,648	5,877
[1]	LK Technology Holdings Ltd.	4,820,105	5,622
	EC Healthcare	4,654,000	5,585
	Dah Sing Financial Holdings Ltd.	2,073,666	5,496
	Dah Sing Banking Group Ltd.	6,759,047	5,465
	VSTECS Holdings Ltd.	8,476,627	5,304
*,1	Realord Group Holdings Ltd.	4,692,715	5,291
	Hong Kong Technology Venture Co. Ltd.	7,040,377	5,034
	Value Partners Group Ltd.	11,895,030	4,850
	Chow Sang Sang Holdings International Ltd.	3,181,782	4,849
	United Laboratories International Holdings Ltd.	6,843,797	4,531

		Shares	Market Value ($000)
	SUNeVision Holdings Ltd.	7,777,064	4,510
*,1	Haitong International Securities Group Ltd.	39,151,812	4,506
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,871,282	4,375
[1]	Powerlong Real Estate Holdings Ltd.	18,547,942	4,138
*,1,2	Everest Medicines Ltd.	1,280,612	4,092
*	IGG Inc.	10,638,256	4,001
*,1,2	Jacobio Pharmaceuticals Group Co. Ltd.	4,861,500	3,979
	Prosperity REIT	13,248,997	3,855
	Far East Consortium International Ltd.	14,342,103	3,755
*	Esprit Holdings Ltd.	35,029,219	3,718
*,2	FIT Hon Teng Ltd.	12,913,576	3,716
*	Shun Tak Holdings Ltd.	17,080,391	3,695
*,1,2	Fosun Tourism Group	2,557,200	3,689
	Guotai Junan International Holdings Ltd.	35,707,952	3,563
	Truly International Holdings Ltd.	20,429,268	3,559
*,1	C-Mer Eye Care Holdings Ltd.	5,558,736	3,480
	Texhong Textile Group Ltd.	3,745,066	3,421
[1]	Giordano International Ltd.	12,942,259	3,400
*,2	Frontage Holdings Corp.	8,368,225	2,975
	SmarTone Telecommunications Holdings Ltd.	4,308,637	2,900
	Sun Hung Kai & Co. Ltd.	6,633,047	2,835
	Hutchison Telecommunications Hong Kong Holdings Ltd.	15,952,764	2,766
[1]	Vesync Co. Ltd.	5,000,000	2,719
*	Super Hi International Holding Ltd.	1,407,331	2,696
*	Sa Sa International Holdings Ltd.	10,322,275	2,690
	Asia Cement China Holdings Corp.	5,377,727	2,533
*,1,2	Antengene Corp. Ltd.	3,627,000	2,391
*	OCI International Holdings Ltd.	12,072,453	2,153
[1,2]	Crystal International Group Ltd.	6,741,685	2,146
	Swire Pacific Ltd. Class B	1,418,944	1,962
	Dynam Japan Holdings Co. Ltd.	2,655,102	1,936
[1]	Powerlong Commercial Management Holdings Ltd.	2,325,239	1,930
*,1	Apollo Future Mobility Group Ltd.	73,014,499	1,905
	CITIC Resources Holdings Ltd.	27,142,497	1,717
*	Chinese Estates Holdings Ltd.	5,397,442	1,711
	Singamas Container Holdings Ltd.	18,140,193	1,693
*,1,2	JW Cayman Therapeutics Co. Ltd.	2,420,493	1,643
*,1	Television Broadcasts Ltd.	3,173,406	1,581
[1,2]	IMAX China Holding Inc.	982,818	1,315
	CMBC Capital Holdings Ltd.	5,676,723	1,212
	Texwinca Holdings Ltd.	6,879,365	1,194
*,1	Digital Domain Holdings Ltd.	27,376,724	910
*,1	Glory Sun Financial Group Ltd.	16,752,782	869
*,1,2	VPower Group International Holdings Ltd.	9,529,000	591
*	Convoy Global Holdings Ltd.	147,589,460	41
*,1,3	Superb Summit International Group Ltd.	32,112,957	—
*,3	China Longevity Group Co. Ltd.	1,027,000	—
*,3	Tech Pro Technology Development Ltd.	87,171,600	—
*,3	SMI Holdings Group Ltd.	17,016,452	—
*,3	BRIGHTOIL	25,187,768	—
*,3	MH Development Ltd.	5,979,097	—
*,3	Agritrade Resources Ltd.	42,522,625	—
			6,919,884
Hungary (0.0%)
	OTP Bank Nyrt.	3,058,382	92,154
	Richter Gedeon Nyrt.	1,863,018	42,070
	MOL Hungarian Oil & Gas plc	4,779,699	35,719

		Shares	Market Value ($000)
	Magyar Telekom Telecommunications plc	4,035,270	4,287
*	Opus Global Nyrt.	2,634,191	936
			175,166
Iceland (0.0%)
	Marel HF	4,942,087	18,739
[2]	Arion Banki HF	10,745,583	11,463
	Islandsbanki HF	10,044,775	8,383
*	Kvika banki hf	47,832,205	6,396
	Hagar hf	12,831,173	5,931
	Reitir fasteignafelag hf	6,975,012	4,240
	Eimskipafelag Islands hf	1,019,031	4,057
	Festi hf	2,742,756	3,439
	Sjova-Almennar Tryggingar hf	12,798,273	3,102
	Vatryggingafelag Islands Hf	21,347,759	2,795
*	Icelandair Group HF	179,720,876	2,533
	Siminn HF	30,987,466	2,334
*	Origo HF	591,903	424
			73,836
India (4.0%)
	Reliance Industries Ltd.	44,366,167	1,279,849
	Infosys Ltd.	46,888,517	883,159
	Housing Development Finance Corp. Ltd.	23,143,427	745,043
	Tata Consultancy Services Ltd.	13,469,343	555,929
	Hindustan Unilever Ltd.	11,712,785	369,543
	Axis Bank Ltd.	30,007,958	320,717
	Bharti Airtel Ltd. (XNSE)	31,168,289	293,690
	Larsen & Toubro Ltd.	9,092,525	236,700
	Bajaj Finance Ltd.	3,113,579	225,076
	ICICI Bank Ltd.	20,615,536	210,921
	Mahindra & Mahindra Ltd.	12,149,174	205,364
	Asian Paints Ltd.	5,952,890	198,793
	HCL Technologies Ltd.	14,339,263	197,733
	Maruti Suzuki India Ltd.	1,745,967	190,331
	Sun Pharmaceutical Industries Ltd.	14,349,030	181,679
	ITC Ltd.	38,986,845	168,252
	Titan Co. Ltd.	5,495,541	160,288
	Tata Steel Ltd.	107,602,112	158,470
*	Tata Motors Ltd.	24,410,677	135,946
	Adani Enterprises Ltd.	3,602,354	131,377
	UltraTech Cement Ltd.	1,510,123	131,087
	State Bank of India	18,391,651	124,898
	NTPC Ltd.	58,450,953	122,424
	JSW Steel Ltd.	13,238,868	116,382
	Nestle India Ltd.	474,067	110,291
	Power Grid Corp. of India Ltd.	41,495,153	110,118
	Hindalco Industries Ltd.	18,649,905	107,652
	Tech Mahindra Ltd.	7,986,982	99,730
	Grasim Industries Ltd.	5,065,741	98,714
	Adani Total Gas Ltd.	3,660,115	94,555
[2]	HDFC Life Insurance Co. Ltd.	12,890,132	91,348
	Oil & Natural Gas Corp. Ltd.	48,710,366	86,795
*,2	Avenue Supermarts Ltd.	1,963,003	84,314
	Cipla Ltd.	6,750,511	84,150
	Britannia Industries Ltd.	1,572,238	83,093
	Bajaj Finserv Ltd.	5,035,032	83,023
[2]	SBI Life Insurance Co. Ltd.	5,559,023	82,988
	Adani Ports & Special Economic Zone Ltd.	10,617,011	79,749

		Shares	Market Value ($000)
*	Adani Green Energy Ltd.	5,246,460	78,860
	Dr Reddy's Laboratories Ltd.	1,389,970	73,716
	Eicher Motors Ltd.	1,834,112	73,321
*	Adani Transmission Ltd.	3,338,726	72,715
	Tata Consumer Products Ltd.	7,983,594	71,288
	Coal India Ltd.	24,987,761	68,975
	Divi's Laboratories Ltd.	1,690,182	68,676
	Apollo Hospitals Enterprise Ltd.	1,309,267	68,324
	Vedanta Ltd.	16,176,703	66,097
	UPL Ltd.	6,992,906	64,859
	Hero MotoCorp Ltd.	1,721,986	58,307
	Tata Power Co. Ltd.	21,883,185	57,178
	Pidilite Industries Ltd.	2,012,503	56,145
	Bharat Petroleum Corp. Ltd.	13,176,588	55,305
	Indian Oil Corp. Ltd.	54,034,987	54,052
[2]	LTIMindtree Ltd.	1,005,669	54,050
*	Godrej Consumer Products Ltd.	4,822,711	53,912
	Wipro Ltd.	10,943,560	53,588
*	Max Healthcare Institute Ltd.	9,764,468	52,846
	Dabur India Ltd.	7,624,448	52,060
	Shree Cement Ltd.	178,712	51,888
	Bharat Electronics Ltd.	43,328,032	50,414
	SRF Ltd.	1,879,955	50,331
	Shriram Finance Ltd.	3,117,038	49,173
	Cholamandalam Investment & Finance Co. Ltd.	5,321,783	46,126
	Havells India Ltd.	3,172,083	45,933
	Info Edge India Ltd.	1,008,266	45,502
	Ambuja Cements Ltd.	9,048,214	44,515
[2]	ICICI Lombard General Insurance Co. Ltd.	3,182,323	44,030
	Siemens Ltd.	1,174,395	42,089
	Bajaj Auto Ltd.	893,942	41,802
	Marico Ltd.	6,829,280	41,631
	Tube Investments of India Ltd.	1,290,681	41,333
	GAIL India Ltd.	34,669,211	40,437
	Indian Hotels Co. Ltd. Class A	10,921,796	40,341
	MRF Ltd.	35,656	39,670
	Varun Beverages Ltd.	2,675,344	37,574
	Jindal Steel & Power Ltd.	5,180,721	37,162
*,2	InterGlobe Aviation Ltd.	1,425,768	37,079
	Page Industries Ltd.	75,647	37,076
	Tata Elxsi Ltd.	451,622	36,830
	Persistent Systems Ltd.	637,041	36,749
	DLF Ltd.	8,201,547	35,841
	Bharat Forge Ltd.	3,341,642	35,792
*	United Spirits Ltd.	3,799,590	35,787
	PI Industries Ltd.	968,710	35,574
	State Bank of India GDR	520,780	35,559
	Trent Ltd.	2,405,476	35,278
*	Adani Power Ltd.	12,778,638	35,087
	Ashok Leyland Ltd.	19,036,382	34,933
*	Yes Bank Ltd.	164,293,949	34,758
*	Zomato Ltd.	56,553,400	34,654
	Hindustan Aeronautics Ltd.	1,102,924	34,516
*	CG Power & Industrial Solutions Ltd.	9,261,661	34,320
	Federal Bank Ltd.	20,587,247	33,972
	SBI Cards & Payment Services Ltd.	3,829,644	33,916
	Mphasis Ltd.	1,318,605	33,647
	TVS Motor Co. Ltd.	2,638,308	33,542

		Shares	Market Value ($000)
*	Max Financial Services Ltd.	3,209,271	32,804
[2]	AU Small Finance Bank Ltd.	4,306,044	32,737
	Embassy Office Parks REIT	8,138,121	32,625
	Crompton Greaves Consumer Electricals Ltd.	8,032,491	32,553
	APL Apollo Tubes Ltd.	2,249,559	31,529
	Cummins India Ltd.	1,788,712	31,485
*,2	Bandhan Bank Ltd.	10,462,718	31,360
	Colgate-Palmolive India Ltd.	1,753,950	31,165
	Indian Railway Catering & Tourism Corp. Ltd.	3,949,253	30,847
	Zee Entertainment Enterprises Ltd. Class B	10,947,164	30,460
	Voltas Ltd.	3,032,471	29,832
	Astral Ltd.	1,179,650	29,683
	Balkrishna Industries Ltd.	1,061,984	28,912
*	IDFC First Bank Ltd.	40,406,341	28,891
	Lupin Ltd.	3,182,067	28,705
	Jubilant Foodworks Ltd.	4,792,837	28,656
[2]	ICICI Prudential Life Insurance Co. Ltd.	5,071,407	28,104
	Bank of Baroda	13,625,238	28,094
	Container Corp. of India Ltd.	3,632,238	27,974
	Wipro Ltd. ADR	5,602,395	27,396
	ACC Ltd.	1,124,072	27,108
	Power Finance Corp. Ltd.	15,444,959	26,770
	Hindustan Petroleum Corp. Ltd.	9,157,697	26,643
	Samvardhana Motherson International Ltd.	28,553,804	26,453
	Supreme Industries Ltd.	852,639	26,400
	Petronet LNG Ltd.	9,768,251	26,003
	Tata Chemicals Ltd.	2,140,020	25,530
	Coforge Ltd.	470,447	25,361
	Bajaj Holdings & Investment Ltd.	351,936	25,352
	REC Ltd.	16,676,004	24,884
	ABB India Ltd.	700,179	24,367
	IIFL Finance Ltd.	3,821,336	24,074
	Indraprastha Gas Ltd.	4,612,140	24,011
	Bosch Ltd.	114,677	23,920
	Torrent Pharmaceuticals Ltd.	1,283,941	23,911
	Dalmia Bharat Ltd.	1,097,256	23,734
	NMDC Ltd.	15,309,783	23,150
	Tata Communications Ltd.	1,515,803	22,928
	Deepak Nitrite Ltd.	988,184	22,775
	Mahindra & Mahindra Financial Services Ltd.	7,874,973	22,490
*	Fortis Healthcare Ltd.	6,430,225	22,165
	Navin Fluorine International Ltd.	455,852	22,029
	Indus Towers Ltd.	11,564,835	21,709
	Berger Paints India Ltd.	3,211,660	21,603
	LIC Housing Finance Ltd.	4,368,360	21,485
	Steel Authority of India Ltd.	19,272,439	21,452
	Polycab India Ltd.	578,857	20,731
[2]	HDFC Asset Management Co. Ltd.	894,246	20,705
	KPIT Technologies Ltd.	2,130,361	19,987
[2]	Laurus Labs Ltd.	4,789,615	19,368
	Rajesh Exports Ltd.	1,806,936	19,355
	Apollo Tyres Ltd.	4,868,339	19,173
	Atul Ltd.	217,599	19,006
[2]	Sona Blw Precision Forgings Ltd.	3,407,712	18,809
	Ipca Laboratories Ltd.	1,801,033	18,728
	IDFC Ltd.	17,593,299	18,507
	Muthoot Finance Ltd.	1,416,837	18,136
*,2	Macrotech Developers Ltd.	1,439,244	18,019

		Shares	Market Value ($000)
	Canara Bank	4,779,541	17,851
	Zydus Lifesciences Ltd.	3,352,527	17,694
	United Breweries Ltd.	905,487	17,634
	Schaeffler India Ltd.	533,752	17,617
	Piramal Enterprises Ltd.	1,671,664	17,613
	Carborundum Universal Ltd.	1,476,644	17,579
	Aurobindo Pharma Ltd.	3,492,053	17,460
	AIA Engineering Ltd.	513,908	17,279
	Biocon Ltd.	5,984,863	17,218
	Sundram Fasteners Ltd.	1,409,084	16,987
*	Godrej Properties Ltd.	1,164,418	16,892
	Aarti Industries Ltd.	2,538,244	16,734
	SKF India Ltd.	306,409	16,474
	Phoenix Mills Ltd.	973,798	16,326
	NHPC Ltd.	30,329,462	16,312
	Bharat Heavy Electricals Ltd.	16,826,747	16,191
	Coromandel International Ltd.	1,455,636	15,961
	Torrent Power Ltd.	2,890,205	15,930
	Gujarat Fluorochemicals Ltd.	465,374	15,863
*	Aditya Birla Fashion & Retail Ltd.	5,002,383	15,746
	Oberoi Realty Ltd.	1,555,803	15,668
	Dixon Technologies India Ltd.	473,840	15,601
*	GMR Airports Infrastructure Ltd.	32,602,676	15,318
	Redington Ltd.	6,741,786	15,315
	Grindwell Norton Ltd.	614,861	15,048
	Bata India Ltd.	800,092	14,989
	Gujarat Gas Ltd.	2,634,168	14,731
	JSW Energy Ltd.	5,035,086	14,716
	Emami Ltd.	2,699,718	14,643
	Radico Khaitan Ltd.	1,059,212	14,633
	JK Cement Ltd.	432,965	14,365
[2]	L&T Technology Services Ltd.	349,529	14,351
	Union Bank of India Ltd.	14,900,616	14,349
*	Tata Motors Ltd. Class A	5,048,673	14,346
	Motherson Sumi Wiring India Ltd.	22,607,821	14,278
	Kajaria Ceramics Ltd.	1,104,084	14,252
	Ramco Cements Ltd.	1,704,412	14,115
	KEI Industries Ltd.	711,600	14,100
	Solar Industries India Ltd.	286,876	14,067
	Honeywell Automation India Ltd.	29,147	13,997
*	PVR Ltd.	663,784	13,799
	Elgi Equipments Ltd.	2,884,331	13,477
	Exide Industries Ltd.	6,071,715	13,461
	UNO Minda Ltd.	2,212,102	13,227
	Computer Age Management Services Ltd.	468,799	13,107
*	Suzlon Energy Ltd.	108,103,348	13,019
	L&T Finance Holdings Ltd.	11,873,697	12,960
	Timken India Ltd.	324,065	12,414
	Oil India Ltd.	4,318,282	12,367
	Hindustan Zinc Ltd.	3,028,243	12,357
	Gujarat State Petronet Ltd.	3,679,743	12,163
	National Aluminium Co. Ltd.	11,796,515	12,106
	Blue Star Ltd.	794,415	11,962
	Alkem Laboratories Ltd.	324,366	11,946
	Cyient Ltd.	1,106,549	11,926
	Thermax Ltd.	502,016	11,831
*	Adani Wilmar Ltd.	2,063,338	11,825
[2]	Dr Lal PathLabs Ltd.	456,645	11,763

		Shares	Market Value ($000)
	Linde India Ltd.	285,995	11,635
	JB Chemicals & Pharmaceuticals Ltd.	456,540	11,406
*,2	RBL Bank Ltd.	5,953,520	11,395
	Oracle Financial Services Software Ltd.	302,584	11,301
	Amara Raja Batteries Ltd.	1,621,129	11,254
*	PB Fintech Ltd.	2,127,225	11,187
	Dr Reddy's Laboratories Ltd. ADR	206,941	11,133
	360 ONE WAM Ltd.	492,850	11,029
	Escorts Kubota Ltd.	430,336	11,019
	IRB Infrastructure Developers Ltd.	3,077,625	10,818
	Great Eastern Shipping Co. Ltd.	1,368,716	10,746
*	Aditya Birla Capital Ltd.	6,057,058	10,495
[2]	Syngene International Ltd.	1,521,569	10,487
*	Devyani International Ltd.	5,521,704	10,456
	Lakshmi Machine Works Ltd.	75,499	10,436
	Manappuram Finance Ltd.	7,302,333	10,308
	Ratnamani Metals & Tubes Ltd.	378,680	10,283
	3M India Ltd.	35,566	10,154
	Poonawalla Fincorp Ltd.	2,764,653	10,101
	Pfizer Ltd.	212,533	10,058
	Indian Bank	2,655,551	9,939
[2]	Indian Energy Exchange Ltd.	5,801,535	9,868
	UTI Asset Management Co. Ltd.	1,078,340	9,835
	Relaxo Footwears Ltd.	969,592	9,739
[2]	Indian Railway Finance Corp. Ltd.	23,929,036	9,693
	Punjab National Bank	14,721,173	9,674
	Sonata Software Ltd.	1,283,638	9,550
	City Union Bank Ltd.	4,858,850	9,445
	Angel One Ltd.	624,622	9,426
	Castrol India Ltd.	6,515,330	9,399
	Glenmark Pharmaceuticals Ltd.	1,982,791	9,315
	Cholamandalam Financial Holdings Ltd.	1,274,238	9,289
*	Vodafone Idea Ltd.	107,346,079	9,276
	Bayer CropScience Ltd.	168,359	9,162
*,2	Aster DM Healthcare Ltd.	3,457,031	8,994
	Kansai Nerolac Paints Ltd.	1,737,255	8,991
	Raymond Ltd.	478,289	8,959
	Asahi India Glass Ltd.	1,431,700	8,911
	Chambal Fertilisers & Chemicals Ltd.	2,285,098	8,770
	EID Parry India Ltd.	1,314,416	8,751
	Brigade Enterprises Ltd.	1,547,083	8,709
	HFCL Ltd.	10,221,609	8,692
	Narayana Hrudayalaya Ltd.	974,376	8,662
	KEC International Ltd.	1,554,242	8,654
	Central Depository Services India Ltd.	669,338	8,560
	GlaxoSmithKline Pharmaceuticals Ltd.	559,064	8,519
	CRISIL Ltd.	220,824	8,507
	Can Fin Homes Ltd.	1,208,006	8,407
	Aegis Logistics Ltd.	1,796,856	8,396
	Aptus Value Housing Finance India Ltd.	2,461,264	8,366
*	Aavas Financiers Ltd.	372,891	8,263
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	1,223,079	8,248
	Hatsun Agro Product Ltd.	739,410	8,081
*	EIH Ltd.	4,040,028	8,066
*	FSN E-Commerce Ventures Ltd.	4,788,090	8,042
*	One 97 Communications Ltd.	1,231,481	8,027
	Finolex Industries Ltd.	3,796,480	8,022
	Suven Pharmaceuticals Ltd.	1,328,882	8,015

		Shares	Market Value ($000)
	VIP Industries Ltd.	930,777	7,966
	Mahanagar Gas Ltd.	735,353	7,954
	Happiest Minds Technologies Ltd.	760,433	7,916
	Vinati Organics Ltd.	349,474	7,842
[2]	Endurance Technologies Ltd.	434,457	7,830
	Sanofi India Ltd.	116,396	7,822
	Natco Pharma Ltd.	1,195,545	7,799
*	Westlife Foodworld Ltd.	857,667	7,717
*	Affle India Ltd.	563,891	7,668
*,2	Lemon Tree Hotels Ltd.	8,071,267	7,575
	NCC Ltd.	6,824,547	7,553
*	CESC Ltd.	8,456,447	7,504
	Birlasoft Ltd.	2,007,680	7,472
	JK Lakshmi Cement Ltd.	823,917	7,434
	Balrampur Chini Mills Ltd.	1,600,953	7,423
	Bajaj Electricals Ltd.	563,414	7,405
	Sumitomo Chemical India Ltd.	1,324,058	7,369
	Prestige Estates Projects Ltd.	1,426,725	7,331
	Mahindra CIE Automotive Ltd.	1,513,347	7,317
	Sun TV Network Ltd.	1,278,863	7,244
*,3	NMDC Ltd.	15,309,783	7,194
	India Cements Ltd.	3,016,978	7,162
	KPR Mill Ltd.	1,104,137	7,153
*	Indiabulls Housing Finance Ltd.	4,630,663	6,991
	Praj Industries Ltd.	1,651,208	6,955
	Karur Vysya Bank Ltd.	5,278,202	6,953
	Finolex Cables Ltd.	1,018,705	6,915
	DCM Shriram Ltd.	649,899	6,876
	Whirlpool of India Ltd.	403,522	6,872
	Vedant Fashions Ltd.	466,558	6,816
	Ajanta Pharma Ltd.	459,248	6,795
	Trident Ltd.	16,017,214	6,775
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	845,078	6,725
*	Shree Renuka Sugars Ltd.	10,506,627	6,681
	Gillette India Ltd.	111,666	6,677
*	Star Health & Allied Insurance Co. Ltd.	1,087,075	6,671
[2]	Brookfield India Real Estate Trust	1,846,362	6,583
[2]	Nippon Life India Asset Management Ltd.	2,154,749	6,567
[2]	Mindspace Business Parks REIT	1,625,857	6,564
	Intellect Design Arena Ltd.	1,206,756	6,511
	Bank of India	6,390,091	6,482
*	Tata Teleservices Maharashtra Ltd.	6,648,539	6,445
	Granules India Ltd.	1,764,275	6,384
*,2	Krishna Institute of Medical Sciences Ltd.	345,190	6,359
	GHCL Ltd.	1,053,822	6,345
	CCL Products India Ltd.	947,065	6,300
	Jubilant Ingrevia Ltd.	1,047,400	6,296
[2]	IndiaMart InterMesh Ltd.	112,681	6,271
	Blue Dart Express Ltd.	81,017	6,261
	Fine Organic Industries Ltd.	101,574	6,219
*,2	Tejas Networks Ltd.	893,052	6,206
*	Delhivery Ltd.	1,659,196	6,135
*	Nuvoco Vistas Corp. Ltd.	1,374,416	6,099
*	Medplus Health Services Ltd.	779,933	6,071
	Century Textiles & Industries Ltd.	703,920	6,058
	eClerx Services Ltd.	340,111	6,053
	Tanla Platforms Ltd.	759,107	6,028
	V-Guard Industries Ltd.	1,982,730	5,993

		Shares	Market Value ($000)
*	Amber Enterprises India Ltd.	253,552	5,938
[2]	Eris Lifesciences Ltd.	791,321	5,913
	Balaji Amines Ltd.	200,676	5,874
	KRBL Ltd.	1,209,006	5,839
	PNC Infratech Ltd.	1,440,545	5,803
*	Godrej Industries Ltd.	1,087,149	5,712
	Alkyl Amines Chemicals	177,066	5,703
	Edelweiss Financial Services Ltd.	6,946,021	5,671
*	CreditAccess Grameen Ltd.	535,013	5,645
[2]	Metropolis Healthcare Ltd.	339,928	5,604
	BSE Ltd.	887,896	5,589
	Rain Industries Ltd.	2,690,479	5,580
*	Indiabulls Real Estate Ltd.	6,193,166	5,491
	Ceat Ltd.	283,699	5,468
	Poly Medicure Ltd.	498,785	5,464
	Firstsource Solutions Ltd.	4,081,663	5,421
*	Vardhman Textiles Ltd.	1,452,622	5,403
*,2	PNB Housing Finance Ltd.	794,055	5,401
	Hitachi Energy India Ltd.	141,871	5,394
	Sterlite Technologies Ltd.	2,405,276	5,364
*	Reliance Power Ltd.	34,063,528	5,328
*	Inox Leisure Ltd.	863,673	5,310
[2]	ICICI Securities Ltd.	872,561	5,272
	TTK Prestige Ltd.	547,124	5,254
	Procter & Gamble Health Ltd.	104,698	5,236
	Clean Science & Technology Ltd.	309,430	5,223
	Orient Electric Ltd.	1,616,293	5,202
	GMM Pfaudler Ltd.	257,999	5,192
*	Sheela Foam Ltd.	342,540	5,132
	KNR Constructions Ltd.	1,679,358	5,075
	Century Plyboards India Ltd.	792,803	5,033
	Mastek Ltd.	249,717	5,017
	Route Mobile Ltd.	328,819	4,967
*	Chemplast Sanmar Ltd.	892,512	4,839
*	Restaurant Brands Asia Ltd.	3,543,012	4,795
	Motilal Oswal Financial Services Ltd.	561,983	4,686
	NIIT Ltd.	1,142,342	4,582
	BASF India Ltd.	153,416	4,578
	Welspun Corp. Ltd.	1,750,857	4,533
	Sobha Ltd.	604,786	4,453
	Jubilant Pharmova Ltd. Class A	1,020,482	4,399
	Zydus Wellnes Ltd.	255,599	4,372
	Multi Commodity Exchange of India Ltd.	234,436	4,351
	Mahindra Lifespace Developers Ltd.	991,904	4,221
	Zensar Technologies Ltd.	1,489,762	4,219
	V-Mart Retail Ltd.	123,073	4,181
*	Saregama India Ltd.	989,203	4,112
	Infibeam Avenues Ltd.	19,597,058	4,110
[2]	New India Assurance Co. Ltd.	2,816,540	4,101
	Bharti Airtel Ltd.	858,665	4,097
	Alembic Pharmaceuticals Ltd.	614,881	4,049
[2]	Godrej Agrovet Ltd.	729,581	4,025
	Akzo Nobel India Ltd.	146,512	4,021
	Birla Corp. Ltd.	360,856	4,005
	Brightcom Group Ltd.	12,943,870	3,976
	Graphite India Ltd.	916,986	3,946
*	Borosil Renewables Ltd.	664,402	3,892
	Polyplex Corp. Ltd.	207,690	3,884

		Shares	Market Value ($000)
[2]	Quess Corp. Ltd.	885,344	3,879
	NBCC India Ltd.	8,520,410	3,830
	JM Financial Ltd.	4,691,469	3,757
	Galaxy Surfactants Ltd.	131,727	3,755
	PTC India Ltd.	3,175,855	3,731
	NOCIL Ltd.	1,444,836	3,698
	Gujarat Pipavav Port Ltd.	3,206,753	3,693
	Karnataka Bank Ltd.	2,100,008	3,679
	EPL Ltd.	1,904,187	3,638
	Gateway Distriparks Ltd.	4,584,188	3,616
	AstraZeneca Pharma India Ltd.	85,138	3,497
	Rallis India Ltd.	1,362,204	3,488
	Bombay Burmah Trading Co.	318,073	3,443
*	Equitas Holdings Ltd.	2,302,850	3,434
*	TeamLease Services Ltd.	121,639	3,428
	Welspun India Ltd.	4,153,707	3,421
	Engineers India Ltd.	3,184,953	3,420
	Vaibhav Global Ltd.	900,779	3,363
	Garware Technical Fibres Ltd.	93,968	3,349
	Avanti Feeds Ltd.	691,349	3,254
[2]	General Insurance Corp. of India	1,325,617	2,989
	DCB Bank Ltd.	2,099,942	2,988
*	Strides Pharma Science Ltd.	796,166	2,880
*	South Indian Bank Ltd.	12,475,405	2,756
*	Hindustan Construction Co. Ltd.	11,537,972	2,709
	Bajaj Consumer Care Ltd.	1,292,011	2,694
*	Alok Industries Ltd.	16,154,565	2,652
	Jindal Saw Ltd.	1,706,647	2,618
	Vakrangee Ltd.	7,877,089	2,609
	HEG Ltd.	200,557	2,551
*	TV18 Broadcast Ltd.	6,026,659	2,505
*	Sun Pharma Advanced Research Co. Ltd.	1,009,226	2,478
	Symphony Ltd.	207,286	2,437
*	Aarti Pharmalabs Ltd.	620,458	2,074
	Care Ratings Ltd.	275,387	2,065
	Kaveri Seed Co. Ltd.	314,312	2,034
*	Dhani Services Ltd.	4,561,963	1,905
*	Mangalore Refinery & Petrochemicals Ltd.	2,571,733	1,819
*	Just Dial Ltd.	233,466	1,808
*	IFCI Ltd.	11,662,080	1,803
[2]	Dilip Buildcon Ltd.	561,231	1,474
*	Wockhardt Ltd.	555,370	1,403
	ZF Commercial Vehicle Control Systems India Ltd.	10,029	1,133
	Craftsman Automation Ltd.	17,174	670
*	Jaiprakash Power Ventures Ltd.	6,459,986	567
*	Jindal Stainless Hisar Ltd.	77,852	440
*,3	Chennai Super Kings Cricket Ltd.	951,110	—
			15,070,786
Indonesia (0.5%)
	Bank Central Asia Tbk. PT	731,702,597	415,248
	Bank Rakyat Indonesia Persero Tbk. PT	917,995,447	281,520
	Bank Mandiri Persero Tbk. PT	289,652,661	193,006
	Telkom Indonesia Persero Tbk. PT	612,732,158	158,350
	Astra International Tbk. PT	267,032,507	107,281
	Bank Negara Indonesia Persero Tbk. PT	97,623,256	59,842
	Sumber Alfaria Trijaya Tbk. PT	252,493,523	47,729
	Charoen Pokphand Indonesia Tbk. PT	96,069,014	37,374
	Kalbe Farma Tbk. PT	247,469,617	34,072

		Shares	Market Value ($000)
	Adaro Energy Indonesia Tbk. PT	167,971,645	33,283
	United Tractors Tbk. PT	19,875,739	32,631
	Elang Mahkota Teknologi Tbk. PT	373,945,163	27,089
	Indofood Sukses Makmur Tbk. PT	58,113,972	26,116
	Unilever Indonesia Tbk. PT	75,029,660	23,355
	Semen Indonesia Persero Tbk. PT	43,820,930	21,707
	Indofood CBP Sukses Makmur Tbk. PT	29,825,135	20,111
	Indah Kiat Pulp & Paper Tbk. PT	34,985,845	19,497
	Sarana Menara Nusantara Tbk. PT	252,372,899	18,902
	Barito Pacific Tbk. PT	332,089,340	18,313
	Aneka Tambang Tbk.	111,377,597	17,258
	Indocement Tunggal Prakarsa Tbk. PT	23,372,529	15,632
	Mitra Keluarga Karyasehat Tbk. PT	74,796,692	14,932
	Medikaloka Hermina Tbk. PT	137,641,202	14,283
	Perusahaan Gas Negara Tbk. PT	137,805,291	14,264
	Dayamitra Telekomunikasi Tbk. PT	305,234,643	13,761
*	Vale Indonesia Tbk. PT	26,485,473	13,208
	Indo Tambangraya Megah Tbk. PT	5,161,038	12,485
	Bukit Asam Tbk. PT	53,228,516	12,101
	Medco Energi Internasional Tbk. PT	126,192,334	11,838
	Ciputra Development Tbk. PT	178,117,184	11,598
	Avia Avian Tbk. PT	235,551,469	10,217
	AKR Corporindo Tbk. PT	108,914,207	9,547
	Gudang Garam Tbk. PT	6,031,036	9,257
	XL Axiata Tbk. PT	58,130,558	8,953
	Pakuwon Jati Tbk. PT	296,535,424	8,870
	Tower Bersama Infrastructure Tbk. PT	59,755,760	8,387
	Japfa Comfeed Indonesia Tbk. PT	92,160,151	8,316
	Pabrik Kertas Tjiwi Kimia Tbk. PT	16,758,345	8,208
	BFI Finance Indonesia Tbk. PT	105,495,472	8,155
*	Mitra Adiperkasa Tbk. PT	92,794,373	8,059
	Matahari Department Store Tbk. PT	26,278,881	7,704
	Mayora Indah Tbk. PT	44,975,898	7,119
*	Bumi Serpong Damai Tbk. PT	112,950,180	7,059
	Hanjaya Mandala Sampoerna Tbk. PT	107,363,724	6,992
	Summarecon Agung Tbk. PT	159,968,963	6,583
	Panin Financial Tbk. PT	212,655,209	6,365
*	MNC Digital Entertainment Tbk. PT	20,924,822	6,326
	Indosat Tbk. PT	14,857,601	6,060
*	Smartfren Telecom Tbk. PT	1,306,203,980	5,941
*	Bank Neo Commerce Tbk. PT	118,743,952	5,896
*	Waskita Karya Persero Tbk. PT	248,206,980	5,642
*	Jasa Marga Persero Tbk. PT	26,483,459	5,590
	Bank Tabungan Negara Persero Tbk. PT	61,022,284	5,551
	Bank Pan Indonesia Tbk. PT	50,280,427	5,302
	Bank BTPN Syariah Tbk. PT	27,029,457	4,622
	Surya Citra Media Tbk. PT	254,928,897	3,853
	Bank Syariah Indonesia Tbk. PT	41,359,023	3,693
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	72,604,500	3,658
*	Lippo Karawaci Tbk. PT	638,099,595	3,495
*	Media Nusantara Citra Tbk. PT	70,948,798	3,297
	Ace Hardware Indonesia Tbk. PT	91,153,321	2,985
	Timah Tbk. PT	34,954,301	2,924
	Astra Agro Lestari Tbk. PT	5,228,592	2,871
*	Bank Bukopin Tbk. PT	347,224,881	2,781
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	37,593,057	2,661
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	27,789,583	2,532
*	Global Mediacom Tbk. PT	97,958,633	1,861

		Shares	Market Value ($000)
*	Adhi Karya Persero Tbk. PT	57,922,032	1,857
*,3	Trada Alam Minera Tbk. PT	537,807,334	1,794
*	Alam Sutera Realty Tbk. PT	163,580,519	1,772
	Bank Danamon Indonesia Tbk. PT	9,524,650	1,685
*	Bank Raya Indonesia Tbk. PT	56,436,433	1,663
*	Wijaya Karya Persero Tbk. PT	35,135,576	1,622
*	PP Persero Tbk. PT	30,610,782	1,424
	Ramayana Lestari Sentosa Tbk. PT	29,933,684	1,420
*	Surya Semesta Internusa Tbk. PT	46,066,856	1,310
*	Krakatau Steel Persero Tbk. PT	47,287,660	997
*	Berlian Laju Tanker Tbk. PT	17,838,700	60
			1,959,722
Ireland (0.2%)
	Kerry Group plc Class A	2,032,374	190,434
	Bank of Ireland Group plc	14,141,101	151,081
	Kingspan Group plc	1,990,904	128,047
	AIB Group plc	15,210,031	63,891
	Glanbia plc	2,372,358	28,950
*	Dalata Hotel Group plc	2,755,991	11,643
	Kingspan Group plc (XLON)	3,955	257
	Glanbia plc (XLON)	8,754	105
*,3	Irish Bank Resolution Corp. Ltd.	698,992	—
			574,408
Israel (0.5%)
	Bank Leumi Le-Israel BM	20,342,954	179,779
*	Nice Ltd.	839,848	173,688
	Bank Hapoalim BM	17,677,984	159,112
*	Teva Pharmaceutical Industries Ltd.	13,210,100	138,852
	Israel Discount Bank Ltd. Class A	16,380,297	83,781
	ICL Group Ltd.	9,537,238	75,722
*	Tower Semiconductor Ltd.	1,445,246	60,795
	Mizrahi Tefahot Bank Ltd.	1,808,696	59,742
	Elbit Systems Ltd.	323,467	54,305
	Bezeq The Israeli Telecommunication Corp. Ltd.	27,013,926	44,768
*	Nova Ltd.	379,990	34,541
	Azrieli Group Ltd.	486,501	31,337
	First International Bank of Israel Ltd.	686,743	27,740
	Mivne Real Estate KD Ltd.	8,630,241	27,691
*	Enlight Renewable Energy Ltd.	1,326,374	27,570
	Shufersal Ltd.	3,523,181	19,770
*	Big Shopping Centers Ltd.	181,575	18,255
	Israel Corp. Ltd.	48,786	18,102
	Phoenix Holdings Ltd.	1,584,055	17,036
*	Perion Network Ltd.	505,424	17,000
	Melisron Ltd.	229,580	16,053
*	Paz Oil Co. Ltd.	124,483	15,518
	Alony Hetz Properties & Investments Ltd.	1,422,916	15,267
*	Airport City Ltd.	918,672	14,552
	Harel Insurance Investments & Financial Services Ltd.	1,489,816	14,412
*	Clal Insurance Enterprises Holdings Ltd.	831,341	14,274
	Strauss Group Ltd.	545,644	13,961
	Amot Investments Ltd.	2,257,343	13,249
	Reit 1 Ltd.	2,509,485	12,438
	Electra Ltd.	22,885	11,728
*	OPC Energy Ltd.	1,118,245	11,613
*	Delek Group Ltd.	104,147	11,308
	Shapir Engineering & Industry Ltd.	1,438,709	10,914

		Shares	Market Value ($000)
	Ashtrom Group Ltd.	493,891	9,352
*	Camtek Ltd.	352,265	9,292
*	Partner Communications Co. Ltd.	1,285,443	9,243
	Sapiens International Corp. NV	412,451	9,234
*	Shikun & Binui Ltd.	3,134,811	9,189
	Energix-Renewable Energies Ltd.	2,759,633	9,136
	FIBI Holdings Ltd.	215,859	9,085
	Matrix IT Ltd.	416,178	8,810
	Hilan Ltd.	178,034	8,675
	Isracard Ltd.	2,539,841	8,562
*	Fattal Holdings 1998 Ltd.	86,922	8,408
	Delek Automotive Systems Ltd.	676,019	8,349
	Fox Wizel Ltd.	89,666	8,110
	Mega Or Holdings Ltd.	269,299	7,477
	Formula Systems 1985 Ltd.	92,694	7,363
	Summit Real Estate Holdings Ltd.	501,922	7,135
	Menora Mivtachim Holdings Ltd.	315,573	6,990
	Maytronics Ltd.	573,026	6,985
	Oil Refineries Ltd.	20,049,872	6,934
	Kenon Holdings Ltd.	216,212	6,738
	One Software Technologies Ltd.	530,663	6,687
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	102,629	6,533
*	Cellcom Israel Ltd.	1,210,500	6,260
	Sella Capital Real Estate Ltd.	2,585,024	6,142
	AudioCodes Ltd.	316,106	6,123
*	Equital Ltd.	218,931	6,123
	Elco Ltd.	122,961	5,723
*	Migdal Insurance & Financial Holdings Ltd.	4,222,609	5,205
	Israel Canada T.R Ltd.	1,837,796	4,850
	Danel Adir Yeoshua Ltd.	62,819	4,830
	Delta Galil Ltd.	117,464	4,630
	Gav-Yam Lands Corp. Ltd.	484,027	3,911
	G City Ltd.	884,110	3,456
*	AFI Properties Ltd.	82,901	2,709
*	Naphtha Israel Petroleum Corp. Ltd.	401,112	2,061
*	Kamada Ltd.	435,067	2,014
	IDI Insurance Co. Ltd.	83,846	2,005
*	Gilat Satellite Networks Ltd.	350,581	1,899
*	Allot Ltd.	443,724	1,670
*	Compugen Ltd.	938,858	809
			1,693,580
Italy (1.6%)
	Enel SpA	102,574,033	603,968
	Intesa Sanpaolo SpA	213,949,149	562,530
	UniCredit SpA	25,095,747	490,148
	Eni SpA	29,583,947	455,245
	Stellantis NV	26,726,594	420,168
	Ferrari NV	1,589,764	397,257
	Assicurazioni Generali SpA	17,916,192	349,747
	CNH Industrial NV	13,032,894	230,570
	Moncler SpA	2,691,161	168,433
	Snam SpA	29,343,462	149,462
	Terna - Rete Elettrica Nazionale	18,601,619	147,173
	FinecoBank Banca Fineco SpA	8,052,725	144,561
	Prysmian SpA	3,478,738	142,064
	Tenaris SA	5,938,954	105,243
	Mediobanca Banca di Credito Finanziario SpA	8,372,505	90,004
	Banco BPM SpA	18,163,522	81,750

		Shares	Market Value ($000)
	Davide Campari-Milano NV	6,582,974	70,616
[2]	Poste Italiane SpA	6,063,447	64,782
*,2	Nexi SpA	7,340,587	64,651
	Recordati Industria Chimica e Farmaceutica SpA	1,280,327	56,089
	Interpump Group SpA	1,055,685	55,054
	Leonardo SpA	5,305,972	54,642
[2]	Infrastrutture Wireless Italiane SpA	4,633,996	50,783
	Amplifon SpA	1,702,737	47,018
*,1	Telecom Italia SpA (Registered)	139,607,854	40,194
	Reply SpA	297,009	38,554
	BPER Banca	13,886,429	38,147
	DiaSorin SpA	291,410	37,936
	Italgas SpA	6,415,615	37,555
	Brunello Cucinelli SpA	442,275	36,837
	Azimut Holding SpA	1,407,831	35,147
[2]	Pirelli & C SpA	6,469,846	32,393
	A2A SpA	20,087,208	30,241
	Unipol Gruppo SpA	5,709,334	29,902
	Hera SpA	10,377,363	29,810
	Banca Mediolanum SpA	3,112,277	29,776
	Banca Generali SpA	731,582	26,989
	Brembo SpA	1,927,028	26,015
	Buzzi Unicem SpA	1,132,285	25,497
	Banca Popolare di Sondrio SPA	5,115,746	25,126
*	Telecom Italia SpA (Bearer)	82,604,710	23,067
[2]	BFF Bank SpA	2,424,335	22,421
	ERG SpA	735,223	22,201
*	Iveco Group NV	2,589,448	21,209
	De' Longhi SpA	902,779	20,840
	Salvatore Ferragamo SpA	924,515	18,347
*,1	Autogrill SpA	2,477,903	18,081
	Iren SpA	8,426,320	15,261
[2]	Technogym SpA	1,701,642	15,093
[1]	UnipolSai Assicurazioni SpA	5,639,881	15,002
*	Banca Monte dei Paschi di Siena SpA	5,481,679	14,642
[2]	Enav SpA	3,154,910	14,525
[2]	Carel Industries SpA	560,924	13,874
[2]	Anima Holding SpA	2,975,500	13,125
*,1	Saras SpA	7,313,439	12,680
	Sesa SpA	92,453	12,581
	Tamburi Investment Partners SpA	1,248,127	10,383
	El.En. SpA	654,454	10,209
	SOL SpA	445,896	9,839
	ACEA SpA	583,992	8,952
	Banca IFIS SpA	528,134	8,845
[1]	Danieli & C Officine Meccaniche SpA Saving Shares	338,495	8,772
	MARR SpA	644,575	8,475
[1]	Maire Tecnimont SpA	2,169,014	8,360
	Credito Emiliano SpA	951,826	8,107
	Sanlorenzo SpA	179,321	7,872
	Piaggio & C SpA	2,050,096	7,745
[2]	doValue SpA	935,789	7,623
[1]	Webuild SpA	4,065,560	7,169
*	Intercos SpA	468,345	6,757
	Tinexta SpA	245,862	6,688
	Zignago Vetro SpA	384,620	6,565
[2]	RAI Way SpA	1,146,442	6,548
	Gruppo MutuiOnline SpA	204,159	6,506

		Shares	Market Value ($000)
*,1	Fincantieri SpA	8,707,959	5,740
*	CIR SpA-Compagnie Industriali	11,515,418	5,560
*,2	GVS SpA	916,749	4,844
	Danieli & C Officine Meccaniche SpA	244,732	4,564
	Italmobiliare SpA	165,976	4,446
*	Tod's SpA	113,426	4,435
	Cementir Holding NV	514,105	4,055
	Tenaris SA ADR	108,647	3,852
	MFE-MediaForEurope NV Class A	8,514,794	3,732
	Immobiliare Grande Distribuzione SIIQ SpA	1,137,184	3,521
	Datalogic SpA	316,314	3,183
	Salcef Group SpA	155,587	3,044
	Arnoldo Mondadori Editore SpA	1,396,755	2,920
	Biesse SpA	175,271	2,825
[1]	MFE-MediaForEurope NV Class B	4,022,499	2,724
	Alerion Cleanpower SpA	76,442	2,612
*,1	Juventus Football Club SpA	7,105,610	2,296
	Rizzoli Corriere Della Sera Mediagroup SpA	1,156,245	896
*,1	Webuild SpA Warrants Exp. 8/2/30	374,482	198
*,3	Gemina SpA	315,232	—
			6,005,888
Japan (14.9%)
	Toyota Motor Corp.	160,102,813	2,351,225
	Sony Group Corp.	16,296,251	1,456,096
	Keyence Corp.	2,570,288	1,183,281
	Mitsubishi UFJ Financial Group Inc.	155,333,516	1,137,800
	Daiichi Sankyo Co. Ltd.	24,800,521	778,908
	Shin-Etsu Chemical Co. Ltd.	5,107,449	752,956
	Sumitomo Mitsui Financial Group Inc.	17,127,393	744,375
	Tokyo Electron Ltd.	1,950,659	681,803
	KDDI Corp.	21,288,933	665,140
	Takeda Pharmaceutical Co. Ltd.	19,934,363	626,684
	Hitachi Ltd.	11,875,148	622,762
	Daikin Industries Ltd.	3,498,245	607,627
	SoftBank Group Corp.	12,772,065	604,656
	Nintendo Co. Ltd.	13,848,394	600,436
	Mitsui & Co. Ltd.	19,935,551	588,153
	Recruit Holdings Co. Ltd.	18,200,159	585,322
	ITOCHU Corp.	17,667,288	571,039
	Honda Motor Co. Ltd.	22,331,207	552,396
	Mitsubishi Corp.	15,632,778	523,479
	Mizuho Financial Group Inc.	33,474,422	522,886
	Tokio Marine Holdings Inc.	24,912,289	521,781
	Hoya Corp.	4,549,135	500,277
	Seven & i Holdings Co. Ltd.	10,150,781	479,248
	Nippon Telegraph & Telephone Corp.	15,172,655	454,960
	FANUC Corp.	2,532,700	447,502
	Murata Manufacturing Co. Ltd.	7,400,415	422,863
	SoftBank Corp.	36,079,604	412,827
	Oriental Land Co. Ltd.	2,473,819	412,188
	Fast Retailing Co. Ltd.	677,336	411,386
	SMC Corp.	742,931	377,343
	Astellas Pharma Inc.	24,132,761	355,237
	Fujitsu Ltd.	2,448,183	348,571
	Nidec Corp.	6,053,218	335,462
	Japan Tobacco Inc.	15,615,933	318,439
	Denso Corp.	5,814,491	314,016
	Olympus Corp.	16,546,501	311,068

		Shares	Market Value ($000)
	Dai-ichi Life Holdings Inc.	12,928,502	303,339
	Komatsu Ltd.	12,081,574	296,898
	Central Japan Railway Co.	2,390,704	291,606
	Canon Inc.	12,747,687	282,901
	Mitsubishi Electric Corp.	25,640,895	282,582
	Bridgestone Corp.	7,400,035	276,267
	ORIX Corp.	15,565,969	273,696
	Shiseido Co. Ltd.	5,124,240	266,338
	Sumitomo Corp.	14,813,652	265,904
	East Japan Railway Co.	4,762,695	265,560
	Panasonic Holdings Corp.	28,138,027	260,934
	Terumo Corp.	8,693,267	253,064
	Marubeni Corp.	20,401,094	250,293
	FUJIFILM Holdings Corp.	4,672,262	247,262
	Japan Post Holdings Co. Ltd.	28,082,989	246,554
	Kao Corp.	6,029,283	243,715
	Mitsui Fudosan Co. Ltd.	11,993,868	224,809
	Nippon Steel Corp.	10,767,950	224,132
	Suzuki Motor Corp.	5,966,631	223,702
	Chugai Pharmaceutical Co. Ltd.	8,576,950	222,358
	Eisai Co. Ltd.	3,486,923	215,736
	Kubota Corp.	14,266,053	214,395
	Asahi Group Holdings Ltd.	6,413,054	211,774
	Kyocera Corp.	4,016,726	208,434
	Ajinomoto Co. Inc.	6,310,387	208,045
	Daiwa House Industry Co. Ltd.	8,457,185	203,100
	Unicharm Corp.	5,119,601	195,291
	Toshiba Corp.	5,563,038	191,072
	Mitsubishi Estate Co. Ltd.	14,848,833	190,854
	MS&AD Insurance Group Holdings Inc.	5,940,810	190,544
[1]	Aeon Co. Ltd.	9,270,891	190,069
	Lasertec Corp.	1,000,617	189,440
	Shimano Inc.	1,011,494	180,385
	Otsuka Holdings Co. Ltd.	5,541,005	177,758
	Sompo Holdings Inc.	4,078,109	175,558
	Advantest Corp.	2,445,576	175,301
	Sumitomo Mitsui Trust Holdings Inc.	4,760,838	173,431
	Bandai Namco Holdings Inc.	2,565,098	171,538
	Shionogi & Co. Ltd.	3,584,788	170,831
	TDK Corp.	4,745,932	169,554
	Sysmex Corp.	2,503,870	166,220
*	Renesas Electronics Corp.	16,029,806	164,884
	Nomura Holdings Inc.	39,605,121	158,057
	Resona Holdings Inc.	28,437,512	157,365
	Kirin Holdings Co. Ltd.	9,888,442	152,378
	M3 Inc.	5,556,683	151,936
	Secom Co. Ltd.	2,544,771	151,607
[1]	Nippon Yusen KK	6,351,681	151,099
	Mitsubishi Heavy Industries Ltd.	3,768,819	147,775
	Obic Co. Ltd.	879,227	140,964
	Omron Corp.	2,425,461	140,339
[1]	Sekisui House Ltd.	7,323,512	138,409
	Inpex Corp.	12,586,594	138,310
	Nomura Research Institute Ltd.	5,637,250	135,337
	ENEOS Holdings Inc.	37,358,496	133,751
	Yaskawa Electric Corp.	3,398,674	132,851
	Subaru Corp.	8,033,953	132,011
	Nitori Holdings Co. Ltd.	984,893	130,356

		Shares	Market Value ($000)
	NTT Data Corp.	8,302,101	128,777
	Toyota Industries Corp.	2,110,023	128,443
	West Japan Railway Co.	3,046,214	127,571
	Sumitomo Realty & Development Co. Ltd.	5,215,519	127,139
	Kikkoman Corp.	2,403,677	127,136
	Nexon Co. Ltd.	5,268,160	127,029
	Sumitomo Metal Mining Co. Ltd.	3,124,296	126,857
	Nitto Denko Corp.	1,935,871	125,130
	NEC Corp.	3,461,356	125,051
	Toyota Tsusho Corp.	2,941,633	124,555
	Asahi Kasei Corp.	16,375,936	124,091
	Toray Industries Inc.	20,049,061	123,182
	Yakult Honsha Co. Ltd.	1,709,808	122,060
	Nippon Paint Holdings Co. Ltd.	13,367,707	122,040
	Ono Pharmaceutical Co. Ltd.	5,534,270	120,086
	Sumitomo Electric Industries Ltd.	9,931,626	119,340
	Tokyo Gas Co. Ltd.	5,488,754	114,933
	Disco Corp.	367,262	110,337
[1]	Mitsui OSK Lines Ltd.	4,391,880	109,001
	Shimadzu Corp.	3,545,928	108,970
	T&D Holdings Inc.	6,700,491	107,250
	Japan Exchange Group Inc.	6,954,371	106,434
	Z Holdings Corp.	34,403,687	100,105
	Chubu Electric Power Co. Inc.	9,230,840	99,426
	Yamaha Motor Co. Ltd.	4,012,602	98,833
	Pan Pacific International Holdings Corp.	5,268,430	97,430
	Mitsubishi Chemical Group Corp.	16,937,391	95,043
	MINEBEA MITSUMI Inc.	5,374,780	93,697
	MISUMI Group Inc.	3,675,477	92,502
	Kansai Electric Power Co. Inc.	9,605,415	92,376
	Nissan Motor Co. Ltd.	25,557,650	91,827
	Hamamatsu Photonics KK	1,686,016	90,084
	AGC Inc.	2,439,876	89,899
	JFE Holdings Inc.	6,791,733	89,553
	Daiwa Securities Group Inc.	18,942,058	89,389
	MEIJI Holdings Co. Ltd.	1,716,471	88,523
	Nippon Building Fund Inc.	20,180	88,194
	Dentsu Group Inc.	2,737,155	88,161
	TIS Inc.	3,029,266	87,350
	Rohm Co. Ltd.	1,086,078	87,029
	SG Holdings Co. Ltd.	5,583,496	86,161
	Isuzu Motors Ltd.	6,806,966	86,076
	Makita Corp.	3,221,935	85,822
	Hankyu Hanshin Holdings Inc.	2,858,518	84,962
	Tokyu Corp.	6,571,810	84,509
	Daito Trust Construction Co. Ltd.	851,117	84,106
	Osaka Gas Co. Ltd.	5,193,891	83,813
	Nissan Chemical Corp.	1,739,238	82,109
	Taisei Corp.	2,362,200	81,548
	Dai Nippon Printing Co. Ltd.	3,425,863	80,883
	MatsukiyoCocokara & Co.	1,615,819	80,604
	Yamaha Corp.	2,002,629	77,870
	Idemitsu Kosan Co. Ltd.	3,095,218	77,383
	Kintetsu Group Holdings Co. Ltd.	2,368,925	77,144
*	Tokyo Electric Power Co. Holdings Inc.	20,530,543	76,883
	Sumitomo Chemical Co. Ltd.	19,994,068	76,750
*	Trend Micro Inc.	1,538,112	76,158
	Yamato Holdings Co. Ltd.	4,336,796	75,881

		Shares	Market Value ($000)
	BayCurrent Consulting Inc.	1,780,760	75,699
	Capcom Co. Ltd.	2,335,412	75,676
	TOTO Ltd.	1,909,696	74,216
	Japan Real Estate Investment Corp.	17,241	73,921
	Kyowa Kirin Co. Ltd.	3,287,946	73,324
	Kajima Corp.	5,754,304	70,670
[1]	Japan Metropolitan Fund Investment Corp.	90,964	70,323
	Daifuku Co. Ltd.	1,277,038	70,318
	Nissin Foods Holdings Co. Ltd.	895,147	69,981
[1]	Nomura Real Estate Master Fund Inc.	59,606	69,707
	Nippon Prologis REIT Inc.	30,589	69,411
	Obayashi Corp.	8,915,795	69,157
	SBI Holdings Inc.	3,186,700	67,556
	Fuji Electric Co. Ltd.	1,656,637	67,057
	Aisin Corp.	2,282,412	66,591
	SUMCO Corp.	4,434,926	65,711
	Kurita Water Industries Ltd.	1,446,408	65,404
	GLP J-REIT	57,378	64,927
[1]	Kawasaki Kisen Kaisha Ltd.	3,097,309	64,675
	Concordia Financial Group Ltd.	14,420,619	63,369
	Tobu Railway Co. Ltd.	2,678,879	62,855
	Sekisui Chemical Co. Ltd.	4,404,719	61,703
[1]	Daiwa House REIT Investment Corp.	28,256	61,478
	Konami Group Corp.	1,243,980	61,171
	Sojitz Corp.	3,070,776	60,882
	Mazda Motor Corp.	7,543,358	60,045
	Chiba Bank Ltd.	7,912,739	59,871
	Lixil Corp.	3,428,726	59,193
	Ricoh Co. Ltd.	7,547,967	58,592
	Toppan Inc.	3,538,448	57,012
	Yokogawa Electric Corp.	3,204,178	56,264
	Kobayashi Pharmaceutical Co. Ltd.	782,201	56,156
	Suntory Beverage & Food Ltd.	1,654,831	55,880
	Ibiden Co. Ltd.	1,426,162	55,662
	Keio Corp.	1,515,706	55,633
	Shizuoka Financial Group Inc.	6,505,380	55,111
	Taiyo Yuden Co. Ltd.	1,613,045	54,788
[1]	Rakuten Group Inc.	10,733,459	54,724
	Hirose Electric Co. Ltd.	419,258	54,581
	Seiko Epson Corp.	3,499,345	54,268
	Mitsui Chemicals Inc.	2,288,151	53,860
	Toho Co. Ltd.	1,454,680	53,726
	Hoshizaki Corp.	1,494,135	53,709
	Asics Corp.	2,255,826	53,690
	Kobe Bussan Co. Ltd.	1,844,062	53,241
	Odakyu Electric Railway Co. Ltd.	4,046,467	53,200
	Keisei Electric Railway Co. Ltd.	1,815,017	52,942
	JSR Corp.	2,310,692	51,991
	Nippon Express Holdings Inc.	895,031	51,941
	CyberAgent Inc.	5,507,717	51,508
	Ebara Corp.	1,210,800	51,410
	IHI Corp.	1,685,460	51,212
	Persol Holdings Co. Ltd.	2,333,680	51,167
	Koito Manufacturing Co. Ltd.	3,018,416	50,915
	NGK Spark Plug Co. Ltd.	2,560,789	50,041
	GMO Payment Gateway Inc.	539,561	49,927
	Isetan Mitsukoshi Holdings Ltd.	4,579,437	49,828
	Toyo Suisan Kaisha Ltd.	1,191,498	49,234

		Shares	Market Value ($000)
	Fukuoka Financial Group Inc.	2,125,622	49,042
	Square Enix Holdings Co. Ltd.	1,024,423	48,446
	Tosoh Corp.	3,694,994	48,343
	Oji Holdings Corp.	11,696,755	48,340
[1]	Orix JREIT Inc.	35,091	48,280
[1]	Japan Post Bank Co. Ltd.	5,373,988	47,747
	Brother Industries Ltd.	3,072,976	47,730
	Rohto Pharmaceutical Co. Ltd.	2,572,244	47,462
	Azbil Corp.	1,668,259	47,042
	NGK Insulators Ltd.	3,391,652	46,945
	MonotaRO Co. Ltd.	3,094,100	46,871
	Kyushu Railway Co.	2,075,590	46,528
	Japan Post Insurance Co. Ltd.	2,547,865	45,454
	Asahi Intecc Co. Ltd.	2,582,208	45,303
	Hulic Co. Ltd.	5,503,932	45,241
	United Urban Investment Corp.	39,578	45,036
*	ANA Holdings Inc.	2,034,093	45,020
	USS Co. Ltd.	2,734,679	44,980
	Bank of Kyoto Ltd.	952,733	44,329
	Otsuka Corp.	1,346,644	44,304
	Kawasaki Heavy Industries Ltd.	1,932,166	44,213
	TechnoPro Holdings Inc.	1,416,661	44,108
	Nabtesco Corp.	1,490,654	43,644
	Mitsubishi HC Capital Inc.	8,474,006	43,253
	Marui Group Co. Ltd.	2,520,096	42,944
	Nisshin Seifun Group Inc.	3,391,792	42,484
	Nagoya Railroad Co. Ltd.	2,559,333	42,318
	Kose Corp.	379,813	41,906
	Advance Residence Investment Corp.	17,139	41,866
	Hikari Tsushin Inc.	287,920	41,097
	Stanley Electric Co. Ltd.	1,901,337	40,919
	Nikon Corp.	4,138,452	40,861
*	Japan Airlines Co. Ltd.	1,926,389	40,854
	Tokyu Fudosan Holdings Corp.	8,039,390	40,794
	Resonac Holdings Corp.	2,380,903	40,691
	Shimizu Corp.	7,057,246	39,561
	Haseko Corp.	3,402,194	39,361
	SCREEN Holdings Co. Ltd.	525,163	39,134
	NH Foods Ltd.	1,297,115	38,942
	Japan Hotel REIT Investment Corp.	59,589	37,761
	NOF Corp.	882,782	37,604
	JGC Holdings Corp.	2,867,427	37,455
	ZOZO Inc.	1,441,934	37,380
	Kuraray Co. Ltd.	4,478,285	37,067
*	Japan Airport Terminal Co. Ltd.	705,994	36,800
	Amada Co. Ltd.	4,084,890	36,694
	Rinnai Corp.	464,738	36,682
	Lion Corp.	3,241,884	35,887
	Santen Pharmaceutical Co. Ltd.	4,588,867	35,774
	Goldwin Inc.	467,198	35,592
	Open House Group Co. Ltd.	940,443	35,577
	Tsuruha Holdings Inc.	481,057	35,419
	Kyushu Electric Power Co. Inc.	6,151,970	35,415
	Nihon M&A Center Holdings Inc.	3,450,635	35,277
	Electric Power Development Co. Ltd.	2,185,100	35,264
	Nippon Shinyaku Co. Ltd.	679,413	34,967
	Keihan Holdings Co. Ltd.	1,299,449	34,962
	Koei Tecmo Holdings Co. Ltd.	1,920,207	34,921

		Shares	Market Value ($000)
	Mebuki Financial Group Inc.	13,393,220	34,887
*,1	Skylark Holdings Co. Ltd.	2,907,756	34,605
	Mitsubishi Gas Chemical Co. Inc.	2,361,087	34,501
	Sumitomo Forestry Co. Ltd.	1,821,820	34,063
	Keikyu Corp.	3,283,329	34,024
	Hakuhodo DY Holdings Inc.	3,128,362	33,809
	THK Co. Ltd.	1,592,008	33,786
	Ryohin Keikaku Co. Ltd.	3,046,133	33,776
	Tohoku Electric Power Co. Inc.	6,235,552	33,538
	Sumitomo Heavy Industries Ltd.	1,504,814	33,463
	Japan Prime Realty Investment Corp.	12,228	33,172
	Hitachi Construction Machinery Co. Ltd.	1,401,780	33,059
	NSK Ltd.	5,877,563	33,058
	Sega Sammy Holdings Inc.	2,087,310	33,052
	Kansai Paint Co. Ltd.	2,346,692	33,049
	Tokyo Tatemono Co. Ltd.	2,643,239	32,770
	Miura Co. Ltd.	1,303,444	32,616
	Nomura Real Estate Holdings Inc.	1,475,176	32,514
	Zensho Holdings Co. Ltd.	1,264,969	32,289
*	Mitsubishi Motors Corp.	8,278,650	31,897
	Iida Group Holdings Co. Ltd.	1,888,304	31,479
	Itochu Techno-Solutions Corp.	1,269,767	31,436
	Nankai Electric Railway Co. Ltd.	1,435,512	31,193
[1]	Aozora Bank Ltd.	1,558,745	31,166
	Nippon Sanso Holdings Corp.	1,906,491	31,097
	Seibu Holdings Inc.	2,736,357	30,695
	Yamada Holdings Co. Ltd.	8,410,978	30,540
[1]	J Front Retailing Co. Ltd.	3,240,306	30,179
	Sekisui House REIT Inc.	54,924	30,025
	Ulvac Inc.	640,424	29,960
	Welcia Holdings Co. Ltd.	1,316,574	29,426
	Food & Life Cos. Ltd.	1,321,914	29,421
	Oracle Corp. Japan	428,522	29,357
	Activia Properties Inc.	9,792	29,324
	NET One Systems Co. Ltd.	1,068,526	28,957
[1]	LaSalle Logiport REIT	23,866	28,916
	Casio Computer Co. Ltd.	2,795,615	28,899
	Tokyo Century Corp.	821,336	28,879
	Nichirei Corp.	1,376,293	28,800
	Air Water Inc.	2,350,253	28,755
[1]	Yokohama Rubber Co. Ltd.	1,746,427	28,692
	Iwatani Corp.	663,298	28,589
*	Park24 Co. Ltd.	1,684,729	28,574
	Mitsubishi Materials Corp.	1,656,532	28,454
	Nifco Inc.	1,094,905	28,420
	Kakaku.com Inc.	1,700,686	28,354
[1]	Hisamitsu Pharmaceutical Co. Inc.	906,494	28,228
[1]	Industrial & Infrastructure Fund Investment Corp.	25,356	28,101
	Sanrio Co. Ltd.	735,705	28,061
[1]	Nippon Accommodations Fund Inc.	6,210	27,873
	Invincible Investment Corp.	64,932	27,692
	Alfresa Holdings Corp.	2,192,282	27,441
	Alps Alpine Co. Ltd.	2,662,115	27,276
[1]	Japan Logistics Fund Inc.	11,920	27,180
	Shimamura Co. Ltd.	288,623	27,105
	COMSYS Holdings Corp.	1,418,776	27,059
	Sanwa Holdings Corp.	2,555,262	27,051
	Cosmo Energy Holdings Co. Ltd.	963,698	27,026

		Shares	Market Value ($000)
	Internet Initiative Japan Inc.	1,436,751	26,962
[1]	Credit Saison Co. Ltd.	2,050,585	26,866
	SCSK Corp.	1,644,596	26,786
	Ito En Ltd.	749,082	26,727
	Fujikura Ltd.	3,504,811	26,641
	Taiheiyo Cement Corp.	1,536,774	26,484
*	SHIFT Inc.	139,818	26,095
	Kamigumi Co. Ltd.	1,254,724	25,667
[1]	Zenkoku Hosho Co. Ltd.	657,057	25,591
	Medipal Holdings Corp.	1,913,970	25,553
	Nihon Kohden Corp.	970,786	25,504
	SHO-BOND Holdings Co. Ltd.	597,395	25,489
	Suzuken Co. Ltd.	966,157	25,447
[1]	AEON REIT Investment Corp.	22,880	25,288
	Hachijuni Bank Ltd.	5,821,987	25,287
	Daicel Corp.	3,424,125	25,264
	Teijin Ltd.	2,447,413	25,131
	Frontier Real Estate Investment Corp.	6,481	24,992
[1]	Mitsui Fudosan Logistics Park Inc.	7,151	24,957
	Lawson Inc.	624,005	24,952
	Taisho Pharmaceutical Holdings Co. Ltd.	592,254	24,914
[1]	Fujitec Co. Ltd.	1,004,419	24,887
	Konica Minolta Inc.	5,913,888	24,784
	Sankyu Inc.	630,299	24,766
[1]	Takashimaya Co. Ltd.	1,756,159	24,536
	Toyo Seikan Group Holdings Ltd.	1,880,820	24,415
	Kagome Co. Ltd.	998,874	24,397
	Sohgo Security Services Co. Ltd.	885,601	24,382
	Sundrug Co. Ltd.	858,560	24,292
[1]	Shinko Electric Industries Co. Ltd.	859,985	24,197
[1]	Mori Hills REIT Investment Corp.	21,290	24,193
	Tokyo Ohka Kogyo Co. Ltd.	487,491	24,027
	Kenedix Office Investment Corp.	10,099	23,991
	Relo Group Inc.	1,405,755	23,822
	Kewpie Corp.	1,367,505	23,809
	Kobe Steel Ltd.	4,398,730	23,698
	EXEO Group Inc.	1,302,230	23,679
	Denka Co. Ltd.	1,140,911	23,668
*	INFRONEER Holdings Inc.	2,961,497	23,640
	Horiba Ltd.	509,100	23,445
[1]	Sharp Corp.	2,795,157	23,234
	Nagase & Co. Ltd.	1,419,236	22,903
[1]	Pigeon Corp.	1,435,495	22,814
	Toho Gas Co. Ltd.	1,158,896	22,728
	Tokai Carbon Co. Ltd.	2,617,936	22,587
	Kadokawa Corp.	1,206,640	22,578
	Cosmos Pharmaceutical Corp.	230,373	22,509
	Daiwa Securities Living Investments Corp.	26,889	22,498
	Sankyo Co. Ltd.	556,258	22,468
	ADEKA Corp.	1,322,116	22,372
	Aeon Mall Co. Ltd.	1,585,939	22,338
	JTEKT Corp.	3,010,766	22,320
	Nippon Gas Co. Ltd.	1,394,518	22,258
	Chugoku Electric Power Co. Inc.	4,012,854	22,061
	BIPROGY Inc.	842,148	22,003
*	Money Forward Inc.	587,938	21,803
	Calbee Inc.	959,051	21,659
	Kaneka Corp.	823,364	21,617

		Shares	Market Value ($000)
	Sumitomo Rubber Industries Ltd.	2,385,863	21,181
	Dowa Holdings Co. Ltd.	604,345	21,100
	Fujitsu General Ltd.	740,039	20,918
	Gunma Bank Ltd.	5,344,958	20,850
[1]	DMG Mori Co. Ltd.	1,364,418	20,840
[1]	Kenedix Residential Next Investment Corp.	13,918	20,744
	DIC Corp.	1,104,610	20,537
	Sapporo Holdings Ltd.	837,948	20,464
[1]	Hulic REIT Inc.	17,095	20,433
	UBE Corp.	1,302,645	20,432
	Nippon Kayaku Co. Ltd.	2,188,558	20,323
	Iyogin Holdings Inc.	3,576,525	20,185
	Hirogin Holdings Inc.	3,847,543	20,063
	Ship Healthcare Holdings Inc.	1,026,488	19,932
[1]	Daiseki Co. Ltd.	591,314	19,927
	Sugi Holdings Co. Ltd.	451,009	19,713
	House Foods Group Inc.	919,891	19,626
	Meitec Corp.	1,043,215	19,625
	Coca-Cola Bottlers Japan Holdings Inc.	1,863,115	19,616
	Rengo Co. Ltd.	2,769,271	19,546
[1]	Comforia Residential REIT Inc.	8,776	19,500
	Mitsui Mining & Smelting Co. Ltd.	731,172	19,479
	Hoshino Resorts REIT Inc.	3,371	19,312
	Ushio Inc.	1,439,592	19,297
	Mitsubishi Logistics Corp.	825,275	19,271
	Yamaguchi Financial Group Inc.	2,785,358	19,265
	Kinden Corp.	1,679,805	19,253
[1]	Nippon Electric Glass Co. Ltd.	1,032,826	19,180
	Mitsubishi Estate Logistics REIT Investment Corp.	5,972	18,772
	Penta-Ocean Construction Co. Ltd.	3,761,119	18,759
[1]	Tokyu REIT Inc.	12,429	18,728
	Fuji Corp.	1,122,226	18,685
	Yamazaki Baking Co. Ltd.	1,596,514	18,679
*	PeptiDream Inc.	1,192,063	18,612
	Mabuchi Motor Co. Ltd.	646,968	18,529
	ABC-Mart Inc.	343,781	18,528
	NTT UD REIT Investment Corp.	18,120	18,480
	Tsumura & Co.	863,976	18,474
	Takara Holdings Inc.	2,270,843	18,453
	Seino Holdings Co. Ltd.	1,845,888	18,435
	Ezaki Glico Co. Ltd.	657,272	18,367
	Fancl Corp.	904,264	18,363
	Zeon Corp.	1,859,431	18,290
	Nishi-Nippon Railroad Co. Ltd.	987,453	18,236
	Topcon Corp.	1,383,292	18,026
	Daiwabo Holdings Co. Ltd.	1,190,883	18,025
	Morinaga Milk Industry Co. Ltd.	486,527	17,998
	Kyushu Financial Group Inc.	4,872,086	17,907
	Nippon Shokubai Co. Ltd.	422,755	17,897
[1]	Bic Camera Inc.	1,894,712	17,894
	K's Holdings Corp.	2,016,064	17,824
	Japan Steel Works Ltd.	834,128	17,770
	GS Yuasa Corp.	998,674	17,476
	Fuyo General Lease Co. Ltd.	254,043	17,460
	Daido Steel Co. Ltd.	461,729	17,458
	SMS Co. Ltd.	663,390	17,450
	Seven Bank Ltd.	8,471,493	17,409
	Maruichi Steel Tube Ltd.	801,856	17,266

		Shares	Market Value ($000)
	Rakus Co. Ltd.	1,253,691	17,181
	Sotetsu Holdings Inc.	1,001,748	17,126
	Tokyo Seimitsu Co. Ltd.	494,739	17,034
	Toda Corp.	3,112,957	16,980
	Daiwa Office Investment Corp.	3,588	16,896
	Anritsu Corp.	1,756,371	16,825
[1]	JAFCO Group Co. Ltd.	940,189	16,778
	Yamato Kogyo Co. Ltd.	442,425	16,769
	Aica Kogyo Co. Ltd.	691,960	16,734
	Macnica Holdings Inc.	629,008	16,717
	NSD Co. Ltd.	929,385	16,697
	Pilot Corp.	464,313	16,572
	77 Bank Ltd.	926,216	16,542
	Amano Corp.	896,782	16,408
	Jeol Ltd.	558,142	16,389
	FP Corp.	602,600	16,375
	Kotobuki Spirits Co. Ltd.	248,823	16,344
	Toyoda Gosei Co. Ltd.	980,103	16,274
	DeNA Co. Ltd.	1,158,735	16,248
	Daiichikosho Co. Ltd.	522,189	16,237
	Fuji Soft Inc.	271,277	16,192
	Toyo Tire Corp.	1,340,505	16,037
	Sawai Group Holdings Co. Ltd.	515,707	15,956
	Furukawa Electric Co. Ltd.	821,980	15,953
	Chugin Financial Group Inc.	2,190,279	15,938
	OKUMA Corp.	393,026	15,931
	Nishi-Nippon Financial Holdings Inc.	1,909,672	15,895
[1]	Mitsui High-Tec Inc.	301,141	15,880
	Citizen Watch Co. Ltd.	3,337,346	15,878
	Katitas Co. Ltd.	647,554	15,878
	Japan Excellent Inc.	16,626	15,866
	TS Tech Co. Ltd.	1,272,186	15,847
	Hanwa Co. Ltd.	495,770	15,786
	OSG Corp.	1,002,145	15,729
	Resorttrust Inc.	860,036	15,715
[1]	AEON Financial Service Co. Ltd.	1,548,605	15,697
	Kureha Corp.	240,285	15,694
	Ain Holdings Inc.	358,870	15,517
	Sumitomo Pharma Co. Ltd.	2,192,607	15,416
[1]	Yoshinoya Holdings Co. Ltd.	839,220	15,389
	Digital Garage Inc.	428,328	15,309
	Kokuyo Co. Ltd.	1,071,433	15,278
*	Hino Motors Ltd.	3,571,376	15,277
[1]	Mori Trust Sogo REIT Inc.	13,334	15,047
	NIPPON REIT Investment Corp.	5,882	14,978
	Yaoko Co. Ltd.	286,600	14,962
	Asahi Holdings Inc.	950,673	14,957
	SBI Shinsei Bank Ltd.	806,731	14,880
	PALTAC Corp.	410,049	14,847
[1]	Kyoritsu Maintenance Co. Ltd.	324,855	14,837
	Sanken Electric Co. Ltd.	260,970	14,820
	OBIC Business Consultants Co. Ltd.	375,895	14,762
	NHK Spring Co. Ltd.	2,084,811	14,737
	Morinaga & Co. Ltd.	496,972	14,736
	GMO internet group Inc.	747,182	14,704
	H.U. Group Holdings Inc.	692,204	14,692
	Menicon Co. Ltd.	664,772	14,689
	Nichias Corp.	757,585	14,666

		Shares	Market Value ($000)
	As One Corp.	327,037	14,660
	Kenedix Retail REIT Corp.	7,818	14,658
	Hitachi Zosen Corp.	2,202,726	14,586
	Heiwa Real Estate REIT Inc.	12,455	14,485
	Nissui Corp.	3,466,695	14,405
	Canon Marketing Japan Inc.	605,594	14,374
	Toagosei Co. Ltd.	1,583,886	14,374
	NOK Corp.	1,512,057	14,360
	Hazama Ando Corp.	2,153,661	14,288
	Sumitomo Bakelite Co. Ltd.	436,457	14,222
	Benesse Holdings Inc.	926,229	14,167
	Japan Material Co. Ltd.	753,890	14,140
	Mizuho Leasing Co. Ltd.	532,262	14,121
	Inaba Denki Sangyo Co. Ltd.	649,579	14,113
	Tokuyama Corp.	961,943	14,073
[1]	Pola Orbis Holdings Inc.	972,093	14,025
	Descente Ltd.	504,732	13,982
	Daishi Hokuetsu Financial Group Inc.	573,692	13,687
	Maruwa Co. Ltd.	106,593	13,626
	Kanematsu Corp.	1,106,961	13,536
	MIRAIT ONE Corp.	1,103,964	13,463
	Kyudenko Corp.	519,011	13,453
	Nippon Steel Trading Corp.	186,522	13,299
[1]	Sakata Seed Corp.	414,973	13,258
	Fujimi Inc.	261,026	13,238
	JMDC Inc.	397,689	13,143
	DTS Corp.	535,173	13,126
	Benefit One Inc.	794,719	13,117
	Dexerials Corp.	613,076	13,105
	Wacoal Holdings Corp.	695,229	13,071
	Nikkon Holdings Co. Ltd.	676,076	13,017
	Japan Elevator Service Holdings Co. Ltd.	921,204	13,005
[1]	Colowide Co. Ltd.	915,557	12,969
	Acom Co. Ltd.	5,202,231	12,968
	Hokuhoku Financial Group Inc.	1,634,815	12,948
	Duskin Co. Ltd.	551,917	12,899
	Nisshinbo Holdings Inc.	1,723,970	12,887
	Shiga Bank Ltd.	619,032	12,885
*	Sansan Inc.	1,026,393	12,801
	Sangetsu Corp.	719,988	12,652
	Japan Petroleum Exploration Co. Ltd.	386,711	12,536
	Kaken Pharmaceutical Co. Ltd.	430,660	12,500
	Heiwa Corp.	682,780	12,388
	Heiwa Real Estate Co. Ltd.	429,991	12,302
	CKD Corp.	789,416	12,226
	Toridoll Holdings Corp.	563,288	12,219
	Nipro Corp.	1,510,411	12,125
	Shoei Co. Ltd.	311,576	11,997
	San-In Godo Bank Ltd.	1,922,643	11,959
	Shikoku Electric Power Co. Inc.	2,062,152	11,923
[1]	Mani Inc.	814,586	11,915
	Toyota Boshoku Corp.	801,936	11,894
	Aiful Corp.	3,909,661	11,821
	NTN Corp.	5,663,603	11,741
	Kusuri no Aoki Holdings Co. Ltd.	207,849	11,711
	NEC Networks & System Integration Corp.	873,803	11,669
	Toei Co. Ltd.	88,020	11,637
	Toho Holdings Co. Ltd.	707,451	11,554

		Shares	Market Value ($000)
[1]	DCM Holdings Co. Ltd.	1,262,982	11,494
	Tomy Co. Ltd.	1,160,731	11,456
	Lintec Corp.	660,243	11,433
	Izumi Co. Ltd.	504,531	11,423
*	Shochiku Co. Ltd.	133,608	11,392
	Glory Ltd.	650,509	11,377
	Systena Corp.	3,543,552	11,375
	Juroku Financial Group Inc.	471,210	11,340
[1]	Fukuoka REIT Corp.	8,799	11,316
	Open Up Group Inc.	764,819	11,281
	Nishimatsu Construction Co. Ltd.	356,258	11,129
	Okumura Corp.	478,038	11,121
	Justsystems Corp.	445,920	11,106
	Tokyo Steel Manufacturing Co. Ltd.	1,017,818	11,074
	Sumitomo Osaka Cement Co. Ltd.	419,498	11,038
	Nippon Soda Co. Ltd.	336,153	10,987
[1]	Joyful Honda Co. Ltd.	762,963	10,961
	Takasago Thermal Engineering Co. Ltd.	753,483	10,927
	H2O Retailing Corp.	1,113,770	10,869
	NS Solutions Corp.	422,256	10,868
	Hokuetsu Corp.	1,687,912	10,866
[1]	EDION Corp.	1,099,622	10,861
	Nextage Co. Ltd.	478,439	10,762
	Tadano Ltd.	1,441,330	10,701
	TKC Corp.	373,901	10,654
	Kiyo Bank Ltd.	835,472	10,620
	Fuji Kyuko Co. Ltd.	301,785	10,602
	Milbon Co. Ltd.	240,415	10,573
	Global One Real Estate Investment Corp.	12,798	10,568
	Senko Group Holdings Co. Ltd.	1,364,621	10,555
	Outsourcing Inc.	1,354,437	10,526
	Ichigo Office REIT Investment Corp.	15,986	10,464
	Taikisha Ltd.	381,095	10,452
	Jaccs Co. Ltd.	322,637	10,408
	Sumitomo Warehouse Co. Ltd.	675,916	10,407
*	RENOVA Inc.	597,955	10,407
	Inabata & Co. Ltd.	535,068	10,386
	Aichi Financial Group Inc.	578,533	10,333
[1]	Seiren Co. Ltd.	561,983	10,321
[1]	Create Restaurants Holdings Inc.	1,342,270	10,251
	Itoham Yonekyu Holdings Inc.	1,859,760	10,211
	KH Neochem Co. Ltd.	474,250	10,108
	Japan Aviation Electronics Industry Ltd.	587,758	10,098
[1]	Takeuchi Manufacturing Co. Ltd.	451,174	9,986
	Information Services International-Dentsu Ltd.	300,587	9,958
	Okamura Corp.	901,073	9,883
	MIXI Inc.	510,346	9,791
	Fukuyama Transporting Co. Ltd.	378,016	9,782
	Tsubakimoto Chain Co.	408,606	9,781
	Makino Milling Machine Co. Ltd.	271,529	9,747
	Paramount Bed Holdings Co. Ltd.	507,186	9,741
	CRE Logistics REIT Inc.	7,157	9,731
	Royal Holdings Co. Ltd.	519,522	9,709
	Fuji Oil Holdings Inc.	610,341	9,679
[1]	Rorze Corp.	125,923	9,679
	Takuma Co. Ltd.	973,715	9,645
	Japan Securities Finance Co. Ltd.	1,063,020	9,638
	TOKAI Holdings Corp.	1,444,019	9,632

		Shares	Market Value ($000)
	Round One Corp.	2,591,666	9,549
	Toyobo Co. Ltd.	1,195,986	9,521
	Hokuriku Electric Power Co.	2,299,519	9,512
	Arcs Co. Ltd.	558,154	9,432
	Nippon Paper Industries Co. Ltd.	1,263,589	9,407
*,1	Atom Corp.	1,529,110	9,354
	Transcosmos Inc.	352,858	9,212
	Hokkoku Financial Holdings Inc.	288,692	9,150
	Nojima Corp.	850,668	9,132
	JCR Pharmaceuticals Co. Ltd.	739,075	9,119
	Kandenko Co. Ltd.	1,354,695	9,105
	Infomart Corp.	2,795,979	9,045
	Wacom Co. Ltd.	1,826,174	9,019
	Star Asia Investment Corp.	22,229	9,018
	Noevir Holdings Co. Ltd.	204,652	9,012
	Organo Corp.	354,444	9,010
	Nippon Light Metal Holdings Co. Ltd.	784,015	8,986
	Toshiba TEC Corp.	311,487	8,864
	Kumagai Gumi Co. Ltd.	430,731	8,852
*,1	HIS Co. Ltd.	539,478	8,840
	Hokkaido Electric Power Co. Inc.	2,389,029	8,838
	Hyakugo Bank Ltd.	2,734,310	8,831
	Mochida Pharmaceutical Co. Ltd.	328,658	8,828
[1]	Funai Soken Holdings Inc.	405,000	8,765
	Autobacs Seven Co. Ltd.	783,408	8,722
*,1	euglena Co. Ltd.	1,128,458	8,718
	Nihon Parkerizing Co. Ltd.	1,179,798	8,711
	Raito Kogyo Co. Ltd.	586,504	8,704
	Maruha Nichiro Corp.	458,227	8,701
	Tokai Tokyo Financial Holdings Inc.	2,979,104	8,683
	Daihen Corp.	265,794	8,673
	Trusco Nakayama Corp.	528,866	8,665
	Iriso Electronics Co. Ltd.	256,938	8,622
	Sanki Engineering Co. Ltd.	713,334	8,565
	eRex Co. Ltd.	462,228	8,556
[1]	Advance Logistics Investment Corp.	7,919	8,518
	Osaka Soda Co. Ltd.	260,316	8,508
	Daio Paper Corp.	1,101,274	8,498
	Create SD Holdings Co. Ltd.	311,589	8,478
	Hosiden Corp.	697,726	8,463
	Kumiai Chemical Industry Co. Ltd.	1,246,856	8,460
	Hankyu Hanshin REIT Inc.	7,605	8,385
	Nanto Bank Ltd.	403,062	8,361
	Monex Group Inc.	2,363,373	8,337
	Kanematsu Electronics Ltd.	173,713	8,296
	Seiko Group Corp.	363,103	8,198
	eGuarantee Inc.	439,084	8,191
	Mitsui-Soko Holdings Co. Ltd.	284,717	8,186
	Ariake Japan Co. Ltd.	242,374	8,175
	Saizeriya Co. Ltd.	329,235	8,161
	Ai Holdings Corp.	482,150	8,145
	Kohnan Shoji Co. Ltd.	315,491	8,128
	Taiyo Holdings Co. Ltd.	440,468	8,126
	Takara Bio Inc.	613,520	8,122
	Idec Corp.	340,847	8,116
	Musashi Seimitsu Industry Co. Ltd.	588,220	8,106
	SOSiLA Logistics REIT Inc.	8,142	8,105
	Nissha Co. Ltd.	537,222	7,993

		Shares	Market Value ($000)
	Riken Keiki Co. Ltd.	223,091	7,958
	ZERIA Pharmaceutical Co. Ltd.	476,655	7,957
	dip Corp.	267,525	7,940
	Nichicon Corp.	806,448	7,922
	Change Inc.	426,689	7,918
[1]	Toho Titanium Co. Ltd.	422,586	7,887
	Iino Kaiun Kaisha Ltd.	1,113,066	7,881
	Kissei Pharmaceutical Co. Ltd.	399,401	7,868
	Yodogawa Steel Works Ltd.	367,759	7,836
	Ichibanya Co. Ltd.	214,717	7,813
	Meidensha Corp.	524,500	7,792
	Suruga Bank Ltd.	2,386,031	7,788
[1]	Tokai Rika Co. Ltd.	668,236	7,757
	Fuji Seal International Inc.	593,914	7,719
	KOMEDA Holdings Co. Ltd.	414,894	7,714
	MOS Food Services Inc.	324,573	7,698
[1]	Base Co. Ltd.	220,888	7,696
	C Uyemura & Co. Ltd.	150,536	7,687
*	Leopalace21 Corp.	3,088,023	7,664
	Nippn Corp.	612,905	7,660
	KYORIN Holdings Inc.	576,908	7,647
	Kaga Electronics Co. Ltd.	229,062	7,630
	North Pacific Bank Ltd.	3,514,157	7,625
	Nomura Co. Ltd.	1,059,087	7,620
	Valor Holdings Co. Ltd.	528,547	7,617
	Megmilk Snow Brand Co. Ltd.	539,040	7,544
	Mirai Corp.	22,329	7,540
	Matsui Securities Co. Ltd.	1,257,897	7,533
	Toyo Ink SC Holdings Co. Ltd.	524,452	7,533
	Tokyo Kiraboshi Financial Group Inc.	331,683	7,499
	Mitsuboshi Belting Ltd.	262,750	7,497
	Zojirushi Corp.	586,199	7,495
	en Japan Inc.	392,747	7,477
	UT Group Co. Ltd.	365,987	7,455
	Max Co. Ltd.	471,867	7,382
	Komeri Co. Ltd.	359,699	7,379
	Ogaki Kyoritsu Bank Ltd.	490,420	7,354
*,1	W-Scope Corp.	655,852	7,354
	Awa Bank Ltd.	435,641	7,332
	Nagawa Co. Ltd.	118,205	7,268
	Nichiha Corp.	338,276	7,260
	Orient Corp.	791,912	7,236
	Nachi-Fujikoshi Corp.	238,726	7,218
	San-A Co. Ltd.	222,900	7,174
	Keiyo Bank Ltd.	1,508,766	7,167
	Totetsu Kogyo Co. Ltd.	346,394	7,160
	Earth Corp.	183,234	7,154
	KYB Corp.	252,163	7,146
	Kato Sangyo Co. Ltd.	256,790	7,136
	Nisshin Oillio Group Ltd.	290,322	7,131
	Starts Corp. Inc.	358,537	7,130
	San-Ai Obbli Co. Ltd.	680,584	7,081
[1]	Nishimatsuya Chain Co. Ltd.	595,301	7,069
	UACJ Corp.	374,675	7,035
	GungHo Online Entertainment Inc.	420,053	7,000
	JCU Corp.	281,128	6,971
[1]	Heiwado Co. Ltd.	416,462	6,960
	Eizo Corp.	248,896	6,957

		Shares	Market Value ($000)
	Musashino Bank Ltd.	396,128	6,952
[1]	Okasan Securities Group Inc.	2,148,221	6,948
	Senshu Ikeda Holdings Inc.	3,513,385	6,931
	Japan Lifeline Co. Ltd.	941,864	6,922
[1]	OSAKA Titanium Technologies Co. Ltd.	243,808	6,918
	T Hasegawa Co. Ltd.	280,224	6,860
	Kanamoto Co. Ltd.	394,136	6,855
	Maeda Kosen Co. Ltd.	264,355	6,841
	Ohsho Food Service Corp.	144,823	6,768
	Fuso Chemical Co. Ltd.	237,829	6,757
	ASKUL Corp.	510,916	6,754
	Shibaura Machine Co. Ltd.	307,522	6,737
*,1	Raksul Inc.	621,958	6,733
[1]	Yuasa Trading Co. Ltd.	235,177	6,701
	Sekisui Jushi Corp.	440,535	6,686
	Simplex Holdings Inc.	377,114	6,625
	Central Glass Co. Ltd.	298,388	6,590
	AZ-COM MARUWA Holdings Inc.	520,779	6,573
	BML Inc.	264,031	6,565
	SKY Perfect JSAT Holdings Inc.	1,694,208	6,540
	Ryosan Co. Ltd.	288,177	6,531
	Nippon Kanzai Co. Ltd.	331,221	6,523
	Cybozu Inc.	319,117	6,474
	Hioki EE Corp.	113,236	6,474
	Tsugami Corp.	584,490	6,471
	Hogy Medical Co. Ltd.	248,475	6,453
	MCJ Co. Ltd.	825,920	6,424
	Prima Meat Packers Ltd.	378,617	6,423
	United Super Markets Holdings Inc.	734,206	6,412
	Financial Partners Group Co. Ltd.	781,420	6,397
	Sumitomo Mitsui Construction Co. Ltd.	1,977,018	6,394
[1]	Snow Peak Inc.	384,478	6,387
	Tocalo Co. Ltd.	666,030	6,380
	Optex Group Co. Ltd.	387,250	6,349
	Nissin Electric Co. Ltd.	609,392	6,318
	Prestige International Inc.	1,126,177	6,282
[1]	Tri Chemical Laboratories Inc.	345,726	6,278
	Future Corp.	481,551	6,271
	Toyo Construction Co. Ltd.	950,628	6,247
	Oki Electric Industry Co. Ltd.	1,103,683	6,234
	Nitto Kogyo Corp.	332,514	6,225
	Nippon Yakin Kogyo Co. Ltd.	179,595	6,223
	Monogatari Corp.	124,205	6,223
	Nikkiso Co. Ltd.	791,892	6,217
	Premium Group Co. Ltd.	503,263	6,211
	Gunze Ltd.	188,559	6,209
	Showa Sangyo Co. Ltd.	316,847	6,181
	Ricoh Leasing Co. Ltd.	206,412	6,167
	Yamazen Corp.	750,418	6,147
	Shizuoka Gas Co. Ltd.	700,373	6,141
	Fuji Co. Ltd.	430,049	6,140
	Star Micronics Co. Ltd.	470,215	6,135
	Japan Wool Textile Co. Ltd.	823,367	6,130
*	Chiyoda Corp.	2,050,883	6,097
	Shinmaywa Industries Ltd.	732,217	6,090
	Procrea Holdings Inc.	338,683	6,063
	Takara Standard Co. Ltd.	554,628	6,053
	SAMTY Co. Ltd.	382,495	6,041

		Shares	Market Value ($000)
[1]	Adastria Co. Ltd.	356,801	6,022
	Belc Co. Ltd.	139,651	6,017
[1]	Kura Sushi Inc.	258,155	5,998
	Strike Co. Ltd.	184,799	5,987
	Elecom Co. Ltd.	569,885	5,982
	Kitz Corp.	943,254	5,973
[1]	One REIT Inc.	3,151	5,973
	Sanyo Special Steel Co. Ltd.	310,304	5,954
*	Nippon Sheet Glass Co. Ltd.	1,229,202	5,950
	Insource Co. Ltd.	527,850	5,939
	Ichigo Inc.	2,572,702	5,897
	Relia Inc.	522,157	5,889
	PAL GROUP Holdings Co. Ltd.	274,191	5,880
	Nippon Densetsu Kogyo Co. Ltd.	469,218	5,876
[1]	JVCKenwood Corp.	2,102,256	5,867
	Argo Graphics Inc.	187,382	5,860
	Avex Inc.	433,097	5,849
	Toyo Tanso Co. Ltd.	183,110	5,848
	Maxell Ltd.	534,759	5,836
	Mitsubishi Pencil Co. Ltd.	520,029	5,834
[1]	JINS Holdings Inc.	193,193	5,818
	Meiko Electronics Co. Ltd.	258,212	5,788
	Tamura Corp.	1,012,788	5,774
	Aeon Delight Co. Ltd.	243,113	5,771
	Token Corp.	95,315	5,764
	Digital Arts Inc.	128,578	5,743
[1]	Tokyotokeiba Co. Ltd.	192,322	5,733
	Nitto Boseki Co. Ltd.	362,166	5,711
	Comture Corp.	295,468	5,681
	FULLCAST Holdings Co. Ltd.	261,365	5,677
	Raiznext Corp.	557,862	5,672
	Chudenko Corp.	343,852	5,670
	Life Corp.	258,124	5,631
[1]	Ringer Hut Co. Ltd.	321,869	5,615
	TOMONY Holdings Inc.	1,821,170	5,594
[1]	Management Solutions Co. Ltd.	205,838	5,592
*	M&A Capital Partners Co. Ltd.	164,882	5,585
	GLOBERIDE Inc.	272,098	5,579
	Nippon Signal Co. Ltd.	694,042	5,574
	Health Care & Medical Investment Corp.	4,458	5,554
	Yokogawa Bridge Holdings Corp.	357,974	5,525
	S Foods Inc.	241,239	5,514
[1]	Koa Corp.	378,098	5,511
	RS Technologies Co. Ltd.	180,846	5,496
[1]	J Trust Co. Ltd.	1,250,647	5,493
	Bank of Nagoya Ltd.	201,809	5,490
	Towa Pharmaceutical Co. Ltd.	347,182	5,481
	Hiday Hidaka Corp.	343,715	5,464
	Nissan Shatai Co. Ltd.	785,383	5,457
	Eiken Chemical Co. Ltd.	443,147	5,426
	Mandom Corp.	477,864	5,418
	Exedy Corp.	401,184	5,396
	Kameda Seika Co. Ltd.	158,326	5,355
	Bunka Shutter Co. Ltd.	596,983	5,348
	Sanyo Denki Co. Ltd.	110,209	5,343
[1]	Takara Leben Real Estate Investment Corp.	7,119	5,337
[1]	Shoei Foods Corp.	166,152	5,312
	Bell System24 Holdings Inc.	461,474	5,312

		Shares	Market Value ($000)
	Shima Seiki Manufacturing Ltd.	349,264	5,291
	Itochu Enex Co. Ltd.	614,742	5,269
	Hirata Corp.	106,366	5,263
	Arata Corp.	161,927	5,252
	SBS Holdings Inc.	228,231	5,212
[1]	Sakata INX Corp.	618,041	5,208
	TBS Holdings Inc.	445,700	5,203
	Taihei Dengyo Kaisha Ltd.	194,002	5,198
*,1	Oisix ra daichi Inc.	306,883	5,179
	Wakita & Co. Ltd.	553,867	5,166
	Axial Retailing Inc.	190,509	5,165
	Noritake Co. Ltd.	158,974	5,154
	Micronics Japan Co. Ltd.	480,360	5,153
	FCC Co. Ltd.	462,353	5,151
	MARUKA FURUSATO Corp.	191,253	5,145
	Nitta Corp.	232,559	5,142
	Riso Kagaku Corp.	308,072	5,140
	Mitsubishi Shokuhin Co. Ltd.	213,118	5,137
	Hakuto Co. Ltd.	144,959	5,074
[1]	Kisoji Co. Ltd.	306,189	5,066
	Nippon Pillar Packing Co. Ltd.	208,245	5,064
	PHC Holdings Corp.	426,089	5,055
	Yellow Hat Ltd.	367,102	5,033
[1]	Gree Inc.	924,405	5,030
	Geo Holdings Corp.	343,020	5,011
	Okamoto Industries Inc.	165,770	4,989
	Topre Corp.	510,903	4,984
	Okinawa Electric Power Co. Inc.	598,920	4,981
	Hyakujushi Bank Ltd.	316,446	4,973
	Noritz Corp.	429,970	4,971
	Okinawa Financial Group Inc.	267,171	4,965
	Starts Proceed Investment Corp.	2,827	4,953
	Nagaileben Co. Ltd.	326,388	4,945
	Nippon Carbon Co. Ltd.	144,561	4,923
	Anicom Holdings Inc.	1,034,855	4,919
	Chugoku Marine Paints Ltd.	643,782	4,903
	Doutor Nichires Holdings Co. Ltd.	338,686	4,874
	TRE Holdings Corp.	431,921	4,867
	Mizuno Corp.	214,426	4,865
[1]	Tsubaki Nakashima Co. Ltd.	553,754	4,857
	Nippon Koei Co. Ltd.	176,630	4,853
	Valqua Ltd.	195,022	4,810
	Roland Corp.	160,139	4,781
	Noritsu Koki Co. Ltd.	263,803	4,778
	Yamagata Bank Ltd.	483,400	4,772
[1]	Towa Corp.	318,773	4,751
[1]	Aeon Hokkaido Corp.	672,946	4,723
	Yonex Co. Ltd.	482,692	4,721
	Tokyu Construction Co. Ltd.	927,030	4,718
	Fujimori Kogyo Co. Ltd.	183,703	4,717
	Fuji Media Holdings Inc.	557,145	4,706
*,1	giftee Inc.	273,400	4,681
	Fukushima Galilei Co. Ltd.	137,409	4,664
	Sanyo Chemical Industries Ltd.	142,580	4,649
	United Arrows Ltd.	344,125	4,647
[1]	Curves Holdings Co. Ltd.	724,030	4,629
	Trancom Co. Ltd.	80,778	4,628
[1]	DyDo Group Holdings Inc.	127,155	4,626

		Shares	Market Value ($000)
	Kanto Denka Kogyo Co. Ltd.	595,602	4,624
	Hamakyorex Co. Ltd.	184,402	4,618
[1]	Intage Holdings Inc.	383,101	4,617
	Restar Holdings Corp.	269,908	4,579
	LITALICO Inc.	224,166	4,576
	Konoike Transport Co. Ltd.	385,532	4,574
	Japan Pulp & Paper Co. Ltd.	108,272	4,568
[1]	Nippon Denko Co. Ltd.	1,527,847	4,564
	Morita Holdings Corp.	485,638	4,545
	Aida Engineering Ltd.	721,777	4,532
	Yokowo Co. Ltd.	261,479	4,523
	Kyokuto Kaihatsu Kogyo Co. Ltd.	393,177	4,517
[1]	Retail Partners Co. Ltd.	427,980	4,508
	Mitsuuroko Group Holdings Co. Ltd.	495,859	4,504
	Shin-Etsu Polymer Co. Ltd.	452,031	4,501
	Infocom Corp.	265,754	4,480
	Pacific Industrial Co. Ltd.	540,272	4,479
	Nippon Ceramic Co. Ltd.	240,256	4,478
	IDOM Inc.	694,571	4,477
	Megachips Corp.	214,367	4,476
	Shibuya Corp.	229,222	4,470
	Giken Ltd.	196,121	4,465
	S-Pool Inc.	746,944	4,462
	Sato Holdings Corp.	273,520	4,458
[1]	Tama Home Co. Ltd.	181,552	4,457
	Maruzen Showa Unyu Co. Ltd.	181,710	4,403
	Nishio Rent All Co. Ltd.	182,282	4,397
[1]	Tokyo Electron Device Ltd.	74,684	4,387
	Siix Corp.	401,435	4,338
	Toa Corp.	223,624	4,332
	Mitani Sekisan Co. Ltd.	132,600	4,332
	Zuken Inc.	176,865	4,316
[1]	Obara Group Inc.	148,918	4,309
	Toho Bank Ltd.	2,312,923	4,293
*	Mercari Inc.	196,900	4,288
	Kurabo Industries Ltd.	249,534	4,280
	Koshidaka Holdings Co. Ltd.	591,131	4,280
*,1	Japan Display Inc.	12,559,414	4,265
[1]	Sankei Real Estate Inc.	6,258	4,262
[1]	Shin Nippon Biomedical Laboratories Ltd.	236,504	4,258
	Mitsubishi Logisnext Co. Ltd.	760,389	4,240
*	Matsuya Co. Ltd.	482,837	4,234
	Samty Residential Investment Corp.	5,006	4,198
	Yokorei Co. Ltd.	497,664	4,192
[1]	Senshu Electric Co. Ltd.	157,200	4,190
	VT Holdings Co. Ltd.	1,086,656	4,183
[1]	Daiichi Jitsugyo Co. Ltd.	113,901	4,122
	Macromill Inc.	465,148	4,106
[1]	Tamron Co. Ltd.	168,853	4,093
	Aoyama Trading Co. Ltd.	585,037	4,090
	Mimasu Semiconductor Industry Co. Ltd.	206,181	4,090
	Daiki Aluminium Industry Co. Ltd.	368,652	4,087
	SWCC Showa Holdings Co. Ltd.	289,328	4,083
	Saibu Gas Holdings Co. Ltd.	287,697	4,067
	TechMatrix Corp.	296,913	4,065
	Uchida Yoko Co. Ltd.	111,766	4,061
	Sakai Moving Service Co. Ltd.	117,284	4,056
	Piolax Inc.	292,719	4,004

		Shares	Market Value ($000)
	Oiles Corp.	336,239	4,002
	Weathernews Inc.	73,472	4,001
[1]	KFC Holdings Japan Ltd.	185,406	3,991
	Press Kogyo Co. Ltd.	1,146,469	3,983
	KeePer Technical Laboratory Co. Ltd.	154,596	3,982
	Keihanshin Building Co. Ltd.	375,767	3,959
	METAWATER Co. Ltd.	299,943	3,959
	Doshisha Co. Ltd.	301,543	3,949
	Nittetsu Mining Co. Ltd.	141,728	3,947
*,1	SRE Holdings Corp.	123,369	3,922
	Pasona Group Inc.	242,841	3,918
	Sagami Holdings Corp.	406,541	3,874
	Sumitomo Densetsu Co. Ltd.	211,568	3,866
	Nippon Seiki Co. Ltd.	599,526	3,865
[1]	ARCLANDS Corp.	342,470	3,859
	Bando Chemical Industries Ltd.	491,207	3,850
	Ki-Star Real Estate Co. Ltd.	101,200	3,850
	Tsurumi Manufacturing Co. Ltd.	249,178	3,847
	Broadleaf Co. Ltd.	1,086,968	3,838
	Nippon Parking Development Co. Ltd.	1,924,338	3,830
	Konishi Co. Ltd.	269,986	3,827
	Tosei Corp.	335,033	3,825
	NS United Kaiun Kaisha Ltd.	126,603	3,813
*	Vision Inc.	340,385	3,807
	Shin Nippon Air Technologies Co. Ltd.	253,214	3,779
	Chofu Seisakusho Co. Ltd.	230,681	3,754
[1]	YAMABIKO Corp.	428,048	3,748
	Asanuma Corp.	149,000	3,733
	Shikoku Kasei Holdings Corp.	378,485	3,722
[1]	I'll Inc.	250,155	3,712
	Teikoku Electric Manufacturing Co. Ltd.	196,895	3,704
[1]	Computer Engineering & Consulting Ltd.	316,464	3,688
	Furukawa Co. Ltd.	360,617	3,676
	Keiyo Co. Ltd.	531,941	3,675
	Sinfonia Technology Co. Ltd.	303,814	3,671
	Matsuyafoods Holdings Co. Ltd.	118,443	3,670
	YA-MAN Ltd.	348,768	3,668
	Fujicco Co. Ltd.	251,897	3,663
	Miyazaki Bank Ltd.	178,522	3,659
	Elan Corp.	471,380	3,658
	Onward Holdings Co. Ltd.	1,426,025	3,633
	Alconix Corp.	337,518	3,619
	Asahi Diamond Industrial Co. Ltd.	629,545	3,614
	Torii Pharmaceutical Co. Ltd.	150,494	3,606
[1]	Yondoshi Holdings Inc.	260,544	3,600
[1]	Usen-Next Holdings Co. Ltd.	211,342	3,590
	Bank of the Ryukyus Ltd.	482,653	3,584
	Hokuto Corp.	246,514	3,583
[1]	Ryoyo Electro Corp.	199,691	3,569
*,1	Remixpoint Inc.	1,643,537	3,562
	WingArc1st Inc.	233,500	3,548
	Torishima Pump Manufacturing Co. Ltd.	301,555	3,529
	ARTERIA Networks Corp.	364,590	3,523
	Tsukishima Kikai Co. Ltd.	454,677	3,519
	Shinko Shoji Co. Ltd.	343,729	3,499
	T-Gaia Corp.	273,037	3,488
	JAC Recruitment Co. Ltd.	191,726	3,484
	Sodick Co. Ltd.	597,243	3,475

		Shares	Market Value ($000)
*	Nippon Chemi-Con Corp.	271,635	3,464
	Katakura Industries Co. Ltd.	254,766	3,460
	San ju San Financial Group Inc.	268,646	3,451
	Joshin Denki Co. Ltd.	221,314	3,403
	TSI Holdings Co. Ltd.	841,124	3,395
	Fujibo Holdings Inc.	135,685	3,383
	Sala Corp.	582,700	3,382
	Oyo Corp.	216,620	3,380
	Kyokuyo Co. Ltd.	114,168	3,370
	Mitsubishi Research Institute Inc.	86,624	3,370
	Miroku Jyoho Service Co. Ltd.	268,801	3,369
*	Kappa Create Co. Ltd.	307,961	3,363
[1]	Sanyo Electric Railway Co. Ltd.	199,518	3,344
[1]	Sinanen Holdings Co. Ltd.	113,269	3,343
	Ehime Bank Ltd.	450,756	3,341
	Takasago International Corp.	168,273	3,337
	ESCON Japan REIT Investment Corp.	3,750	3,324
	Avant Group Corp.	297,600	3,314
	Shibaura Mechatronics Corp.	39,200	3,297
	Fukui Bank Ltd.	256,255	3,295
	Nohmi Bosai Ltd.	248,373	3,293
[1]	Midac Holdings Co. Ltd.	150,490	3,289
	Meisei Industrial Co. Ltd.	515,708	3,288
	Nippon Thompson Co. Ltd.	717,299	3,287
	Ishihara Sangyo Kaisha Ltd.	385,886	3,285
	MEC Co. Ltd.	169,870	3,284
	Pressance Corp.	256,531	3,282
	Sumitomo Seika Chemicals Co. Ltd.	102,556	3,277
	Belluna Co. Ltd.	609,197	3,275
	TPR Co. Ltd.	322,944	3,275
[1]	Roland DG Corp.	145,745	3,262
	Daiken Corp.	192,110	3,246
	Osaka Organic Chemical Industry Ltd.	196,555	3,243
	Yamanashi Chuo Bank Ltd.	344,410	3,242
	Teikoku Sen-I Co. Ltd.	269,231	3,225
	Nissei ASB Machine Co. Ltd.	92,873	3,224
[1]	Carta Holdings Inc.	248,600	3,222
	Mirarth Holdings Inc.	1,086,539	3,217
	Komori Corp.	473,994	3,202
[1]	Pharma Foods International Co. Ltd.	311,948	3,200
	COLOPL Inc.	624,774	3,199
	ESPEC Corp.	204,346	3,187
	Tokai Corp.	211,401	3,181
	Happinet Corp.	203,390	3,180
[1]	Mori Trust Hotel REIT Inc.	3,062	3,172
[1]	Toho Zinc Co. Ltd.	187,943	3,154
	Bank of Iwate Ltd.	189,163	3,149
	Tachibana Eletech Co. Ltd.	222,608	3,137
	Chilled & Frozen Logistics Holdings Co. Ltd.	327,225	3,134
	Sparx Group Co. Ltd.	223,531	3,129
	Shikoku Bank Ltd.	406,885	3,118
	EM Systems Co. Ltd.	428,991	3,115
	Alpen Co. Ltd.	208,002	3,114
	Riso Kyoiku Co. Ltd.	1,104,682	3,104
[1]	Link & Motivation Inc.	610,073	3,098
	Mitsui DM Sugar Holdings Co. Ltd.	197,954	3,096
	Hosokawa Micron Corp.	144,848	3,089
	Sun Frontier Fudousan Co. Ltd.	358,327	3,089

		Shares	Market Value ($000)
	HI-LEX Corp.	348,298	3,089
	Pacific Metals Co. Ltd.	199,878	3,086
	SRA Holdings	128,331	3,085
*	Mitsui E&S Holdings Co. Ltd.	990,107	3,081
	Ryobi Ltd.	313,748	3,054
	Key Coffee Inc.	192,685	3,053
	Vector Inc.	307,189	3,033
	Matsuda Sangyo Co. Ltd.	166,151	3,027
	Solasto Corp.	574,455	3,026
[1]	Nippon Fine Chemical Co. Ltd.	163,000	3,019
	Kyoei Steel Ltd.	275,235	3,009
	Sintokogio Ltd.	541,153	3,007
[1]	Genky DrugStores Co. Ltd.	104,273	3,005
	Daiho Corp.	106,349	3,003
[1]	Airtrip Corp.	146,312	3,002
	Starzen Co. Ltd.	182,206	2,984
	Tachi-S Co. Ltd.	323,170	2,982
	Oriental Shiraishi Corp.	1,245,315	2,974
	Inageya Co. Ltd.	296,651	2,967
	TV Asahi Holdings Corp.	283,909	2,938
[1]	Daito Pharmaceutical Co. Ltd.	144,856	2,933
	Marudai Food Co. Ltd.	261,757	2,932
	Hibiya Engineering Ltd.	194,025	2,929
	Direct Marketing MiX Inc.	230,068	2,926
	Fujiya Co. Ltd.	148,683	2,906
	Oita Bank Ltd.	172,640	2,904
	Halows Co. Ltd.	118,393	2,900
	Kamei Corp.	263,756	2,895
	Asahi Yukizai Corp.	125,057	2,865
	m-up Holdings Inc.	298,600	2,857
	Tochigi Bank Ltd.	1,207,080	2,853
	Topy Industries Ltd.	220,994	2,850
	Unipres Corp.	476,556	2,850
	CONEXIO Corp.	193,249	2,845
	Canon Electronics Inc.	216,332	2,843
	ValueCommerce Co. Ltd.	207,007	2,840
	Nihon Nohyaku Co. Ltd.	515,473	2,837
	Ines Corp.	265,665	2,832
	Shindengen Electric Manufacturing Co. Ltd.	108,671	2,822
	Fixstars Corp.	278,115	2,812
	Riken Vitamin Co. Ltd.	189,501	2,809
	Seikagaku Corp.	439,460	2,809
	Enplas Corp.	96,693	2,794
	TOC Co. Ltd.	532,191	2,789
*,1	Daisyo Corp.	343,593	2,788
*	Istyle Inc.	731,943	2,786
	Eagle Industry Co. Ltd.	317,093	2,781
	Takamatsu Construction Group Co. Ltd.	181,564	2,780
	Alpha Systems Inc.	85,528	2,773
	Daikyonishikawa Corp.	586,738	2,760
	Union Tool Co.	104,520	2,758
	Akita Bank Ltd.	190,349	2,757
	Cawachi Ltd.	159,462	2,755
	Sinko Industries Ltd.	228,353	2,754
	K&O Energy Group Inc.	177,090	2,749
[1]	Daikokutenbussan Co. Ltd.	65,533	2,745
[1]	Arcland Service Holdings Co. Ltd.	164,734	2,738
*,1	Fujio Food Group Inc.	250,880	2,732

		Shares	Market Value ($000)
*	Modec Inc.	250,862	2,730
[1]	Marvelous Inc.	505,889	2,710
	gremz Inc.	174,000	2,707
	JP-Holdings Inc.	1,031,102	2,703
	G-7 Holdings Inc.	218,066	2,700
	Nichireki Co. Ltd.	252,282	2,700
	Itochu-Shokuhin Co. Ltd.	69,350	2,692
[1]	Tosei REIT Investment Corp.	2,659	2,691
	Dai-Dan Co. Ltd.	158,231	2,683
*,1	Net Protections Holdings Inc.	587,400	2,682
	Seria Co. Ltd.	121,500	2,670
	Nippon Road Co. Ltd.	55,938	2,670
	Proto Corp.	270,962	2,654
	Daiwa Industries Ltd.	284,604	2,650
	YAKUODO Holdings Co. Ltd.	132,538	2,646
	Sumida Corp.	237,494	2,645
	Nippon Television Holdings Inc.	324,466	2,623
	Riken Technos Corp.	638,835	2,606
	Anest Iwata Corp.	385,458	2,592
	Hoosiers Holdings Co. Ltd.	424,008	2,588
[1]	Goldcrest Co. Ltd.	205,988	2,584
[1]	ES-Con Japan Ltd.	399,265	2,581
	Qol Holdings Co. Ltd.	282,132	2,550
	Optorun Co. Ltd.	127,955	2,525
	Harmonic Drive Systems Inc.	74,600	2,513
	Okabe Co. Ltd.	447,200	2,510
	Warabeya Nichiyo Holdings Co. Ltd.	164,122	2,489
	J-Oil Mills Inc.	204,051	2,479
*,1	Sourcenext Corp.	1,100,215	2,459
	Onoken Co. Ltd.	203,703	2,448
	Denyo Co. Ltd.	203,900	2,432
	Tokushu Tokai Paper Co. Ltd.	108,388	2,429
	Komatsu Matere Co. Ltd.	410,472	2,422
[1]	Rock Field Co. Ltd.	197,360	2,419
	Chubu Shiryo Co. Ltd.	302,524	2,414
	Pack Corp.	120,668	2,412
	Chiyoda Integre Co. Ltd.	138,244	2,407
	Japan Transcity Corp.	582,586	2,404
	Tenma Corp.	140,144	2,393
	Yurtec Corp.	406,350	2,393
	Tonami Holdings Co. Ltd.	84,489	2,393
[1]	Inui Global Logistics Co. Ltd.	154,746	2,384
[1]	Tanseisha Co. Ltd.	427,232	2,372
	Zenrin Co. Ltd.	380,449	2,365
	AOKI Holdings Inc.	448,380	2,364
	Toyo Corp.	228,650	2,362
	G-Tekt Corp.	198,395	2,358
	SIGMAXYZ Holdings Inc.	221,300	2,356
	Shinwa Co. Ltd.	143,976	2,349
*	Fujita Kanko Inc.	89,108	2,347
	Honeys Holdings Co. Ltd.	207,870	2,347
[1]	Pole To Win Holdings Inc.	344,942	2,324
	CMK Corp.	588,154	2,309
[1]	Aiphone Co. Ltd.	154,102	2,301
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	164,305	2,297
[1]	GMO GlobalSign Holdings KK	68,742	2,291
	Softcreate Holdings Corp.	89,813	2,287
*,1	Optim Corp.	259,269	2,286

		Shares	Market Value ($000)
*	World Co. Ltd.	218,926	2,284
	Sakai Chemical Industry Co. Ltd.	161,948	2,276
	Neturen Co. Ltd.	428,135	2,270
*,1	Kourakuen Holdings Corp.	269,218	2,260
	Rheon Automatic Machinery Co. Ltd.	269,444	2,258
	Cosel Co. Ltd.	263,524	2,252
	Toenec Corp.	84,620	2,249
[1]	Mie Kotsu Group Holdings Inc.	583,119	2,239
	V Technology Co. Ltd.	107,971	2,236
	Gakken Holdings Co. Ltd.	296,773	2,228
	Sanshin Electronics Co. Ltd.	114,505	2,228
	Nissin Corp.	130,769	2,227
	Vital KSK Holdings Inc.	343,447	2,213
	JM Holdings Co. Ltd.	157,168	2,213
	Stella Chemifa Corp.	110,824	2,210
*,1	Open Door Inc.	155,953	2,203
	Elematec Corp.	173,171	2,196
	Nichiden Corp.	158,238	2,196
	Futaba Industrial Co. Ltd.	728,893	2,194
	LEC Inc.	285,290	2,194
	Aisan Industry Co. Ltd.	377,981	2,192
*,1	MedPeer Inc.	194,933	2,183
	Tatsuta Electric Wire & Cable Co. Ltd.	395,664	2,174
	Chori Co. Ltd.	118,747	2,167
	Icom Inc.	110,397	2,165
[1]	Okuwa Co. Ltd.	301,221	2,132
	Kitanotatsujin Corp.	833,661	2,129
[1]	Aeon Fantasy Co. Ltd.	87,424	2,099
*	Kintetsu Department Store Co. Ltd.	105,978	2,098
	Kanagawa Chuo Kotsu Co. Ltd.	81,685	2,089
	Marusan Securities Co. Ltd.	632,635	2,083
	Aichi Steel Corp.	117,300	2,082
	DKK Co. Ltd.	139,794	2,073
	Kurimoto Ltd.	145,533	2,073
	St. Marc Holdings Co. Ltd.	153,512	2,068
	Fukui Computer Holdings Inc.	89,428	2,062
	Toyo Kanetsu KK	99,914	2,058
[1]	Fukuda Corp.	58,395	2,045
	Krosaki Harima Corp.	44,340	2,042
	FIDEA Holdings Co. Ltd.	178,217	2,035
	Hokkaido Gas Co. Ltd.	146,445	2,008
*	Right On Co. Ltd.	446,076	2,007
	Sumitomo Riko Co. Ltd.	408,050	2,006
	CMIC Holdings Co. Ltd.	148,015	2,005
	France Bed Holdings Co. Ltd.	266,584	2,005
	BRONCO BILLY Co. Ltd.	105,860	2,003
*	Atrae Inc.	205,534	2,002
	ASKA Pharmaceutical Holdings Co. Ltd.	207,933	2,002
*,1	PIA Corp.	77,111	1,991
	Mars Group Holdings Corp.	108,932	1,990
	Aichi Corp.	332,120	1,989
	Nichiban Co. Ltd.	141,256	1,975
	Daido Metal Co. Ltd.	510,152	1,963
	CTS Co. Ltd.	311,985	1,937
	Ichikoh Industries Ltd.	647,174	1,937
	Shinnihon Corp.	303,780	1,937
	JDC Corp.	451,810	1,935
	ZIGExN Co. Ltd.	658,700	1,932

		Shares	Market Value ($000)
	Yukiguni Maitake Co. Ltd.	236,544	1,911
	World Holdings Co. Ltd.	94,983	1,903
	Maezawa Kyuso Industries Co. Ltd.	266,472	1,895
	McDonald's Holdings Co. Japan Ltd.	47,800	1,888
[1]	Kansai Food Market Ltd.	184,655	1,877
	Tekken Corp.	131,746	1,856
	Hodogaya Chemical Co. Ltd.	71,984	1,855
	Digital Holdings Inc.	189,880	1,851
[1]	Takaoka Toko Co. Ltd.	113,652	1,846
	Futaba Corp.	423,667	1,822
	Yamashin-Filter Corp.	429,696	1,821
	Godo Steel Ltd.	94,285	1,818
	Tayca Corp.	193,080	1,805
[1]	Taki Chemical Co. Ltd.	50,604	1,795
	SB Technology Corp.	118,731	1,794
	Nagatanien Holdings Co. Ltd.	114,205	1,790
*,1	Kamakura Shinsho Ltd.	216,785	1,784
	Osaki Electric Co. Ltd.	430,409	1,783
	Riken Corp.	95,089	1,777
*	KNT-CT Holdings Co. Ltd.	135,943	1,773
	CI Takiron Corp.	439,805	1,772
	Koatsu Gas Kogyo Co. Ltd.	345,938	1,768
[1]	Melco Holdings Inc.	68,470	1,767
	Tokyo Energy & Systems Inc.	241,520	1,765
	MTI Ltd.	444,231	1,764
[1]	Ministop Co. Ltd.	161,738	1,764
	Tosho Co. Ltd.	190,118	1,754
[1]	Ichiyoshi Securities Co. Ltd.	364,386	1,742
[1]	Tess Holdings Co. Ltd.	190,000	1,737
*	WATAMI Co. Ltd.	229,305	1,726
	Ebase Co. Ltd.	396,036	1,726
	Furuno Electric Co. Ltd.	239,923	1,720
	Moriroku Holdings Co. Ltd.	124,790	1,709
	JSP Corp.	140,438	1,708
	Bank of Saga Ltd.	118,800	1,697
	Central Security Patrols Co. Ltd.	83,714	1,692
	Ryoden Corp.	124,400	1,683
	Xebio Holdings Co. Ltd.	234,972	1,677
	Advan Group Co. Ltd.	244,372	1,655
	Fudo Tetra Corp.	138,329	1,643
	Iseki & Co. Ltd.	174,026	1,639
[1]	Studio Alice Co. Ltd.	99,687	1,638
	Kyosan Electric Manufacturing Co. Ltd.	520,269	1,634
	Hisaka Works Ltd.	245,199	1,628
	Yahagi Construction Co. Ltd.	265,567	1,626
	Kanaden Corp.	188,643	1,624
	WDB Holdings Co. Ltd.	97,499	1,613
[1]	IR Japan Holdings Ltd.	114,150	1,609
	Sanoh Industrial Co. Ltd.	323,894	1,608
	Maxvalu Tokai Co. Ltd.	73,932	1,603
	Dai Nippon Toryo Co. Ltd.	263,871	1,601
	Nakanishi Inc.	74,900	1,589
[1]	Aruhi Corp.	199,827	1,588
	Hochiki Corp.	141,721	1,582
[1]	Wellneo Sugar Co. Ltd.	120,861	1,547
	Sankyo Seiko Co. Ltd.	418,367	1,543
*,1	Jamco Corp.	133,691	1,540
	Sankyo Tateyama Inc.	295,579	1,534

		Shares	Market Value ($000)
	Shibusawa Warehouse Co. Ltd.	94,881	1,528
	Nakayama Steel Works Ltd.	200,014	1,517
	ST Corp.	125,179	1,514
	Amuse Inc.	112,722	1,503
	Feed One Co. Ltd.	283,389	1,492
	Kyodo Printing Co. Ltd.	67,340	1,490
	Chiyoda Co. Ltd.	243,578	1,486
	Ferrotec Holdings Corp.	59,100	1,480
	Toa Corp.	247,366	1,476
	Medical Data Vision Co. Ltd.	194,283	1,470
	Mitsuba Corp.	368,715	1,456
	Hito Communications Holdings Inc.	115,333	1,446
[1]	Raccoon Holdings Inc.	158,394	1,442
	CAC Holdings Corp.	129,444	1,434
[1]	Asahi Co. Ltd.	135,196	1,430
[1]	V-Cube Inc.	250,373	1,418
	Towa Bank Ltd.	296,187	1,417
	FAN Communications Inc.	444,196	1,411
	Arakawa Chemical Industries Ltd.	183,585	1,409
	Nitto Kohki Co. Ltd.	118,821	1,405
	Kenko Mayonnaise Co. Ltd.	133,285	1,397
	LIFULL Co. Ltd.	811,955	1,392
	Achilles Corp.	143,074	1,378
	DKS Co. Ltd.	91,688	1,377
	Enigmo Inc.	287,570	1,373
*,1	TerraSky Co. Ltd.	87,465	1,365
*	Unitika Ltd.	718,192	1,355
	Seika Corp.	108,534	1,349
	Nihon Tokushu Toryo Co. Ltd.	194,925	1,328
	Rokko Butter Co. Ltd.	129,988	1,322
	Osaka Steel Co. Ltd.	137,991	1,321
	Nippon Beet Sugar Manufacturing Co. Ltd.	103,066	1,320
	Akatsuki Inc.	73,517	1,308
	Yushin Precision Equipment Co. Ltd.	243,860	1,302
*	KLab Inc.	397,351	1,283
	KAWADA TECHNOLOGIES Inc.	49,011	1,281
	Taisei Lamick Co. Ltd.	56,881	1,279
	Nippon Coke & Engineering Co. Ltd.	1,793,286	1,273
	Nihon Chouzai Co. Ltd.	140,562	1,270
[1]	Ohara Inc.	135,380	1,264
	Nippon Rietec Co. Ltd.	180,002	1,244
[1]	Kojima Co. Ltd.	283,792	1,243
	I-PEX Inc.	136,750	1,217
	Ubicom Holdings Inc.	68,370	1,215
	Nippon Sharyo Ltd.	79,493	1,213
	Japan Best Rescue System Co. Ltd.	191,381	1,209
	Yorozu Corp.	214,110	1,208
*	Gurunavi Inc.	395,300	1,207
	Pronexus Inc.	159,749	1,199
[1]	Furukawa Battery Co. Ltd.	143,204	1,186
	Shimizu Bank Ltd.	98,379	1,173
	Tomoku Co. Ltd.	90,090	1,169
	Sanei Architecture Planning Co. Ltd.	101,681	1,167
	Okinawa Cellular Telephone Co.	47,183	1,142
	Artnature Inc.	195,895	1,141
	Tsutsumi Jewelry Co. Ltd.	77,299	1,140
*,1	FDK Corp.	159,222	1,137
*,1	Taiko Pharmaceutical Co. Ltd.	381,245	1,127

		Shares	Market Value ($000)
	Nisso Corp.	243,517	1,112
*	BrainPad Inc.	194,823	1,102
*	Akebono Brake Industry Co. Ltd.	923,295	1,097
	Kyokuto Securities Co. Ltd.	237,095	1,081
[1]	Media Do Co. Ltd.	80,500	1,076
[1]	Toei Animation Co. Ltd.	10,500	1,047
	Fuji Pharma Co. Ltd.	127,597	1,046
	Japan Medical Dynamic Marketing Inc.	154,920	1,035
	NEC Capital Solutions Ltd.	53,899	1,027
	Corona Corp. Class A	144,195	1,022
	Hokkan Holdings Ltd.	93,603	1,016
[1]	Central Sports Co. Ltd.	52,994	1,012
	Okura Industrial Co. Ltd.	69,058	1,002
	Chuo Spring Co. Ltd.	170,725	992
	Workman Co. Ltd.	23,900	975
	Cleanup Corp.	190,710	958
	Nihon Trim Co. Ltd.	42,083	950
	Fuso Pharmaceutical Industries Ltd.	63,727	950
	Oro Co. Ltd.	63,583	938
	Tv Tokyo Holdings Corp.	60,582	915
[1]	Tokyo Individualized Educational Institute Inc.	213,449	892
	Sekisui Kasei Co. Ltd.	293,806	880
*,1	Gunosy Inc.	169,107	835
*	RPA Holdings Inc.	347,252	834
*	COOKPAD Inc.	482,400	808
	Shimojima Co. Ltd.	109,903	807
*,1	Tokyo Base Co. Ltd.	247,069	771
	Kanamic Network Co. Ltd.	169,800	751
[1]	Fibergate Inc.	101,146	713
	Taiho Kogyo Co. Ltd.	136,788	699
	Wowow Inc.	72,440	696
[1]	Inaba Seisakusho Co. Ltd.	63,942	685
	Amvis Holdings Inc.	24,600	659
	Airport Facilities Co. Ltd.	160,960	642
	West Holdings Corp.	21,000	630
[1]	Tokyo Rakutenchi Co. Ltd.	19,155	615
	Linical Co. Ltd.	110,544	615
*	Universal Entertainment Corp.	31,700	603
	Gecoss Corp.	88,342	600
	Robot Home Inc.	425,760	552
	Takamiya Co. Ltd.	175,861	506
	Takatori Corp.	7,800	492
	Tsuburaya Fields Holdings Inc.	24,100	480
*,1	CHIMNEY Co. Ltd.	53,708	471
	KPP Group Holdings Co. Ltd.	64,800	442
	Toyo Gosei Co. Ltd.	4,500	321
	Kosaido Holdings Co. Ltd.	20,700	307
*,1	Nichi-iko Pharmaceutical Co. Ltd.	550,655	286
*	PKSHA Technology Inc.	17,100	239
	Arisawa Manufacturing Co. Ltd.	21,500	233
[1]	Furuya Metal Co. Ltd.	2,600	195
	Altech Corp.	5,800	100
	CTI Engineering Co. Ltd.	3,900	99
	Sun Corp.	4,400	78
			55,668,896
Kuwait (0.2%)
	National Bank of Kuwait SAKP	94,368,698	339,706
	Kuwait Finance House KSCP	108,776,370	299,106

		Shares	Market Value ($000)
	Mobile Telecommunications Co. KSCP	27,923,039	50,794
	Boubyan Bank KSCP	15,188,129	39,053
	Agility Public Warehousing Co. KSC	19,807,332	38,596
	Gulf Bank KSCP	23,615,519	24,263
	Mabanee Co. KPSC	7,874,304	22,132
	National Industries Group Holding SAK	22,476,550	15,771
	Humansoft Holding Co. KSC	1,246,461	13,873
	Boubyan Petrochemicals Co. KSCP	4,876,687	12,783
	Kuwait Projects Co. Holding KSCP	28,658,003	10,583
*	Warba Bank KSCP	11,964,386	9,437
	Burgan Bank SAK	11,805,419	8,683
	Boursa Kuwait Securities Co. KPSC	1,253,088	8,378
	Kuwait International Bank KSCP	8,675,860	5,785
	Jazeera Airways Co. KSCP	971,910	5,166
*	National Real Estate Co. KPSC	13,824,291	4,595
	Integrated Holding Co. KCSC	2,410,865	2,877
	Alimtiaz Investment Group KSC	11,523,439	2,631
			914,212
Malaysia (0.5%)
	Malayan Banking Bhd.	93,553,768	191,878
	Public Bank Bhd.	187,382,715	186,524
	CIMB Group Holdings Bhd.	89,078,223	120,314
	Tenaga Nasional Bhd.	42,629,150	94,202
	Petronas Chemicals Group Bhd.	37,359,158	73,315
	Press Metal Aluminium Holdings Bhd.	46,493,288	56,711
	Sime Darby Plantation Bhd.	47,332,369	48,124
	Axiata Group Bhd.	59,653,235	42,499
	DiGi.Com Bhd.	40,866,880	40,417
	Hong Leong Bank Bhd.	8,136,382	39,196
	MISC Bhd.	22,654,702	38,911
	IHH Healthcare Bhd.	27,727,936	38,551
	IOI Corp. Bhd.	41,710,038	37,427
	PPB Group Bhd.	8,848,545	36,540
	Genting Bhd.	30,213,918	35,165
	Dialog Group Bhd.	55,409,659	33,885
	Petronas Gas Bhd.	7,583,012	29,931
	RHB Bank Bhd.	21,174,969	28,586
	Kuala Lumpur Kepong Bhd.	5,596,331	28,154
	Gamuda Bhd.	30,277,512	27,876
	AMMB Holdings Bhd.	27,703,020	26,552
	Nestle Malaysia Bhd.	806,470	25,566
	Sime Darby Bhd.	46,442,574	25,221
	Genting Malaysia Bhd.	36,682,819	24,491
	Maxis Bhd.	26,074,261	24,255
	Inari Amertron Bhd.	36,149,778	22,156
*	Malaysia Airports Holdings Bhd.	11,712,239	19,415
	QL Resources Bhd.	13,727,064	18,888
	Telekom Malaysia Bhd.	15,101,498	18,525
	Petronas Dagangan Bhd.	3,434,540	17,562
	TIME dotCom Bhd.	12,635,684	15,598
	IJM Corp. Bhd.	39,670,421	14,532
*	Top Glove Corp. Bhd.	69,194,998	13,523
[2]	MR DIY Group M Bhd.	28,448,700	12,707
	My EG Services Bhd.	59,240,362	12,694
	Hong Leong Financial Group Bhd.	2,738,932	11,885
	Alliance Bank Malaysia Bhd.	13,890,553	11,707
	Bursa Malaysia Bhd.	7,239,708	11,394
	Carlsberg Brewery Malaysia Bhd.	2,017,181	11,147

		Shares	Market Value ($000)
	Frontken Corp. Bhd.	13,582,750	10,590
	D&O Green Technologies Bhd.	9,433,300	10,538
	Yinson Holdings Bhd.	16,654,304	10,513
	Westports Holdings Bhd.	11,422,641	10,115
	ViTrox Corp. Bhd.	5,119,700	9,462
	Pentamaster Corp. Bhd.	7,949,950	9,086
	Sunway REIT	24,085,814	8,877
	Malaysian Pacific Industries Bhd.	1,127,200	8,866
	Hartalega Holdings Bhd.	22,565,494	8,547
	YTL Corp. Bhd.	61,372,200	8,148
	VS Industry Bhd.	33,281,796	7,602
	KPJ Healthcare Bhd.	31,215,067	7,545
	Fraser & Neave Holdings Bhd.	1,273,008	7,417
	Genting Plantations Bhd.	5,139,103	7,319
	Sunway Bhd.	18,925,540	7,157
	Axis REIT	15,689,600	6,808
*	Bumi Armada Bhd.	49,856,805	6,762
	Mega First Corp. Bhd.	7,891,230	6,598
	PMB Technology Bhd.	6,578,815	6,551
	Scientex Bhd.	7,720,724	6,401
*	Greatech Technology Bhd.	5,237,400	6,335
	British American Tobacco Malaysia Bhd.	2,123,069	6,308
	United Plantations Bhd.	1,531,900	5,572
	Dagang NeXchange Bhd.	35,900,700	5,558
	CTOS Digital Bhd.	14,687,300	5,326
	Bermaz Auto Bhd.	9,705,001	4,944
	UMW Holdings Bhd.	5,624,000	4,885
	DRB-Hicom Bhd.	10,771,617	4,456
	Kossan Rubber Industries Bhd.	17,144,286	4,231
*	Malaysia Building Society Bhd.	29,205,784	4,153
	Supermax Corp. Bhd.	21,678,543	4,131
	UWC Bhd.	3,974,200	3,812
	Sports Toto Bhd.	9,558,019	3,612
	Padini Holdings Bhd.	4,213,045	3,610
	AEON Credit Service M Bhd.	1,153,238	3,417
*	Berjaya Corp. Bhd.	41,871,161	3,196
	Astro Malaysia Holdings Bhd.	18,900,864	2,729
	SP Setia Bhd. Group	16,371,278	2,680
*	Velesto Energy Bhd.	49,256,112	2,675
	FGV Holdings Bhd.	8,165,200	2,567
	Syarikat Takaful Malaysia Keluarga Bhd.	2,858,300	2,442
	Malaysian Resources Corp. Bhd.	29,857,401	2,320
[2]	Lotte Chemical Titan Holding Bhd.	6,241,047	2,301
	Cahya Mata Sarawak Bhd.	7,558,570	2,151
*	Hong Seng Consolidated Bhd.	44,018,600	2,076
*	Leong Hup International Bhd.	12,833,000	1,492
	WCT Holdings Bhd.	12,652,477	1,295
*	UEM Sunrise Bhd.	19,975,455	1,271
*	Sunway Bhd. Warrants Exp. 10/3/24	2,251,901	174
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	12,999,819	122
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	2,634,201	46
*,3	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	5,144,856	6
			1,830,819
Mexico (0.7%)
	America Movil SAB de CV	372,423,559	389,225
	Grupo Financiero Banorte SAB de CV	38,104,374	316,058
	Wal-Mart de Mexico SAB de CV	67,953,800	266,178
	Fomento Economico Mexicano SAB de CV	24,092,780	211,033

		Shares	Market Value ($000)
	Grupo Mexico SAB de CV Class B	41,691,986	185,406
	Grupo Bimbo SAB de CV Class A	29,296,000	146,274
*	Cemex SAB de CV	187,442,400	99,940
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,648,620	71,938
	Grupo Aeroportuario del Pacifico SAB de CV Class B	3,906,697	67,445
*	Grupo Financiero Inbursa SAB de CV	26,542,030	57,086
	Coca-Cola Femsa SAB de CV	7,004,423	53,289
	Fibra Uno Administracion SA de CV	38,342,449	51,923
	Arca Continental SAB de CV	5,805,227	51,281
	Grupo Elektra SAB de CV	834,333	45,907
	Grupo Televisa SAB	31,876,032	38,985
[2]	Banco del Bajio SA	9,438,837	38,010
	Gruma SAB de CV Class B	2,578,508	37,504
	Alfa SAB de CV Class A	48,349,687	35,022
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,640,268	33,194
	Grupo Carso SAB de CV	5,807,411	29,397
	Grupo Comercial Chedraui SA de CV	5,935,640	29,198
	Regional SAB de CV	3,151,666	27,193
	Promotora y Operadora de Infraestructura SAB de CV	2,758,094	26,726
	Orbia Advance Corp. SAB de CV	12,925,569	25,892
	Corp. Inmobiliaria Vesta SAB de CV	8,606,333	23,510
	Prologis Property Mexico SA de CV	7,205,958	23,435
*	Industrias Penoles SAB de CV	1,640,102	23,374
	Kimberly-Clark de Mexico SAB de CV Class A	11,122,141	21,228
[2]	FIBRA Macquarie Mexico	10,430,844	17,632
	Operadora De Sites Mexicanos SAB de CV	16,243,722	17,511
	Becle SAB de CV	7,120,111	17,212
	TF Administradora Industrial S de RL de CV	9,985,742	16,953
	GCC SAB de CV	2,107,431	16,907
*	Alsea SAB de CV	6,915,421	16,478
	Gentera SAB de CV	13,434,028	16,409
	El Puerto de Liverpool SAB de CV	2,581,178	16,278
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	11,759,854	13,127
	La Comer SAB de CV	5,864,839	13,053
	Bolsa Mexicana de Valores SAB de CV	5,902,264	12,801
	Megacable Holdings SAB de CV	3,975,092	12,415
	Qualitas Controladora SAB de CV	2,241,812	12,365
	Grupo Aeroportuario del Pacifico SAB de CV ADR	63,453	10,950
*	Sitios Latinoamerica SAB de CV	23,450,936	10,847
	Genomma Lab Internacional SAB de CV Class B	9,915,447	9,310
*,2	Nemak SAB de CV	26,212,368	8,436
*,2	Grupo Traxion SAB de CV	4,417,621	8,150
	Alpek SAB de CV Class A	4,933,447	7,807
*	Cemex SAB de CV ADR	1,230,645	6,572
	Concentradora Fibra Danhos SA de CV	3,056,219	4,043
*	Grupo Rotoplas SAB de CV	2,002,169	3,005
	Promotora y Operadora de Infraestructura SAB de CV (XMEX)	274,087	1,506
*	Axtel SAB de CV	18,001,557	1,415
[3]	Sempra Energy	1	—
			2,696,833
Netherlands (2.7%)
	ASML Holding NV	5,316,049	3,517,351
*	Prosus NV	11,010,513	889,047
	ING Groep NV	49,198,939	712,414
*,2	Adyen NV	388,081	586,742
	Koninklijke Ahold Delhaize NV	13,041,054	389,236
	Wolters Kluwer NV	3,308,032	360,652
	Heineken NV	3,140,772	313,885

		Shares	Market Value ($000)
	Koninklijke DSM NV	2,292,643	294,838
	Universal Music Group NV	9,854,345	251,900
	ASM International NV	606,123	204,994
	Koninklijke Philips NV	11,698,246	201,975
	ArcelorMittal SA	6,301,243	195,483
	Akzo Nobel NV	2,338,581	174,189
	NN Group NV	3,935,280	170,980
	Koninklijke KPN NV	43,012,757	147,054
	Aegon NV	23,432,400	129,248
	IMCD NV	754,240	119,571
	Heineken Holding NV	1,393,950	115,093
*	Exor NV	1,361,570	108,229
	Randstad NV	1,452,044	93,074
	ASR Nederland NV	1,899,767	89,919
*	Unibail-Rodamco-Westfield	1,364,395	88,297
[2]	Euronext NV	1,069,141	86,635
[2]	ABN AMRO Bank NV	5,216,965	86,589
	BE Semiconductor Industries NV	1,032,382	73,843
*,2	Just Eat Takeaway.com NV	2,422,100	62,136
	Aalberts NV	1,271,408	60,115
[2]	Signify NV	1,651,913	59,808
	OCI NV	1,278,448	43,519
	Arcadis NV	949,748	41,239
	Allfunds Group plc	4,449,278	35,394
	JDE Peet's NV	1,062,572	31,848
	SBM Offshore NV	2,004,927	31,520
	Corbion NV	783,627	30,155
*	Galapagos NV	632,435	27,991
*	InPost SA	2,698,511	26,060
	Koninklijke Vopak NV	859,675	25,902
	TKH Group NV	552,112	25,058
	APERAM SA	591,974	23,361
*,1,2	Basic-Fit NV	691,768	22,731
*	Fugro NV	1,479,852	19,705
[2]	CTP NV	1,324,034	19,123
	AMG Advanced Metallurgical Group NV	419,422	16,384
	Eurocommercial Properties NV	654,220	16,382
*,2	Alfen N.V.	147,897	13,722
[1]	PostNL NV	4,824,309	10,101
	Sligro Food Group NV	519,008	9,974
*	Koninklijke BAM Groep NV	3,614,005	9,211
	Flow Traders Ltd.	348,473	8,967
	Wereldhave NV	531,728	7,988
	Majorel Group Luxembourg SA	256,945	6,314
*	TomTom NV	871,013	6,190
	NSI NV	236,775	6,180
	Brunel International NV	513,034	5,862
	Vastned Retail NV	208,339	4,803
*,1	Ebusco Holding NV	147,543	2,173
[2]	B&S Group Sarl	327,564	1,803
*,1,3	SRH NV	672,039	—
			10,112,957
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	7,537,903	123,706
*	Auckland International Airport Ltd.	15,809,301	87,007
	Spark New Zealand Ltd.	24,841,105	83,758
	EBOS Group Ltd.	2,109,648	58,810
	Meridian Energy Ltd.	16,420,099	56,751

		Shares	Market Value ($000)
	Infratil Ltd.	9,670,179	55,672
	Contact Energy Ltd.	10,394,117	52,274
	Mainfreight Ltd.	1,093,983	50,635
*	a2 Milk Co. Ltd.	9,762,638	46,822
	Mercury NZ Ltd.	8,992,047	34,934
	Fletcher Building Ltd.	10,278,261	33,846
	Chorus Ltd.	5,720,591	30,958
	Ryman Healthcare Ltd.	5,504,071	24,582
	Summerset Group Holdings Ltd.	2,991,946	18,948
	Goodman Property Trust	14,152,110	18,860
*	SKYCITY Entertainment Group Ltd.	9,892,508	16,095
	Precinct Properties New Zealand Ltd.	16,993,319	13,811
	Freightways Ltd.	2,193,286	13,514
	Genesis Energy Ltd.	6,618,797	12,270
	Kiwi Property Group Ltd.	19,822,464	12,250
*	Air New Zealand Ltd.	19,502,969	9,805
	Vital Healthcare Property Trust	6,146,701	9,505
[1]	Heartland Group Holdings Ltd.	7,741,688	9,072
	Skellerup Holdings Ltd.	2,573,532	8,888
	Vector Ltd.	3,204,753	8,824
*	Pushpay Holdings Ltd.	10,028,799	8,411
	Argosy Property Ltd.	10,479,227	7,809
	Arvida Group Ltd.	8,800,176	6,610
	Stride Property Group	6,453,899	5,804
	KMD Brands Ltd.	7,317,280	5,029
*	Tourism Holdings Ltd.	1,661,742	4,228
	Scales Corp. Ltd.	1,284,262	3,528
*,1	Pacific Edge Ltd.	9,231,172	2,984
	SKY Network Television Ltd.	1,858,249	2,912
*,1	Vista Group International Ltd.	3,013,165	2,834
*,1	Synlait Milk Ltd.	1,199,647	2,717
*	Serko Ltd.	1,289,299	2,126
	Restaurant Brands New Zealand Ltd.	395,385	1,626
	Fletcher Building Ltd. (XASX)	312,070	1,044
			949,259
Norway (0.6%)
	Equinor ASA	12,349,796	376,381
	DNB Bank ASA	13,523,460	252,883
	Norsk Hydro ASA	17,658,915	143,176
	Aker BP ASA	4,044,078	123,190
	Mowi ASA	5,839,177	107,976
	Yara International ASA	2,149,474	95,504
	Telenor ASA	8,386,177	87,792
	Orkla ASA	10,064,037	75,135
	TOMRA Systems ASA	3,096,827	54,669
	Storebrand ASA	6,199,565	53,971
	Salmar ASA	925,758	43,047
	Bakkafrost P/F	673,305	41,779
	Gjensidige Forsikring ASA	2,253,524	40,504
	Kongsberg Gruppen ASA	999,248	39,782
	Subsea 7 SA	3,014,332	37,565
*,1	NEL ASA	19,460,478	33,352
*	Nordic Semiconductor ASA	2,065,391	32,935
*	Adevinta ASA	3,625,608	31,082
	SpareBank 1 SR-Bank ASA	2,399,420	27,820
	Schibsted ASA Class A	1,206,157	26,341
	TGS ASA	1,567,556	25,954
	Aker ASA Class A	319,438	23,098

		Shares	Market Value ($000)
	Schibsted ASA Class B	1,097,551	22,944
*,1,2	AutoStore Holdings Ltd.	9,364,226	21,625
	SpareBank 1 SMN	1,692,711	21,587
	Borregaard ASA	1,314,935	20,273
	Leroy Seafood Group ASA	3,396,202	20,000
	Var Energi ASA	5,401,164	16,430
	Veidekke ASA	1,375,908	14,207
	Aker Solutions ASA	3,430,837	13,563
	Wallenius Wilhelmsen ASA	1,380,388	13,100
[2]	Scatec ASA	1,577,946	12,870
[2]	Elkem ASA	3,616,830	12,811
*	Atea ASA	1,076,863	12,147
	Austevoll Seafood ASA	1,180,954	11,699
*	FLEX LNG Ltd.	375,033	11,589
	Hafnia Ltd.	2,142,443	11,266
*,2	Crayon Group Holding ASA	1,075,177	10,829
*,1	Kahoot! ASA	4,959,259	8,767
[2]	Entra ASA	735,574	8,700
	DNO ASA	6,996,792	8,632
[2]	BW LPG Ltd.	1,040,690	8,613
	Stolt-Nielsen Ltd.	289,865	7,621
	MPC Container Ships ASA	4,461,217	7,101
	Bonheur ASA	260,906	6,978
	Grieg Seafood ASA	724,040	6,486
*	Aker Carbon Capture ASA	4,247,753	6,296
*	Hexagon Composites ASA	1,396,585	4,709
*	Aker Horizons ASA	2,953,629	4,278
	Sparebank 1 Oestlandet	363,919	4,262
	Arendals Fossekompani A/S	147,323	3,894
*	BW Energy Ltd.	1,315,397	3,696
	BW Offshore Ltd.	1,258,162	3,366
	Hoegh Autoliners ASA	227,986	1,419
			2,115,694
Other (0.2%)[4]
[5]	Vanguard FTSE Emerging Markets ETF	15,737,296	664,586
Pakistan (0.0%)
	Engro Corp. Ltd.	3,880,786	4,321
*	Lucky Cement Ltd.	2,482,436	3,790
	Fauji Fertilizer Co. Ltd.	8,388,244	3,246
	Hub Power Co. Ltd.	13,210,246	3,164
	Pakistan Oilfields Ltd.	1,913,137	2,952
	MCB Bank Ltd.	6,443,098	2,717
	Oil & Gas Development Co. Ltd.	7,825,388	2,564
*	TRG Pakistan	5,938,450	2,505
	Pakistan State Oil Co. Ltd.	4,810,602	2,357
	Habib Bank Ltd.	8,451,327	2,279
	Engro Fertilizers Ltd.	7,208,646	2,195
	Pakistan Petroleum Ltd.	7,358,944	2,131
	United Bank Ltd.	4,284,561	1,625
	Millat Tractors Ltd.	815,864	1,608
	Nishat Mills Ltd.	3,446,684	686
	DG Khan Cement Co. Ltd.	4,064,917	628
*	Searle Co. Ltd.	2,062,951	412
	Systems Ltd.	155,655	266
*	National Bank of Pakistan	1,009,281	95
			39,541

		Shares	Market Value ($000)
Philippines (0.2%)
	SM Prime Holdings Inc.	140,835,636	95,427
	BDO Unibank Inc.	31,063,393	70,062
	International Container Terminal Services Inc.	14,519,180	55,195
	Ayala Land Inc.	96,940,600	52,286
	Ayala Corp.	3,737,487	48,605
	Bank of the Philippine Islands	23,609,733	45,461
	JG Summit Holdings Inc.	39,734,172	39,083
	PLDT Inc.	1,181,810	29,289
	Universal Robina Corp.	11,562,680	29,210
	Metropolitan Bank & Trust Co.	23,177,983	24,352
	Jollibee Foods Corp.	5,475,400	23,890
[2]	Monde Nissin Corp.	94,563,070	22,919
	Manila Electric Co.	3,423,405	17,612
	Globe Telecom Inc.	420,377	15,588
	Aboitiz Power Corp.	19,913,262	13,217
	ACEN Corp.	102,282,737	13,158
	GT Capital Holdings Inc.	1,286,722	12,036
	Metro Pacific Investments Corp.	158,055,593	11,701
*	Emperador Inc.	30,605,596	11,491
	Alliance Global Group Inc.	49,144,276	11,277
	Wilcon Depot Inc.	18,060,008	10,579
	DMCI Holdings Inc.	52,277,538	10,555
*	Converge Information & Communications Technology Solutions Inc.	32,806,937	10,539
	Security Bank Corp.	6,001,522	10,128
	Semirara Mining & Power Corp. Class A	15,689,762	9,222
	San Miguel Corp.	4,686,819	8,581
	Robinsons Retail Holdings Inc.	7,534,551	8,034
	Puregold Price Club Inc.	12,090,221	7,427
*	Bloomberry Resorts Corp.	39,904,740	6,751
	Robinsons Land Corp.	23,483,733	6,592
	LT Group Inc.	35,371,100	6,535
	Century Pacific Food Inc.	12,542,036	5,927
	Megaworld Corp.	151,023,399	5,870
	Manila Water Co. Inc.	15,220,367	5,494
	D&L Industries Inc.	35,282,810	5,367
	RL Commercial REIT Inc.	47,154,399	5,115
	AREIT Inc.	7,336,773	4,790
	Filinvest Land Inc.	133,228,273	2,100
	Nickel Asia Corp.	17,362,479	2,007
	First Gen Corp.	5,589,768	1,801
*	Cebu Air Inc.	2,155,050	1,691
	San Miguel Food & Beverage Inc.	1,396,743	1,182
	Vista Land & Lifescapes Inc.	17,570,297	571
*,3	Energy Development Corp. China Inc.	41,300	5
			778,722
Poland (0.2%)
	Polski Koncern Naftowy ORLEN SA	7,614,081	114,361
	Powszechna Kasa Oszczednosci Bank Polski SA	11,222,119	83,700
	Powszechny Zaklad Ubezpieczen SA	7,389,961	62,815
	KGHM Polska Miedz SA	1,799,106	58,818
*,2	Dino Polska SA	632,949	57,342
	Bank Polska Kasa Opieki SA	2,055,534	43,925
*,1,2	Allegro.eu SA	5,247,719	36,527
	LPP SA	14,553	34,089
[1]	CD Projekt SA	861,066	27,786
	Santander Bank Polska SA	387,634	25,771
*,2	Pepco Group NV	1,946,779	18,881

		Shares	Market Value ($000)
	KRUK SA	227,569	18,491
*	PGE Polska Grupa Energetyczna SA	8,030,946	13,906
	Orange Polska SA	8,579,747	13,851
	Cyfrowy Polsat SA	3,255,033	13,822
*	Alior Bank SA	1,374,942	12,493
	Asseco Poland SA	707,050	12,443
*	mBank SA	167,346	12,337
*,1	Jastrzebska Spolka Weglowa SA	683,352	10,670
*	Bank Millennium SA	7,658,201	9,116
	Bank Handlowy w Warszawie SA	410,690	7,685
*	Grupa Azoty SA	673,016	7,073
*	Tauron Polska Energia SA	12,953,228	7,068
*	Enea SA	3,566,757	5,566
*,1	CCC SA	512,151	5,222
*	AmRest Holdings SE	1,036,235	4,902
	Warsaw Stock Exchange	518,381	4,513
	Ciech SA	367,353	4,077
	Kernel Holding SA	589,571	2,518
*,3	CAPITEA SA	560,985	486
			730,254
Portugal (0.1%)
	EDP - Energias de Portugal SA	37,142,069	184,531
	Galp Energia SGPS SA	6,766,800	92,624
	Jeronimo Martins SGPS SA	3,602,462	78,212
	EDP Renovaveis SA	3,161,654	68,769
	Banco Comercial Portugues SA	101,326,949	21,588
	REN - Redes Energeticas Nacionais SGPS SA	5,168,964	14,207
	NOS SGPS SA	3,035,595	13,018
	Sonae SGPS SA	12,279,326	12,516
	Navigator Co. SA	3,219,869	11,273
	CTT-Correios de Portugal SA	2,117,745	8,192
*	Greenvolt-Energias Renovaveis SA	752,789	6,311
[1]	Altri SGPS SA	947,394	4,783
	Corticeira Amorim SGPS SA	396,437	3,922
	Semapa-Sociedade de Investimento e Gestao	183,875	2,427
			522,373
Qatar (0.3%)
	Qatar National Bank QPSC	58,833,224	291,636
	Qatar Islamic Bank SAQ	23,844,046	129,081
	Industries Qatar QSC	20,871,482	80,864
	Commercial Bank PSQC	44,699,661	73,896
	Masraf Al Rayan QSC	82,098,021	61,814
	Qatar International Islamic Bank QSC	15,524,206	44,099
	Qatar Fuel QSC	7,721,426	37,945
	Qatar Gas Transport Co. Ltd.	35,878,136	37,551
	Mesaieed Petrochemical Holding Co.	57,888,144	34,341
	Qatar Electricity & Water Co. QSC	6,047,922	29,564
	Ooredoo QPSC	11,006,808	27,045
	Barwa Real Estate Co.	26,523,359	20,746
	Qatar Navigation QSC	7,431,590	19,450
	Qatar Aluminum Manufacturing Co.	35,942,575	18,045
	Doha Bank QPSC	31,446,695	16,725
	Qatar Insurance Co. SAQ	21,014,547	10,553
	Vodafone Qatar QSC	21,157,404	9,990
	United Development Co. QSC	21,697,445	7,227
*	Ezdan Holding Group QSC	20,333,212	5,608
	Al Meera Consumer Goods Co. QSC	1,262,792	5,593

		Shares	Market Value ($000)
*	Gulf International Services QSC	11,415,128	5,572
	Medicare Group	3,149,595	5,378
*	Estithmar Holding QPSC	451,510	209
			972,932
Romania (0.0%)
	Banca Transilvania SA	7,559,059	33,167
	OMV Petrom SA	206,820,144	21,117
	Societatea Nationala Nuclearelectrica SA	670,708	6,568
	One United Properties SA	21,781,520	4,240
*	MED Life SA	956,265	4,040
	Teraplast SA	15,627,857	2,132
			71,264
Russia (0.0%)
*,3	Sberbank of Russia PJSC	131,579,417	—
*,3	Mechel PJSC ADR	691,625	—
*,3	Mobile TeleSystems PJSC ADR	2,547,828	—
*,3	Surgutneftegas PJSC ADR	868,468	—
*,3	Sistema PJSFC GDR	697	—
*,3	Novatek PJSC GDR	7,017	—
*,3	Novolipetsk Steel PJSC GDR	977,419	—
*,3	Unipro PJSC	159,150,678	—
*,3	Severstal PAO GDR	543,443	—
*,3	Magnit PJSC GDR	3	—
[3]	PhosAgro PJSC	452,919	—
*,3	Mechel PJSC Preference Shares	1,017,064	—
[3]	OGK-2 PJSC	282,563,407	—
*,3	Polyus PJSC	50,544	—
*,3	Raspadskaya OJSC	802,310	—
*,3	TGC-1 PJSC	7,192,136,259	—
[3]	RusHydro PJSC	1,558,337,672	—
*,3	Aeroflot PJSC	13,516,903	—
[3]	Rostelecom PJSC	12,792,702	—
*,3	Mechel PJSC	1,344,496	—
[3]	Tatneft PJSC	15,352,037	—
[3]	Rosseti Lenenergo PJSC Preference Shares	912,167	—
*,3	Novolipetsk Steel PJSC	5,216,652	—
[3]	Mobile TeleSystems PJSC	6,090,423	—
*,3	Magnit PJSC	959,764	—
[3]	Novatek PJSC	13,650,994	—
[3]	Gazprom PJSC	135,012,958	—
[3]	Mosenergo PJSC	75,973,956	—
[3]	Transneft PJSC Preference Shares	20,177	—
*,3	Federal Grid Co. Unified Energy System PJSC	3,807,787,542	—
[3]	LUKOIL PJSC	4,927,110	—
*,3	M.Video PJSC	692,424	—
[3]	Rosneft Oil Co. PJSC	15,028,017	—
*,3	Magnitogorsk Iron & Steel Works PJSC	27,346,793	—
[3]	Tatneft PJSC Preference Shares	1,942,172	—
*,3	VTB Bank PJSC	65,333,888,711	—
[3]	MMC Norilsk Nickel PJSC	643,469	—
*,3	ROSSETI PJSC	419,261,133	—
[3]	Inter RAO UES PJSC	463,184,131	—
*,3	EL5-ENERO PJSC	162,490,090	—
[3]	Bashneft PJSC	215,214	—
*,3	Sistema PJSFC	38,039,921	—
*,3	Severstal PAO	1,964,967	—
[3]	Surgutneftegas PJSC	81,275,768	—

		Shares	Market Value ($000)
[3]	Surgutneftegas PJSC Preference Shares	101,260,284	—
*,3	Alrosa PJSC	32,391,627	—
*,3	Moscow Exchange MICEX-RTS PJSC	18,622,385	—
*,2,3	Detsky Mir PJSC	6,909,739	—
*,3	MMC Norilsk Nickel PJSC ADR	21,237	—
*,3	Polyus PJSC GDR	618,167	—
*,3	Tatneft PJSC ADR	601,213	—
*,3	LSR Group PJSC Class A	25,742	—
[3]	United Co. RUSAL International PJSC	32,707,076	—
*,3	Tatneft PJSC ADR (OOTC)	74,923	—
*,3	Credit Bank of Moscow PJSC	170,771,500	—
*,3	Sovcomflot PJSC	2,097,559	—
[3]	Novorossiysk Commercial Sea Port PJSC	35,580,873	—
[3]	Cherkizovo Group PJSC	16,416	—
[3]	Samolet Group	109,996	—
[3]	Bank St. Petersburg PJSC	314,414	—
[3]	IDGC of Centre & Volga Region PJSC	45,593,366	—
[2,3]	Segezha Group PJSC	16,822,200	—
*,3	PhosAgro PJSC (Registered) GDR	8,608	—
			—
Saudi Arabia (1.1%)
*	Al Rajhi Bank	25,952,074	569,681
	Saudi National Bank	28,787,269	364,435
[2]	Saudi Arabian Oil Co.	37,031,690	326,712
	Saudi Basic Industries Corp.	11,915,771	295,697
	Saudi Telecom Co.	23,781,785	234,707
*	Saudi Arabian Mining Co.	10,700,444	211,733
	Riyad Bank	19,459,294	160,508
	Saudi British Bank	13,254,335	128,426
	Alinma Bank	12,955,030	114,134
	SABIC Agri-Nutrients Co.	3,091,791	113,361
	Banque Saudi Fransi	7,785,501	85,133
*	Bank AlBilad	6,493,148	77,973
	Dr Sulaiman Al Habib Medical Services Group Co.	1,216,104	76,010
	ACWA Power Co.	1,765,452	71,672
	Arab National Bank	8,816,180	65,178
	Saudi Electricity Co.	10,349,870	63,776
	Almarai Co. JSC	3,324,490	49,268
	Sahara International Petrochemical Co.	4,776,820	47,526
	Etihad Etisalat Co.	4,988,878	47,131
	Yanbu National Petrochemical Co.	3,629,034	43,004
	Bupa Arabia for Cooperative Insurance Co.	950,906	39,672
*	Saudi Kayan Petrochemical Co.	9,765,833	34,814
	Mouwasat Medical Services Co.	630,561	34,715
	Saudi Industrial Investment Group	4,906,814	32,603
	Elm Co.	339,733	32,389
	Saudi Investment Bank	6,543,727	31,437
	Jarir Marketing Co.	779,041	31,313
	Savola Group	3,496,785	28,058
	Saudi Tadawul Group Holding Co.	636,618	27,583
	Bank Al-Jazira	5,302,223	27,524
	Nahdi Medical Co.	514,183	26,085
*	Dar Al Arkan Real Estate Development Co.	7,065,956	23,648
	Arabian Internet & Communications Services Co.	332,364	22,506
*	Saudi Research & Media Group	429,857	21,552
	Advanced Petrochemical Co.	1,671,522	21,081
	Dallah Healthcare Co.	503,652	18,465
*	Co. for Cooperative Insurance	808,478	18,158

		Shares	Market Value ($000)
*	Rabigh Refining & Petrochemical Co.	5,486,862	16,423
*	Mobile Telecommunications Co. Saudi Arabia	5,833,187	16,324
	Abdullah Al Othaim Markets Co.	574,148	16,152
*	National Industrialization Co.	4,356,016	14,413
	Saudi Cement Co.	1,005,384	13,926
	Al Hammadi Holding	1,031,788	13,258
	Saudia Dairy & Foodstuff Co.	207,818	13,046
*	Emaar Economic City	5,854,438	12,814
	Southern Province Cement Co.	926,777	12,464
	Arabian Centres Co. Ltd.	2,111,213	11,303
*	Saudi Airlines Catering Co.	526,779	10,656
	Qassim Cement Co.	578,794	10,392
	Aldrees Petroleum & Transport Services Co.	486,542	10,349
	United Electronics Co.	503,857	10,216
*	Yamama Cement Co.	1,331,692	10,198
	Yanbu Cement Co.	1,025,824	10,152
*	Seera Group Holding	1,923,013	9,511
	Leejam Sports Co. JSC	331,433	7,508
	Jadwa REIT Saudi Fund	2,169,391	7,254
	Astra Industrial Group	483,429	7,008
*	Saudi Ground Services Co.	1,164,509	6,922
	National Gas & Industrialization Co.	469,633	6,593
	Eastern Province Cement Co.	540,784	6,328
	Arabian Cement Co.	664,126	6,309
	National Medical Care Co.	296,424	6,277
	United International Transportation Co.	447,816	5,994
	BinDawood Holding Co.	368,114	5,942
*	Saudi Real Estate Co.	1,783,734	5,825
	Arriyadh Development Co.	1,146,483	5,822
	City Cement Co.	922,357	5,172
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	790,730	4,845
	Saudi Ceramic Co.	513,310	4,229
*	Middle East Healthcare Co.	566,357	4,180
*	National Agriculture Development Co.	668,591	4,165
	Saudi Chemical Co. Holding	561,232	4,040
	Najran Cement Co.	1,156,847	3,907
*	Saudi Public Transport Co.	827,655	3,782
	Northern Region Cement Co.	1,195,425	3,608
*	Dur Hospitality Co.	553,591	3,456
	Bawan Co.	394,654	3,420
*	Methanol Chemicals Co.	440,406	3,073
*	Al Jouf Cement Co.	732,810	2,507
*	Herfy Food Services Co.	255,467	2,477
*	Sinad Holding Co.	790,535	2,330
	Hail Cement Co.	696,664	2,211
*	Fawaz Abdulaziz Al Hokair & Co.	452,361	2,207
	Tabuk Cement Co.	536,351	2,153
*	Zamil Industrial Investment Co.	385,321	1,743
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	656,149	1,736
			3,972,288
Singapore (0.9%)
	DBS Group Holdings Ltd.	23,904,861	654,426
	Oversea-Chinese Banking Corp. Ltd.	46,409,044	458,538
	United Overseas Bank Ltd.	17,030,693	387,119
	Singapore Telecommunications Ltd.	99,258,616	190,096
	CapitaLand Integrated Commercial Trust	66,911,819	109,477
	Keppel Corp. Ltd.	18,316,052	105,751
	Capitaland Investment Ltd.	33,759,125	102,277

		Shares	Market Value ($000)
	CapitaLand Ascendas REIT	45,140,427	99,337
	Wilmar International Ltd.	27,688,755	86,085
	Singapore Airlines Ltd.	16,785,456	75,902
	Singapore Exchange Ltd.	10,752,043	75,732
	Genting Singapore Ltd.	75,858,482	57,452
	Singapore Technologies Engineering Ltd.	20,213,703	56,832
	Mapletree Logistics Trust	42,552,487	55,012
	Venture Corp. Ltd.	3,418,161	48,269
	Mapletree Industrial Trust	24,788,203	45,049
	Mapletree Pan Asia Commercial Trust	30,256,413	42,099
	City Developments Ltd.	6,185,320	39,257
	Frasers Logistics & Commercial Trust	37,451,828	36,047
	UOL Group Ltd.	6,506,159	34,714
	Sembcorp Industries Ltd.	11,951,317	32,958
	Suntec REIT	27,813,509	29,737
	Jardine Cycle & Carriage Ltd.	1,298,922	28,797
	Keppel DC REIT	16,921,888	26,376
	NetLink NBN Trust	38,241,929	25,504
	ComfortDelGro Corp. Ltd.	26,865,104	24,612
	Frasers Centrepoint Trust	14,303,131	24,249
*	Sembcorp Marine Ltd.	203,509,694	22,094
	CapitaLand Ascott Trust	25,359,658	21,498
	Keppel REIT	28,361,867	20,903
	Keppel Infrastructure Trust	47,124,433	20,662
	ESR-LOGOS REIT	70,810,736	20,556
*	SATS Ltd.	8,387,499	19,356
	Haw Par Corp. Ltd.	2,062,123	15,384
	CapitaLand China Trust	15,169,019	14,464
	Parkway Life REIT	4,651,226	14,396
	Raffles Medical Group Ltd.	12,377,395	13,691
	Lendlease Global Commercial REIT	24,635,344	13,643
	Hutchison Port Holdings Trust	66,027,660	13,585
	CDL Hospitality Trusts	11,661,268	12,033
	PARAGON REIT	16,180,587	12,023
	Olam Group Ltd.	9,604,655	11,678
	Capitaland India Trust	11,576,575	10,704
	AEM Holdings Ltd.	3,617,410	9,603
	AIMS APAC REIT	8,302,886	8,685
	Singapore Post Ltd.	18,880,194	8,066
	First Resources Ltd.	6,846,437	8,024
	iFAST Corp. Ltd.	1,986,531	7,899
	OUE Commercial REIT	27,139,046	7,245
	Starhill Global REIT	16,164,269	7,031
	Manulife US REIT	21,233,261	7,024
	Sheng Siong Group Ltd.	5,450,062	6,811
	Cromwell European REIT	3,841,569	6,728
	StarHub Ltd.	6,987,557	6,078
	Far East Hospitality Trust	11,781,183	6,023
	UMS Holdings Ltd.	5,880,496	5,947
	Keppel Pacific Oak US REIT	10,750,306	5,760
	Digital Core REIT Management Pte. Ltd.	8,895,867	5,623
*	SIA Engineering Co. Ltd.	2,872,141	5,463
	Hour Glass Ltd.	3,068,976	4,870
	Prime US REIT	8,617,538	4,492
	Thomson Medical Group Ltd.	79,064,139	4,405
	Sabana Industrial REIT	10,443,296	3,547
	Riverstone Holdings Ltd.	7,006,599	3,449
	First REIT	15,850,033	3,385

		Shares	Market Value ($000)
	Silverlake Axis Ltd.	10,580,209	2,910
	Nanofilm Technologies International Ltd.	2,486,870	2,748
*	COSCO SHIPPING International Singapore Co. Ltd.	12,398,926	1,807
	Bumitama Agri Ltd.	3,846,191	1,779
*	Yoma Strategic Holdings Ltd.	15,880,437	1,506
*,1,3	Ezra Holdings Ltd.	20,298,532	170
*,3	Eagle Hospitality Trust	11,225,800	—
			3,355,452
South Africa (1.0%)
	Naspers Ltd.	2,803,597	542,045
	FirstRand Ltd.	65,532,673	243,493
	MTN Group Ltd.	23,779,485	201,284
	Standard Bank Group Ltd.	17,545,118	175,060
	Sasol Ltd.	7,362,263	133,749
	Gold Fields Ltd.	11,592,163	132,126
	Absa Group Ltd.	10,980,909	126,196
	Impala Platinum Holdings Ltd.	10,731,884	124,445
	AngloGold Ashanti Ltd.	5,529,240	116,253
	Capitec Bank Holdings Ltd.	1,121,530	115,839
	Sibanye Stillwater Ltd.	36,959,744	97,694
	Bid Corp. Ltd.	4,396,321	90,761
	Shoprite Holdings Ltd.	6,410,593	88,743
	Sanlam Ltd.	23,286,840	75,464
	Nedbank Group Ltd.	5,558,741	72,046
	Bidvest Group Ltd.	4,494,509	58,043
	Vodacom Group Ltd.	7,909,941	55,590
*	Discovery Ltd.	6,970,975	55,448
	Anglo American Platinum Ltd.	741,894	55,175
	Remgro Ltd.	6,727,217	54,120
	Woolworths Holdings Ltd.	12,360,485	53,614
[1]	Clicks Group Ltd.	3,223,812	49,208
*	Northam Platinum Holdings Ltd.	4,893,786	47,997
	Aspen Pharmacare Holdings Ltd.	4,891,176	42,674
	Exxaro Resources Ltd.	3,184,412	39,964
	NEPI Rockcastle NV	6,122,739	38,042
	Growthpoint Properties Ltd.	45,270,123	36,501
	Reinet Investments SCA	1,776,445	33,560
	Mr Price Group Ltd.	3,408,846	32,259
[1]	Old Mutual Ltd. (AQXE)	44,459,392	30,090
[2]	Pepkor Holdings Ltd.	24,018,639	28,391
	MultiChoice Group	4,082,779	28,189
	Foschini Group Ltd.	4,283,099	26,773
	Harmony Gold Mining Co. Ltd.	7,098,967	25,282
	Tiger Brands Ltd.	2,080,200	24,886
	Investec Ltd.	3,798,429	24,128
	African Rainbow Minerals Ltd.	1,406,279	23,061
	Sappi Ltd.	7,582,536	22,477
	Kumba Iron Ore Ltd.	721,030	22,078
	OUTsurance Group Ltd.	10,635,767	22,003
	Redefine Properties Ltd.	87,961,560	20,360
	SPAR Group Ltd.	2,559,438	20,252
	Thungela Resources Ltd.	1,545,439	20,070
	Truworths International Ltd.	4,875,222	18,579
	AVI Ltd.	4,315,537	18,420
	Momentum Metropolitan Holdings	16,820,587	18,348
	Life Healthcare Group Holdings Ltd.	18,411,041	18,077
*	Distell Group Holdings Ltd.	1,714,307	17,190
[1]	Netcare Ltd.	19,152,919	15,782

		Shares	Market Value ($000)
	Transaction Capital Ltd.	7,497,730	14,894
	Pick n Pay Stores Ltd.	4,612,820	14,777
	Motus Holdings Ltd.	1,985,568	14,068
	Resilient REIT Ltd.	4,211,016	12,802
	Barloworld Ltd.	2,474,010	12,790
	Royal Bafokeng Platinum Ltd.	1,008,780	9,625
	Old Mutual Ltd.	13,959,899	9,516
*	Fortress Real Estate Investments Ltd. Class A (XJSE)	14,947,053	8,733
	Equites Property Fund Ltd.	9,472,755	8,671
	Vukile Property Fund Ltd.	11,359,059	8,613
	Omnia Holdings Ltd.	2,348,669	8,468
	Santam Ltd.	521,279	8,408
	MAS plc	6,700,291	8,228
	Hyprop Investments Ltd.	4,268,998	8,204
[2]	Dis-Chem Pharmacies Ltd.	4,717,899	8,102
	JSE Ltd.	1,192,435	7,953
	KAP Industrial Holdings Ltd.	32,287,058	7,700
	Super Group Ltd.	4,832,266	7,671
	Ninety One Ltd.	3,080,461	7,614
*	Telkom SA SOC Ltd.	3,796,932	7,596
	Advtech Ltd.	6,642,757	7,086
	AECI Ltd.	1,401,089	7,055
	Coronation Fund Managers Ltd.	3,466,265	6,980
	Reunert Ltd.	1,920,221	6,331
	DataTec Ltd.	2,569,945	5,034
	DRDGOLD Ltd.	6,066,626	4,845
	Sun International Ltd.	2,367,072	4,643
	Astral Foods Ltd.	484,185	4,487
	Tsogo Sun Gaming Ltd.	6,415,418	4,372
	SA Corporate Real Estate Ltd.	30,384,496	4,028
*	Wilson Bayly Holmes-Ovcon Ltd.	696,400	3,951
*	Fortress Real Estate Investments Ltd. Class B (XJSE)	14,360,664	3,910
	Attacq Ltd.	8,461,360	3,562
	Investec Property Fund Ltd.	6,578,354	3,541
	Curro Holdings Ltd.	6,531,294	3,424
	Thungela Resources Ltd. (XJSE)	223,018	2,984
	Cashbuild Ltd.	272,175	2,938
	Raubex Group Ltd.	2,130,266	2,938
[1]	Adcock Ingram Holdings Ltd.	993,446	2,921
*,1	Brait plc	11,470,719	2,520
	Emira Property Fund Ltd.	3,808,581	2,128
*	Blue Label Telecoms Ltd.	7,059,433	2,113
*	Zeda Ltd.	2,474,010	1,891
	Alexander Forbes Group Holdings Ltd.	4,709,839	1,332
*	Steinhoff International Holdings NV (XJSE)	39,604,548	1,150
*,1	Steinhoff International Holdings NV (XETR)	19,211,203	545
			3,722,971
South Korea (3.4%)
	Samsung Electronics Co. Ltd.	62,493,067	3,112,796
	SK Hynix Inc.	7,106,691	514,126
	Samsung Electronics Co. Ltd. Preference Shares	10,814,220	485,278
	Samsung SDI Co. Ltd.	693,049	388,386
	LG Chem Ltd.	613,846	346,457
	NAVER Corp.	1,892,283	314,357
	Hyundai Motor Co.	1,830,697	249,563
	POSCO Holdings Inc.	982,878	241,520
	KB Financial Group Inc.	5,103,682	232,587
[1]	Shinhan Financial Group Co. Ltd.	6,548,466	221,432

		Shares	Market Value ($000)
*	Kakao Corp.	3,976,594	200,171
*,1	LG Energy Solution Ltd.	455,396	193,703
	Celltrion Inc.	1,449,182	191,265
	Kia Corp.	3,384,251	184,381
*,2	Samsung Biologics Co. Ltd.	241,688	156,053
	Hana Financial Group Inc.	3,788,521	150,507
	Hyundai Mobis Co. Ltd.	808,475	135,183
	LG Electronics Inc.	1,448,465	118,687
	Samsung C&T Corp.	1,103,309	106,559
*	KT&G Corp.	1,409,362	105,718
*	SK Innovation Co. Ltd.	688,082	91,457
	Woori Financial Group Inc.	8,336,711	86,959
	Samsung Electro-Mechanics Co. Ltd.	733,431	85,660
*	LG Corp.	1,168,104	78,665
	SK Inc.	476,228	77,034
*	NCSoft Corp.	208,040	77,002
*	Doosan Enerbility Co. Ltd.	5,509,968	75,347
[1]	LG H&H Co. Ltd.	118,464	71,820
	Samsung Fire & Marine Insurance Co. Ltd.	424,634	70,016
*,1	HMM Co. Ltd.	3,843,154	68,345
[1]	POSCO Chemical Co. Ltd.	357,843	65,592
	Celltrion Healthcare Co. Ltd.	1,302,726	60,968
*,1	Krafton Inc.	386,001	56,692
	Samsung Life Insurance Co. Ltd.	978,881	56,356
*	Hanwha Solutions Corp.	1,500,653	55,613
*,1	Korea Zinc Co. Ltd.	125,628	55,331
[1]	L&F Co. Ltd.	305,141	51,514
*,1	KakaoBank Corp.	2,235,368	49,598
*	Amorepacific Corp.	416,217	49,474
	Samsung SDS Co. Ltd.	478,013	48,746
*	Korean Air Lines Co. Ltd.	2,394,541	47,379
*	Korea Electric Power Corp.	2,808,018	45,336
*	Samsung Engineering Co. Ltd.	2,079,695	43,890
[1]	Ecopro BM Co. Ltd.	518,890	42,366
[1]	LG Innotek Co. Ltd.	185,375	41,300
	Hyundai Motor Co. Preference Shares (XKRX)	562,090	39,363
	S-Oil Corp.	540,076	38,960
*	Samsung Heavy Industries Co. Ltd.	8,190,439	38,706
*	SK Square Co. Ltd.	1,303,157	38,605
*,1	HYBE Co. Ltd.	240,432	37,828
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	568,907	36,949
*	Korea Aerospace Industries Ltd.	925,950	36,334
*,1	Coway Co. Ltd.	745,721	33,817
*,1	Lotte Chemical Corp.	233,013	33,642
*,1	HLB Inc.	1,330,804	33,113
	HD Hyundai Co. Ltd.	664,183	33,016
	Hyundai Glovis Co. Ltd.	243,250	32,920
*	LG Display Co. Ltd.	2,945,542	32,799
*	DB Insurance Co. Ltd.	590,216	31,453
	CJ CheilJedang Corp.	107,707	30,218
*	Hanwha Aerospace Co. Ltd.	457,175	29,985
*	Yuhan Corp.	695,032	29,584
*	Meritz Fire & Marine Insurance Co. Ltd.	666,670	29,482
*	Hyundai Engineering & Construction Co. Ltd.	942,978	29,317
*	Orion Corp.	285,343	28,883
*	Industrial Bank of Korea	3,383,945	28,243
	Hyundai Steel Co.	993,740	27,758
*,1	Kumho Petrochemical Co. Ltd.	223,933	26,934

		Shares	Market Value ($000)
*	Kangwon Land Inc.	1,392,521	26,683
[1]	Hotel Shilla Co. Ltd.	410,995	26,560
*,1	F&F Co. Ltd.	209,207	25,953
*	Hankook Tire & Technology Co. Ltd.	976,057	25,758
*	Korea Investment Holdings Co. Ltd.	501,793	25,606
	LG Uplus Corp.	2,815,509	25,461
*	GS Holdings Corp.	678,681	24,387
*	Mirae Asset Securities Co. Ltd.	4,323,064	23,999
	LG Chem Ltd. Preference Shares	96,337	23,989
[1]	Ecopro Co. Ltd.	238,016	23,958
	Samsung Securities Co. Ltd.	833,979	22,702
	BNK Financial Group Inc.	3,862,499	22,282
*	E-MART Inc.	255,602	21,723
*,1	JYP Entertainment Corp.	362,575	21,495
*,1	Hyundai Rotem Co. Ltd.	953,556	21,477
	Fila Holdings Corp.	674,868	21,316
*	Hanmi Pharm Co. Ltd.	99,925	20,876
	Hyundai Marine & Fire Insurance Co. Ltd.	795,830	20,036
*,1	SKC Co. Ltd.	254,012	19,802
*,1	SK Biopharmaceuticals Co. Ltd.	321,169	18,956
*	Hansol Chemical Co. Ltd.	108,558	18,718
*,1,2	SK IE Technology Co. Ltd.	332,099	18,257
	Meritz Securities Co. Ltd.	3,412,450	17,814
*,1	Hyundai Heavy Industries Co. Ltd.	193,550	17,569
*,1	Hyundai Mipo Dockyard Co. Ltd.	265,894	17,461
*,1	OCI Co. Ltd.	236,728	17,385
*	Shinsegae Inc.	91,110	17,197
*,1	DB HiTek Co. Ltd.	459,342	17,039
[1]	LEENO Industrial Inc.	121,223	16,923
*,1	SM Entertainment Co. Ltd.	226,532	16,296
	Cheil Worldwide Inc.	908,206	16,230
*	GS Engineering & Construction Corp.	842,526	16,068
*,1	SK Bioscience Co. Ltd.	261,554	16,051
*	Hanwha Corp.	694,163	16,023
	Hanon Systems	2,130,518	15,894
*	HL Mando Co. Ltd.	436,831	15,888
[1]	JB Financial Group Co. Ltd.	1,883,154	15,559
*,1	Pearl Abyss Corp.	407,038	15,087
*,1	Kakao Games Corp.	380,213	14,455
*,1	Celltrion Pharm Inc.	270,792	14,137
*	Youngone Corp.	391,998	13,941
*,1	Kakaopay Corp.	277,476	13,867
*,1	KIWOOM Securities Co. Ltd.	171,425	13,746
[1]	CS Wind Corp.	258,064	13,506
*	Alteogen Inc.	447,483	13,483
*,1	Hyosung TNC Corp.	39,650	13,412
*	LS Corp.	232,183	13,346
*	NH Investment & Securities Co. Ltd.	1,779,535	13,334
*	DGB Financial Group Inc.	2,042,019	13,229
*,1	Hyosung Advanced Materials Corp.	42,164	13,202
	Hyundai Motor Co. Preference Shares	184,527	12,914
*	AMOREPACIFIC Group	384,027	12,856
*	CosmoAM&T Co. Ltd.	262,071	12,686
*,1	DL E&C Co. Ltd.	405,364	12,595
	Posco International Corp.	650,928	12,464
*	BGF retail Co. Ltd.	81,349	12,330
*,1	Pan Ocean Co. Ltd.	2,456,269	12,100
	Meritz Financial Group Inc.	343,593	12,032

		Shares	Market Value ($000)
*,1	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	635,050	11,994
*	GS Retail Co. Ltd.	506,510	11,904
[1]	S-1 Corp.	252,986	11,837
*	CJ ENM Co. Ltd.	134,593	11,774
*,1	Iljin Materials Co. Ltd.	228,268	11,738
	NongShim Co. Ltd.	41,924	11,689
*,1	WONIK IPS Co. Ltd.	461,794	11,672
	SK Telecom Co. Ltd.	306,527	11,616
[1]	Hyundai Doosan Infracore Co. Ltd.	1,808,757	11,466
*,1	CJ Corp.	170,318	11,418
*	Lotte Shopping Co. Ltd.	148,005	11,343
*,1	Samchully Co. Ltd.	28,333	11,243
*,1,2	Netmarble Corp.	225,171	11,216
*	LOTTE Fine Chemical Co. Ltd.	238,012	11,118
[1]	KCC Corp.	57,166	11,014
*,1	Dongjin Semichem Co. Ltd.	399,368	10,951
*,1	Doosan Fuel Cell Co. Ltd.	400,522	10,909
[1]	Chunbo Co. Ltd.	55,325	10,779
*	Koh Young Technology Inc.	763,815	10,719
[1]	Soulbrain Co. Ltd.	56,038	10,700
[1]	SD Biosensor Inc.	438,988	10,251
*,1	HLB Life Science Co. Ltd.	1,102,056	10,032
	Hyundai Electric & Energy System Co. Ltd.	294,421	9,620
*	Kolon Industries Inc.	255,886	9,530
*	Hyundai Department Store Co. Ltd.	189,775	9,521
*	LIG Nex1 Co. Ltd.	144,578	9,520
*	Korea Gas Corp.	346,291	9,405
*,1	Korea Electric Power Corp. ADR	1,169,480	9,379
	Samsung Card Co. Ltd.	378,083	9,323
*,1	Hanjin Kal Corp.	279,027	9,294
*,1	Lotte Corp.	351,355	9,261
*,1	Hyundai Bioscience Co. Ltd.	472,499	9,232
*,1	Daewoo Engineering & Construction Co. Ltd.	2,357,161	9,218
	Doosan Bobcat Inc.	324,453	9,207
	SK Chemicals Co. Ltd.	133,422	9,117
*	Hyundai Wia Corp.	207,831	9,087
*,1	Daejoo Electronic Materials Co. Ltd.	129,091	9,068
*,1	LS Electric Co. Ltd.	205,299	8,931
[1]	People & Technology Inc.	245,575	8,916
*	LX International Corp.	308,226	8,823
*,1	KEPCO Engineering & Construction Co. Inc.	164,232	8,815
*,1	Paradise Co. Ltd.	599,600	8,811
*	Hugel Inc.	76,209	8,801
*,1	Hite Jinro Co. Ltd.	409,957	8,786
*,1	KMW Co. Ltd.	393,194	8,679
*,1	Hanwha Systems Co. Ltd.	794,930	8,670
*,1	SAM KANG M&T Co. Ltd.	511,695	8,645
[1]	LX Semicon Co. Ltd.	131,030	8,616
*	SOLUM Co. Ltd.	464,693	8,473
*	Dentium Co. Ltd.	86,983	8,360
*,1	Dongkuk Steel Mill Co. Ltd.	740,794	8,263
[1]	Seegene Inc.	367,719	8,207
*	Hanwha Life Insurance Co. Ltd.	3,666,187	8,189
*,1	DL Holdings Co. Ltd.	164,480	8,183
*	Korean Reinsurance Co.	1,318,208	8,081
*,1	CJ Logistics Corp.	109,516	8,045
*,1	Hyundai Elevator Co. Ltd.	328,187	7,971
*,1	Daewoong Pharmaceutical Co. Ltd.	64,008	7,942

		Shares	Market Value ($000)
*,1	KEPCO Plant Service & Engineering Co. Ltd.	279,561	7,888
	Daeduck Electronics Co. Ltd.	446,922	7,848
*,1	ST Pharm Co. Ltd.	117,895	7,831
*,1	Green Cross Corp.	72,719	7,647
*,1	Hana Tour Service Inc.	144,432	7,587
[1]	SFA Engineering Corp.	246,748	7,516
*	Hyundai Construction Equipment Co. Ltd.	154,268	7,429
*,1	Shin Poong Pharmaceutical Co. Ltd.	435,133	7,400
*,1	Chong Kun Dang Pharmaceutical Corp.	109,217	7,253
*,1	Poongsan Corp.	245,542	7,222
	Douzone Bizon Co. Ltd.	252,619	7,220
*	Kolmar Korea Co. Ltd.	198,936	7,218
*,1	Wemade Co. Ltd.	225,108	7,212
*,1	Naturecell Co. Ltd.	628,479	6,975
*,1	Foosung Co. Ltd.	670,500	6,975
	SSANGYONG C&E Co. Ltd.	1,475,963	6,914
*,1	Sam Chun Dang Pharm Co. Ltd.	175,286	6,893
	Medytox Inc.	63,079	6,870
*	Ottogi Corp.	17,655	6,827
[1]	Dongsuh Cos. Inc.	401,203	6,824
*	Hanmi Semiconductor Co. Ltd.	585,099	6,822
*	Chabiotech Co. Ltd.	589,413	6,821
*,1	Hyosung Corp.	118,200	6,788
[1]	Com2uSCorp	123,768	6,738
*,1	LegoChem Biosciences Inc.	222,285	6,698
*	Eo Technics Co. Ltd.	109,001	6,676
*	GeneOne Life Science Inc.	947,687	6,588
*,1	Advanced Nano Products Co. Ltd.	94,510	6,484
*,1	Cosmax Inc.	100,227	6,411
*,1	YG Entertainment Inc.	148,806	6,323
*,1	HK inno N Corp.	196,135	6,294
*,1	Hanall Biopharma Co. Ltd.	466,768	6,264
*,1	Bioneer Corp.	285,018	6,215
*,1	MegaStudyEdu Co. Ltd.	101,642	6,167
*	SK Networks Co. Ltd.	1,850,632	6,123
*,1	SIMMTECH Co. Ltd.	244,999	6,076
*,1	Park Systems Corp.	60,600	6,060
*,1	Taihan Electric Wire Co. Ltd.	4,621,569	6,041
*,1	Ahnlab Inc.	78,761	6,020
*,1	Oscotec Inc.	378,296	5,920
*	Pharmicell Co. Ltd.	694,271	5,913
*,1	Doosan Co. Ltd.	77,881	5,906
[1]	Ecopro HN Co. Ltd.	143,313	5,904
*,1	AfreecaTV Co. Ltd.	90,662	5,894
	LG Electronics Inc. Preference Shares	158,057	5,892
*,1	STCUBE	538,777	5,720
	ESR Kendall Square REIT Co. Ltd.	1,707,631	5,694
*	Asiana Airlines Inc.	451,128	5,637
*,1	BH Co. Ltd.	334,697	5,622
*	NHN Corp.	235,946	5,613
*,1	HDC Hyundai Development Co-Engineering & Construction	618,924	5,585
	JR Global REIT	1,526,111	5,565
*	Solus Advanced Materials Co. Ltd.	171,776	5,542
*,1	Studio Dragon Corp.	83,433	5,481
*,1	GemVax & Kael Co. Ltd.	455,742	5,464
*	Sungeel Hitech Co. Ltd.	63,369	5,432
*	Youlchon Chemical Co. Ltd.	168,675	5,408
*	Lotte Chilsung Beverage Co. Ltd.	41,308	5,374

		Shares	Market Value ($000)
	Hyundai Autoever Corp.	58,538	5,364
	SK REITs Co. Ltd.	1,279,276	5,364
	Innocean Worldwide Inc.	146,157	5,325
*	Daou Technology Inc.	284,696	5,315
	LG H&H Co. Ltd. Preference Shares	20,353	5,266
[1]	Hanssem Co. Ltd.	123,902	5,236
*,1	ABLBio Inc.	326,079	5,218
*,1	Neowiz	151,553	5,198
[1]	S&S Tech Corp.	210,846	5,186
*,1	Humasis Co. Ltd.	401,906	5,122
*,1	Creative & Innovative System	610,410	5,109
*,1	PI Advanced Materials Co. Ltd.	183,234	5,101
*	PharmaResearch Co. Ltd.	80,569	5,083
*	Green Cross Holdings Corp.	367,789	5,070
*,1	IS Dongseo Co. Ltd.	178,055	5,054
*	CJ CGV Co. Ltd.	322,694	5,035
*,1	Korea Petrochemical Ind Co. Ltd.	37,028	4,995
*,1	DoubleUGames Co. Ltd.	123,408	4,950
*	Hyosung Heavy Industries Corp.	84,344	4,949
*,1	Myoung Shin Industrial Co. Ltd.	355,711	4,946
	LOTTE REIT Co. Ltd.	1,484,660	4,924
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	38,862	4,918
*,1	Duk San Neolux Co. Ltd.	166,920	4,912
*	Lutronic Corp.	255,279	4,874
*,1	Genexine Inc.	400,459	4,835
*,1	Hanmi Science Co. Ltd.	196,666	4,830
*	Daewoong Co. Ltd.	267,471	4,826
*,1	Lotte Tour Development Co. Ltd.	418,916	4,754
*,1	Wysiwyg Studios Co. Ltd.	304,272	4,743
*,1	Tokai Carbon Korea Co. Ltd.	55,423	4,720
*	HAESUNG DS Co. Ltd.	144,350	4,700
[1]	Intellian Technologies Inc.	83,089	4,661
*,1	Harim Holdings Co. Ltd.	655,162	4,656
*,1	Jusung Engineering Co. Ltd.	463,149	4,605
*	TKG Huchems Co. Ltd.	285,183	4,569
[1]	Innox Advanced Materials Co. Ltd.	175,217	4,473
*,1	GOLFZON Co. Ltd.	38,816	4,469
*	Han Kuk Carbon Co. Ltd.	454,707	4,462
*,1	Enchem Co. Ltd.	90,859	4,445
*,1	SL Corp.	210,603	4,417
*	Daesang Corp.	255,239	4,416
*,1	RFHIC Corp.	220,289	4,349
*	Kumho Tire Co. Inc.	1,684,637	4,345
*	Dawonsys Co. Ltd.	346,982	4,289
*,1	NKMax Co. Ltd.	401,153	4,233
*,1	GC Cell Corp.	111,875	4,233
*	NICE Information Service Co. Ltd.	395,223	4,181
*	Taekwang Industrial Co. Ltd.	6,910	4,171
*,1	Seoul Semiconductor Co. Ltd.	475,376	4,144
*	Sebang Global Battery Co. Ltd.	106,708	4,127
*	Handsome Co. Ltd.	184,711	4,117
*,1	DongKook Pharmaceutical Co. Ltd.	295,570	4,104
*	Daishin Securities Co. Ltd.	372,579	4,079
*	Helixmith Co. Ltd.	424,474	4,053
	Korea Electric Terminal Co. Ltd.	90,810	4,033
*,1	Grand Korea Leisure Co. Ltd.	242,212	4,029
*	Hanwha Investment & Securities Co. Ltd.	1,464,075	4,018
*,1	Hana Micron Inc.	464,441	4,017

		Shares	Market Value ($000)
[1]	Posco ICT Co. Ltd.	724,167	4,010
*,1	Eoflow Co. Ltd.	261,619	3,994
[1]	Partron Co. Ltd.	564,076	3,985
*,1	Samyang Holdings Corp.	67,864	3,977
*,1	Zinus Inc.	127,009	3,959
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	134,870	3,874
*	Hyundai Greenfood Co. Ltd.	641,517	3,822
*	Daishin Securities Co. Ltd. Preference Shares	377,841	3,786
*	Korea Line Corp.	2,004,920	3,759
	Mcnex Co. Ltd.	151,112	3,751
*	LX Holdings Corp.	521,471	3,744
[1]	Eugene Technology Co. Ltd.	176,398	3,737
[1]	INTOPS Co. Ltd.	158,857	3,729
*,1	Cellivery Therapeutics Inc.	348,823	3,729
	KCC Glass Corp.	115,230	3,700
	Samsung SDI Co. Ltd. Preference Shares	14,018	3,664
*,1	Ananti Inc.	566,488	3,652
*	Hanwha General Insurance Co. Ltd.	1,033,326	3,626
*,1	Bukwang Pharmaceutical Co. Ltd.	478,267	3,625
*	SFA Semicon Co. Ltd.	1,023,047	3,606
*	HLB Therapeutics Co. Ltd.	372,654	3,605
*,1	Amicogen Inc.	227,551	3,582
*,1	Danal Co. Ltd.	729,057	3,520
	Shinhan Alpha REIT Co. Ltd.	605,619	3,515
*,1	Seojin System Co. Ltd.	259,652	3,466
[1]	SK Discovery Co. Ltd.	130,275	3,375
*,1	Yungjin Pharmaceutical Co. Ltd.	1,145,473	3,360
	Unid Co. Ltd.	47,447	3,285
*,1	Doosan Tesna Inc.	128,916	3,274
[1]	NHN KCP Corp.	278,495	3,261
	LF Corp.	232,869	3,259
*	Songwon Industrial Co. Ltd.	209,953	3,241
*,1	Hankook & Co. Co. Ltd.	295,075	3,232
	SNT Motiv Co. Ltd.	86,528	3,222
*,1	Webzen Inc.	211,730	3,206
	i-SENS Inc.	111,785	3,190
*,1	Dongwon Industries Co. Ltd.	84,450	3,164
*	Hyundai Home Shopping Network Corp.	69,303	3,156
*	Lotte Rental Co. Ltd.	137,862	3,136
*,1	Modetour Network Inc.	185,816	3,120
	Dong-A Socio Holdings Co. Ltd.	37,592	3,105
*,1	Young Poong Corp.	6,061	3,078
*,1	NEPES Corp.	216,706	3,075
*,1	Shinsegae International Inc.	153,810	3,069
	JW Pharmaceutical Corp.	187,125	3,056
*	Hanjin Transportation Co. Ltd.	169,220	3,029
*	Shinsung E&G Co. Ltd.	2,040,230	3,016
*,1	Nature Holdings Co. Ltd.	117,662	3,011
*	Youngone Holdings Co. Ltd.	60,337	3,006
[1]	Hansae Co. Ltd.	223,051	2,961
*	Eubiologics Co. Ltd.	418,800	2,953
[1]	L&C Bio Co. Ltd.	163,873	2,948
*,1	Lotte Confectionery Co. Ltd.	29,548	2,882
*	Samwha Capacitor Co. Ltd.	91,105	2,876
*	SK Securities Co. Ltd.	4,469,700	2,876
*	Orion Holdings Corp.	223,582	2,839
	SK Gas Ltd.	28,511	2,831
*	MedPacto Inc.	164,642	2,821

		Shares	Market Value ($000)
*,1	Solid Inc.	587,150	2,807
*	TY Holdings Co. Ltd.	291,894	2,793
*	NICE Holdings Co. Ltd.	254,663	2,775
*,1	Boryung	351,226	2,759
*	Dong-A ST Co. Ltd.	52,093	2,740
*	Hyosung Chemical Corp.	28,283	2,728
	TES Co. Ltd.	187,914	2,718
*,1	Advanced Process Systems Corp.	170,112	2,650
*	Ilyang Pharmaceutical Co. Ltd.	168,671	2,612
*,1	Binex Co. Ltd.	309,192	2,603
*,1	Insun ENT Co. Ltd.	364,506	2,602
*	DIO Corp.	143,992	2,594
*	CMG Pharmaceutical Co. Ltd.	1,383,322	2,583
	LX Hausys Ltd.	80,792	2,566
*	TK Corp.	192,614	2,561
*	Nexen Tire Corp.	455,439	2,485
*,1	Sungwoo Hitech Co. Ltd.	604,616	2,484
*	HLB Global Co. Ltd.	513,483	2,456
[1]	Sangsangin Co. Ltd.	499,798	2,411
*	Medipost Co. Ltd.	195,484	2,392
*,1	Komipharm International Co. Ltd.	428,242	2,388
*,1	Hancom Inc.	204,172	2,383
*,1	KH Vatec Co. Ltd.	197,214	2,376
*	BNC Korea Co. Ltd.	607,977	2,342
*	Sung Kwang Bend Co. Ltd.	216,267	2,325
*,1	iNtRON Biotechnology Inc.	331,610	2,323
*,1	ITM Semiconductor Co. Ltd.	100,548	2,312
*,1	HDC Holdings Co. Ltd.	464,161	2,310
*	Namyang Dairy Products Co. Ltd.	5,650	2,310
*,1	Com2uS Holdings Corp.	60,499	2,273
*,1	Yuanta Securities Korea Co. Ltd.	1,009,426	2,266
*,1	Ace Technologies Corp.	434,754	2,249
*	Daea TI Co. Ltd.	800,898	2,225
[1]	Seobu T&D	339,611	2,187
*	CrystalGenomics Inc.	787,258	2,186
*	OliX Pharmaceuticals Inc.	125,126	2,185
*,1	ENF Technology Co. Ltd.	115,160	2,183
*	Vieworks Co. Ltd.	83,129	2,182
*	Tongyang Inc.	2,409,270	2,168
*	Korea United Pharm Inc.	115,149	2,160
*	Amorepacific Corp. Preference Shares	53,519	2,155
*	Mirae Asset Life Insurance Co. Ltd.	887,668	2,127
*	Kwang Dong Pharmaceutical Co. Ltd.	434,519	2,125
*	HL Holdings Corp.	84,866	2,121
*	HJ Shipbuilding & Construction Co. Ltd.	650,010	2,085
*	Korea Real Estate Investment & Trust Co. Ltd.	1,850,286	2,084
*,1	UniTest Inc.	202,946	2,074
*	KISWIRE Ltd.	122,757	2,067
*	Binggrae Co. Ltd.	61,330	2,060
[1]	Hanil Cement Co. Ltd.	211,513	2,059
*,1	Mezzion Pharma Co. Ltd.	196,872	2,056
*,1	Namhae Chemical Corp.	273,548	2,053
*	InBody Co. Ltd.	112,689	2,032
*,1	Toptec Co. Ltd.	272,405	2,027
*	KUMHOE&C Co. Ltd.	340,034	2,012
*	Seah Besteel Holdings Corp.	150,066	2,010
	iMarketKorea Inc.	238,233	1,988
	Huons Co. Ltd.	82,572	1,977

		Shares	Market Value ($000)
	Hansol Paper Co. Ltd.	183,357	1,952
*,1	Cuckoo Homesys Co. Ltd.	80,217	1,949
*	KC Tech Co. Ltd.	131,583	1,947
*	HS Industries Co. Ltd.	577,669	1,941
*	Sambu Engineering & Construction Co. Ltd.	1,820,197	1,883
*,1	Kuk-il Paper Manufacturing Co. Ltd.	1,083,583	1,876
*,1	Gradiant Corp.	143,872	1,850
*	Dongwon F&B Co. Ltd.	13,754	1,834
*	Giantstep Inc.	104,385	1,812
*	Chongkundang Holdings Corp.	39,812	1,785
*	AbClon Inc.	166,586	1,722
*	SPC Samlip Co. Ltd.	28,906	1,710
*	Eugene Investment & Securities Co. Ltd.	757,438	1,702
*	Samsung Pharmaceutical Co. Ltd.	721,503	1,644
*	Tongyang Life Insurance Co. Ltd.	420,958	1,637
*	Peptron Inc.	241,087	1,637
*	LOTTE Himart Co. Ltd.	147,046	1,627
	Hyundai Bioland Co. Ltd.	143,928	1,622
*	E1 Corp.	41,656	1,604
*,1	CJ Freshway Corp.	59,987	1,588
	LG HelloVision Co. Ltd.	413,799	1,575
*	Hansol Technics Co. Ltd.	330,902	1,558
	Daeduck Co. Ltd.	282,865	1,554
*,1	OptoElectronics Solutions Co. Ltd.	96,861	1,518
*	Daol Investment & Securities Co. Ltd.	549,043	1,506
*	Dae Han Flour Mills Co. Ltd.	12,382	1,504
*,1	Inscobee Inc.	1,232,262	1,503
*	Kolon Corp.	80,912	1,472
*	Jeil Pharmaceutical Co. Ltd.	86,660	1,452
	CJ CheilJedang Corp. Preference Shares	10,855	1,451
*	Korea Asset In Trust Co. Ltd.	568,952	1,425
	Humedix Co. Ltd.	63,493	1,414
*	Wonik Holdings Co. Ltd.	482,406	1,405
*	Able C&C Co. Ltd.	260,162	1,396
*	Samyang Corp.	41,631	1,391
*	Homecast Co. Ltd.	397,746	1,387
*,1	Soulbrain Holdings Co. Ltd.	68,087	1,385
*	KISCO Corp.	251,497	1,385
*,1	Cafe24 Corp.	149,336	1,381
*	Maeil Dairies Co. Ltd.	33,318	1,376
*	Namsun Aluminum Co. Ltd.	716,551	1,375
*	Aekyung Industrial Co. Ltd.	85,731	1,371
*	Eutilex Co. Ltd.	268,300	1,370
	Hanil Holdings Co. Ltd.	146,723	1,305
*	Hankook Shell Oil Co. Ltd.	6,713	1,288
*	KC Co. Ltd.	86,219	1,287
[1]	Huons Global Co. Ltd.	71,504	1,249
*	KT Skylife Co. Ltd.	175,300	1,189
*	ICD Co. Ltd.	158,342	1,186
*	Kolmar Korea Holdings Co. Ltd.	86,871	1,173
*	BGF Co. Ltd.	325,638	1,126
*	Interflex Co. Ltd.	140,528	1,125
*	Enzychem Lifesciences Corp.	835,938	1,102
*,1	HYUNDAI Corp.	79,528	1,075
*	Cuckoo Holdings Co. Ltd.	79,060	1,057
	Woongjin Thinkbig Co. Ltd.	505,235	1,052
	Lock&Lock Co. Ltd.	184,572	1,045
*	DB Financial Investment Co. Ltd.	285,649	1,038

		Shares	Market Value ($000)
*	Kum Yang Co. Ltd.	47,207	1,022
*,1	Dongsung Pharmaceutical Co. Ltd.	194,596	1,017
*	Taeyoung Engineering & Construction Co. Ltd.	287,481	987
*	Eusu Holdings Co. Ltd.	181,342	964
*	Byucksan Corp.	498,346	962
*	Hansol Holdings Co. Ltd.	341,065	937
*	Aprogen Biologics	3,048,314	911
*	Cosmochemical Co. Ltd.	45,585	860
*,1	Cellid Co. Ltd.	76,095	810
*	Sindoh Co. Ltd.	29,753	809
*,1	Telcon RF Pharmaceutical Inc.	919,001	785
*	Kyobo Securities Co. Ltd.	162,374	764
*	Hyundai Livart Furniture Co. Ltd.	96,439	746
*	Sam Young Electronics Co. Ltd.	95,857	733
*	Anterogen Co. Ltd.	64,699	727
*	Hyundai Engineering & Construction Co. Ltd. Preference Shares	15,876	726
*	CUROCOM Co. Ltd.	1,075,427	624
*	KH FEELUX Co. Ltd.	1,164,177	595
*	Unid Btplus Co. Ltd.	74,395	440
	Samyang Foods Co. Ltd.	4,385	440
*	Hanwha Solutions Corp. Preference Shares	7,755	218
	KB Financial Group Inc. ADR	13	1
			12,630,869
Spain (1.5%)
	Iberdrola SA	78,559,699	921,644
	Banco Santander SA	219,059,998	765,601
	Banco Bilbao Vizcaya Argentaria SA	79,444,720	561,180
	Industria de Diseno Textil SA	13,845,817	432,278
*	Amadeus IT Group SA	5,942,181	374,381
[2]	Cellnex Telecom SA	7,390,190	289,607
	Repsol SA	16,521,299	271,393
	Telefonica SA	65,814,934	250,032
	CaixaBank SA	54,576,304	242,153
	Ferrovial SA	6,302,447	185,974
*,2	Aena SME SA	928,839	139,557
	Red Electrica Corp. SA	5,681,657	100,559
	Banco de Sabadell SA	74,054,687	96,817
	Endesa SA	4,174,004	83,216
	ACS Actividades de Construccion y Servicios SA	2,723,361	80,594
	Bankinter SA	9,045,818	65,266
	Acciona SA	301,579	58,838
	Enagas SA	3,261,795	58,488
*	Grifols SA	4,260,890	56,406
	Naturgy Energy Group SA	1,891,374	53,644
	Merlin Properties Socimi SA	4,408,079	43,079
	Inmobiliaria Colonial Socimi SA	4,512,067	32,910
	Viscofan SA	508,323	32,762
*	Grifols SA Preference Shares Class B	3,489,422	31,801
	Corp. ACCIONA Energias Renovables SA	749,526	30,651
	Acerinox SA	2,570,181	27,835
	Fluidra SA	1,479,818	26,125
	Mapfre SA	12,930,182	26,008
	Vidrala SA	248,974	25,115
	Cia de Distribucion Integral Logista Holdings SA	795,177	21,544
	CIE Automotive SA	677,445	20,123
[2]	Unicaja Banco SA	16,148,611	19,849
	Indra Sistemas SA	1,611,602	19,678
	Ebro Foods SA	990,723	17,020

		Shares	Market Value ($000)
*	Solaria Energia y Medio Ambiente SA	797,318	16,360
	Sacyr SA	5,081,360	15,631
*	Iberdrola SA	1,318,038	15,397
	Faes Farma SA	4,016,050	15,053
	Applus Services SA	1,838,214	14,108
	Grupo Catalana Occidente SA	427,902	13,264
	Laboratorios Farmaceuticos Rovi SA	282,625	11,976
	Pharma Mar SA	177,423	11,700
	Almirall SA	954,962	9,622
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	8,843,896	9,217
*	Melia Hotels International SA	1,367,879	9,108
[2]	Gestamp Automocion SA	2,046,011	9,034
	Construcciones y Auxiliar de Ferrocarriles SA	269,761	8,688
	Prosegur Cia de Seguridad SA	3,239,698	7,333
[2]	Global Dominion Access SA	1,561,836	6,697
	Corp. Financiera Alba SA	138,154	6,652
	Ence Energia y Celulosa SA	1,946,660	6,415
[2]	Neinor Homes SA	556,264	5,581
	Fomento de Construcciones y Contratas SA	562,333	5,462
	Lar Espana Real Estate Socimi SA	963,738	4,815
*,1	Tecnicas Reunidas SA	393,308	4,725
[2]	Prosegur Cash SA	5,813,016	4,630
[2]	Aedas Homes SA	264,912	4,462
	Atresmedia Corp. de Medios de Comunicacion SA	1,104,942	4,119
*,1	Distribuidora Internacional de Alimentacion SA	198,636,578	3,184
*	Mediaset Espana Comunicacion SA	698,142	2,501
*	ACS Actividades de Construccion y Servicios SA Rights Exp. 2/3/23	2,723,361	1,382
*,1	NH Hotel Group SA	261,569	1,079
*	Sacyr SA	112,919	346
	Banco Santander SA (XMEX)	4	—
*,1,3	Let's GOWEX SA	155,449	—
			5,690,669
Sweden (2.1%)
	Investor AB Class B	24,370,167	473,561
	Volvo AB Class B	21,346,176	423,583
	Atlas Copco AB Class A	33,369,329	395,963
	Sandvik AB	14,207,552	293,637
	Assa Abloy AB Class B	12,110,260	285,272
	Hexagon AB Class B	24,734,834	283,548
	Swedbank AB Class A	13,271,411	255,295
[2]	Evolution AB	2,112,418	237,417
	Telefonaktiebolaget LM Ericsson Class B	39,921,902	231,566
	Skandinaviska Enskilda Banken AB Class A	18,942,779	229,318
	Essity AB Class B	8,052,619	210,368
	Atlas Copco AB Class B	19,873,284	209,616
	Nibe Industrier AB Class B	19,189,916	207,333
	Svenska Handelsbanken AB Class A	19,531,750	203,678
	Boliden AB	3,610,924	162,047
	Epiroc AB Class A	8,315,105	161,785
	Investor AB Class A	6,654,563	132,816
	Alfa Laval AB	4,084,141	128,347
	Svenska Cellulosa AB SCA Class B	8,066,752	112,018
[1]	H & M Hennes & Mauritz AB Class B	8,716,688	107,357
	EQT AB	4,481,101	101,115
	SKF AB Class B	5,093,756	90,151
	Telia Co. AB	33,095,824	85,475
	Skanska AB Class B	4,725,394	83,404
	Indutrade AB	3,709,118	82,369

		Shares	Market Value ($000)
	Epiroc AB Class B	4,882,715	81,407
	Trelleborg AB Class B	3,044,802	76,134
	Getinge AB Class B	2,954,919	66,567
	Tele2 AB Class B	7,297,084	63,021
	Industrivarden AB Class C	2,338,391	61,604
	Securitas AB Class B	6,391,761	58,507
	Sagax AB Class B	2,255,052	56,094
	Lifco AB Class B	3,000,647	55,123
	SSAB AB Class B	8,070,838	55,000
	Holmen AB Class B	1,264,915	52,172
*	Swedish Orphan Biovitrum AB	2,333,782	52,045
	Beijer Ref AB Class B	3,241,212	50,002
	Saab AB Class B	1,213,868	49,694
*	Kinnevik AB Class B	3,178,933	49,137
	Husqvarna AB Class B	5,652,755	48,093
[1]	Castellum AB	3,406,527	46,741
	L E Lundbergforetagen AB Class B	970,604	44,946
*	Fastighets AB Balder Class B	8,015,748	41,299
[1]	Electrolux AB Class B	2,869,093	40,637
	AddTech AB Class B	2,501,479	39,947
	Investment AB Latour Class B	1,891,257	39,903
	AAK AB	2,276,998	39,300
[1]	Avanza Bank Holding AB	1,638,844	37,814
	Nordnet AB publ	2,256,085	36,672
	Axfood AB	1,422,625	36,641
	Hexpol AB	3,280,851	35,443
*,1	Volvo Car AB Class B	7,063,410	35,243
	Elekta AB Class B	4,738,685	34,492
	Industrivarden AB Class A	1,274,059	33,750
*,1,2	Sinch AB	8,142,747	33,662
[2]	Thule Group AB	1,377,805	33,017
	Billerud AB	2,788,249	32,392
	Hexatronic Group AB	2,609,294	32,116
	Fabege AB	3,321,035	31,388
[2]	Bravida Holding AB	2,670,545	29,521
	Wihlborgs Fastigheter AB	3,522,983	29,005
	Sweco AB Class B	2,652,941	28,779
	Loomis AB Class B	965,165	28,701
	Volvo AB Class A	1,358,334	28,218
	SSAB AB Class A	3,796,138	27,133
[2]	Dometic Group AB	4,246,260	26,760
	Lagercrantz Group AB Class B	2,521,677	26,457
[1]	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	14,028,286	25,628
*	Viaplay Group AB Class B	1,006,730	24,856
*	Sectra AB Class B	1,701,475	24,096
	AFRY AB	1,303,937	23,539
	Hufvudstaden AB Class A	1,416,886	21,338
	Nyfosa AB	2,412,232	21,034
	Wallenstam AB Class B	4,432,469	20,348
	Mycronic AB	899,765	19,233
	Vitrolife AB	870,691	18,668
	Bure Equity AB	728,312	18,345
	Catena AB	406,101	16,990
	JM AB	875,882	16,328
	Peab AB Class B	2,609,007	16,281
*	Pandox AB Class B	1,178,149	16,221
	Storskogen Group AB Class B	18,276,328	15,959
	Addnode Group AB Class B	1,543,957	15,364

		Shares	Market Value ($000)
	AddLife AB Class B	1,454,928	15,355
*	Modern Times Group MTG AB Class B	1,633,095	14,458
	Nolato AB Class B	2,349,505	14,189
	Medicover AB Class B	827,127	14,127
*	Alleima AB	2,816,821	14,086
	HMS Networks AB	367,592	13,704
	Electrolux Professional AB Class B	2,903,750	13,530
	Intrum AB	1,037,417	13,426
	Vitec Software Group AB Class B	316,327	13,399
*	Betsson AB Class B	1,613,684	13,376
	Biotage AB	861,005	13,307
[2]	Munters Group AB	1,386,254	13,292
	Lindab International AB	917,741	13,017
	NCC AB Class B	1,267,144	12,536
	Granges AB	1,493,333	12,491
	Beijer Alma AB	622,979	12,354
	Instalco AB	3,175,002	12,281
	Arjo AB Class B	2,988,112	11,595
	Bilia AB Class A	959,080	11,082
	MIPS AB	288,657	11,047
	Concentric AB	516,870	10,986
*,1,2	Boozt AB	826,331	10,720
	Atrium Ljungberg AB Class B	598,235	10,695
[1]	Hemnet Group AB	765,156	10,669
	Bufab AB	405,926	10,518
*	Stillfront Group AB	5,889,036	10,278
	Ratos AB Class B	2,510,570	10,125
*	Sdiptech AB Class B	387,458	9,460
*,1	Truecaller AB Class B	2,639,682	9,380
	Cibus Nordic Real Estate AB	650,515	9,221
	Troax Group AB	437,538	9,207
	Corem Property Group AB Class B	9,414,176	8,619
*	Cint Group AB	2,234,226	8,386
	Dios Fastigheter AB	1,088,241	8,293
	NP3 Fastigheter AB	346,914	7,661
	INVISIO AB	417,266	7,307
	Systemair AB	961,103	7,208
[1]	Svenska Handelsbanken AB Class B	521,950	6,561
	Platzer Fastigheter Holding AB Class B	740,235	6,494
*,1,2	Scandic Hotels Group AB	1,760,914	6,492
	MEKO AB	562,953	6,239
	Cloetta AB Class B	2,957,774	6,160
*	Camurus AB	255,224	6,108
	Investment AB Oresund	460,201	5,512
	SkiStar AB	490,525	5,312
	Sagax AB	1,727,745	4,640
[2]	Resurs Holding AB	1,725,647	4,595
	Fagerhult AB	931,296	4,360
*	Collector Bank AB	1,140,906	4,323
*,1	BICO Group AB Class B	371,331	3,758
*,2	BioArctic AB Class B	113,598	3,388
[1]	Clas Ohlson AB Class B	501,965	3,347
*,2	Attendo AB	1,329,916	3,343
*	OX2 AB	426,568	3,293
	Bonava AB Class B	990,166	3,019
	Corem Property Group AB Preference Shares	127,915	2,909
[1]	Samhallsbyggnadsbolaget i Norden AB	1,377,954	2,720
*,1,3	Neobo Fastigheter AB	1,426,083	2,666

		Shares	Market Value ($000)
	Volati AB	263,222	2,623
	Nobia AB	1,499,261	2,617
	Telefonaktiebolaget LM Ericsson Class A	300,505	1,948
*,1	BHG Group AB	1,081,073	1,593
	Skandinaviska Enskilda Banken AB Class C	111,290	1,499
	Fortnox AB	234,866	1,185
	Svenska Cellulosa AB SCA Class A	51,288	714
[1]	NCC AB Class A	33,477	353
	Husqvarna AB Class A	35,037	298
	Bonava AB	73,624	233
*,3	OW Bunker A/S	129,331	—
			7,835,531
Switzerland (5.4%)
	Nestle SA (Registered)	35,585,660	4,341,773
	Roche Holding AG	9,159,396	2,859,292
	Novartis AG (Registered)	26,654,113	2,409,774
	Cie Financiere Richemont SA (Registered) Class A	6,743,344	1,039,536
	Zurich Insurance Group AG	1,957,876	968,226
	ABB Ltd. (Registered)	20,056,765	698,290
	Lonza Group AG (Registered)	977,899	557,834
	Sika AG (Registered)	1,911,076	543,026
	Alcon Inc.	6,075,747	458,467
	Swiss Re AG	3,811,529	399,109
*	Holcim AG	5,794,375	346,415
	Givaudan SA (Registered)	104,901	340,113
	Partners Group Holding AG	292,769	274,704
	Geberit AG (Registered)	450,184	256,147
	Swiss Life Holding AG (Registered)	401,137	237,412
	Swisscom AG (Registered)	335,661	198,327
	SGS SA (Registered)	77,915	190,006
	Straumann Holding AG (Registered)	1,408,714	184,453
	Julius Baer Group Ltd.	2,737,276	175,581
	Sonova Holding AG (Registered)	657,587	164,444
	Kuehne + Nagel International AG (Registered)	654,321	156,027
	Credit Suisse Group AG (Registered)	44,305,727	152,628
	Chocoladefabriken Lindt & Spruengli AG	13,802	151,584
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,343	151,167
	Swatch Group AG	396,535	143,573
	Roche Holding AG (Bearer)	368,285	134,807
	Schindler Holding AG	544,821	116,122
	Logitech International SA (Registered)	1,877,534	109,867
*	SIG Group AG	4,358,563	108,031
[2]	VAT Group AG	338,879	105,494
	Barry Callebaut AG (Registered)	46,877	97,942
	Baloise Holding AG (Registered)	593,196	97,565
	Swiss Prime Site AG (Registered)	1,004,176	89,480
	Adecco Group AG (Registered)	2,102,823	78,100
	Georg Fischer AG (Registered)	1,081,782	74,586
*,3	Holcim AG (XPAR)	1,401,544	74,356
	PSP Swiss Property AG (Registered)	579,965	72,301
	Tecan Group AG (Registered)	167,256	70,193
	EMS-Chemie Holding AG (Registered)	93,554	69,743
	Belimo Holding AG (Registered)	121,979	64,337
	Helvetia Holding AG (Registered)	458,096	57,307
	Temenos AG (Registered)	799,192	57,047
*	Clariant AG (Registered)	2,983,373	51,160
[2]	Galenica AG	638,374	49,926
	Schindler Holding AG (Registered)	244,170	49,393

		Shares	Market Value ($000)
*	Flughafen Zurich AG (Registered)	249,790	45,510
*	Dufry AG (Registered)	903,478	41,477
	DKSH Holding AG	469,566	40,005
*	Siegfried Holding AG (Registered)	53,534	39,328
	Bucher Industries AG (Registered)	85,117	38,785
	Bachem Holding AG Class B	403,094	35,647
	Banque Cantonale Vaudoise (Registered)	370,045	35,175
	Cembra Money Bank AG	389,678	34,598
	BKW AG	237,766	34,191
*,1	Meyer Burger Technology AG	47,269,474	33,648
	Allreal Holding AG (Registered)	193,061	33,090
	Swatch Group AG (Registered)	496,922	32,652
*	ams-OSRAM AG	3,259,988	30,455
	SFS Group AG	234,023	26,925
[1]	Stadler Rail AG	695,672	26,609
*,1	Idorsia Ltd.	1,577,956	26,542
	Inficon Holding AG (Registered)	25,199	26,384
	Vontobel Holding AG (Registered)	360,273	25,516
	Burckhardt Compression Holding AG	41,128	25,464
	Mobimo Holding AG (Registered)	94,800	24,377
	Emmi AG (Registered)	26,077	24,295
*	Accelleron Industries AG	1,007,359	23,793
*	Landis+Gyr Group AG	322,123	23,731
	Valiant Holding AG (Registered)	203,076	23,204
*	Softwareone Holding AG	1,422,414	22,967
	Comet Holding AG (Registered)	98,613	22,795
	Huber + Suhner AG (Registered)	233,191	22,364
	Interroll Holding AG (Registered)	7,174	22,346
	Swissquote Group Holding SA (Registered)	115,789	20,912
	Daetwyler Holding AG	95,027	20,154
	Sulzer AG (Registered)	226,557	19,292
	Komax Holding AG (Registered)	57,974	19,074
	St. Galler Kantonalbank AG (Registered)	34,675	19,001
*,1	Dottikon Es Holding AG (Registered)	58,788	17,414
	dormakaba Holding AG	41,536	17,353
*	Aryzta AG	12,408,448	16,896
	OC Oerlikon Corp. AG (Registered)	2,442,857	16,772
	Forbo Holding AG (Registered)	12,320	16,210
*,2	Sensirion Holding AG	129,909	15,459
	Kardex Holding AG (Registered)	75,825	14,778
	VZ Holding AG	168,833	13,439
	LEM Holding SA (Registered)	5,829	12,906
	Bystronic AG	16,682	12,536
	Zehnder Group AG	143,331	10,668
	u-blox Holding AG	89,155	10,664
	Schweiter Technologies AG	11,678	10,308
	SKAN Group AG	137,269	10,216
*	EFG International AG	1,071,092	10,011
	Intershop Holding AG	14,111	9,465
	Vetropack Holding AG (Registered) Class A	204,697	9,443
*	Implenia AG (Registered)	220,512	9,263
[1]	COSMO Pharmaceuticals NV	126,040	9,166
	Arbonia AG	652,492	9,146
	Bossard Holding AG (Registered) Class A	34,629	8,824
	Ypsomed Holding AG (Registered)	42,901	8,804
*,1	Basilea Pharmaceutica AG (Registered)	153,719	8,303
[2]	Medacta Group SA	74,981	7,991
	Leonteq AG	142,485	7,917

		Shares	Market Value ($000)
[2]	Medmix AG	384,635	7,492
*	ALSO Holding AG (Registered)	35,744	7,281
	TX Group AG	41,399	6,491
	Bell Food Group AG (Registered)	23,148	6,071
*,2	PolyPeptide Group AG	197,336	5,733
	Hiag Immobilien Holding AG	60,610	5,470
	Autoneum Holding AG	40,461	5,399
*,2	Montana Aerospace AG	266,413	4,876
*,2	Medartis Holding AG	57,239	4,803
	Rieter Holding AG (Registered)	39,586	4,594
	VP Bank AG Class A	42,172	4,552
*,1	Zur Rose Group AG	105,399	3,977
	APG SGA SA	12,044	2,358
*	Swiss Steel Holding AG	10,710,029	2,243
			20,331,263
Taiwan (4.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	317,966,748	5,611,095
	Hon Hai Precision Industry Co. Ltd.	158,038,135	527,015
	MediaTek Inc.	19,704,239	476,074
	Delta Electronics Inc.	28,612,649	277,470
*	United Microelectronics Corp.	146,644,905	239,976
	Fubon Financial Holding Co. Ltd.	97,790,475	196,958
	Nan Ya Plastics Corp.	74,898,133	188,491
	CTBC Financial Holding Co. Ltd.	240,288,922	183,731
	Chunghwa Telecom Co. Ltd.	47,225,198	176,486
	China Steel Corp.	163,423,247	172,941
	Cathay Financial Holding Co. Ltd.	118,519,646	168,734
	Mega Financial Holding Co. Ltd.	147,633,741	157,645
	ASE Technology Holding Co. Ltd.	45,062,461	152,043
	Formosa Plastics Corp.	49,479,724	147,493
	E.Sun Financial Holding Co. Ltd.	179,384,803	146,923
	Uni-President Enterprises Corp.	63,491,979	142,640
	Chailease Holding Co. Ltd.	18,281,167	137,769
	First Financial Holding Co. Ltd.	137,882,463	120,260
	Yuanta Financial Holding Co. Ltd.	158,536,018	119,212
	Taiwan Cooperative Financial Holding Co. Ltd.	133,506,522	117,976
	Formosa Chemicals & Fibre Corp.	45,421,437	109,479
	Hua Nan Financial Holdings Co. Ltd.	134,372,714	102,234
	Taiwan Cement Corp.	82,422,758	99,836
	Largan Precision Co. Ltd.	1,357,346	96,862
	Yageo Corp.	5,184,998	94,113
	Hotai Motor Co. Ltd.	4,226,625	92,796
	China Development Financial Holding Corp.	209,045,115	92,352
	Novatek Microelectronics Corp.	7,599,121	90,489
	Quanta Computer Inc.	35,286,648	88,128
	Silergy Corp.	4,288,644	87,272
	Asustek Computer Inc.	9,351,511	85,178
	Walsin Lihwa Corp.	45,607,022	83,017
	Taishin Financial Holding Co. Ltd.	150,188,498	81,638
	SinoPac Financial Holdings Co. Ltd.	140,616,322	81,237
	Unimicron Technology Corp.	16,744,661	77,092
	Shanghai Commercial & Savings Bank Ltd.	46,601,048	72,425
	Taiwan Mobile Co. Ltd.	22,866,541	72,149
	Airtac International Group	2,065,008	70,622
	E Ink Holdings Inc.	11,838,378	68,695
	Realtek Semiconductor Corp.	6,312,988	67,794
	President Chain Store Corp.	7,409,379	66,741
	Lite-On Technology Corp.	28,246,809	62,767

		Shares	Market Value ($000)
	Advantech Co. Ltd.	5,462,894	62,467
	Pegatron Corp.	27,065,541	58,344
	Accton Technology Corp.	7,035,436	57,496
	Far Eastern New Century Corp.	52,196,493	57,047
	Catcher Technology Co. Ltd.	9,087,062	54,037
	Shin Kong Financial Holding Co. Ltd.	177,864,405	53,415
	Chang Hwa Commercial Bank Ltd.	87,787,385	51,589
	Formosa Petrochemical Corp.	18,034,003	50,545
	eMemory Technology Inc.	918,253	50,346
	Globalwafers Co. Ltd.	2,823,436	49,537
	Far EasTone Telecommunications Co. Ltd.	21,206,902	47,175
	Ruentex Development Co. Ltd.	31,204,774	46,732
	Asia Cement Corp.	32,626,955	45,965
	Evergreen Marine Corp. Taiwan Ltd.	8,902,711	45,482
	Eclat Textile Co. Ltd.	2,632,128	43,897
	Powerchip Semiconductor Manufacturing Corp.	37,925,000	43,744
	Voltronic Power Technology Corp.	863,425	43,693
	Compal Electronics Inc.	54,255,652	40,957
	Pou Chen Corp.	35,162,366	40,343
	Vanguard International Semiconductor Corp.	11,983,461	40,279
	Wistron Corp.	37,987,524	39,962
	Micro-Star International Co. Ltd.	9,083,460	39,897
	Sino-American Silicon Products Inc.	7,089,540	38,713
	Feng TAY Enterprise Co. Ltd.	5,846,873	38,605
	Synnex Technology International Corp.	18,007,184	36,392
	Yang Ming Marine Transport Corp.	17,174,962	36,074
*	Oneness Biotech Co. Ltd.	3,954,000	35,634
	AUO Corp.	62,799,699	35,313
	Win Semiconductors Corp.	5,355,163	34,529
	Inventec Corp.	40,108,836	33,811
*	Tatung Co. Ltd.	29,392,778	33,590
	Chroma ATE Inc.	5,208,121	32,320
	WPG Holdings Ltd.	19,712,420	31,425
	TA Chen Stainless Pipe	20,895,662	31,390
	Acer Inc.	37,586,771	31,379
	Taiwan Business Bank	70,162,692	31,299
	Zhen Ding Technology Holding Ltd.	8,448,214	31,196
	Wan Hai Lines Ltd.	12,206,274	31,108
	Global Unichip Corp.	1,147,525	30,287
	Wiwynn Corp.	1,148,000	28,835
	ASPEED Technology Inc.	404,660	28,657
	Macronix International Co. Ltd.	23,826,546	28,638
	Cheng Shin Rubber Industry Co. Ltd.	24,555,063	28,335
	Hiwin Technologies Corp.	3,786,687	28,313
	Giant Manufacturing Co. Ltd.	4,121,931	28,300
	Parade Technologies Ltd.	914,732	28,287
	Winbond Electronics Corp.	38,953,469	28,220
	Taiwan High Speed Rail Corp.	27,932,487	27,213
	Foxconn Technology Co. Ltd.	14,686,233	26,636
	Sinbon Electronics Co. Ltd.	2,750,391	26,425
	Phison Electronics Corp.	2,117,894	26,365
	Alchip Technologies Ltd.	908,520	25,844
	Powertech Technology Inc.	9,168,231	25,626
	Gigabyte Technology Co. Ltd.	6,488,160	25,198
	Teco Electric & Machinery Co. Ltd.	25,830,034	24,785
	Innolux Corp.	59,551,246	24,364
	China Airlines Ltd.	37,130,442	24,222
	Ruentex Industries Ltd.	10,795,322	24,188

		Shares	Market Value ($000)
	Lien Hwa Industrial Holdings Corp.	13,865,124	24,055
	Elite Material Co. Ltd.	3,936,298	23,908
	Highwealth Construction Corp.	17,419,768	23,896
	Lotes Co. Ltd.	934,897	23,766
	Chicony Electronics Co. Ltd.	7,963,280	23,094
	Simplo Technology Co. Ltd.	2,294,139	22,728
	Compeq Manufacturing Co. Ltd.	14,615,494	22,365
	Tripod Technology Corp.	6,567,270	21,726
	International Games System Co. Ltd.	1,299,526	21,499
	Nanya Technology Corp.	10,804,186	20,986
	Yulon Motor Co. Ltd.	7,406,574	20,531
	Radiant Opto-Electronics Corp.	5,851,517	20,059
	Makalot Industrial Co. Ltd.	2,734,187	19,961
	Merida Industry Co. Ltd.	3,272,004	19,910
	Taichung Commercial Bank Co. Ltd.	45,367,362	19,850
*	HTC Corp.	9,674,079	19,801
	Walsin Technology Corp.	6,495,615	19,613
	momo.com Inc.	734,609	19,549
	Nien Made Enterprise Co. Ltd.	1,842,202	19,201
	Taiwan Fertilizer Co. Ltd.	10,134,225	18,894
	King Yuan Electronics Co. Ltd.	14,711,721	18,875
	Eva Airways Corp.	18,696,943	18,246
	IBF Financial Holdings Co. Ltd.	42,839,809	18,019
	Poya International Co. Ltd.	1,034,660	17,971
	Yulon Finance Corp.	3,140,571	17,523
	Qisda Corp.	18,030,660	17,074
	Taiwan Glass Industry Corp.	21,715,615	16,980
	China Petrochemical Development Corp.	49,601,204	16,757
	Union Bank of Taiwan	31,001,650	16,727
	Bizlink Holding Inc.	1,866,556	16,375
	Chipbond Technology Corp.	8,010,255	16,228
	Faraday Technology Corp.	2,827,786	16,175
	ASMedia Technology Inc.	521,775	15,720
	Jentech Precision Industrial Co. Ltd.	1,229,802	15,498
	Tung Ho Steel Enterprise Corp.	7,952,069	15,368
	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,545,593	15,051
	YFY Inc.	17,219,047	14,850
	Nan Ya Printed Circuit Board Corp.	1,793,556	14,728
	King's Town Bank Co. Ltd.	12,705,696	14,690
	Tong Hsing Electronic Industries Ltd.	1,882,688	14,449
	AUO Corp. ADR	2,474,490	14,402
	Great Wall Enterprise Co. Ltd.	9,286,455	14,351
	Ennostar Inc.	8,457,740	14,199
	United Integrated Services Co. Ltd.	2,018,603	13,936
	Eternal Materials Co. Ltd.	12,807,185	13,891
	CTCI Corp.	9,496,642	13,692
	Genius Electronic Optical Co. Ltd.	1,110,565	13,688
	Kinsus Interconnect Technology Corp.	3,596,758	13,662
	Microbio Co. Ltd.	6,030,965	13,369
	Wisdom Marine Lines Co. Ltd.	6,456,487	13,143
	Episil Technologies Inc.	4,040,233	13,121
*	FLEXium Interconnect Inc.	3,909,334	13,098
	Goldsun Building Materials Co. Ltd.	14,983,982	12,869
	Far Eastern International Bank	32,862,696	12,845
*,1	United Microelectronics Corp. ADR	1,577,147	12,822
	Mitac Holdings Corp.	11,957,570	12,310
	Topco Scientific Co. Ltd.	2,171,260	12,283
	Elan Microelectronics Corp.	3,775,344	12,277

		Shares	Market Value ($000)
	Formosa Taffeta Co. Ltd.	13,520,498	12,235
	HannStar Display Corp.	30,147,793	12,232
*	United Renewable Energy Co. Ltd.	17,143,408	12,116
	Taiwan Secom Co. Ltd.	3,607,339	12,098
	Asia Vital Components Co. Ltd.	3,381,644	12,053
	AP Memory Technology Corp.	1,699,146	12,052
	Gold Circuit Electronics Ltd.	4,068,846	11,929
	WT Microelectronics Co. Ltd.	5,447,486	11,915
	Cheng Loong Corp.	12,247,761	11,902
	Chunghwa Telecom Co. Ltd. ADR	320,038	11,857
	Taiwan Surface Mounting Technology Corp.	3,889,113	11,848
	Feng Hsin Steel Co. Ltd.	5,121,000	11,814
	Shinkong Synthetic Fibers Corp.	19,535,312	11,724
	Pan Jit International Inc.	5,205,398	11,622
	King Slide Works Co. Ltd.	842,930	11,397
	Ardentec Corp.	6,284,391	11,124
	Via Technologies Inc.	4,723,909	11,077
*	EirGenix Inc.	2,750,277	10,852
	Fusheng Precision Co. Ltd.	1,459,000	10,806
	TXC Corp.	3,682,090	10,749
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,589,133	10,734
	Wistron NeWeb Corp.	3,780,164	10,331
	Wafer Works Corp.	6,845,312	10,320
	Capital Securities Corp.	26,217,508	10,175
*	Nan Kang Rubber Tire Co. Ltd.	8,895,745	10,103
	Yieh Phui Enterprise Co. Ltd.	17,441,484	10,005
	Sigurd Microelectronics Corp.	5,850,585	9,973
	Raydium Semiconductor Corp.	831,000	9,923
	Fitipower Integrated Technology Inc.	2,038,648	9,892
	Coretronic Corp.	4,994,212	9,830
	U-Ming Marine Transport Corp.	5,749,610	9,739
	Far Eastern Department Stores Ltd.	13,433,887	9,723
*	Lotus Pharmaceutical Co. Ltd.	1,199,189	9,577
	Tong Yang Industry Co. Ltd.	6,332,142	9,558
	Sitronix Technology Corp.	1,340,567	9,538
	Taiwan Semiconductor Co. Ltd.	3,208,342	9,521
	Sanyang Motor Co. Ltd.	8,127,689	9,515
	USI Corp.	11,903,641	9,464
	ChipMOS Technologies Inc.	8,010,348	9,298
	Huaku Development Co. Ltd.	3,036,856	9,015
	Andes Technology Corp.	506,000	8,967
	Nuvoton Technology Corp.	2,014,000	8,803
	TSRC Corp.	9,328,009	8,799
	Tainan Spinning Co. Ltd.	15,188,940	8,698
	TCI Co. Ltd.	1,379,788	8,696
	Charoen Pokphand Enterprise	3,288,374	8,664
	Kenda Rubber Industrial Co. Ltd.	8,303,000	8,584
	Grape King Bio Ltd.	1,476,683	8,508
	Elite Semiconductor Microelectronics Technology Inc.	3,206,717	8,412
	Sercomm Corp.	3,118,250	8,400
	Standard Foods Corp.	6,061,849	8,385
	Primax Electronics Ltd.	4,322,882	8,322
	Pegavision Corp.	543,000	8,255
	Advanced Energy Solution Holding Co. Ltd.	311,450	8,253
	Transcend Information Inc.	3,634,325	8,252
	O-Bank Co. Ltd.	26,495,547	8,197
	SDI Corp.	2,125,876	8,124
	Allied Supreme Corp.	705,000	8,124

		Shares	Market Value ($000)
	Center Laboratories Inc.	5,136,022	8,101
	Taiwan Mask Corp.	2,612,000	8,070
	Kinpo Electronics	17,750,193	8,043
	Hotai Finance Co. Ltd.	2,272,000	8,018
	Grand Pacific Petrochemical	11,818,283	7,929
	Arcadyan Technology Corp.	2,290,082	7,768
	Foxsemicon Integrated Technology Inc.	1,200,131	7,754
	General Interface Solution Holding Ltd.	2,711,276	7,721
	Clevo Co.	7,389,551	7,697
	International CSRC Investment Holdings Co.	11,535,159	7,636
	Longchen Paper & Packaging Co. Ltd.	12,096,091	7,584
	XinTec Inc.	2,102,714	7,565
	Universal Vision Biotechnology Co. Ltd.	693,000	7,561
*	Medigen Vaccine Biologics Corp.	3,077,336	7,542
	ITEQ Corp.	2,744,177	7,464
	Hota Industrial Manufacturing Co. Ltd.	3,074,801	7,430
	Getac Holdings Corp.	4,853,752	7,381
	China Steel Chemical Corp.	2,048,245	7,366
	UPI Semiconductor Corp.	678,000	7,366
	Formosa International Hotels Corp.	867,756	7,288
	Merry Electronics Co. Ltd.	2,675,063	7,281
	Visual Photonics Epitaxy Co. Ltd.	2,431,609	7,247
	Supreme Electronics Co. Ltd.	5,777,259	7,213
	Gudeng Precision Industrial Co. Ltd.	772,054	7,198
	TTY Biopharm Co. Ltd.	2,763,457	7,160
*	TSEC Corp.	5,767,454	7,146
	Century Iron & Steel Industrial Co. Ltd.	2,150,000	7,135
	Cheng Uei Precision Industry Co. Ltd.	5,512,595	7,111
	ADATA Technology Co. Ltd.	3,225,467	7,105
	China Motor Corp.	3,482,222	7,030
	Everlight Electronics Co. Ltd.	5,511,687	6,912
	Pan-International Industrial Corp.	5,234,613	6,774
	Farglory Land Development Co. Ltd.	3,476,158	6,770
	Wah Lee Industrial Corp.	2,365,768	6,755
	Taiwan Union Technology Corp.	3,255,239	6,728
	Greatek Electronics Inc.	3,932,961	6,684
	Taiwan-Asia Semiconductor Corp.	5,190,266	6,626
	Sporton International Inc.	900,132	6,608
	Fulgent Sun International Holding Co. Ltd.	1,481,744	6,576
	Solar Applied Materials Technology Corp.	5,651,689	6,574
	Kinik Co.	1,616,479	6,478
	Gloria Material Technology Corp.	5,079,126	6,444
	President Securities Corp.	11,709,690	6,437
	Cleanaway Co. Ltd.	1,062,359	6,418
	AcBel Polytech Inc.	5,410,994	6,394
	Taiwan Paiho Ltd.	3,201,592	6,366
	Nantex Industry Co. Ltd.	4,778,409	6,336
	Sinon Corp.	4,851,000	6,317
	Asia Optical Co. Inc.	2,939,519	6,277
	Co-Tech Development Corp.	2,844,000	6,269
*	Adimmune Corp.	4,704,575	6,229
	Shiny Chemical Industrial Co. Ltd.	1,436,250	6,188
	Ennoconn Corp.	823,996	6,165
	Continental Holdings Corp.	6,261,000	6,156
	Evergreen International Storage & Transport Corp.	6,717,793	6,065
	Oriental Union Chemical Corp.	9,505,474	6,017
	Chicony Power Technology Co. Ltd.	2,331,000	6,003
	Ta Ya Electric Wire & Cable	7,738,480	5,967

		Shares	Market Value ($000)
	Ton Yi Industrial Corp.	10,059,324	5,960
	Chong Hong Construction Co. Ltd.	2,392,790	5,909
*	TaiMed Biologics Inc.	2,549,087	5,811
	Chang Wah Electromaterials Inc.	5,434,000	5,797
	FocalTech Systems Co. Ltd.	2,549,403	5,754
	China General Plastics Corp.	6,020,597	5,669
	Hsin Kuang Steel Co. Ltd.	3,491,403	5,665
	UPC Technology Corp.	11,394,277	5,643
	Hu Lane Associate Inc.	1,086,482	5,630
*	Taiwan TEA Corp.	7,832,399	5,625
	Nichidenbo Corp.	3,091,000	5,579
	Cub Elecparts Inc.	1,147,751	5,542
	Brighton-Best International Taiwan Inc.	4,343,000	5,532
	Taiwan Sakura Corp.	2,593,006	5,454
	Thinking Electronic Industrial Co. Ltd.	1,087,000	5,451
	Test Research Inc.	2,524,878	5,374
	TaiDoc Technology Corp.	894,645	5,366
	Prince Housing & Development Corp.	14,266,870	5,308
	Etron Technology Inc.	3,443,273	5,251
	Chlitina Holding Ltd.	703,977	5,247
	Holy Stone Enterprise Co. Ltd.	1,717,126	5,238
	Asia Polymer Corp.	5,358,624	5,237
	BES Engineering Corp.	18,702,754	5,235
*	Unitech Printed Circuit Board Corp.	8,461,218	5,180
	Taiwan Cogeneration Corp.	4,501,754	5,179
*	OBI Pharma Inc.	2,126,690	5,156
	Pixart Imaging Inc.	1,538,804	5,137
	Topkey Corp.	855,000	5,091
	YC INOX Co. Ltd.	4,978,055	5,076
	Silicon Integrated Systems Corp.	8,711,821	5,065
	Apex International Co. Ltd.	2,597,000	5,063
*	Wowprime Corp.	841,817	5,061
	Gourmet Master Co. Ltd.	1,003,237	5,053
	Innodisk Corp.	788,137	4,985
	Advanced Wireless Semiconductor Co.	1,859,030	4,970
	Chung Hung Steel Corp.	5,108,000	4,970
*	Shihlin Paper Corp.	3,094,000	4,946
	Global Mixed Mode Technology Inc.	904,342	4,909
	Shin Zu Shing Co. Ltd.	1,776,166	4,893
*	Mercuries Life Insurance Co. Ltd.	26,501,060	4,892
	Acter Group Corp. Ltd.	1,324,168	4,875
	Hannstar Board Corp.	4,438,657	4,865
*	Phihong Technology Co. Ltd.	3,645,679	4,861
	Holtek Semiconductor Inc.	1,971,952	4,808
	Dynapack International Technology Corp.	1,876,479	4,804
	Unizyx Holding Corp.	3,875,952	4,780
	AURAS Technology Co. Ltd.	914,000	4,769
	St. Shine Optical Co. Ltd.	560,727	4,749
	Sunny Friend Environmental Technology Co. Ltd.	842,798	4,739
	Chang Wah Technology Co. Ltd.	4,486,000	4,736
	TPK Holding Co. Ltd.	4,615,313	4,727
	Advanced Ceramic X Corp.	682,971	4,617
	Systex Corp.	1,853,140	4,593
	Kindom Development Co. Ltd.	4,718,850	4,572
*	China Man-Made Fiber Corp.	15,866,236	4,569
	Marketech International Corp.	1,083,000	4,558
	RichWave Technology Corp.	1,037,337	4,557
	Depo Auto Parts Ind Co. Ltd.	1,788,025	4,501

		Shares	Market Value ($000)
	Sunplus Technology Co. Ltd.	5,587,752	4,472
	Chunghwa Precision Test Tech Co. Ltd.	247,368	4,459
*	Career Technology MFG. Co. Ltd.	5,418,395	4,448
	Formosa Sumco Technology Corp.	849,000	4,448
	Chin-Poon Industrial Co. Ltd.	4,428,799	4,429
	Actron Technology Corp.	763,000	4,414
	Advanced International Multitech Co. Ltd.	1,330,115	4,412
	ITE Technology Inc.	1,662,399	4,403
*	RDC Semiconductor Co. Ltd.	704,000	4,395
*	CSBC Corp. Taiwan	6,601,860	4,276
*	Asia Pacific Telecom Co. Ltd.	20,266,002	4,192
	Taiwan PCB Techvest Co. Ltd.	3,381,549	4,176
	Gamania Digital Entertainment Co. Ltd.	1,543,424	4,150
	Shinkong Insurance Co. Ltd.	2,471,000	4,150
	Tung Thih Electronic Co. Ltd.	828,118	4,127
	PharmaEngine Inc.	1,053,477	4,051
	LandMark Optoelectronics Corp.	943,155	4,035
	ASROCK Inc.	790,000	4,030
	Sampo Corp.	4,491,497	3,998
*	Federal Corp.	5,711,195	3,990
	Gemtek Technology Corp.	4,297,668	3,976
	Orient Semiconductor Electronics Ltd.	6,328,208	3,951
	Darfon Electronics Corp.	2,962,164	3,905
	Cathay Real Estate Development Co. Ltd.	7,097,505	3,873
	KMC Kuei Meng International Inc.	764,000	3,841
	Anpec Electronics Corp.	829,000	3,813
	Motech Industries Inc.	3,911,988	3,799
*	D-Link Corp.	7,312,584	3,764
	CyberTAN Technology Inc.	4,608,006	3,756
	Lealea Enterprise Co. Ltd.	10,723,771	3,733
	Hung Sheng Construction Ltd.	4,786,107	3,718
	Genesys Logic Inc.	1,045,000	3,668
	Sunonwealth Electric Machine Industry Co. Ltd.	2,575,000	3,666
	Soft-World International Corp.	1,363,372	3,654
*	Ambassador Hotel	3,361,000	3,653
	Flytech Technology Co. Ltd.	1,590,785	3,646
	IEI Integration Corp.	1,453,669	3,607
	Ho Tung Chemical Corp.	12,421,141	3,598
*	Foresee Pharmaceuticals Co. Ltd.	1,080,000	3,593
	Taiflex Scientific Co. Ltd.	2,552,994	3,572
	Kung Long Batteries Industrial Co. Ltd.	761,932	3,534
	Sinyi Realty Inc.	3,763,300	3,485
	China Metal Products	3,448,113	3,453
	Swancor Holding Co. Ltd.	935,426	3,432
	Aten International Co. Ltd.	1,317,480	3,421
	Xxentria Technology Materials Corp.	1,668,444	3,420
	Namchow Holdings Co. Ltd.	2,229,971	3,397
	Johnson Health Tech Co. Ltd.	1,410,092	3,394
	Lung Yen Life Service Corp.	2,658,221	3,382
*	CMC Magnetics Corp.	13,040,253	3,377
	Mercuries & Associates Holding Ltd.	6,591,811	3,377
	Alpha Networks Inc.	3,288,750	3,373
	Altek Corp.	2,957,823	3,336
	Chia Hsin Cement Corp.	5,436,000	3,295
	Dimerco Express Corp.	1,326,453	3,283
	Everlight Chemical Industrial Corp.	5,142,329	3,271
	Adlink Technology Inc.	1,705,484	3,271
	ScinoPharm Taiwan Ltd.	3,679,946	3,259

		Shares	Market Value ($000)
	Chief Telecom Inc.	348,000	3,258
	Wei Chuan Foods Corp.	5,095,507	3,256
*	Tanvex BioPharma Inc.	2,563,160	3,241
	Sonix Technology Co. Ltd.	1,844,316	3,205
	Weltrend Semiconductor	1,978,182	3,178
	YungShin Global Holding Corp.	2,148,434	3,055
	Quanta Storage Inc.	2,042,136	3,049
	Sensortek Technology Corp.	330,000	3,048
	T3EX Global Holdings Corp.	1,350,000	2,987
	Taiwan Styrene Monomer	6,364,977	2,967
	Huang Hsiang Construction Corp.	2,133,571	2,964
	Chun Yuan Steel Industry Co. Ltd.	5,365,000	2,963
	Posiflex Technology Inc.	755,612	2,956
	Amazing Microelectronic Corp.	955,000	2,956
	AmTRAN Technology Co. Ltd.	8,807,430	2,950
	Bioteque Corp.	777,525	2,910
	Firich Enterprises Co. Ltd.	2,984,129	2,897
	Chung Hwa Pulp Corp.	5,136,818	2,895
	Global Brands Manufacture Ltd.	2,934,799	2,829
	Ultra Chip Inc.	859,000	2,788
	Bank of Kaohsiung Co. Ltd.	6,475,866	2,783
*	First Steamship Co. Ltd.	9,563,441	2,772
	Sincere Navigation Corp.	4,024,309	2,733
*	Gigastorage Corp.	4,153,817	2,728
	91APP Inc.	725,931	2,679
	Speed Tech Corp.	1,513,000	2,662
	China Bills Finance Corp.	5,273,000	2,654
	Dynamic Holding Co. Ltd.	4,559,365	2,640
	Kaimei Electronic Corp.	1,267,200	2,584
	PChome Online Inc.	1,180,661	2,572
*	Savior Lifetec Corp.	3,540,851	2,569
	Radium Life Tech Co. Ltd.	8,145,715	2,467
*	Elitegroup Computer Systems Co. Ltd.	3,416,479	2,466
	China Chemical & Pharmaceutical Co. Ltd.	2,725,766	2,440
	Elite Advanced Laser Corp.	1,811,862	2,420
	VIA Labs Inc.	339,000	2,369
	Formosan Rubber Group Inc.	3,189,306	2,343
	Fittech Co. Ltd.	723,890	2,312
	L&K Engineering Co. Ltd.	1,585,623	2,255
*	Shining Building Business Co. Ltd.	7,324,769	2,251
	Syncmold Enterprise Corp.	1,129,099	2,251
*	Li Peng Enterprise Co. Ltd.	8,547,714	2,239
	Zeng Hsing Industrial Co. Ltd.	560,672	2,236
	TA-I Technology Co. Ltd.	1,490,535	2,216
*	Kuo Yang Construction Co. Ltd.	3,579,000	2,196
	CHC Healthcare Group	1,339,222	2,192
	Rechi Precision Co. Ltd.	3,849,896	2,175
	KEE TAI Properties Co. Ltd.	5,074,979	2,159
*	Ritek Corp.	7,845,658	2,135
	WUS Printed Circuit Co. Ltd.	2,273,785	2,123
	HannsTouch Solution Inc.	6,761,304	2,122
	Ichia Technologies Inc.	3,516,439	2,118
	Machvision Inc.	426,775	2,117
	Tyntek Corp.	3,669,095	2,116
	Lingsen Precision Industries Ltd.	4,474,421	2,098
*	Taigen Biopharmaceuticals Holdings Ltd.	4,042,526	2,078
	Yeong Guan Energy Technology Group Co. Ltd.	952,217	2,005
	Yulon Nissan Motor Co. Ltd.	291,842	1,974

		Shares	Market Value ($000)
	TYC Brother Industrial Co. Ltd.	2,095,099	1,964
	Nidec Chaun-Choung Technology Corp.	491,645	1,915
*	Brogent Technologies Inc.	410,643	1,909
	Ability Enterprise Co. Ltd.	2,620,904	1,830
	Rich Development Co. Ltd.	6,364,267	1,813
	Egis Technology Inc.	822,582	1,805
	Infortrend Technology Inc.	2,995,873	1,766
*	Gigasolar Materials Corp.	480,916	1,724
	Rexon Industrial Corp. Ltd.	1,678,000	1,716
	Iron Force Industrial Co. Ltd.	648,535	1,654
	China Electric Manufacturing Corp.	3,583,227	1,640
	Kuo Toong International Co. Ltd.	2,132,809	1,640
	Dyaco International Inc.	1,140,000	1,634
*	Li Cheng Enterprise Co. Ltd.	1,732,420	1,617
*	Hong Pu Real Estate Development Co. Ltd.	2,041,931	1,533
*	Newmax Technology Co. Ltd.	1,553,000	1,499
*	Cyberlink Corp.	518,066	1,464
	Basso Industry Corp.	1,044,339	1,452
*	Darwin Precisions Corp.	4,662,570	1,418
*	Zinwell Corp.	2,403,006	1,412
*	Medigen Biotechnology Corp.	1,297,797	1,402
	AGV Products Corp.	3,744,983	1,366
	Shin Foong Specialty & Applied Materials Co. Ltd.	660,361	1,340
	Nan Liu Enterprise Co. Ltd.	556,000	1,335
*	ALI Corp.	1,800,362	1,302
	Taiyen Biotech Co. Ltd.	1,165,580	1,263
	Sheng Yu Steel Co. Ltd.	1,463,000	1,261
	FSP Technology Inc.	956,071	1,237
	Senao International Co. Ltd.	1,158,253	1,231
	Tong-Tai Machine & Tool Co. Ltd.	2,511,126	1,190
	Jess-Link Products Co. Ltd.	801,887	1,130
*	Globe Union Industrial Corp.	2,405,001	1,059
	Kaori Heat Treatment Co. Ltd.	137,000	977
	GeneReach Biotechnology Corp.	464,898	960
*,3	Roo Hsing Co. Ltd.	7,988,144	777
	Test Rite International Co. Ltd.	1,076,388	713
	Panion & BF Biotech Inc.	98,000	555
	Synmosa Biopharma Corp.	371,000	528
	Toung Loong Textile Manufacturing	598,210	527
*,3	Taiwan Land Development Corp.	448,935	—
*,3	Unity Opto Technology Co. Ltd.	4,231,961	—
*,3	Pihsiang Machinery Manufacturing Co. Ltd.	1,232,000	—
*,3	XPEC Entertainment Inc.	872,075	—
*,3	Green Energy Technology Inc.	2,817,405	—
*,3	Pharmally International Holding Co. Ltd.	868,039	—
*,3	OBI Pharma Inc. Rights	83,171	—
*,3	Amazing Microelectronic Corp. Rights Exp. 2/17/23	38,526	—
			16,148,832
Thailand (0.8%)
	PTT PCL (Foreign)	190,112,465	192,103
	CP ALL PCL (Foreign)	79,003,600	159,584
*	Airports of Thailand PCL (Foreign)	55,230,964	124,552
	Bangkok Dusit Medical Services PCL (Foreign)	118,264,767	106,930
	Delta Electronics Thailand PCL (Foreign)	3,686,841	101,292
	Siam Cement PCL (Foreign)	9,747,547	99,457
	PTT Exploration & Production PCL (Foreign)	18,364,217	95,863
	Gulf Energy Development PCL (Foreign)	56,206,603	91,892
	Kasikornbank PCL (Foreign)	20,516,129	90,485

		Shares	Market Value ($000)
	Advanced Info Service PCL (Foreign)	15,069,125	89,224
	Central Pattana PCL (Foreign)	35,110,711	76,096
	SCB X PCL (Foreign)	22,873,553	72,449
	Energy Absolute PCL (Foreign)	21,408,144	56,280
*	Minor International PCL (Foreign)	50,073,901	50,712
	Bumrungrad Hospital PCL (Foreign)	7,371,543	48,582
	Central Retail Corp. PCL (Foreign)	37,136,922	48,060
	Charoen Pokphand Foods PCL (Foreign)	65,861,112	47,145
	Krung Thai Bank PCL (Foreign)	84,459,191	44,935
	Bangkok Bank PCL (Foreign)	8,978,964	43,287
	Intouch Holdings PCL (Foreign)	19,108,467	42,225
	PTT Global Chemical PCL (Foreign)	27,400,481	41,068
	Indorama Ventures PCL (Foreign)	29,209,883	35,981
	Banpu PCL (Foreign)	100,834,112	35,589
	Home Product Center PCL (Foreign)	76,898,661	33,461
	Land & Houses PCL (Foreign)	110,440,888	33,188
	Bangkok Expressway & Metro PCL (Foreign)	103,642,986	30,510
	BTS Group Holdings PCL (Foreign)	115,270,646	29,579
	Krungthai Card PCL (Foreign)	16,783,339	28,853
	Digital Telecommunications Infrastructure Fund	69,698,289	28,729
	Thai Oil PCL (Foreign)	15,180,949	26,719
	TMBThanachart Bank PCL (Foreign)	592,365,374	26,488
	PTT Oil & Retail Business PCL (Foreign)	37,197,683	25,285
	SCG Packaging PCL (Foreign)	15,192,109	24,146
	Tisco Financial Group PCL (Foreign)	7,651,609	23,807
	Siam Makro PCL (Foreign)	18,343,478	23,286
	Thonburi Healthcare Group PCL (Foreign)	10,117,327	21,177
	Ratch Group PCL (Foreign)	16,193,854	20,772
	True Corp. PCL (Foreign)	136,229,820	20,115
	Electricity Generating PCL (Foreign)	3,648,238	19,280
	Global Power Synergy PCL (Foreign)	9,053,276	18,955
	Thai Union Group PCL (Foreign)	38,153,960	18,525
	Asset World Corp. PCL (Foreign)	98,949,498	17,919
[1]	KCE Electronics PCL (Foreign)	10,378,475	17,363
	Kiatnakin Phatra Bank PCL (Foreign)	8,118,820	16,846
	Bangchak Corp. PCL (Foreign)	14,026,550	15,590
	Berli Jucker PCL (Foreign)	13,491,328	15,584
	Com7 PCL (Foreign)	16,240,914	15,484
	Osotspa PCL (Foreign)	17,434,483	14,840
*	Beyond Securities PCL (Foreign)	40,084,174	14,508
	Hana Microelectronics PCL (Foreign)	7,838,853	14,495
	Carabao Group PCL (Foreign)	4,586,606	14,370
*	Central Plaza Hotel PCL (Foreign)	9,069,352	14,341
[1]	IRPC PCL (Foreign)	147,327,224	13,711
*	Thai Life Insurance PCL (Foreign)	33,356,900	13,659
	CPN Retail Growth Leasehold REIT	23,193,102	13,568
	Srisawad Corp. PCL (Foreign)	8,334,379	13,549
	Ngern Tid Lor PCL (Foreign)	15,736,827	13,304
	Supalai PCL (Foreign)	17,602,263	12,928
	Jasmine Broadband Internet Infrastructure Fund	52,002,668	12,928
[1]	Siam Global House PCL (Foreign)	20,232,000	12,797
	Total Access Communication PCL (Foreign)	8,433,308	12,689
	Thanachart Capital PCL (Foreign)	9,595,102	12,460
	JMT Network Services PCL (Foreign)	7,590,517	12,368
[1]	WHA Corp. PCL (Foreign)	103,554,515	11,900
	Bangkok Commercial Asset Management PCL (Foreign)	24,436,590	11,814
	B Grimm Power PCL (Foreign)	9,374,752	11,487
	Sansiri PCL (Foreign)	192,452,621	11,407

		Shares	Market Value ($000)
	Muangthai Capital PCL (Foreign)	9,226,031	10,562
	AP Thailand PCL (Foreign)	29,199,070	10,556
	VGI PCL (Foreign)	69,430,614	10,383
	Chularat Hospital PCL (Foreign)	82,079,652	9,958
[1]	Bangkok Chain Hospital PCL (Foreign)	14,282,530	9,458
	CH Karnchang PCL (Foreign)	13,014,948	8,923
	Gunkul Engineering PCL (Foreign)	57,139,395	8,666
	Vibhavadi Medical Center PCL (Foreign)	104,159,628	8,595
	Ramkhamhaeng Hospital PCL (Foreign)	5,144,364	8,515
	Jay Mart PCL (Foreign)	7,476,487	8,506
	Forth Corp. PCL (Foreign)	6,399,306	8,431
	AEON Thana Sinsap Thailand PCL (Foreign)	1,380,668	8,370
	Mega Lifesciences PCL (Foreign)	5,134,856	8,157
*	STARK Corp. PCL (Foreign)	89,974,884	8,155
[1]	Sri Trang Agro-Industry PCL (Foreign)	12,079,771	8,034
	Thailand Future Fund	32,074,189	7,877
	Amata Corp. PCL (Foreign)	12,543,875	7,623
	Dhipaya Group Holdings PCL (Foreign)	4,962,672	7,530
	Singer Thailand PCL (Foreign)	8,883,040	7,448
	Star Petroleum Refining PCL (Foreign)	20,698,132	7,257
[1]	TOA Paint Thailand PCL (Foreign)	6,696,360	6,913
	CK Power PCL (Foreign)	50,179,219	6,890
[1]	Dohome PCL (Foreign)	15,390,420	6,374
	Sino-Thai Engineering & Construction PCL (Foreign)	13,887,601	6,080
	Quality Houses PCL (Foreign)	84,564,043	6,059
	TPI Polene PCL (Foreign)	106,038,866	5,952
	Plan B Media PCL (Foreign)	21,634,155	5,884
[1]	TQM Alpha PCL (Foreign)	4,496,153	5,768
	Thoresen Thai Agencies PCL (Foreign)	22,967,591	5,687
*,1	Jasmine Technology Solution PCL (Foreign)	3,794,001	5,445
	Tipco Asphalt PCL (Foreign)	9,858,167	5,441
	Thai Vegetable Oil PCL (Foreign)	6,080,102	5,301
	Esso Thailand PCL (Foreign)	17,259,553	4,892
	Bangkok Land PCL (Foreign)	150,033,295	4,828
	Thaifoods Group PCL (Foreign)	27,416,105	4,704
	Siam City Cement PCL (Foreign)	964,266	4,665
	TTW PCL (Foreign)	16,147,331	4,625
[1]	Precious Shipping PCL (Foreign)	9,216,397	4,623
	BEC World PCL (Foreign)	14,114,804	4,552
*	Bangkok Airways PCL (Foreign)	9,691,593	4,304
	Thaicom PCL (Foreign)	8,446,878	4,191
	Sri Trang Gloves Thailand PCL (Foreign)	13,077,296	4,128
	MBK PCL (Foreign)	7,358,038	4,119
[1]	Banpu Power PCL (Foreign)	7,423,237	3,896
	Major Cineplex Group PCL (Foreign)	6,800,679	3,885
	TPI Polene Power PCL (Foreign)	35,880,912	3,807
	Bangkok Life Assurance PCL (Foreign)	4,102,546	3,639
*,1	Kerry Express Thailand PCL (Foreign)	6,473,000	3,618
	PTG Energy PCL (Foreign)	8,263,777	3,367
*,1	Jasmine International PCL (Foreign)	47,276,878	3,332
	MK Restaurants Group PCL (Foreign)	1,876,940	3,233
	Ratchthani Leasing PCL (Foreign)	24,276,994	3,027
	Origin Property PCL (Foreign)	8,151,381	3,026
	Super Energy Corp. PCL (Foreign)	152,719,066	2,921
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	13,864,086	2,899
	GFPT PCL (Foreign)	6,818,395	2,797
*	Italian-Thai Development PCL (Foreign)	44,731,483	2,771
	BCPG PCL (Foreign)	8,752,273	2,621

		Shares	Market Value ($000)
	Pruksa Holding PCL (Foreign)	6,478,484	2,595
	Workpoint Entertainment PCL (Foreign)	4,658,553	2,577
	SPCG PCL (Foreign)	5,675,234	2,530
[1]	Taokaenoi Food & Marketing PCL (Foreign)	7,071,393	2,493
[1]	LPN Development PCL (Foreign)	17,519,589	2,446
*,1	Rabbit Holdings plc (Foreign)	44,217,565	1,628
*	Pruksa Real Estate PCL (Foreign)	7,721,100	1,544
*,1,3	Thai Airways International PCL (Foreign)	13,550,615	1,045
*	Samart Corp. PCL (Foreign)	5,775,730	981
*	Unique Engineering & Construction PCL (Foreign)	6,071,275	892
*	VGI PCL Warrants Exp. 5/23/27	16,082,270	127
*,3	Inter Far East Energy Corp.	5,655,044	60
	Bangkok Life Assurance PCL NVDR	25,425	23
*	BCPG PCL Warrants Exp. 11/13/23	1	—
*	Samart Corp. PCL Warrants Exp. 5/17/24	1	—
			2,970,784
Turkey (0.2%)
*	Turk Hava Yollari AO	7,262,151	53,243
*	Turkiye Petrol Rafinerileri A/S	1,662,498	52,424
	KOC Holding A/S	11,228,872	45,781
	Turkiye Sise ve Cam Fabrikalari A/S	18,991,828	40,100
	BIM Birlesik Magazalar A/S	5,784,609	38,357
	Enka Insaat ve Sanayi A/S	23,611,915	37,359
	Akbank TAS	40,657,471	36,839
	Eregli Demir ve Celik Fabrikalari TAS	17,757,288	36,042
	Turkcell Iletisim Hizmetleri A/S	15,576,476	30,194
*	Hektas Ticaret TAS	15,442,054	25,906
	Haci Omer Sabanci Holding A/S	11,694,004	24,323
*	Sasa Polyester Sanayi A/S	4,486,885	24,068
	Turkiye Is Bankasi A/S Class C	41,207,546	23,901
	Aselsan Elektronik Sanayi ve Ticaret A/S	7,680,663	23,240
	Ford Otomotiv Sanayi A/S	819,584	22,292
	Koza Altin Isletmeleri A/S	602,618	17,841
	Yapi ve Kredi Bankasi A/S	35,894,290	17,406
*	Gubre Fabrikalari TAS	1,046,336	15,376
*	Petkim Petrokimya Holding A/S	16,434,525	14,319
	Tofas Turk Otomobil Fabrikasi A/S	1,575,279	13,265
*	Pegasus Hava Tasimaciligi A/S	460,603	12,131
	Arcelik A/S	2,052,391	11,731
	Aksa Enerji Uretim A/S Class B	6,155,532	11,632
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	12,622,346	11,091
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	24,821,866	10,392
	Turkiye Garanti Bankasi A/S	7,662,295	9,827
*	TAV Havalimanlari Holding A/S	2,231,502	9,790
	Coca-Cola Icecek A/S	890,113	8,681
*	Migros Ticaret A/S	1,140,492	8,374
	AG Anadolu Grubu Holding A/S	1,666,306	8,076
	Turk Telekomunikasyon A/S	7,064,825	7,738
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,597,293	7,218
*	Turkiye Vakiflar Bankasi TAO	14,022,087	7,060
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,309,582	6,536
	Aksa Akrilik Kimya Sanayii A/S	1,498,884	6,179
	Alarko Holding A/S	1,657,592	6,141
[2]	Mavi Giyim Sanayi ve Ticaret A/S Class B	963,286	5,954
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	14,308,801	5,896
[2]	Enerjisa Enerji A/S	3,302,904	5,813
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	2,633,906	5,716
	Dogan Sirketler Grubu Holding A/S	11,954,238	5,622

		Shares	Market Value ($000)
	Turk Traktor ve Ziraat Makineleri A/S	180,669	5,537
	Otokar Otomotiv ve Savunma Sanayi A/S	103,172	5,486
*	Can2 Termik A/S	997,026	5,211
	Is Yatirim Menkul Degerler A/S	1,643,498	4,894
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	3,413,005	4,809
	Bera Holding A/S	8,079,502	4,802
	Tekfen Holding A/S	2,301,809	4,769
*	Oyak Cimento Fabrikalari A/S	4,106,627	4,700
*	Sok Marketler Ticaret A/S	3,317,660	4,660
*	Turkiye Halk Bankasi A/S	8,127,647	4,555
*,2	MLP Saglik Hizmetleri A/S Class B	1,061,029	4,517
*	Imas Makina Sanayi A/S	256,820	4,226
*	Ulker Biskuvi Sanayi A/S	2,009,498	4,093
	Nuh Cimento Sanayi A/S	835,704	4,059
	EGE Endustri ve Ticaret A/S	13,663	3,834
	Aygaz A/S	746,718	3,595
	Dogus Otomotiv Servis ve Ticaret A/S	418,560	3,543
*	Vestel Elektronik Sanayi ve Ticaret A/S	1,035,683	3,494
*	Is Gayrimenkul Yatirim Ortakligi A/S	5,666,425	3,493
	Iskenderun Demir ve Celik A/S	2,043,156	3,492
*	Turkiye Sinai Kalkinma Bankasi A/S	15,542,688	3,473
	Borusan Yatirim ve Pazarlama A/S	66,907	3,239
	Logo Yazilim Sanayi ve Ticaret A/S	936,803	2,970
	Kordsa Teknik Tekstil A/S	731,090	2,951
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	1,649,823	2,905
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,113,713	2,832
	Cimsa Cimento Sanayi ve Ticaret A/S	617,172	2,689
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	11,765,546	2,636
	Kervan Gida Sanayi ve Ticaret A/S Class B	1,944,456	2,534
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,320,007	2,371
	Kimteks Poliuretan Sanayi ve Ticaret A/S	406,846	2,036
*	Zorlu Enerji Elektrik Uretim A/S	6,771,279	1,794
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	690,415	1,751
*	Albaraka Turk Katilim Bankasi A/S	11,536,574	1,750
*	Kiler Holding A/S	1,328,612	1,745
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	2,009,237	1,704
*	Kocaer Celik Sanayi ve Ticaret A/S	1,811,331	1,641
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	1,805,487	1,579
*	NET Holding A/S	2,660,790	1,572
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,130,940	1,535
	LDR Turizm A/S	254,913	1,529
	Tat Gida Sanayi A/S	1,083,197	1,461
*	Europen Endustri Insaat Sanayi ve Ticaret A/S	2,500,737	1,368
*	Aksigorta A/S	7,533,668	1,357
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	915,002	1,334
	Akcansa Cimento A/S	442,079	1,261
*	Konya Cimento Sanayii A/S	9,784	1,222
*	Sekerbank Turk A/S	8,616,933	1,215
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	7,271,166	1,190
*	Is Finansal Kiralama A/S	3,428,404	1,144
	Kontrolmatik Enerji ve Muhendislik A/S	128,569	975
	Polisan Holding A/S	2,126,545	974
	Kartonsan Karton Sanayi ve Ticaret A/S	212,792	913
	Selcuk Ecza Deposu Ticaret ve Sanayi A/S	356,310	734
*	Biotrend Cevre ve Enerji Yatirimlari A/S	822,689	714
*	Suwen Tekstil Sanayi Pazarlama A/S	259,203	687
	SUN Tekstil Sanayi ve Ticaret A/S	283,581	612
*	Consus Enerji Isletmeciligi ve Hizmetleri A/S	1,288,573	492

		Shares	Market Value ($000)
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	230,689	199
*	Girisim Elektrik Taahhut Ticaret ve Sanayi A/S	14,362	187
*	Kerevitas Gida Sanayi ve Ticaret A/S	225,734	163
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	49,905	128
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	30,803	121
*	Reysas Tasimacilik ve Lojistik Ticaret A/S	90,176	95
*	Tukas Gida Sanayi ve Ticaret A/S	53,431	53
	Oyak Yatirim Menkul Degerler A/S	2,717	5
*,3	Asya Katilim Bankasi A/S	6,861,580	—
			917,483
United Arab Emirates (0.4%)
	Emirates Telecommunications Group Co. PJSC	45,959,667	322,020
	First Abu Dhabi Bank PJSC	58,393,458	216,604
	Emaar Properties PJSC	82,083,546	124,727
*	Alpha Dhabi Holding PJSC	17,680,427	115,627
[3]	Abu Dhabi Commercial Bank PJSC	36,588,632	83,915
	Dubai Islamic Bank PJSC	37,872,306	57,412
	Aldar Properties PJSC	46,961,946	55,929
	Abu Dhabi Islamic Bank PJSC	19,284,142	49,567
*	Multiply Group PJSC	44,663,769	49,312
	Abu Dhabi National Oil Co. for Distribution PJSC	38,059,371	45,656
	Dubai Electricity & Water Authority PJSC	67,054,414	43,293
*	Q Holding PJSC	27,193,963	25,551
*	Americana Restaurants International plc (XADS)	25,530,836	23,772
	ADNOC Drilling Co. PJSC	20,560,299	18,984
*	Abu Dhabi Ports Co. PJSC	11,615,998	18,719
	Air Arabia PJSC	30,559,614	18,349
	Borouge plc	24,128,908	17,110
	Fertiglobe plc	15,223,934	16,607
	Dubai Investments PJSC	27,042,961	16,028
*	Emaar Development PJSC	11,046,110	13,450
	GFH Financial Group BSC	42,066,967	10,477
	Dana Gas PJSC	45,240,417	10,211
	Aramex PJSC	9,003,227	8,889
	Sharjah Islamic Bank	15,573,835	8,795
	AL Yah Satellite Communications Co-PJSC-Yah Sat	12,480,306	8,747
	Dubai Financial Market PJSC	21,627,576	8,360
*	AL Seer Marine Supplies & Equipment Co. LLC	2,565,218	6,017
*	Apex Investment Co. PSC	6,637,149	5,215
*	RAK Properties PJSC	12,918,034	2,170
*,3	Arabtec Holding PJSC	11,126,461	1,606
*	Americana Restaurants International plc	1,103,550	1,020
*,3	Drake & Scull International PJSC	7,671,678	—
			1,404,139
United Kingdom (9.8%)
	Shell plc	93,701,473	2,750,868
	AstraZeneca plc	19,497,623	2,554,433
	HSBC Holdings plc	265,672,278	1,957,566
	BP plc	236,384,133	1,427,820
	Diageo plc	29,764,916	1,301,504
	Glencore plc	169,633,498	1,136,017
	British American Tobacco plc	29,562,351	1,133,238
	Rio Tinto plc	14,356,000	1,124,093
	Unilever plc	21,424,903	1,087,676
	GSK plc	52,737,405	926,335
	RELX plc	25,351,945	753,179
	Anglo American plc	15,927,143	686,944

		Shares	Market Value ($000)
	Reckitt Benckiser Group plc	9,439,591	672,674
	Unilever plc	12,073,879	614,550
	National Grid plc	48,090,589	611,371
	Prudential plc	36,273,879	602,693
	Lloyds Banking Group plc	885,995,543	576,602
	Compass Group plc	23,164,982	553,366
	Barclays plc	208,558,383	479,432
	CRH plc	9,867,681	461,035
	Experian plc	12,133,913	443,731
	London Stock Exchange Group plc	4,827,998	441,979
	BAE Systems plc	40,884,893	432,810
	Ferguson plc	2,742,712	386,435
	Ashtead Group plc	5,827,586	383,856
	Vodafone Group plc	326,854,951	377,130
*	Flutter Entertainment plc	2,319,975	359,958
	Imperial Brands plc	12,478,679	313,043
	SSE plc	14,282,511	304,856
	Tesco plc	96,522,810	293,370
*	Haleon plc	65,939,119	264,243
	Standard Chartered plc	31,276,706	262,712
	NatWest Group plc	66,277,191	252,851
	Legal & General Group plc	78,269,285	246,309
	3i Group plc	12,564,075	245,122
	Aviva plc	36,891,598	208,063
	Rentokil Initial plc	33,129,221	200,877
	Bunzl plc	4,451,599	163,424
	Segro plc	15,865,865	163,317
	WPP plc	13,799,330	161,228
	InterContinental Hotels Group plc	2,317,553	160,893
	Smith & Nephew plc	11,515,089	159,027
	Croda International plc	1,836,643	156,550
	Informa plc	18,785,709	155,372
	Burberry Group plc	5,063,342	154,234
*	Rolls-Royce Holdings plc	110,736,290	144,880
	Smurfit Kappa Group plc	3,441,196	144,616
	Entain plc	7,726,492	142,482
	BT Group plc	91,828,092	141,479
	Spirax-Sarco Engineering plc	970,190	138,584
	Next plc	1,631,404	133,570
	Halma plc	5,003,031	133,201
	Sage Group plc	13,459,620	129,316
	Mondi plc	6,391,789	120,535
	United Utilities Group plc	9,002,461	117,798
	Severn Trent plc	3,304,504	115,000
	Intertek Group plc	2,134,229	114,709
	Pearson plc	9,489,881	108,224
	St. James's Place plc	7,057,307	107,015
	Associated British Foods plc	4,591,244	105,393
	Admiral Group plc	3,770,501	102,502
	Whitbread plc	2,661,619	100,243
	Smiths Group plc	4,681,364	99,933
	Antofagasta plc	4,573,359	98,266
	Centrica plc	78,020,285	97,198
[2]	Auto Trader Group plc	12,137,457	94,168
	Melrose Industries plc	53,074,861	93,580
	Kingfisher plc	25,836,110	89,133
	Land Securities Group plc	9,646,529	84,511
	Rightmove plc	10,844,591	78,796

		Shares	Market Value ($000)
	Phoenix Group Holdings plc	9,720,576	77,044
	Weir Group plc	3,423,090	75,459
	Barratt Developments plc	13,179,267	74,907
	DCC plc	1,305,063	74,334
	DS Smith plc	16,934,579	74,138
	J Sainsbury plc	22,664,851	73,504
	Persimmon plc	4,192,955	73,231
	RS Group plc	6,237,322	72,514
	Beazley plc	8,744,912	71,965
	M&G plc	28,525,111	71,236
	abrdn plc	26,870,346	70,772
	Berkeley Group Holdings plc	1,366,132	69,956
	B&M European Value Retail SA	12,286,605	67,949
	Taylor Wimpey plc	46,439,943	67,381
	British Land Co. plc	12,263,145	67,115
	Johnson Matthey plc	2,395,367	66,909
	JD Sports Fashion plc	32,514,089	65,536
*	Ocado Group plc	7,991,378	63,950
	Intermediate Capital Group plc	3,682,584	63,368
*	Coca-Cola HBC AG	2,593,974	63,037
*	Wise plc Class A	9,315,454	62,447
[2]	ConvaTec Group plc	21,442,859	62,194
	Hiscox Ltd.	4,446,223	61,883
	IMI plc	3,399,033	60,860
	Schroders plc	10,276,944	60,776
	Howden Joinery Group plc	7,050,168	60,158
	Endeavour Mining plc	2,399,154	56,609
	Inchcape plc	4,975,743	56,100
	Investec plc	8,757,169	56,006
	Spectris plc	1,394,227	55,274
	Hargreaves Lansdown plc	4,994,105	54,981
	Diploma plc	1,608,703	54,418
	UNITE Group plc	4,243,081	52,271
	Dechra Pharmaceuticals plc	1,460,757	51,807
	Man Group plc	16,452,268	50,615
	IG Group Holdings plc	5,100,315	50,148
	Games Workshop Group plc	432,080	50,118
	ITV plc	49,371,914	49,443
	Tate & Lyle plc	5,274,200	49,114
	Tritax Big Box REIT plc	24,771,311	47,729
*	Marks & Spencer Group plc	25,851,816	46,632
	Derwent London plc	1,450,270	46,263
	Hikma Pharmaceuticals plc	2,128,738	45,032
	Rotork plc	11,307,020	44,541
	Greggs plc	1,316,501	43,961
	Bellway plc	1,634,890	42,762
	Drax Group plc	5,291,290	42,259
[1]	Vistry Group plc	4,288,579	39,498
	Pennon Group plc	3,453,315	39,202
*	Indivior plc	1,632,610	39,201
	Direct Line Insurance Group plc	17,495,720	38,362
	Virgin Money UK plc	15,869,348	37,971
	OSB Group plc	5,555,532	37,455
	Harbour Energy plc	9,452,938	36,562
*,2	Watches of Switzerland Group plc	3,062,745	35,954
	Travis Perkins plc	2,828,537	35,483
	Balfour Beatty plc	7,770,002	35,186
	Safestore Holdings plc	2,729,459	33,986

		Shares	Market Value ($000)
	Big Yellow Group plc	2,258,578	33,687
*,1	TUI AG	16,052,643	33,616
*	SSP Group plc	10,389,391	33,262
	Britvic plc	3,431,821	32,919
	WH Smith plc	1,656,318	32,708
	Mediclinic International plc	5,128,127	31,376
	Genus plc	870,079	31,207
	Grafton Group plc	2,747,437	31,186
	Grainger plc	9,661,042	30,940
*,1	International Consolidated Airlines Group SA	14,787,885	30,910
	QinetiQ Group plc	6,843,415	30,697
*	easyJet plc	4,934,436	30,059
	Hays plc	19,673,827	30,017
	LondonMetric Property plc	12,621,000	29,408
*	Playtech plc	4,049,060	28,258
	Future plc	1,502,746	27,982
	LXI REIT plc	20,085,017	27,957
	Computacenter plc	1,009,440	27,742
	Plus500 Ltd.	1,204,920	27,645
	Serco Group plc	15,321,718	27,597
	Cranswick plc	699,676	27,525
	Pets at Home Group plc	6,141,696	26,718
	Assura plc	38,611,024	26,575
[3]	Micro Focus International plc	3,967,066	26,058
	International Distributions Services plc	9,183,789	25,995
	Energean plc	1,792,735	25,740
	Fresnillo plc	2,444,843	24,834
	Lancashire Holdings Ltd.	3,216,632	24,830
	Softcat plc	1,641,773	24,567
*	Oxford Nanopore Technologies plc	8,322,020	24,313
	Primary Health Properties plc	17,537,251	24,298
	Victrex plc	1,060,964	24,146
	Close Brothers Group plc	1,997,089	23,917
	Pagegroup plc	4,144,184	23,330
	TP ICAP Group plc	10,428,556	22,712
	Paragon Banking Group plc	3,060,252	22,704
	Redrow plc	3,491,201	22,393
	Renishaw plc	455,115	22,213
	Kainos Group plc	1,214,266	22,102
	Rathbones Group plc	853,184	22,040
*	IWG plc	9,518,452	21,837
[2]	Quilter plc	18,233,561	21,651
	Telecom Plus plc	872,874	21,498
	Dunelm Group plc	1,491,267	21,455
	Spirent Communications plc	7,907,594	21,430
	Savills plc	1,780,862	21,425
*,2	Trainline plc	6,109,519	21,389
[2]	Airtel Africa plc	14,230,889	20,545
	Moneysupermarket.com Group plc	6,918,897	20,427
	Great Portland Estates plc	2,861,427	20,128
	Bodycote plc	2,495,232	20,038
*,2	Network International Holdings plc	6,151,001	19,972
	Domino's Pizza Group plc	5,148,723	19,942
	Centamin plc	14,452,930	19,813
	Oxford Instruments plc	679,927	19,655
	Ashmore Group plc	5,965,617	19,649
*,2	Deliveroo plc Class A	17,146,635	19,648
[1]	Supermarket Income REIT plc	16,514,851	19,620

		Shares	Market Value ($000)
	TBC Bank Group plc	658,491	19,356
*	S4 Capital plc	7,106,347	19,197
*	Ascential plc	5,668,538	18,827
	Coats Group plc	20,403,400	18,347
*	Carnival plc	1,915,132	18,298
	Mitie Group plc	18,125,641	17,476
[1]	Hammerson plc	51,192,814	16,938
*	Frasers Group plc	1,739,998	16,830
	Redde Northgate plc	3,087,535	16,548
	Hill & Smith plc	1,056,284	16,439
	Bank of Georgia Group plc	486,189	16,037
	AJ Bell plc	3,770,812	15,722
*	John Wood Group plc	8,900,337	15,603
[2]	JTC plc	1,722,163	15,318
	Just Group plc	14,854,364	15,045
	Sirius Real Estate Ltd.	14,290,901	14,922
	Diversified Energy Co. plc	10,900,631	14,911
	IntegraFin Holdings plc	3,805,133	14,677
	Vesuvius plc	2,843,559	14,340
	Morgan Advanced Materials plc	3,685,985	14,306
*,1	Darktrace plc	5,452,742	14,164
	Capital & Counties Properties plc	9,901,083	14,033
	Dr. Martens plc	7,315,572	14,021
*	Capricorn Energy plc	4,638,099	13,875
	Firstgroup plc	9,975,215	13,355
	Marshalls plc	3,145,343	13,174
	Chemring Group plc	3,756,713	13,132
*	Helios Towers plc	9,917,772	13,110
	Genuit Group plc	3,244,428	13,085
	Premier Foods plc	9,478,897	12,998
	Morgan Sindall Group plc	635,161	12,875
	Bytes Technology Group plc	2,687,889	12,849
*	Babcock International Group plc	3,397,095	12,834
	FDM Group Holdings plc	1,267,116	12,271
	Shaftesbury plc	2,487,659	12,116
	Ninety One plc	4,903,982	11,973
*	Elementis plc	7,742,344	11,968
	Liontrust Asset Management plc	831,520	11,914
	Clarkson plc	312,212	11,845
	Workspace Group plc	1,884,837	11,770
*	National Express Group plc	7,121,444	11,731
	Volution Group plc	2,478,661	11,559
[2]	Ibstock plc	5,415,300	11,293
*,2	Spire Healthcare Group plc	3,684,058	11,038
	Essentra plc	4,128,240	11,032
	Senior plc	5,780,258	10,899
*	PureTech Health plc	3,406,027	10,700
*	C&C Group plc	5,373,614	10,679
	Keller Group plc	1,068,049	10,644
	IP Group plc	14,117,151	10,626
	Currys plc	13,066,266	10,497
[2]	Bridgepoint Group plc	3,466,440	10,288
	Jupiter Fund Management plc	5,883,370	10,187
	Provident Financial plc	3,501,089	10,113
*	Auction Technology Group plc	1,147,627	9,946
	RHI Magnesita NV	291,275	9,802
	NCC Group plc	4,218,369	9,776
	Crest Nicholson Holdings plc	3,179,111	9,566

		Shares	Market Value ($000)
*	ASOS plc	869,125	9,403
*,1	THG plc Class B	12,517,101	8,984
*	Molten Ventures plc	2,017,928	8,927
	Synthomer plc	4,615,340	8,911
	AG Barr plc	1,279,168	8,651
	Devro plc	2,172,351	8,212
[2]	Petershill Partners plc	3,898,329	8,153
*,1,2	Aston Martin Lagonda Global Holdings plc	3,933,226	8,037
*	Capita plc	22,876,161	7,907
	Halfords Group plc	2,944,227	7,458
	Ferrexpo plc	3,771,916	7,380
	Hilton Food Group plc	881,664	7,223
	XP Power Ltd.	241,033	7,212
	UK Commercial Property REIT Ltd.	10,087,070	7,210
*	Greencore Group plc	7,071,339	6,965
	Balanced Commercial Property Trust Ltd.	7,073,532	6,931
	Picton Property Income Ltd.	7,267,197	6,906
*	Mitchells & Butlers plc	3,394,055	6,896
*,1	Tullow Oil plc	15,446,847	6,879
	Wickes Group plc	3,467,431	6,491
[2]	TI Fluid Systems plc	4,387,450	6,447
*	J D Wetherspoon plc	1,144,750	6,442
*,2	Wizz Air Holdings plc	192,479	6,346
	PZ Cussons plc	2,307,114	6,183
	Helical plc	1,375,582	6,107
*,1	Petrofac Ltd.	5,571,866	5,721
*	Oxford Biomedica plc	1,081,890	5,677
*	Moonpig Group plc	3,694,598	5,481
*,2	Trustpilot Group plc	4,310,002	5,456
[3]	Home REIT plc	10,689,921	5,015
[2]	CMC Markets plc	1,666,460	4,992
	Avon Protection plc	395,238	4,934
*	Alphawave IP Group plc	4,077,725	4,806
	CLS Holdings plc	2,602,642	4,789
*,1	AO World plc	5,736,535	4,417
*	Marston's plc	7,881,259	4,256
*	SIG plc	9,320,595	4,026
*	Restaurant Group plc	8,416,828	3,786
*	888 Holdings plc	4,213,152	3,763
	Hochschild Mining plc	4,317,792	3,648
[2]	Alfa Financial Software Holdings plc	1,354,381	2,934
*	Rank Group plc	2,583,312	2,889
[1,2]	Bakkavor Group plc	1,871,971	2,659
[1,3]	Micro Focus International plc ADR	370,317	2,429
	RHI Magnesita NV	62,742	2,087
*,1,3	NMC Health plc	1,316,787	—
*,1,3	Intu Properties plc	14,406,415	—
*,3	Evraz plc	7,417,198	—
*,2,3	Finablr plc	3,002,811	—
			36,678,690
Total Common Stocks (Cost $329,108,093)			371,079,058

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[6,7]	Vanguard Market Liquidity Fund (Cost $6,589,556)	4.437%	65,918,848	6,591,226
Total Investments (100.9%) (Cost $335,697,649)				377,670,284
Other Assets and Liabilities—Net (-0.9%)				(3,524,441)
Net Assets (100%)				374,145,843
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,400,663,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the aggregate value was $10,577,796,000, representing 2.8% of net assets.
3	Security value determined using significant unobservable inputs.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $4,791,871,000 was received for securities on loan, of which $4,700,587,000 is held in Vanguard Market Liquidity Fund and $91,284,000 is held in cash.

ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	March 2023	19,148	868,266	38,331
FTSE 100 Index	March 2023	4,459	426,012	13,430
MSCI Emerging Market Index	March 2023	7,660	400,082	17,723
S&P ASX 200 Index	March 2023	2,290	300,044	11,385
S&P TSX 60 Index	March 2023	1,365	257,273	9,756
Topix Index	March 2023	3,953	599,942	14,265
				104,890

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
BNP Paribas	3/15/23	AUD	252,584	USD	172,228	6,337	—
State Street Bank & Trust Co.	3/15/23	AUD	239,668	USD	162,624	6,811	—
Toronto-Dominion Bank	3/15/23	CAD	250,741	USD	184,314	4,189	—
State Street Bank & Trust Co.	3/15/23	CAD	250,741	USD	184,148	4,355	—
BNP Paribas	3/15/23	CAD	67,914	USD	50,644	413	—
Toronto-Dominion Bank	3/15/23	EUR	333,441	USD	354,446	8,981	—
Bank of America, N.A.	3/15/23	EUR	298,002	USD	315,797	9,002	—
Morgan Stanley Capital Services LLC	3/15/23	EUR	298,002	USD	315,599	9,200	—
Toronto-Dominion Bank	3/15/23	EUR	102,960	USD	112,271	—	(52)
Toronto-Dominion Bank	3/15/23	GBP	426,492	USD	530,188	—	(3,925)
Bank of America, N.A.	3/15/23	GBP	15,574	USD	18,883	334	—
Morgan Stanley Capital Services LLC	3/15/23	INR	9,395,167	USD	113,342	1,076	—
BNP Paribas	3/15/23	INR	9,301,216	USD	112,192	1,082	—
HSBC Bank plc	3/15/23	INR	6,326,236	USD	76,325	718	—
Bank of America, N.A.	3/15/23	INR	6,326,236	USD	76,106	937	—
Citibank, N.A.	3/15/23	INR	6,231,814	USD	74,986	908	—
UBS AG	3/15/23	JPY	85,112,724	USD	633,642	23,817	—
HSBC Bank plc	3/15/23	JPY	9,679,425	USD	73,648	1,122	—
Bank of America, N.A.	3/15/23	USD	72,184	AUD	107,520	—	(3,828)
Toronto-Dominion Bank	3/15/23	USD	21,572	AUD	31,294	—	(551)
HSBC Bank plc	3/15/23	USD	14,788	AUD	22,022	—	(781)
Royal Bank of Canada	3/15/23	USD	8,812	BRL	47,246	—	(427)
Bank of America, N.A.	3/15/23	USD	8,750	BRL	47,246	—	(489)
Citibank, N.A.	3/15/23	USD	8,737	BRL	46,541	—	(365)
Royal Bank of Canada	3/15/23	USD	145,702	CAD	197,097	—	(2,474)
Toronto-Dominion Bank	3/15/23	USD	41,828	CAD	57,111	—	(1,109)
BNP Paribas	3/15/23	USD	28,446	CAD	38,874	—	(778)
HSBC Bank plc	3/15/23	USD	17,669	CAD	23,991	—	(367)
Bank of America, N.A.	3/15/23	USD	14,283	CAD	19,538	—	(405)
State Street Bank & Trust Co.	3/15/23	USD	13,672	CAD	18,675	—	(368)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
State Street Bank & Trust Co.	3/15/23	USD	336,549	CHF	312,141	—	(5,871)
Bank of America, N.A.	3/15/23	USD	232,001	EUR	217,827	—	(5,413)
BNP Paribas	3/15/23	USD	65,814	EUR	60,426	—	(45)
JPMorgan Chase Bank, N.A.	3/15/23	USD	63,943	EUR	60,089	—	(1,549)
UBS AG	3/15/23	USD	32,784	EUR	30,921	—	(918)
UBS AG	3/15/23	USD	29,114	EUR	26,600	122	—
Deutsche Bank AG	3/15/23	USD	13,878	EUR	12,874	—	(153)
BNP Paribas	3/15/23	USD	118,931	GBP	96,905	—	(643)
Royal Bank of Canada	3/15/23	USD	52,877	GBP	43,676	—	(1,016)
Bank of Montreal	3/15/23	USD	37,540	GBP	30,781	—	(441)
State Street Bank & Trust Co.	3/15/23	USD	24,684	GBP	20,247	—	(299)
Toronto-Dominion Bank	3/15/23	USD	20,054	GBP	16,333	—	(100)
Morgan Stanley Capital Services LLC	3/15/23	USD	12,601	GBP	10,326	—	(140)
JPMorgan Chase Bank, N.A.	3/15/23	USD	75,821	HKD	590,305	386	—
Morgan Stanley Capital Services LLC	3/15/23	USD	120,794	JPY	15,814,367	—	(1,366)
UBS AG	3/15/23	USD	79,172	JPY	10,260,531	—	(86)
JPMorgan Chase Bank, N.A.	3/15/23	USD	60,440	JPY	7,899,840	—	(583)
UBS AG	3/15/23	USD	15,899	JPY	2,038,885	150	—
State Street Bank & Trust Co.	3/15/23	USD	67,161	KRW	87,262,181	—	(3,785)
Toronto-Dominion Bank	3/15/23	USD	36,293	KRW	45,729,630	—	(886)
Bank of America, N.A.	3/15/23	USD	36,130	KRW	45,729,630	—	(1,049)
						79,940	(40,262)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Chung Hung Steel Corp.	8/31/23	BANA	5,309	10.674	627	—
Eva Airways Corp.	8/31/23	BANA	13,738	6.424	819	—
Evergreen Marine Corp. Taiwan Ltd.	2/16/23	GSI	22,030	(0.000)	223	—
FTSE China A Stock Connect CNY All Cap Index	6/17/23	GSI	235,389	(0.446)	615	—
Innolux Corp.	2/16/23	GSI	19,082	(0.000)	1,126	—
IRB Brasil Resseguros SA	2/28/23	BANA	1,452	5.432	—	—
Nan Ya Printed Circuit Board Corp.	8/31/23	BANA	7,386	2.674	723	—
Yang Ming Marine Transport Corp.	2/16/23	GSI	12,317	(0.000)	369	—
					4,502	—
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
At January 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $53,494,000 and cash of $10,320,000 in connection with open forward currency contracts and over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	35,857,481	1,651,943	—	37,509,424
Common Stocks—Other	3,074,613	330,218,316	276,705	333,569,634
Temporary Cash Investments	6,591,226	—	—	6,591,226
Total	45,523,320	331,870,259	276,705	377,670,284

Derivative Financial Instruments
Assets
Futures Contracts[1]	104,890	—	—	104,890
Forward Currency Contracts	—	79,940	—	79,940
Swap Contracts	—	4,502	—	4,502
Total	104,890	84,442	—	189,332
Liabilities
Forward Currency Contracts	—	40,262	—	40,262
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
G.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2023 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	557,887	—	—	—	106,699	9,988	—	664,586
Vanguard Market Liquidity Fund	7,948,248	NA1	NA1	720	3	23,011	6	6,591,226
Total	8,506,135	—	—	720	106,702	32,999	6	7,255,812
1	Not applicable—purchases and sales are for temporary cash investment purposes.